Variable Separate Account

American General Life Insurance Company

Financial Statements

December 31, 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2024, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS American High-Income Trust Class 3 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2 (1)
American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)
American Funds IS Asset Allocation Fund Class 3 (1)	SAST SA Fixed Income Index Portfolio Class 1 (1)
American Funds IS Capital Income Builder Class 4 (1)	SAST SA Fixed Income Index Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 1 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)
American Funds IS Growth Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2 (1)
American Funds IS Growth-Income Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)
American Funds IS International Fund Class 3 (1)	SAST SA Franklin Small Company Value Portfolio Class 1 (1)
American Funds IS U.S. Government Securities Fund Class 3 (1)	SAST SA Franklin Small Company Value Portfolio Class 3 (1)
American Funds IS Ultra-Short Bond Fund Class 3 (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1 (1)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)
BlackRock Global Allocation V.I. Fund Class III (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
Columbia VP Dividend Opportunity Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2 (1)
Columbia VP Emerging Markets Bond Fund Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
Columbia VP Income Opportunities Fund Class 1 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 1 (1)
Columbia VP Large Cap Growth Fund Class 1 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
Columbia VP Limited Duration Credit Fund Class 2 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
Columbia VP Overseas Core Fund Class 2 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 2 (1)
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
Columbia VP Small Company Growth Fund Class 1 (1)	SAST SA JPMorgan Global Equities Portfolio Class 1 (1)
CTIVP® Principal Blue Chip Growth Fund Class 1 (1)	SAST SA JPMorgan Global Equities Portfolio Class 2 (1)
FTVIP Franklin Allocation VIP Fund Class 1 (4)	SAST SA JPMorgan Global Equities Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
FTVIP Franklin Income VIP Fund Class 1 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 2 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2 (1)
Invesco V.I. American Franchise Fund Series I (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
Invesco V.I. Balanced-Risk Allocation Fund Series II (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2 (1)
Invesco V.I. Comstock Fund Series I (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA Large Cap Growth Index Portfolio Class 1 (1)
Invesco V.I. Growth and Income Fund Series I (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA Large Cap Index Portfolio Class 1 (1)
Macquarie VIP Asset Strategy Series Service Class (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA Large Cap Value Index Portfolio Class 1 (1)
Lord Abbett Fundamental Equity Portfolio Class VC (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (1)

Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 2 (1)
Lord Abbett Short Duration Income Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)
Morgan Stanley VIF Global Infrastructure Portfolio Class II (3)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S (2)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2 (1)
PIMCO All Asset Portfolio Advisor Class (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
PIMCO Dynamic Bond Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 2 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
PIMCO Total Return Portfolio Institutional Class (1)	SAST SA Mid Cap Index Portfolio Class 1 (1)
PVC Core Plus Bond Account Class 1 (1)	SAST SA Mid Cap Index Portfolio Class 3 (1)
PVC Diversified International Account Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
PVC Equity Income Account Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 2 (1)
PVC Equity Income Account Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
PVC Government & High Quality Bond Account Class 1 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
PVC Large Cap Growth Account I Class 1 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2 (1)
PVC MidCap Account Class 1 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)
PVC MidCap Account Class 2 (1)	SAST SA PIMCO RAE International Value Portfolio Class 1 (1)
PVC Principal Capital Appreciation Account Class 1 (1)	SAST SA PIMCO RAE International Value Portfolio Class 2 (1)
PVC Principal Capital Appreciation Account Class 2 (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
PVC Real Estate Securities Account Class 1 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1 (1)
PVC Real Estate Securities Account Class 2 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (1)
PVC SAM Balanced Portfolio Class 1 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 1 (4)
PVC SAM Balanced Portfolio Class 2 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
PVC SAM Conservative Balanced Portfolio Class 1 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 1 (1)
PVC SAM Conservative Balanced Portfolio Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
PVC SAM Conservative Growth Portfolio Class 1 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 1 (1)
PVC SAM Conservative Growth Portfolio Class 2 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
PVC SAM Flexible Income Portfolio Class 1 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1 (1)
PVC SAM Flexible Income Portfolio Class 2 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)
PVC SAM Strategic Growth Portfolio Class 1 (1)	SAST SA Index Allocation 60/40 Portfolio Class 1 (1)
PVC SAM Strategic Growth Portfolio Class 2 (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
PVC Short-Term Income Account Class 1 (1)	SAST SA Index Allocation 80/20 Portfolio Class 1 (1)
PVC SmallCap Account Class 1 (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
PVC SmallCap Account Class 2 (1)	SAST SA Index Allocation 90/10 Portfolio Class 1 (1)
SST SA Allocation Balanced Portfolio Class 1 (1)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	SAST SA International Index Portfolio Class 1 (1)
SST SA Allocation Growth Portfolio Class 1 (1)	SAST SA International Index Portfolio Class 3 (1)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
SST SA Multi-Managed International Equity Portfolio Class 3 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 2 (1)
SST SA Multi-Managed Large Cap Growth Portfolio Class 3 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)
SST SA Allocation Growth Portfolio Class 3 (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
SST SA Allocation Moderate Growth Portfolio Class 1 (1)	SAST SA Janus Focused Growth Portfolio Class 2 (1)
SST SA Allocation Moderate Growth Portfolio Class 3 (1)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
SST SA Allocation Moderate Portfolio Class 1 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 2 (1)
SST SA American Century Inflation Protection Portfolio Class 1 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
SST SA American Century Inflation Protection Portfolio Class 3 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
SST SA Columbia Focused Value Portfolio Class 3 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 2 (1)
SST SA Multi-Managed Large Cap Value Portfolio Class 3 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 2 (1)
SST SA Multi-Managed Small Cap Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (1)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 2 (1)
SST SA T. Rowe Price Growth Stock Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 1 (1)
SAST SA AB Growth Portfolio Class 2 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Small Cap Index Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 1 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 2 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1 (1)

SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
SAST SA American Funds Asset Allocation Portfolio Class 1 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1 (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
SAST SA American Funds Global Growth Portfolio Class 1 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 1 (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
SAST SA American Funds Growth Portfolio Class 1 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 1 (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
SAST SA American Funds Growth-Income Portfolio Class 1 (1)	SAST SA VCP Index Allocation Portfolio Class 1 (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 2 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 2 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 1 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 2 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)	VALIC Company I Stock Index Fund (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2024 and 2023
(2) Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to April 26, 2024 (cessation of operations).
(3) Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to December 6, 2024 (cessation of operations).
(4) Sub-account had no assets and liabilities as of December 31, 2024 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.

Basis for Opinions
These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 17, 2025
We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS American High-Income Trust Class 3	$8,048,800	$—	$8,048,800	$133,920	$7,914,880	$8,048,800
American Funds IS Asset Allocation Fund Class 2	46,625,192	—	46,625,192	366,408	46,258,784	46,625,192
American Funds IS Asset Allocation Fund Class 3	32,080,177	—	32,080,177	680,552	31,399,625	32,080,177
American Funds IS Capital Income Builder Class 4	1,712,912	—	1,712,912	—	1,712,912	1,712,912
American Funds IS Global Growth Fund Class 2	139,462,552	—	139,462,552	2,198,998	137,263,554	139,462,552
American Funds IS Growth Fund Class 2	331,719,278	(722)	331,718,556	4,344,885	327,373,671	331,718,556
American Funds IS Growth Fund Class 3	276,093,386	—	276,093,386	10,836,804	265,256,582	276,093,386
American Funds IS Growth-Income Fund Class 2	242,956,708	—	242,956,708	3,336,025	239,620,683	242,956,708
American Funds IS Growth-Income Fund Class 3	155,012,171	—	155,012,171	4,429,331	150,582,840	155,012,171
American Funds IS International Fund Class 3	14,569,328	—	14,569,328	569,112	14,000,216	14,569,328
American Funds IS U.S. Government Securities Fund Class 3	5,024,759	—	5,024,759	44,270	4,980,489	5,024,759
American Funds IS Ultra-Short Bond Fund Class 3	3,987,997	—	3,987,997	51,679	3,936,318	3,987,997
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	352,618	—	352,618	—	352,618	352,618
BlackRock Global Allocation V.I. Fund Class III	465,794	—	465,794	—	465,794	465,794
Columbia VP Dividend Opportunity Fund Class 1	1,562,163	—	1,562,163	—	1,562,163	1,562,163
Columbia VP Emerging Markets Bond Fund Class 2	75,188	—	75,188	—	75,188	75,188
Columbia VP Income Opportunities Fund Class 1	5,595,499	—	5,595,499	35,808	5,559,691	5,595,499
Columbia VP Large Cap Growth Fund Class 1	22,075,522	—	22,075,522	241,470	21,834,052	22,075,522
Columbia VP Limited Duration Credit Fund Class 2	186,463	—	186,463	—	186,463	186,463
Columbia VP Overseas Core Fund Class 2	1,265,563	—	1,265,563	—	1,265,563	1,265,563
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	374,625	—	374,625	—	374,625	374,625
Columbia VP Small Company Growth Fund Class 1	369,882	—	369,882	23,603	346,279	369,882
CTIVP® Principal Blue Chip Growth Fund Class 1	1,992,922	—	1,992,922	24,526	1,968,396	1,992,922
FTVIP Franklin Allocation VIP Fund Class 2	30,558,095	—	30,558,095	35,465	30,522,630	30,558,095
FTVIP Franklin Income VIP Fund Class 1	1,048,070	—	1,048,070	—	1,048,070	1,048,070
FTVIP Franklin Income VIP Fund Class 2	131,934,535	—	131,934,535	204,518	131,730,017	131,934,535
FTVIP Franklin Strategic Income VIP Fund Class 2	383,429	—	383,429	—	383,429	383,429
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,407,837	—	10,407,837	194,652	10,213,185	10,407,837
Goldman Sachs VIT Government Money Market Fund Service Shares	293,885,758	—	293,885,758	527,021	293,358,737	293,885,758
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	233,201	—	233,201	—	233,201	233,201
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	18,589	—	18,589	—	18,589	18,589
Invesco V.I. American Franchise Fund Series I	32,311	—	32,311	—	32,311	32,311
Invesco V.I. American Franchise Fund Series II	168,466,663	—	168,466,663	60,270	168,406,393	168,466,663
Invesco V.I. Balanced-Risk Allocation Fund Series II	524,344	—	524,344	—	524,344	524,344
Invesco V.I. Comstock Fund Series I	994,442	—	994,442	—	994,442	994,442
Invesco V.I. Comstock Fund Series II	321,095,305	—	321,095,305	1,216,115	319,879,190	321,095,305
Invesco V.I. Growth and Income Fund Series I	972,844	—	972,844	—	972,844	972,844
Invesco V.I. Growth and Income Fund Series II	322,531,781	(1,451)	322,530,330	901,206	321,629,124	322,530,330
Macquarie VIP Asset Strategy Series Service Class	132,529	—	132,529	—	132,529	132,529
Lord Abbett Bond Debenture Portfolio Class VC	648,580	—	648,580	—	648,580	648,580
Lord Abbett Fundamental Equity Portfolio Class VC	58,524	—	58,524	—	58,524	58,524
Lord Abbett Growth and Income Portfolio Class VC	140,504,524	(1,390)	140,503,134	479,852	140,023,282	140,503,134
Lord Abbett Mid Cap Stock Portfolio Class VC	10,943,975	—	10,943,975	137,255	10,806,720	10,943,975
Lord Abbett Short Duration Income Portfolio Class VC	1,711,151	—	1,711,151	—	1,711,151	1,711,151
PIMCO All Asset Portfolio Advisor Class	10,760	—	10,760	—	10,760	10,760
PIMCO Dynamic Bond Portfolio Advisor Class	441,384	—	441,384	—	441,384	441,384
PIMCO Emerging Markets Bond Portfolio Advisor Class	5,117,672	—	5,117,672	—	5,117,672	5,117,672
PIMCO Total Return Portfolio Advisor Class	259,915,459	—	259,915,459	—	259,915,459	259,915,459
PIMCO Total Return Portfolio Institutional Class	1,178,574	—	1,178,574	—	1,178,574	1,178,574
PVC Core Plus Bond Account Class 1	2,570,672	—	2,570,672	12,193	2,558,479	2,570,672
PVC Diversified International Account Class 1	548,083	—	548,083	—	548,083	548,083
PVC Equity Income Account Class 1	9,309,859	—	9,309,859	38,129	9,271,730	9,309,859
PVC Equity Income Account Class 2	5,615,729	—	5,615,729	9,952	5,605,777	5,615,729
PVC Government & High Quality Bond Account Class 1	967,548	—	967,548	2,348	965,200	967,548
PVC Large Cap Growth Account I Class 1	1,383,786	—	1,383,786	—	1,383,786	1,383,786
PVC MidCap Account Class 1	1,753,741	—	1,753,741	3,611	1,750,130	1,753,741
PVC MidCap Account Class 2	632,453	—	632,453	—	632,453	632,453
PVC Principal Capital Appreciation Account Class 1	13,253,827	—	13,253,827	34,725	13,219,102	13,253,827
PVC Principal Capital Appreciation Account Class 2	1,916,771	—	1,916,771	10,760	1,906,011	1,916,771
PVC Real Estate Securities Account Class 1	343,227	—	343,227	—	343,227	343,227
PVC Real Estate Securities Account Class 2	203,797	—	203,797	—	203,797	203,797
PVC SAM Balanced Portfolio Class 1	20,330,351	—	20,330,351	2,348	20,328,003	20,330,351
PVC SAM Balanced Portfolio Class 2	17,361,705	—	17,361,705	—	17,361,705	17,361,705
PVC SAM Conservative Balanced Portfolio Class 1	2,088,522	—	2,088,522	31,906	2,056,616	2,088,522
PVC SAM Conservative Balanced Portfolio Class 2	1,493,834	—	1,493,834	49,956	1,443,878	1,493,834
PVC SAM Conservative Growth Portfolio Class 1	9,896,281	—	9,896,281	132,986	9,763,295	9,896,281
PVC SAM Conservative Growth Portfolio Class 2	9,537,859	—	9,537,859	643,729	8,894,130	9,537,859
PVC SAM Flexible Income Portfolio Class 1	1,613,299	—	1,613,299	15,079	1,598,220	1,613,299
PVC SAM Flexible Income Portfolio Class 2	2,335,338	—	2,335,338	—	2,335,338	2,335,338
PVC SAM Strategic Growth Portfolio Class 1	3,294,409	—	3,294,409	—	3,294,409	3,294,409
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC SAM Strategic Growth Portfolio Class 2	$4,782,299	$—	$4,782,299	$8,325	$4,773,974	$4,782,299
PVC Short-Term Income Account Class 1	688,776	—	688,776	22,930	665,846	688,776
PVC SmallCap Account Class 1	366,668	—	366,668	1,185	365,483	366,668
PVC SmallCap Account Class 2	216,843	—	216,843	—	216,843	216,843
SST SA Allocation Balanced Portfolio Class 1	40,538	—	40,538	—	40,538	40,538
SST SA Allocation Balanced Portfolio Class 3	152,339,811	—	152,339,811	65,593	152,274,218	152,339,811
SST SA Allocation Growth Portfolio Class 1	1,136,959	—	1,136,959	—	1,136,959	1,136,959
SST SA Allocation Growth Portfolio Class 3	300,075,787	—	300,075,787	17,841	300,057,946	300,075,787
SST SA Allocation Moderate Growth Portfolio Class 1	302,236	—	302,236	—	302,236	302,236
SST SA Allocation Moderate Growth Portfolio Class 3	228,337,018	—	228,337,018	—	228,337,018	228,337,018
SST SA Allocation Moderate Portfolio Class 1	153,285	—	153,285	—	153,285	153,285
SST SA Allocation Moderate Portfolio Class 3	173,894,476	—	173,894,476	11,376	173,883,100	173,894,476
SST SA American Century Inflation Protection Portfolio Class 1	105,312	—	105,312	—	105,312	105,312
SST SA American Century Inflation Protection Portfolio Class 3	253,562,086	—	253,562,086	48,179	253,513,907	253,562,086
SST SA Columbia Focused Value Portfolio Class 3	25,168	—	25,168	—	25,168	25,168
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	138,385	—	138,385	—	138,385	138,385
SST SA Multi-Managed International Equity Portfolio Class 3	294,774	—	294,774	—	294,774	294,774
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	733,044	—	733,044	—	733,044	733,044
SST SA Multi-Managed Large Cap Value Portfolio Class 3	118,862	—	118,862	—	118,862	118,862
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	182,411	—	182,411	—	182,411	182,411
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	240,544	—	240,544	—	240,544	240,544
SST SA Multi-Managed Small Cap Portfolio Class 3	188,395	—	188,395	—	188,395	188,395
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	548,077	—	548,077	—	548,077	548,077
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	106,842,220	—	106,842,220	—	106,842,220	106,842,220
SST SA T. Rowe Price Growth Stock Portfolio Class 3	434,757	—	434,757	—	434,757	434,757
SAST SA AB Growth Portfolio Class 1	457,678,630	—	457,678,630	8,485,143	449,193,487	457,678,630
SAST SA AB Growth Portfolio Class 2	49,414,654	—	49,414,654	309,840	49,104,814	49,414,654
SAST SA AB Growth Portfolio Class 3	572,305,917	(1,528)	572,304,389	2,202,670	570,101,719	572,304,389
SAST SA AB Small & Mid Cap Value Portfolio Class 1	930,939	—	930,939	—	930,939	930,939
SAST SA AB Small & Mid Cap Value Portfolio Class 2	8,518,170	(4,821)	8,513,349	84,660	8,428,689	8,513,349
SAST SA AB Small & Mid Cap Value Portfolio Class 3	319,763,209	(408)	319,762,801	553,414	319,209,387	319,762,801
SAST SA American Funds Asset Allocation Portfolio Class 1	8,046,142	—	8,046,142	—	8,046,142	8,046,142
SAST SA American Funds Asset Allocation Portfolio Class 3	1,660,139,844	—	1,660,139,844	261,699	1,659,878,145	1,660,139,844
SAST SA American Funds Global Growth Portfolio Class 1	1,260,991	—	1,260,991	—	1,260,991	1,260,991
SAST SA American Funds Global Growth Portfolio Class 3	353,252,815	—	353,252,815	345,367	352,907,448	353,252,815
SAST SA American Funds Growth Portfolio Class 1	4,698,987	—	4,698,987	—	4,698,987	4,698,987
SAST SA American Funds Growth Portfolio Class 3	1,001,698,611	—	1,001,698,611	337,809	1,001,360,802	1,001,698,611
SAST SA American Funds Growth-Income Portfolio Class 1	1,754,189	—	1,754,189	—	1,754,189	1,754,189
SAST SA American Funds Growth-Income Portfolio Class 3	454,262,483	—	454,262,483	958,936	453,303,547	454,262,483
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	1,001,506	—	1,001,506	—	1,001,506	1,001,506
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,614,499,081	—	1,614,499,081	414,471	1,614,084,610	1,614,499,081
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	179,502	—	179,502	—	179,502	179,502
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	52,654,272	—	52,654,272	—	52,654,272	52,654,272
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	438,289	—	438,289	—	438,289	438,289
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	559,758,539	—	559,758,539	41,866	559,716,673	559,758,539
SAST SA Emerging Markets Equity Index Portfolio Class 1	195,811	—	195,811	—	195,811	195,811
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,222,505	—	17,222,505	—	17,222,505	17,222,505
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	32,936,605	—	32,936,605	384,765	32,551,840	32,936,605
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	9,884,090	1,467	9,885,557	202,298	9,683,259	9,885,557
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	838,526,673	763	838,527,436	454,628	838,072,808	838,527,436
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	403,415	—	403,415	—	403,415	403,415
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	13,276,457	—	13,276,457	4,661	13,271,796	13,276,457
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	13,526,617	—	13,526,617	230,564	13,296,053	13,526,617
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	2,960,924	—	2,960,924	1,273	2,959,651	2,960,924
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	118,266,608	259	118,266,867	223,546	118,043,321	118,266,867
SAST SA Fixed Income Index Portfolio Class 1	79,388	—	79,388	—	79,388	79,388
SAST SA Fixed Income Index Portfolio Class 3	71,988,044	—	71,988,044	56,579	71,931,465	71,988,044
SAST SA Fixed Income Intermediate Index Portfolio Class 1	24,747	—	24,747	—	24,747	24,747
SAST SA Fixed Income Intermediate Index Portfolio Class 3	37,963,915	—	37,963,915	45,065	37,918,850	37,963,915
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	272,141,857	—	272,141,857	4,082,533	268,059,324	272,141,857
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	38,563,423	(22,474)	38,540,949	361,129	38,179,820	38,540,949
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	316,611,747	—	316,611,747	834,461	315,777,286	316,611,747
SAST SA Franklin Small Company Value Portfolio Class 1	153,164	—	153,164	—	153,164	153,164
SAST SA Franklin Small Company Value Portfolio Class 3	137,488,563	(339)	137,488,224	108,518	137,379,706	137,488,224
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	151,570	—	151,570	—	151,570	151,570
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	19,630,697	—	19,630,697	—	19,630,697	19,630,697
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,229,765	—	21,229,765	261,143	20,968,622	21,229,765
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	4,953,002	—	4,953,002	72,574	4,880,428	4,953,002
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	171,417,785	—	171,417,785	8,634	171,409,151	171,417,785
SAST SA Franklin Tactical Opportunities Portfolio Class 1	179,060	—	179,060	—	179,060	179,060
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Franklin Tactical Opportunities Portfolio Class 3	$82,922,155	$—	$82,922,155	$—	$82,922,155	$82,922,155
SAST SA Global Index Allocation 60/40 Portfolio Class 3	68,784,621	—	68,784,621	12,136	68,772,485	68,784,621
SAST SA Global Index Allocation 75/25 Portfolio Class 1	419,133	—	419,133	—	419,133	419,133
SAST SA Global Index Allocation 75/25 Portfolio Class 3	73,799,220	—	73,799,220	168,871	73,630,349	73,799,220
SAST SA Global Index Allocation 90/10 Portfolio Class 1	4,315,184	—	4,315,184	—	4,315,184	4,315,184
SAST SA Global Index Allocation 90/10 Portfolio Class 3	270,121,574	—	270,121,574	—	270,121,574	270,121,574
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	6,424	—	6,424	—	6,424	6,424
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	32,901,045	—	32,901,045	4,562	32,896,483	32,901,045
SAST SA Index Allocation 60/40 Portfolio Class 1	394,933	—	394,933	—	394,933	394,933
SAST SA Index Allocation 60/40 Portfolio Class 3	189,125,335	—	189,125,335	33,832	189,091,503	189,125,335
SAST SA Index Allocation 80/20 Portfolio Class 1	2,933,331	—	2,933,331	—	2,933,331	2,933,331
SAST SA Index Allocation 80/20 Portfolio Class 3	363,676,723	—	363,676,723	448,552	363,228,171	363,676,723
SAST SA Index Allocation 90/10 Portfolio Class 1	8,574,014	—	8,574,014	—	8,574,014	8,574,014
SAST SA Index Allocation 90/10 Portfolio Class 3	1,049,272,647	—	1,049,272,647	11,294	1,049,261,353	1,049,272,647
SAST SA International Index Portfolio Class 1	1,121,403	—	1,121,403	—	1,121,403	1,121,403
SAST SA International Index Portfolio Class 3	27,426,962	—	27,426,962	64,931	27,362,031	27,426,962
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,829,804	—	6,829,804	55,084	6,774,720	6,829,804
SAST SA Invesco Growth Opportunities Portfolio Class 2	2,378,955	—	2,378,955	40,068	2,338,887	2,378,955
SAST SA Invesco Growth Opportunities Portfolio Class 3	119,953,105	—	119,953,105	59,014	119,894,091	119,953,105
SAST SA Janus Focused Growth Portfolio Class 1	17,134,860	—	17,134,860	270,038	16,864,822	17,134,860
SAST SA Janus Focused Growth Portfolio Class 2	8,831,980	—	8,831,980	67,240	8,764,740	8,831,980
SAST SA Janus Focused Growth Portfolio Class 3	147,030,518	—	147,030,518	118,407	146,912,111	147,030,518
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	93,898,271	—	93,898,271	2,270,351	91,627,920	93,898,271
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	17,447,804	(1,208)	17,446,596	231,264	17,215,332	17,446,596
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	195,378,916	—	195,378,916	149,737	195,229,179	195,378,916
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,348,772	—	11,348,772	131,673	11,217,099	11,348,772
SAST SA JPMorgan Emerging Markets Portfolio Class 2	2,080,011	—	2,080,011	14,984	2,065,027	2,080,011
SAST SA JPMorgan Emerging Markets Portfolio Class 3	88,766,793	163	88,766,956	152,333	88,614,623	88,766,956
SAST SA JPMorgan Equity-Income Portfolio Class 1	101,578,780	—	101,578,780	1,380,602	100,198,178	101,578,780
SAST SA JPMorgan Equity-Income Portfolio Class 2	9,793,172	—	9,793,172	22,520	9,770,652	9,793,172
SAST SA JPMorgan Equity-Income Portfolio Class 3	231,694,756	—	231,694,756	347,861	231,346,895	231,694,756
SAST SA JPMorgan Global Equities Portfolio Class 1	34,698,905	—	34,698,905	480,941	34,217,964	34,698,905
SAST SA JPMorgan Global Equities Portfolio Class 2	2,757,563	—	2,757,563	40,663	2,716,900	2,757,563
SAST SA JPMorgan Global Equities Portfolio Class 3	44,630,159	—	44,630,159	63,055	44,567,104	44,630,159
SAST SA JPMorgan Large Cap Core Portfolio Class 1	25,774,898	—	25,774,898	721,787	25,053,111	25,774,898
SAST SA JPMorgan Large Cap Core Portfolio Class 2	3,588,907	—	3,588,907	52,326	3,536,581	3,588,907
SAST SA JPMorgan Large Cap Core Portfolio Class 3	78,526,232	—	78,526,232	218,750	78,307,482	78,526,232
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,771,686	—	27,771,686	834,257	26,937,429	27,771,686
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	5,319,273	—	5,319,273	80,878	5,238,395	5,319,273
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	576,745,346	—	576,745,346	189,655	576,555,691	576,745,346
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	59,674,528	—	59,674,528	1,019,335	58,655,193	59,674,528
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	14,138,410	—	14,138,410	45,159	14,093,251	14,138,410
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	337,488,920	—	337,488,920	181,244	337,307,676	337,488,920
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	19,208,042	—	19,208,042	655,185	18,552,857	19,208,042
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	6,157,497	(408)	6,157,089	1,028,635	5,128,454	6,157,089
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	165,011,098	—	165,011,098	3,161,264	161,849,834	165,011,098
SAST SA Large Cap Growth Index Portfolio Class 1	712,331	—	712,331	—	712,331	712,331
SAST SA Large Cap Growth Index Portfolio Class 3	60,483,598	—	60,483,598	22,016	60,461,582	60,483,598
SAST SA Large Cap Index Portfolio Class 1	10,407,814	—	10,407,814	—	10,407,814	10,407,814
SAST SA Large Cap Index Portfolio Class 3	103,604,552	—	103,604,552	236,853	103,367,699	103,604,552
SAST SA Large Cap Value Index Portfolio Class 1	553,826	—	553,826	—	553,826	553,826
SAST SA Large Cap Value Index Portfolio Class 3	61,524,453	—	61,524,453	7,798	61,516,655	61,524,453
SAST SA MFS Blue Chip Growth Portfolio Class 1	11,232,751	—	11,232,751	84,269	11,148,482	11,232,751
SAST SA MFS Blue Chip Growth Portfolio Class 2	3,650,518	—	3,650,518	—	3,650,518	3,650,518
SAST SA MFS Blue Chip Growth Portfolio Class 3	159,409,330	—	159,409,330	252,267	159,157,063	159,409,330
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	41,483,101	—	41,483,101	1,149,983	40,333,118	41,483,101
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	6,652,370	—	6,652,370	38,893	6,613,477	6,652,370
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	179,501,694	—	179,501,694	184,111	179,317,583	179,501,694
SAST SA MFS Total Return Portfolio Class 1	75,819,400	—	75,819,400	983,818	74,835,582	75,819,400
SAST SA MFS Total Return Portfolio Class 2	17,147,419	—	17,147,419	90,713	17,056,706	17,147,419
SAST SA MFS Total Return Portfolio Class 3	203,000,466	—	203,000,466	537,016	202,463,450	203,000,466
SAST SA Mid Cap Index Portfolio Class 1	493,095	—	493,095	—	493,095	493,095
SAST SA Mid Cap Index Portfolio Class 3	72,262,183	—	72,262,183	—	72,262,183	72,262,183
SAST SA Morgan Stanley International Equities Portfolio Class 1	18,363,281	—	18,363,281	307,006	18,056,275	18,363,281
SAST SA Morgan Stanley International Equities Portfolio Class 2	5,237,589	—	5,237,589	69,275	5,168,314	5,237,589
SAST SA Morgan Stanley International Equities Portfolio Class 3	86,205,324	56	86,205,380	112,833	86,092,547	86,205,380
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	10,612,113	—	10,612,113	172,811	10,439,302	10,612,113
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	2,452,740	—	2,452,740	62,500	2,390,240	2,452,740
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	173,509,804	—	173,509,804	83,494	173,426,310	173,509,804
SAST SA PIMCO RAE International Value Portfolio Class 1	136,607	—	136,607	—	136,607	136,607
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA PIMCO RAE International Value Portfolio Class 2	$7,292,963	$—	$7,292,963	$72,322	$7,220,641	$7,292,963
SAST SA PIMCO RAE International Value Portfolio Class 3	231,073,598	—	231,073,598	253,822	230,819,776	231,073,598
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	101,094	—	101,094	—	101,094	101,094
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	774,135,056	—	774,135,056	104,591	774,030,465	774,135,056
SAST SA PineBridge High-Yield Bond Portfolio Class 1	23,870,236	—	23,870,236	342,379	23,527,857	23,870,236
SAST SA PineBridge High-Yield Bond Portfolio Class 2	5,155,203	(2,258)	5,152,945	93,579	5,059,366	5,152,945
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,410,601	—	78,410,601	192,419	78,218,182	78,410,601
SAST SA Putnam International Growth and Income Portfolio Class 1	18,980,115	—	18,980,115	205,537	18,774,578	18,980,115
SAST SA Putnam International Growth and Income Portfolio Class 2	4,449,859	—	4,449,859	2,858	4,447,001	4,449,859
SAST SA Putnam International Growth and Income Portfolio Class 3	78,487,630	(418)	78,487,212	160,274	78,326,938	78,487,212
SAST SA Schroders VCP Global Allocation Portfolio Class 1	354,259	—	354,259	—	354,259	354,259
SAST SA Schroders VCP Global Allocation Portfolio Class 3	371,299,143	—	371,299,143	5,115	371,294,028	371,299,143
SAST SA Small Cap Index Portfolio Class 1	458,962	—	458,962	—	458,962	458,962
SAST SA Small Cap Index Portfolio Class 3	63,476,996	—	63,476,996	61,428	63,415,568	63,476,996
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	453,896	—	453,896	—	453,896	453,896
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	463,334,238	—	463,334,238	—	463,334,238	463,334,238
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	248,744	—	248,744	—	248,744	248,744
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,134,966,678	—	1,134,966,678	117,230	1,134,849,448	1,134,966,678
SAST SA VCP Dynamic Allocation Portfolio Class 1	486,155	—	486,155	—	486,155	486,155
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,737,075,680	—	5,737,075,680	1,644,165	5,735,431,515	5,737,075,680
SAST SA VCP Dynamic Strategy Portfolio Class 1	588,588	—	588,588	—	588,588	588,588
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,408,212,830	—	4,408,212,830	846,958	4,407,365,872	4,408,212,830
SAST SA VCP Index Allocation Portfolio Class 1	537,395	—	537,395	—	537,395	537,395
SAST SA VCP Index Allocation Portfolio Class 3	436,037,938	—	436,037,938	—	436,037,938	436,037,938
SAST SA Wellington Capital Appreciation Portfolio Class 1	423,759,905	—	423,759,905	6,138,318	417,621,587	423,759,905
SAST SA Wellington Capital Appreciation Portfolio Class 2	52,229,758	(19,357)	52,210,401	864,070	51,346,331	52,210,401
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,209,176,021	—	1,209,176,021	4,133,068	1,205,042,953	1,209,176,021
SAST SA Wellington Government and Quality Bond Portfolio Class 1	36,592,324	—	36,592,324	556,240	36,036,084	36,592,324
SAST SA Wellington Government and Quality Bond Portfolio Class 2	13,463,861	1,292	13,465,153	154,843	13,310,310	13,465,153
SAST SA Wellington Government and Quality Bond Portfolio Class 3	350,991,339	816	350,992,155	392,081	350,600,074	350,992,155
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	11,445,038	—	11,445,038	373,823	11,071,215	11,445,038
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	121,474,406	—	121,474,406	61,111	121,413,295	121,474,406
VALIC Company I International Equities Index Fund	3,245,331	—	3,245,331	—	3,245,331	3,245,331
VALIC Company I International Socially Responsible Fund	1,051,440	—	1,051,440	—	1,051,440	1,051,440
VALIC Company I Mid Cap Index Fund	3,236,232	—	3,236,232	—	3,236,232	3,236,232
VALIC Company I Nasdaq-100 Index Fund	4,385,495	—	4,385,495	—	4,385,495	4,385,495
VALIC Company I Small Cap Index Fund	2,940,725	—	2,940,725	—	2,940,725	2,940,725
VALIC Company I Stock Index Fund	12,828,445	—	12,828,445	—	12,828,445	12,828,445
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS American High-Income Trust Class 3	870,141	$9.25	$8,048,800	$8,521,868	1
American Funds IS Asset Allocation Fund Class 2	1,817,746	25.65	46,625,192	42,763,633	1
American Funds IS Asset Allocation Fund Class 3	1,230,068	26.08	32,080,177	28,527,949	1
American Funds IS Capital Income Builder Class 4	138,585	12.36	1,712,912	1,504,780	1
American Funds IS Global Growth Fund Class 2	3,834,549	36.37	139,462,552	119,105,717	1
American Funds IS Growth Fund Class 2	2,637,088	125.79	331,719,278	231,280,449	1
American Funds IS Growth Fund Class 3	2,142,252	128.88	276,093,386	182,220,935	1
American Funds IS Growth-Income Fund Class 2	3,553,038	68.38	242,956,708	179,978,166	1
American Funds IS Growth-Income Fund Class 3	2,222,078	69.76	155,012,171	109,424,722	1
American Funds IS International Fund Class 3	813,929	17.90	14,569,328	15,226,986	1
American Funds IS U.S. Government Securities Fund Class 3	522,324	9.62	5,024,759	6,062,407	1
American Funds IS Ultra-Short Bond Fund Class 3	359,928	11.08	3,987,997	4,008,172	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,062	13.53	352,618	319,958	1
BlackRock Global Allocation V.I. Fund Class III	36,136	12.89	465,794	519,198	1
Columbia VP Dividend Opportunity Fund Class 1	34,492	45.29	1,562,163	632,905	1
Columbia VP Emerging Markets Bond Fund Class 2	9,481	7.93	75,188	91,245	1
Columbia VP Income Opportunities Fund Class 1	881,181	6.35	5,595,499	6,179,435	1
Columbia VP Large Cap Growth Fund Class 1	450,889	48.96	22,075,522	7,472,647	1
Columbia VP Limited Duration Credit Fund Class 2	19,607	9.51	186,463	184,180	1
Columbia VP Overseas Core Fund Class 2	96,756	13.08	1,265,563	1,217,987	1
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	6,672	56.15	374,625	151,362	1
Columbia VP Small Company Growth Fund Class 1	26,177	14.13	369,882	266,422	1
CTIVP® Principal Blue Chip Growth Fund Class 1	27,815	71.65	1,992,922	851,415	1
FTVIP Franklin Allocation VIP Fund Class 2	5,831,698	5.24	30,558,095	29,081,516	1
FTVIP Franklin Income VIP Fund Class 1	69,317	15.12	1,048,070	1,091,111	1
FTVIP Franklin Income VIP Fund Class 2	9,187,642	14.36	131,934,535	134,939,863	1
FTVIP Franklin Strategic Income VIP Fund Class 2	42,841	8.95	383,429	418,967	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,407,837	1.00	10,407,837	10,407,837	1
Goldman Sachs VIT Government Money Market Fund Service Shares	293,885,758	1.00	293,885,758	293,885,763	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	26,261	8.88	233,201	237,659	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,511	12.30	18,589	18,169	1
Invesco V.I. American Franchise Fund Series I	406	79.53	32,311	22,076	1
Invesco V.I. American Franchise Fund Series II	2,352,886	71.60	168,466,663	132,420,422	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	63,403	8.27	524,344	615,830	1
Invesco V.I. Comstock Fund Series I	47,994	20.72	994,442	948,546	1
Invesco V.I. Comstock Fund Series II	15,579,588	20.61	321,095,305	277,115,405	1
Invesco V.I. Growth and Income Fund Series I	48,042	20.25	972,844	902,290	1
Invesco V.I. Growth and Income Fund Series II	15,919,634	20.26	322,531,781	286,287,969	1
Macquarie VIP Asset Strategy Series Service Class	14,266	9.29	132,529	132,182	1
Lord Abbett Bond Debenture Portfolio Class VC	62,363	10.40	648,580	722,539	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,186	18.37	58,524	51,846	1
Lord Abbett Growth and Income Portfolio Class VC	3,519,652	39.92	140,504,524	120,195,396	1
Lord Abbett Mid Cap Stock Portfolio Class VC	413,761	26.45	10,943,975	10,010,727	1
Lord Abbett Short Duration Income Portfolio Class VC	130,722	13.09	1,711,151	1,816,854	1
PIMCO All Asset Portfolio Advisor Class	1,204	8.94	10,760	13,315	1
PIMCO Dynamic Bond Portfolio Advisor Class	50,502	8.74	441,384	482,428	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	480,984	10.64	5,117,672	5,140,314	1
PIMCO Total Return Portfolio Advisor Class	28,751,710	9.04	259,915,459	285,060,696	1
PIMCO Total Return Portfolio Institutional Class	130,373	9.04	1,178,574	1,231,325	1
PVC Core Plus Bond Account Class 1	272,895	9.42	2,570,672	3,057,858	1
PVC Diversified International Account Class 1	34,843	15.73	548,083	332,456	1
PVC Equity Income Account Class 1	301,974	30.83	9,309,859	7,514,322	1
PVC Equity Income Account Class 2	184,971	30.36	5,615,729	4,216,388	1
PVC Government & High Quality Bond Account Class 1	117,707	8.22	967,548	1,141,858	1
PVC Large Cap Growth Account I Class 1	28,733	48.16	1,383,786	1,101,319	1
PVC MidCap Account Class 1	25,336	69.22	1,753,741	1,411,683	1
PVC MidCap Account Class 2	9,309	67.94	632,453	529,015	1
PVC Principal Capital Appreciation Account Class 1	310,249	42.72	13,253,827	8,639,417	1
PVC Principal Capital Appreciation Account Class 2	45,922	41.74	1,916,771	1,280,690	1
PVC Real Estate Securities Account Class 1	18,879	18.18	343,227	363,841	1
PVC Real Estate Securities Account Class 2	11,185	18.22	203,797	222,104	1
PVC SAM Balanced Portfolio Class 1	1,337,523	15.20	20,330,351	18,543,951	1
PVC SAM Balanced Portfolio Class 2	1,163,653	14.92	17,361,705	16,461,699	1
PVC SAM Conservative Balanced Portfolio Class 1	177,898	11.74	2,088,522	2,080,921	1
PVC SAM Conservative Balanced Portfolio Class 2	129,561	11.53	1,493,834	1,519,549	1
PVC SAM Conservative Growth Portfolio Class 1	444,178	22.28	9,896,281	7,899,825	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC SAM Conservative Growth Portfolio Class 2	437,516	$21.80	$9,537,859	$7,960,524	1
PVC SAM Flexible Income Portfolio Class 1	144,950	11.13	1,613,299	1,637,872	1
PVC SAM Flexible Income Portfolio Class 2	212,884	10.97	2,335,338	2,469,869	1
PVC SAM Strategic Growth Portfolio Class 1	124,364	26.49	3,294,409	2,329,940	1
PVC SAM Strategic Growth Portfolio Class 2	184,360	25.94	4,782,299	3,581,785	1
PVC Short-Term Income Account Class 1	271,172	2.54	688,776	690,830	1
PVC SmallCap Account Class 1	23,370	15.69	366,668	338,602	1
PVC SmallCap Account Class 2	13,954	15.54	216,843	201,851	1
SST SA Allocation Balanced Portfolio Class 1	4,308	9.41	40,538	45,505	1
SST SA Allocation Balanced Portfolio Class 3	16,154,805	9.43	152,339,811	159,402,005	1
SST SA Allocation Growth Portfolio Class 1	74,604	15.24	1,136,959	1,067,286	1
SST SA Allocation Growth Portfolio Class 3	19,833,165	15.13	300,075,787	292,342,885	1
SST SA Allocation Moderate Growth Portfolio Class 1	29,515	10.24	302,236	302,342	1
SST SA Allocation Moderate Growth Portfolio Class 3	22,385,982	10.20	228,337,018	234,298,567	1
SST SA Allocation Moderate Portfolio Class 1	15,192	10.09	153,285	159,438	1
SST SA Allocation Moderate Portfolio Class 3	17,285,733	10.06	173,894,476	179,156,966	1
SST SA American Century Inflation Protection Portfolio Class 1	12,404	8.49	105,312	117,337	1
SST SA American Century Inflation Protection Portfolio Class 3	30,185,963	8.40	253,562,086	286,377,474	1
SST SA Columbia Focused Value Portfolio Class 3	1,332	18.90	25,168	26,203	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,064	9.84	138,385	160,330	1
SST SA Multi-Managed International Equity Portfolio Class 3	34,884	8.45	294,774	313,224	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	57,675	12.71	733,044	831,295	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	9,913	11.99	118,862	140,374	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	15,176	12.02	182,411	184,920	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	14,369	16.74	240,544	235,317	1
SST SA Multi-Managed Small Cap Portfolio Class 3	17,790	10.59	188,395	207,622	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	38,651	14.18	548,077	458,205	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	7,577,462	14.10	106,842,220	93,682,208	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,886	17.47	434,757	495,851	1
SAST SA AB Growth Portfolio Class 1	7,391,451	61.92	457,678,630	365,550,413	1
SAST SA AB Growth Portfolio Class 2	820,705	60.21	49,414,654	41,012,081	1
SAST SA AB Growth Portfolio Class 3	9,828,369	58.23	572,305,917	526,515,225	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	70,956	13.12	930,939	948,220	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	649,251	13.12	8,518,170	8,638,199	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	24,826,336	12.88	319,763,209	309,608,052	1
SAST SA American Funds Asset Allocation Portfolio Class 1	486,466	16.54	8,046,142	7,809,422	1
SAST SA American Funds Asset Allocation Portfolio Class 3	100,920,355	16.45	1,660,139,844	1,531,091,506	1
SAST SA American Funds Global Growth Portfolio Class 1	112,588	11.20	1,260,991	1,326,825	1
SAST SA American Funds Global Growth Portfolio Class 3	31,653,478	11.16	353,252,815	359,998,146	1
SAST SA American Funds Growth Portfolio Class 1	284,787	16.50	4,698,987	3,437,390	1
SAST SA American Funds Growth Portfolio Class 3	61,041,963	16.41	1,001,698,611	864,687,117	1
SAST SA American Funds Growth-Income Portfolio Class 1	119,986	14.62	1,754,189	1,461,495	1
SAST SA American Funds Growth-Income Portfolio Class 3	31,263,763	14.53	454,262,483	371,174,713	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	65,415	15.31	1,001,506	1,016,928	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	105,938,260	15.24	1,614,499,081	1,526,560,901	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	10,263	17.49	179,502	146,788	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,026,108	17.40	52,654,272	47,923,982	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	42,224	10.38	438,289	470,068	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	54,135,255	10.34	559,758,539	585,786,178	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	13,741	14.25	195,811	191,373	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,217,999	14.14	17,222,505	17,766,070	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,876,559	11.45	32,936,605	37,240,050	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	862,486	11.46	9,884,090	11,284,509	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	73,944,151	11.34	838,526,673	928,602,986	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	22,129	18.23	403,415	362,890	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	734,317	18.08	13,276,457	12,290,216	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,062,578	12.73	13,526,617	13,234,266	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	232,960	12.71	2,960,924	2,642,511	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,408,640	12.57	118,266,608	114,418,681	1
SAST SA Fixed Income Index Portfolio Class 1	8,518	9.32	79,388	82,202	1
SAST SA Fixed Income Index Portfolio Class 3	7,774,087	9.26	71,988,044	76,159,862	1
SAST SA Fixed Income Intermediate Index Portfolio Class 1	2,497	9.91	24,747	24,200	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,854,205	9.85	37,963,915	38,508,791	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	13,115,270	20.75	272,141,857	250,700,691	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	1,856,689	20.77	38,563,423	34,831,179	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	15,399,404	20.56	316,611,747	282,742,556	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Franklin Small Company Value Portfolio Class 1	8,983	$17.05	$153,164	$153,314	1
SAST SA Franklin Small Company Value Portfolio Class 3	8,218,085	16.73	137,488,563	134,638,942	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	6,698	22.63	151,570	120,070	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	874,808	22.44	19,630,697	16,783,356	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,625,556	13.06	21,229,765	19,474,502	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	380,415	13.02	4,953,002	4,599,095	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	13,412,972	12.78	171,417,785	161,486,519	1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	13,627	13.14	179,060	150,866	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	6,339,614	13.08	82,922,155	71,375,620	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,903,781	17.62	68,784,621	65,740,688	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	22,259	18.83	419,133	370,130	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,923,403	18.81	73,799,220	67,728,840	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	216,952	19.89	4,315,184	3,472,299	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	13,663,206	19.77	270,121,574	236,061,571	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	588	10.92	6,424	6,219	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,023,993	10.88	32,901,045	32,965,490	1
SAST SA Index Allocation 60/40 Portfolio Class 1	28,474	13.87	394,933	400,814	1
SAST SA Index Allocation 60/40 Portfolio Class 3	13,675,006	13.83	189,125,335	170,093,497	1
SAST SA Index Allocation 80/20 Portfolio Class 1	185,654	15.80	2,933,331	2,472,855	1
SAST SA Index Allocation 80/20 Portfolio Class 3	23,134,652	15.72	363,676,723	303,254,076	1
SAST SA Index Allocation 90/10 Portfolio Class 1	511,881	16.75	8,574,014	7,478,751	1
SAST SA Index Allocation 90/10 Portfolio Class 3	62,906,034	16.68	1,049,272,647	836,065,482	1
SAST SA International Index Portfolio Class 1	87,473	12.82	1,121,403	1,054,386	1
SAST SA International Index Portfolio Class 3	2,156,208	12.72	27,426,962	26,255,112	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	944,648	7.23	6,829,804	7,996,207	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	364,870	6.52	2,378,955	2,864,842	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	19,696,733	6.09	119,953,105	133,631,209	1
SAST SA Janus Focused Growth Portfolio Class 1	832,193	20.59	17,134,860	13,028,790	1
SAST SA Janus Focused Growth Portfolio Class 2	452,458	19.52	8,831,980	6,174,214	1
SAST SA Janus Focused Growth Portfolio Class 3	7,837,448	18.76	147,030,518	121,382,662	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,905,866	19.14	93,898,271	102,311,279	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	915,415	19.06	17,447,804	18,486,657	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	10,326,581	18.92	195,378,916	197,392,252	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,434,737	7.91	11,348,772	12,016,422	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	263,961	7.88	2,080,011	2,230,213	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	11,394,967	7.79	88,766,793	93,334,545	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,108,286	32.68	101,578,780	103,370,357	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	300,128	32.63	9,793,172	10,261,178	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	7,177,657	32.28	231,694,756	245,661,651	1
SAST SA JPMorgan Global Equities Portfolio Class 1	1,639,060	21.17	34,698,905	30,102,088	1
SAST SA JPMorgan Global Equities Portfolio Class 2	130,566	21.12	2,757,563	2,226,043	1
SAST SA JPMorgan Global Equities Portfolio Class 3	2,141,562	20.84	44,630,159	40,763,663	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,113,868	23.14	25,774,898	21,981,112	1
SAST SA JPMorgan Large Cap Core Portfolio Class 2	155,028	23.15	3,588,907	3,038,862	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	3,426,101	22.92	78,526,232	71,595,054	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,471,461	8.00	27,771,686	31,319,581	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	666,576	7.98	5,319,273	6,016,613	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	72,913,445	7.91	576,745,346	639,142,511	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,077,593	19.39	59,674,528	70,776,273	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	793,847	17.81	14,138,410	14,929,160	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	20,029,016	16.85	337,488,920	369,670,697	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,785,134	10.76	19,208,042	18,870,074	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	580,896	10.60	6,157,497	6,042,107	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	15,760,372	10.47	165,011,098	160,736,810	1
SAST SA Large Cap Growth Index Portfolio Class 1	24,597	28.96	712,331	491,373	1
SAST SA Large Cap Growth Index Portfolio Class 3	2,105,975	28.72	60,483,598	48,536,419	1
SAST SA Large Cap Index Portfolio Class 1	263,890	39.44	10,407,814	9,520,592	1
SAST SA Large Cap Index Portfolio Class 3	2,644,998	39.17	103,604,552	87,976,200	1
SAST SA Large Cap Value Index Portfolio Class 1	29,537	18.75	553,826	514,638	1
SAST SA Large Cap Value Index Portfolio Class 3	3,313,110	18.57	61,524,453	60,358,289	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	668,616	16.80	11,232,751	9,040,675	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	219,646	16.62	3,650,518	2,908,842	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	9,767,729	16.32	159,409,330	132,136,986	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,953,065	21.24	41,483,101	42,315,565	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	312,318	21.30	6,652,370	6,908,218	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,523,347	21.06	179,501,694	184,401,551	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA MFS Total Return Portfolio Class 1	4,198,195	$18.06	$75,819,400	$77,221,164	1
SAST SA MFS Total Return Portfolio Class 2	947,371	18.10	17,147,419	17,411,477	1
SAST SA MFS Total Return Portfolio Class 3	11,284,073	17.99	203,000,466	209,707,721	1
SAST SA Mid Cap Index Portfolio Class 1	31,978	15.42	493,095	436,196	1
SAST SA Mid Cap Index Portfolio Class 3	4,729,200	15.28	72,262,183	66,587,617	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,902,931	9.65	18,363,281	17,273,089	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	545,015	9.61	5,237,589	5,263,490	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	8,998,468	9.58	86,205,324	84,587,047	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	1,159,794	9.15	10,612,113	12,705,497	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	271,621	9.03	2,452,740	2,969,748	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	19,495,484	8.90	173,509,804	203,868,022	1
SAST SA PIMCO RAE International Value Portfolio Class 1	10,256	13.32	136,607	138,514	1
SAST SA PIMCO RAE International Value Portfolio Class 2	546,289	13.35	7,292,963	7,631,187	1
SAST SA PIMCO RAE International Value Portfolio Class 3	17,360,901	13.31	231,073,598	225,488,091	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	10,379	9.74	101,094	110,645	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	80,387,856	9.63	774,135,056	854,414,885	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	4,617,067	5.17	23,870,236	24,702,116	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	997,138	5.17	5,155,203	5,412,956	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	15,314,570	5.12	78,410,601	79,970,321	1
SAST SA Putnam International Growth and Income Portfolio Class 1	1,667,848	11.38	18,980,115	15,992,633	1
SAST SA Putnam International Growth and Income Portfolio Class 2	388,295	11.46	4,449,859	3,368,797	1
SAST SA Putnam International Growth and Income Portfolio Class 3	6,866,809	11.43	78,487,630	57,889,650	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	32,741	10.82	354,259	347,657	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	34,316,002	10.82	371,299,143	359,295,755	1
SAST SA Small Cap Index Portfolio Class 1	34,796	13.19	458,962	416,219	1
SAST SA Small Cap Index Portfolio Class 3	4,856,694	13.07	63,476,996	62,991,764	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	29,589	15.34	453,896	361,796	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	30,263,503	15.31	463,334,238	384,371,692	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	20,109	12.37	248,744	260,860	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,825,783	12.36	1,134,966,678	1,070,420,561	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	40,716	11.94	486,155	513,748	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	479,688,602	11.96	5,737,075,680	5,796,856,357	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	47,543	12.38	588,588	631,713	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	355,501,035	12.40	4,408,212,830	4,535,440,178	1
SAST SA VCP Index Allocation Portfolio Class 1	42,215	12.73	537,395	511,157	1
SAST SA VCP Index Allocation Portfolio Class 3	34,279,712	12.72	436,037,938	392,857,412	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	9,344,210	45.35	423,759,905	350,238,125	1
SAST SA Wellington Capital Appreciation Portfolio Class 2	1,335,799	39.10	52,229,758	42,410,232	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	34,410,245	35.14	1,209,176,021	883,477,519	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,854,315	12.82	36,592,324	42,618,002	1
SAST SA Wellington Government and Quality Bond Portfolio Class 2	1,045,331	12.88	13,463,861	15,494,104	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,421,198	12.80	350,991,339	403,815,660	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,218,854	9.39	11,445,038	9,199,292	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	13,061,764	9.30	121,474,406	115,348,993	1
VALIC Company I International Equities Index Fund	401,650	8.08	3,245,331	2,901,325	1
VALIC Company I International Socially Responsible Fund	43,163	24.36	1,051,440	1,019,683	1
VALIC Company I Mid Cap Index Fund	116,077	27.88	3,236,232	2,856,231	1
VALIC Company I Nasdaq-100 Index Fund	156,625	28.00	4,385,495	3,078,850	1
VALIC Company I Small Cap Index Fund	178,985	16.43	2,940,725	3,085,876	1
VALIC Company I Stock Index Fund	215,568	59.51	12,828,445	9,203,288	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$529,171	$991,772	$693,338	$70,007	$2,230,892
Mortality and expense risk and administrative charges	(107,262)	(726,990)	(412,378)	(27,870)	(2,325,300)
Net investment income (loss)	421,909	264,782	280,960	42,137	(94,408)
Net realized gain (loss)	(133,145)	1,140,928	410,507	333,818	8,353,329
Capital gain distribution from mutual funds	—	2,018,312	1,326,048	—	4,309,841
Change in unrealized appreciation (depreciation) of investments	366,614	2,979,089	2,340,860	(120,172)	4,354,539
Increase (decrease) in net assets from operations	655,378	6,403,111	4,358,375	255,783	16,923,301

From contract transactions:
Payments received from contract owners	1,200	85,991	555	—	1,304,071
Payments for contract benefits or terminations	(967,379)	(6,155,659)	(2,620,310)	(1,420,705)	(21,133,313)
Transfers between sub-accounts (including fixed account), net	25,360	(39,051)	375,336	146,698	(1,873,488)
Contract maintenance charges	(1,557)	(26,505)	(4,871)	(49)	(158,302)
Adjustments to net assets allocated to contracts in payout period	(220)	8,711	(11,593)	—	(15,381)
Increase (decrease) in net assets from contract transactions	(942,596)	(6,126,513)	(2,260,883)	(1,274,056)	(21,876,413)

Increase (decrease) in net assets	(287,218)	276,598	2,097,492	(1,018,273)	(4,953,112)
Net assets at beginning of period	8,336,018	46,348,594	29,982,685	2,731,185	144,415,664
Net assets at end of period	$8,048,800	$46,625,192	$32,080,177	$1,712,912	$139,462,552

Beginning units	63,998	1,220,075	253,623	202,339	2,141,469
Units issued	1,238	11,331	5,683	11,898	55,154
Units redeemed	(8,207)	(161,073)	(23,312)	(97,323)	(348,644)
Ending units	57,029	1,070,333	235,994	116,914	1,847,979

For the Year Ended December 31, 2023
From operations:
Dividends	$556,069	$996,493	$644,085	$68,133	$1,241,091
Mortality and expense risk and administrative charges	(106,582)	(698,338)	(371,553)	(28,483)	(2,188,821)
Net investment income (loss)	449,487	298,155	272,532	39,650	(947,730)
Net realized gain (loss)	(222,584)	241,823	60,541	23,601	3,385,465
Capital gain distribution from mutual funds	—	1,773,848	1,096,774	—	10,879,347
Change in unrealized appreciation (depreciation) of investments	631,433	3,046,186	2,066,682	123,960	13,118,625
Increase (decrease) in net assets from operations	858,336	5,360,012	3,496,529	187,211	26,435,707

From contract transactions:
Payments received from contract owners	1,200	361,641	10,902	—	652,872
Payments for contract benefits or terminations	(736,400)	(5,217,412)	(1,777,883)	(52,994)	(15,057,329)
Transfers between sub-accounts (including fixed account), net	(244,452)	(139,361)	56,977	96,063	(2,375,983)
Contract maintenance charges	(1,834)	(27,496)	(5,207)	(74)	(178,895)
Adjustments to net assets allocated to contracts in payout period	(3,056)	(24,766)	(5,413)	—	(8,123)
Increase (decrease) in net assets from contract transactions	(984,542)	(5,047,394)	(1,720,624)	42,995	(16,967,458)

Increase (decrease) in net assets	(126,206)	312,618	1,775,905	230,206	9,468,249
Net assets at beginning of period	8,462,224	46,035,976	28,206,780	2,500,979	134,947,415
Net assets at end of period	$8,336,018	$46,348,594	$29,982,685	$2,731,185	$144,415,664

Beginning units	72,169	1,363,175	269,354	199,285	2,415,476
Units issued	1,665	25,319	4,605	17,363	37,991
Units redeemed	(9,836)	(168,419)	(20,336)	(14,309)	(311,998)
Ending units	63,998	1,220,075	253,623	202,339	2,141,469

The accompanying Notes to Financial Statements are an integral part of this statement.

12

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 3	American Funds IS Growth-Income Fund Class 2	American Funds IS Growth-Income Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$1,045,352	$1,007,476	$2,609,199	$1,714,951	$191,337
Mortality and expense risk and administrative charges	(4,937,483)	(3,393,684)	(3,797,801)	(1,984,796)	(214,068)
Net investment income (loss)	(3,892,131)	(2,386,208)	(1,188,602)	(269,845)	(22,731)
Net realized gain (loss)	19,849,982	13,970,441	13,931,810	6,065,298	(119,380)
Capital gain distribution from mutual funds	7,233,445	5,840,280	10,950,803	6,677,234	—
Change in unrealized appreciation (depreciation) of investments	58,053,891	50,126,803	24,793,757	18,201,557	547,356
Increase (decrease) in net assets from operations	81,245,187	67,551,316	48,487,768	30,674,244	405,245

From contract transactions:
Payments received from contract owners	2,323,769	196,112	1,963,599	233,435	912
Payments for contract benefits or terminations	(35,527,013)	(22,942,489)	(33,143,870)	(15,546,886)	(1,793,525)
Transfers between sub-accounts (including fixed account), net	(6,445,354)	(4,619,737)	(3,666,581)	(2,092,037)	(547,671)
Contract maintenance charges	(225,196)	(29,975)	(174,106)	(23,861)	(2,829)
Adjustments to net assets allocated to contracts in payout period	(15,714)	(176,095)	(12,382)	(50,024)	(12,408)
Increase (decrease) in net assets from contract transactions	(39,889,508)	(27,572,184)	(35,033,340)	(17,479,373)	(2,355,521)

Increase (decrease) in net assets	41,355,679	39,979,132	13,454,428	13,194,871	(1,950,276)
Net assets at beginning of period	290,362,877	236,114,254	229,502,280	141,817,300	16,519,604
Net assets at end of period	$331,718,556	$276,093,386	$242,956,708	$155,012,171	$14,569,328

Beginning units	3,212,095	273,391	3,966,706	317,922	221,421
Units issued	86,550	4,257	100,797	1,508	435
Units redeemed	(468,429)	(31,748)	(634,417)	(36,258)	(30,189)
Ending units	2,830,216	245,900	3,433,086	283,172	191,667

For the Year Ended December 31, 2023
From operations:
Dividends	$966,204	$882,947	$2,929,578	$1,848,072	$218,805
Mortality and expense risk and administrative charges	(4,199,940)	(2,771,868)	(3,377,998)	(1,714,807)	(211,286)
Net investment income (loss)	(3,233,736)	(1,888,921)	(448,420)	133,265	7,519
Net realized gain (loss)	10,474,828	5,368,256	5,461,064	1,753,148	(165,620)
Capital gain distribution from mutual funds	15,332,580	11,837,189	11,526,243	6,857,393	—
Change in unrealized appreciation (depreciation) of investments	60,922,108	51,100,624	30,726,434	20,421,647	2,343,061
Increase (decrease) in net assets from operations	83,495,780	66,417,148	47,265,321	29,165,453	2,184,960

From contract transactions:
Payments received from contract owners	1,586,343	195,034	2,045,596	94,760	255,728
Payments for contract benefits or terminations	(28,828,108)	(18,509,240)	(26,238,481)	(12,023,597)	(1,509,149)
Transfers between sub-accounts (including fixed account), net	(8,332,223)	164,142	(2,132,186)	(91,614)	117,139
Contract maintenance charges	(243,408)	(31,278)	(192,962)	(25,708)	(3,371)
Adjustments to net assets allocated to contracts in payout period	(10,842)	(33,363)	(20,364)	(26,878)	(921)
Increase (decrease) in net assets from contract transactions	(35,828,238)	(18,214,705)	(26,538,397)	(12,073,037)	(1,140,574)

Increase (decrease) in net assets	47,667,542	48,202,443	20,726,924	17,092,416	1,044,386
Net assets at beginning of period	242,695,335	187,911,811	208,775,356	124,724,884	15,475,218
Net assets at end of period	$290,362,877	$236,114,254	$229,502,280	$141,817,300	$16,519,604

Beginning units	3,660,475	297,600	4,482,042	348,371	237,462
Units issued	91,323	5,307	108,502	2,101	7,258
Units redeemed	(539,703)	(29,516)	(623,838)	(32,550)	(23,299)
Ending units	3,212,095	273,391	3,966,706	317,922	221,421

The accompanying Notes to Financial Statements are an integral part of this statement.

13

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Dividend Opportunity Fund Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$203,727	$204,446	$7,307	$6,696	$—
Mortality and expense risk and administrative charges	(69,163)	(52,406)	(4,762)	(6,142)	(24,443)
Net investment income (loss)	134,564	152,040	2,545	554	(24,443)
Net realized gain (loss)	(486,017)	13,250	21,287	(14,299)	154,045
Capital gain distribution from mutual funds	—	—	19,612	36,530	—
Change in unrealized appreciation (depreciation) of investments	309,316	(25,933)	(6,135)	15,331	72,242
Increase (decrease) in net assets from operations	(42,137)	139,357	37,309	38,116	201,844

From contract transactions:
Payments received from contract owners	—	—	—	—	127
Payments for contract benefits or terminations	(969,685)	(588,150)	(88,869)	(144,042)	(176,501)
Transfers between sub-accounts (including fixed account), net	141,080	170,691	20,687	(18,195)	11,027
Contract maintenance charges	(1,402)	(1,607)	(38)	(62)	(1,568)
Adjustments to net assets allocated to contracts in payout period	(171)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(830,178)	(419,066)	(68,220)	(162,299)	(166,915)

Increase (decrease) in net assets	(872,315)	(279,709)	(30,911)	(124,183)	34,929
Net assets at beginning of period	5,897,074	4,267,706	383,529	589,977	1,527,234
Net assets at end of period	$5,024,759	$3,987,997	$352,618	$465,794	$1,562,163

Beginning units	147,743	214,810	25,635	43,476	56,483
Units issued	22,432	18,538	1,422	1,319	1,326
Units redeemed	(43,561)	(39,228)	(5,519)	(13,082)	(6,935)
Ending units	126,614	194,120	21,538	31,713	50,874

For the Year Ended December 31, 2023
From operations:
Dividends	$218,638	$197,507	$6,834	$14,147	$—
Mortality and expense risk and administrative charges	(80,150)	(55,658)	(4,422)	(7,310)	(22,702)
Net investment income (loss)	138,488	141,849	2,412	6,837	(22,702)
Net realized gain (loss)	(198,434)	9,362	2,069	(13,886)	110,532
Change in unrealized appreciation (depreciation) of investments	150,305	(8,033)	42,551	71,010	(38,998)
Increase (decrease) in net assets from operations	90,359	143,178	47,032	63,961	48,832

From contract transactions:
Payments for contract benefits or terminations	(712,293)	(320,619)	(7,719)	(87,707)	(146,614)
Transfers between sub-accounts (including fixed account), net	12,587	117,951	(258)	14,150	106,069
Contract maintenance charges	(1,874)	(1,743)	(29)	(78)	(1,656)
Adjustments to net assets allocated to contracts in payout period	343	—	—	—	—
Increase (decrease) in net assets from contract transactions	(701,237)	(204,411)	(8,006)	(73,635)	(42,201)

Increase (decrease) in net assets	(610,878)	(61,233)	39,026	(9,674)	6,631
Net assets at beginning of period	6,507,952	4,328,939	344,503	599,651	1,520,603
Net assets at end of period	$5,897,074	$4,267,706	$383,529	$589,977	$1,527,234

Beginning units	165,744	225,290	26,273	49,036	58,177
Units issued	5,037	16,834	150	1,216	4,340
Units redeemed	(23,038)	(27,314)	(788)	(6,776)	(6,034)
Ending units	147,743	214,810	25,635	43,476	56,483

The accompanying Notes to Financial Statements are an integral part of this statement.

14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Overseas Core Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$3,780	$320,459	$—	$6,671	$50,033
Mortality and expense risk and administrative charges	(842)	(93,339)	(366,698)	(2,559)	(18,900)
Net investment income (loss)	2,938	227,120	(366,698)	4,112	31,133
Net realized gain (loss)	(1,783)	(140,588)	3,940,295	(4,448)	10,230
Change in unrealized appreciation (depreciation) of investments	2,527	149,499	2,197,925	6,329	(21,759)
Increase (decrease) in net assets from operations	3,682	236,031	5,771,522	5,993	19,604

From contract transactions:
Payments received from contract owners	—	17,097	3,863	—	1,646
Payments for contract benefits or terminations	(5,302)	(655,485)	(3,348,657)	(78,390)	(94,433)
Transfers between sub-accounts (including fixed account), net	311	220,256	(1,551,609)	28,800	151,740
Contract maintenance charges	(23)	(22,670)	(45,440)	(19)	(1,104)
Adjustments to net assets allocated to contracts in payout period	—	129	(289)	—	—
Increase (decrease) in net assets from contract transactions	(5,014)	(440,673)	(4,942,132)	(49,609)	57,849

Increase (decrease) in net assets	(1,332)	(204,642)	829,390	(43,616)	77,453
Net assets at beginning of period	76,520	5,800,141	21,246,132	230,079	1,188,110
Net assets at end of period	$75,188	$5,595,499	$22,075,522	$186,463	$1,265,563

Beginning units	7,209	199,985	798,903	22,129	87,847
Units issued	29	13,246	26,217	2,829	11,885
Units redeemed	(490)	(27,913)	(182,827)	(7,618)	(7,683)
Ending units	6,748	185,318	642,293	17,340	92,049

For the Year Ended December 31, 2023
From operations:
Dividends	$3,769	$302,515	$—	$5,371	$19,460
Mortality and expense risk and administrative charges	(784)	(94,931)	(327,177)	(2,450)	(17,579)
Net investment income (loss)	2,985	207,584	(327,177)	2,921	1,881
Net realized gain (loss)	(279)	(284,738)	2,649,198	(4,145)	(3,927)
Change in unrealized appreciation (depreciation) of investments	3,488	615,922	4,610,796	12,540	146,670
Increase (decrease) in net assets from operations	6,194	538,768	6,932,817	11,316	144,624

From contract transactions:
Payments received from contract owners	—	14,800	51,942	—	—
Payments for contract benefits or terminations	—	(1,045,174)	(2,674,590)	(18,287)	(106,196)
Transfers between sub-accounts (including fixed account), net	338	164,558	(957,214)	23,922	31,733
Contract maintenance charges	(11)	(28,287)	(49,723)	(18)	(1,220)
Increase (decrease) in net assets from contract transactions	327	(894,103)	(3,629,585)	5,617	(75,683)

Increase (decrease) in net assets	6,521	(355,335)	3,303,232	16,933	68,941
Net assets at beginning of period	69,999	6,155,476	17,942,900	213,146	1,119,169
Net assets at end of period	$76,520	$5,800,141	$21,246,132	$230,079	$1,188,110

Beginning units	7,176	233,091	950,665	21,604	93,973
Units issued	35	9,316	19,537	5,606	3,276
Units redeemed	(2)	(42,422)	(171,299)	(5,081)	(9,402)
Ending units	7,209	199,985	798,903	22,129	87,847

The accompanying Notes to Financial Statements are an integral part of this statement.

15

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	Columbia VP Small Company Growth Fund Class 1	CTIVP® Principal Blue Chip Growth Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$8,405	$—	$380	$632,891
Mortality and expense risk and administrative charges	(5,512)	(5,699)	(30,106)	(77)	(458,980)
Net investment income (loss)	(5,512)	2,706	(30,106)	303	173,911
Net realized gain (loss)	24,476	4,855	122,438	(826)	(595,034)
Change in unrealized appreciation (depreciation) of investments	51,431	65,748	250,618	2,112	2,695,639
Increase (decrease) in net assets from operations	70,395	73,309	342,950	1,589	2,274,516

From contract transactions:
Payments received from contract owners	—	—	15,172	—	913,962
Payments for contract benefits or terminations	(11,701)	(33,993)	(116,362)	(17,519)	(3,814,694)
Transfers between sub-accounts (including fixed account), net	(12,782)	246	27,717	392	200,984
Contract maintenance charges	(62)	(20)	(1,287)	(208)	(308,425)
Increase (decrease) in net assets from contract transactions	(24,545)	(33,767)	(74,760)	(17,335)	(3,008,173)

Increase (decrease) in net assets	45,850	39,542	268,190	(15,746)	(733,657)
Net assets at beginning of period	328,775	330,340	1,724,732	15,746	31,291,752
Net assets at end of period	$374,625	$369,882	$1,992,922	$—	$30,558,095

Beginning units	10,036	8,254	68,455	1,223	1,835,668
Units issued	121	5	2,860	29	116,998
Units redeemed	(761)	(703)	(5,143)	(1,252)	(285,891)
Ending units	9,396	7,556	66,172	—	1,666,775

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$—	$246	$451,471
Mortality and expense risk and administrative charges	(4,710)	(5,753)	(28,959)	(80)	(456,173)
Net investment income (loss)	(4,710)	(5,753)	(28,959)	166	(4,702)
Net realized gain (loss)	20,510	(214,477)	425,372	(85)	(2,772,678)
Capital gain distribution from mutual funds	—	—	—	239	524,052
Change in unrealized appreciation (depreciation) of investments	48,765	303,323	205,316	1,618	6,042,868
Increase (decrease) in net assets from operations	64,565	83,093	601,729	1,938	3,789,540

From contract transactions:
Payments received from contract owners	—	22,557	24,233	—	921,008
Payments for contract benefits or terminations	(20,063)	(39,755)	(545,367)	—	(4,204,119)
Transfers between sub-accounts (including fixed account), net	(489)	(242,409)	(25,087)	301	212,187
Contract maintenance charges	(78)	(22)	(1,454)	(256)	(368,168)
Increase (decrease) in net assets from contract transactions	(20,630)	(259,629)	(547,675)	45	(3,439,092)

Increase (decrease) in net assets	43,935	(176,536)	54,054	1,983	350,448
Net assets at beginning of period	284,840	506,876	1,670,678	13,763	30,941,304
Net assets at end of period	$328,775	$330,340	$1,724,732	$15,746	$31,291,752

Beginning units	10,725	15,760	91,080	1,220	2,052,074
Units issued	278	659	7,304	29	163,886
Units redeemed	(967)	(8,165)	(29,929)	(26)	(380,292)
Ending units	10,036	8,254	68,455	1,223	1,835,668

The accompanying Notes to Financial Statements are an integral part of this statement.

16

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Income VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$60,447	$6,812,171	$45,678	$464,190	$14,847,489
Mortality and expense risk and administrative charges	(5,804)	(1,840,401)	(10,207)	(122,059)	(4,170,135)
Net investment income (loss)	54,643	4,971,770	35,471	342,131	10,677,354
Net realized gain (loss)	(45,742)	(1,647,834)	(98,533)	—	(1)
Capital gain distribution from mutual funds	4,724	558,127	—	—	—
Change in unrealized appreciation (depreciation) of investments	53,852	3,412,352	95,244	—	—
Increase (decrease) in net assets from operations	67,477	7,294,415	32,182	342,131	10,677,353

From contract transactions:
Payments received from contract owners	47,235	7,618,922	—	—	26,275,738
Payments for contract benefits or terminations	(240,850)	(17,412,245)	(590,992)	(4,358,971)	(209,874,462)
Transfers between sub-accounts (including fixed account), net	118,321	2,830,688	(65,640)	4,242,771	154,733,026
Contract maintenance charges	(604)	(1,170,825)	(19)	(12,435)	(3,624,858)
Adjustments to net assets allocated to contracts in payout period	—	(3,699)	—	6,533	(297)
Increase (decrease) in net assets from contract transactions	(75,898)	(8,137,159)	(656,651)	(122,102)	(32,490,853)

Increase (decrease) in net assets	(8,421)	(842,744)	(624,469)	220,029	(21,813,500)
Net assets at beginning of period	1,056,491	132,777,279	1,007,898	10,187,808	315,699,258
Net assets at end of period	$1,048,070	$131,934,535	$383,429	$10,407,837	$293,885,758

Beginning units	79,498	7,106,425	98,437	994,600	31,537,575
Units issued	12,011	842,913	7,115	420,919	24,725,573
Units redeemed	(17,714)	(1,286,220)	(69,796)	(441,390)	(27,926,193)
Ending units	73,795	6,663,118	35,756	974,129	28,336,955

For the Year Ended December 31, 2023
From operations:
Dividends	$101,713	$6,545,140	$43,228	$535,637	$15,105,925
Mortality and expense risk and administrative charges	(8,641)	(1,795,274)	(11,633)	(132,616)	(4,316,105)
Net investment income (loss)	93,072	4,749,866	31,595	403,021	10,789,820
Net realized gain (loss)	(174,107)	(1,305,090)	(8,702)	—	(1)
Capital gain distribution from mutual funds	117,148	7,934,804	—	—	—
Change in unrealized appreciation (depreciation) of investments	74,855	(2,796,475)	40,448	—	—
Increase (decrease) in net assets from operations	110,968	8,583,105	63,341	403,021	10,789,819

From contract transactions:
Payments received from contract owners	—	11,225,398	—	11,579	28,063,437
Payments for contract benefits or terminations	(126,320)	(15,420,617)	(19,440)	(1,997,671)	(118,670,252)
Transfers between sub-accounts (including fixed account), net	(1,130,997)	6,056,723	34,891	945,843	71,194,251
Contract maintenance charges	(773)	(1,335,373)	(35)	(12,443)	(4,629,508)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(4,501)	—
Increase (decrease) in net assets from contract transactions	(1,258,090)	526,131	15,416	(1,057,193)	(24,042,072)

Increase (decrease) in net assets	(1,147,122)	9,109,236	78,757	(654,172)	(13,252,253)
Net assets at beginning of period	2,203,613	123,668,043	929,141	10,841,980	328,951,511
Net assets at end of period	$1,056,491	$132,777,279	$1,007,898	$10,187,808	$315,699,258

Beginning units	179,577	7,113,905	96,920	1,096,181	33,970,139
Units issued	145	1,280,372	4,046	109,560	19,132,864
Units redeemed	(100,224)	(1,287,852)	(2,529)	(211,141)	(21,565,428)
Ending units	79,498	7,106,425	98,437	994,600	31,537,575

The accompanying Notes to Financial Statements are an integral part of this statement.

17

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
For the Year Ended December 31, 2024
From operations:
Dividends	$6,019	$585	$—	$—	$31,419
Mortality and expense risk and administrative charges	(3,118)	(213)	(298)	(2,021,679)	(6,420)
Net investment income (loss)	2,901	372	(298)	(2,021,679)	24,999
Net realized gain (loss)	2,177	(2)	1,356	(8,053,879)	(8,976)
Change in unrealized appreciation (depreciation) of investments	893	1,446	15,601	51,549,363	(549)
Increase (decrease) in net assets from operations	5,971	1,816	16,659	41,473,805	15,474

From contract transactions:
Payments received from contract owners	—	—	—	20,836,155	—
Payments for contract benefits or terminations	(70,096)	(602)	(40,426)	(10,312,930)	(80,143)
Transfers between sub-accounts (including fixed account), net	10,721	(155)	(3,468)	(4,651,304)	9,940
Contract maintenance charges	(7)	(12)	(328)	(1,694,002)	(50)
Increase (decrease) in net assets from contract transactions	(59,382)	(769)	(44,222)	4,177,919	(70,253)

Increase (decrease) in net assets	(53,411)	1,047	(27,563)	45,651,724	(54,779)
Net assets at beginning of period	286,612	17,542	59,874	122,814,939	579,123
Net assets at end of period	$233,201	$18,589	$32,311	$168,466,663	$524,344

Beginning units	28,601	1,436	3,167	2,841,853	46,534
Units issued	1,182	8	30	738,634	903
Units redeemed	(6,949)	(69)	(1,910)	(647,075)	(6,397)
Ending units	22,834	1,375	1,287	2,933,412	41,040

For the Year Ended December 31, 2023
From operations:
Dividends	$17,679	$227	$—	$—	$—
Mortality and expense risk and administrative charges	(3,781)	(154)	(344)	(1,394,904)	(6,972)
Net investment income (loss)	13,898	73	(344)	(1,394,904)	(6,972)
Net realized gain (loss)	(3,685)	(156)	(16,561)	(7,416,675)	(26,505)
Capital gain distribution from mutual funds	—	—	1,194	2,624,468	—
Change in unrealized appreciation (depreciation) of investments	8,981	1,913	37,352	40,425,722	61,831
Increase (decrease) in net assets from operations	19,194	1,830	21,641	34,238,611	28,354

From contract transactions:
Payments received from contract owners	—	—	—	12,866,832	—
Payments for contract benefits or terminations	(144,260)	(312)	—	(4,816,502)	(91,032)
Transfers between sub-accounts (including fixed account), net	12,458	3,352	(21,226)	(5,738,934)	13,393
Contract maintenance charges	(15)	(6)	(349)	(1,566,984)	(79)
Increase (decrease) in net assets from contract transactions	(131,817)	3,034	(21,575)	744,412	(77,718)

Increase (decrease) in net assets	(112,623)	4,864	66	34,983,023	(49,364)
Net assets at beginning of period	399,235	12,678	59,808	87,831,916	628,487
Net assets at end of period	$286,612	$17,542	$59,874	$122,814,939	$579,123

Beginning units	42,297	1,191	4,427	2,826,014	53,145
Units issued	1,429	301	17	561,380	1,193
Units redeemed	(15,125)	(56)	(1,277)	(545,541)	(7,804)
Ending units	28,601	1,436	3,167	2,841,853	46,534

The accompanying Notes to Financial Statements are an integral part of this statement.

18

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Macquarie VIP Asset Strategy Series Service Class
For the Year Ended December 31, 2024
From operations:
Dividends	$16,624	$4,821,484	$14,027	$3,960,843	$2,563
Mortality and expense risk and administrative charges	(4,805)	(4,698,268)	(5,944)	(5,021,562)	(1,957)
Net investment income (loss)	11,819	123,216	8,083	(1,060,719)	606
Net realized gain (loss)	2,792	12,039,695	15,070	2,449,376	4,853
Capital gain distribution from mutual funds	67,211	22,615,985	60,204	20,366,331	5,003
Change in unrealized appreciation (depreciation) of investments	42,801	5,266,997	64,501	22,212,548	8,636
Increase (decrease) in net assets from operations	124,623	40,045,893	147,858	43,967,536	19,098

From contract transactions:
Payments received from contract owners	2,085	12,762,051	—	6,098,252	—
Payments for contract benefits or terminations	(9,353)	(39,498,693)	(246,641)	(46,377,776)	(78,754)
Transfers between sub-accounts (including fixed account), net	25,944	(4,473,978)	7,243	(8,430,829)	1,153
Contract maintenance charges	(3,400)	(2,700,244)	(375)	(2,538,014)	(34)
Adjustments to net assets allocated to contracts in payout period	—	(2,399)	—	(7,293)	—
Increase (decrease) in net assets from contract transactions	15,276	(33,913,263)	(239,773)	(51,255,660)	(77,635)

Increase (decrease) in net assets	139,899	6,132,630	(91,915)	(7,288,124)	(58,537)
Net assets at beginning of period	854,543	314,962,675	1,064,759	329,818,454	191,066
Net assets at end of period	$994,442	$321,095,305	$972,844	$322,530,330	$132,529

Beginning units	53,052	10,052,256	72,040	10,656,086	14,461
Units issued	2,276	778,665	1,646	527,110	95
Units redeemed	(1,450)	(1,748,740)	(16,618)	(2,029,655)	(5,549)
Ending units	53,878	9,082,181	57,068	9,153,541	9,007

For the Year Ended December 31, 2023
From operations:
Dividends	$14,492	$4,733,105	$16,075	$4,139,290	$3,883
Mortality and expense risk and administrative charges	(2,988)	(4,414,875)	(5,648)	(4,819,176)	(2,590)
Net investment income (loss)	11,504	318,230	10,427	(679,886)	1,293
Net realized gain (loss)	2,185	6,134,590	7,384	(1,766,075)	(1,396)
Capital gain distribution from mutual funds	89,210	34,086,514	127,731	40,484,351	—
Change in unrealized appreciation (depreciation) of investments	(13,485)	(10,395,071)	(26,187)	(5,177,760)	26,444
Increase (decrease) in net assets from operations	89,414	30,144,263	119,355	32,860,630	26,341

From contract transactions:
Payments received from contract owners	351,550	15,997,934	—	7,222,405	—
Payments for contract benefits or terminations	(7,824)	(27,854,952)	(125,726)	(33,111,134)	(91,863)
Transfers between sub-accounts (including fixed account), net	106,244	1,003,238	(117,551)	3,202,517	(5,451)
Contract maintenance charges	(3,501)	(3,144,525)	(399)	(3,044,658)	(10)
Adjustments to net assets allocated to contracts in payout period	—	(2,631)	—	(25)	—
Increase (decrease) in net assets from contract transactions	446,469	(14,000,936)	(243,676)	(25,730,895)	(97,324)

Increase (decrease) in net assets	535,883	16,143,327	(124,321)	7,129,735	(70,983)
Net assets at beginning of period	318,660	298,819,348	1,189,080	322,688,719	262,049
Net assets at end of period	$854,543	$314,962,675	$1,064,759	$329,818,454	$191,066

Beginning units	22,084	10,488,776	90,181	11,513,648	22,232
Units issued	32,310	1,404,665	116	829,127	89
Units redeemed	(1,342)	(1,841,185)	(18,257)	(1,686,689)	(7,860)
Ending units	53,052	10,052,256	72,040	10,656,086	14,461

The accompanying Notes to Financial Statements are an integral part of this statement.

19

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
For the Year Ended December 31, 2024
From operations:
Dividends	$35,716	$419	$1,193,573	$49,877	$75,626
Mortality and expense risk and administrative charges	(8,335)	(620)	(2,203,229)	(172,178)	(20,628)
Net investment income (loss)	27,381	(201)	(1,009,656)	(122,301)	54,998
Net realized gain (loss)	(46,456)	80	4,523,912	280,405	(12,612)
Capital gain distribution from mutual funds	—	3,176	10,365,067	1,120,921	—
Change in unrealized appreciation (depreciation) of investments	57,753	4,726	11,144,364	101,191	28,167
Increase (decrease) in net assets from operations	38,678	7,781	25,023,687	1,380,216	70,553

From contract transactions:
Payments received from contract owners	—	—	1,557,219	175,255	—
Payments for contract benefits or terminations	(100,556)	—	(19,679,766)	(1,347,967)	(257,594)
Transfers between sub-accounts (including fixed account), net	(136,640)	229	(6,091,024)	(93,816)	31,878
Contract maintenance charges	(9)	(5)	(1,023,710)	(5,506)	(69)
Adjustments to net assets allocated to contracts in payout period	—	—	5,189	(550)	—
Increase (decrease) in net assets from contract transactions	(237,205)	224	(25,232,092)	(1,272,584)	(225,785)

Increase (decrease) in net assets	(198,527)	8,005	(208,405)	107,632	(155,232)
Net assets at beginning of period	847,107	50,519	140,711,539	10,836,343	1,866,383
Net assets at end of period	$648,580	$58,524	$140,503,134	$10,943,975	$1,711,151

Beginning units	69,744	2,937	5,340,667	357,769	177,628
Units issued	741	17	200,968	13,755	3,199
Units redeemed	(20,047)	(5)	(1,055,668)	(52,183)	(24,275)
Ending units	50,438	2,949	4,485,967	319,341	156,552

For the Year Ended December 31, 2023
From operations:
Dividends	$42,159	$286	$1,268,726	$47,971	$82,883
Mortality and expense risk and administrative charges	(10,174)	(1,049)	(2,092,717)	(160,815)	(19,925)
Net investment income (loss)	31,985	(763)	(823,991)	(112,844)	62,958
Net realized gain (loss)	(28,217)	8,537	(623,023)	310,352	(11,908)
Capital gain distribution from mutual funds	—	1,602	2,761,120	298,072	—
Change in unrealized appreciation (depreciation) of investments	37,810	1,949	13,575,518	848,388	17,050
Increase (decrease) in net assets from operations	41,578	11,325	14,889,624	1,343,968	68,100

From contract transactions:
Payments received from contract owners	—	—	1,705,292	59,617	—
Payments for contract benefits or terminations	(40,051)	(58,601)	(15,342,411)	(1,234,101)	(42,385)
Transfers between sub-accounts (including fixed account), net	25,099	1,849	2,087,758	73,794	131,878
Contract maintenance charges	(24)	(5)	(1,220,978)	(6,040)	(85)
Adjustments to net assets allocated to contracts in payout period	—	—	(5,103)	(450)	—
Increase (decrease) in net assets from contract transactions	(14,976)	(56,757)	(12,775,442)	(1,107,180)	89,408

Increase (decrease) in net assets	26,602	(45,432)	2,114,182	236,788	157,508
Net assets at beginning of period	820,505	95,951	138,597,357	10,599,555	1,708,875
Net assets at end of period	$847,107	$50,519	$140,711,539	$10,836,343	$1,866,383

Beginning units	71,122	6,324	5,863,788	397,752	169,006
Units issued	10,797	147	382,815	11,923	19,604
Units redeemed	(12,175)	(3,534)	(905,936)	(51,906)	(10,982)
Ending units	69,744	2,937	5,340,667	357,769	177,628

The accompanying Notes to Financial Statements are an integral part of this statement.

20

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
For the Year Ended December 31, 2024
From operations:
Dividends	$10,055	$13,404	$820	$23,636	$281,593
Mortality and expense risk and administrative charges	(4,604)	(1,225)	(179)	(5,951)	(57,936)
Net investment income (loss)	5,451	12,179	641	17,685	223,657
Net realized gain (loss)	(109,204)	6,021	(54)	(27,048)	(77,013)
Capital gain distribution from mutual funds	—	1,899	—	—	—
Change in unrealized appreciation (depreciation) of investments	144,758	(5,141)	(268)	30,782	112,164
Increase (decrease) in net assets from operations	41,005	14,958	319	21,419	258,808

From contract transactions:
Payments received from contract owners	—	—	—	—	438,582
Payments for contract benefits or terminations	(78,139)	(8,149)	5	(134,305)	(236,698)
Transfers between sub-accounts (including fixed account), net	(681,576)	(338,665)	(90)	15,875	772,039
Contract maintenance charges	(51)	—	(6)	(52)	(51,762)
Increase (decrease) in net assets from contract transactions	(759,766)	(346,814)	(91)	(118,482)	922,161

Increase (decrease) in net assets	(718,761)	(331,856)	228	(97,063)	1,180,969
Net assets at beginning of period	718,761	331,856	10,532	538,447	3,936,703
Net assets at end of period	$—	$—	$10,760	$441,384	$5,117,672

Beginning units	56,164	26,299	833	49,567	414,251
Units issued	625	33	359	1,624	138,220
Units redeemed	(56,789)	(26,332)	(359)	(12,239)	(44,137)
Ending units	—	—	833	38,952	508,334

For the Year Ended December 31, 2023
From operations:
Dividends	$16,747	$—	$362	$23,862	$183,627
Mortality and expense risk and administrative charges	(8,178)	(4,244)	(166)	(7,797)	(41,915)
Net investment income (loss)	8,569	(4,244)	196	16,065	141,712
Net realized gain (loss)	(15,982)	(9,831)	(661)	(58,242)	(94,268)
Capital gain distribution from mutual funds	104,029	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(74,243)	65,018	1,191	76,367	261,503
Increase (decrease) in net assets from operations	22,373	50,943	726	34,190	308,947

From contract transactions:
Payments received from contract owners	—	—	—	—	609,301
Payments for contract benefits or terminations	(85,777)	(148,963)	(6,332)	(256,132)	(144,848)
Transfers between sub-accounts (including fixed account), net	76,401	224	1	18,418	499,849
Contract maintenance charges	(61)	(19)	(14)	(82)	(47,923)
Increase (decrease) in net assets from contract transactions	(9,437)	(148,758)	(6,345)	(237,796)	916,379

Increase (decrease) in net assets	12,936	(97,815)	(5,619)	(203,606)	1,225,326
Net assets at beginning of period	705,825	429,671	16,151	742,053	2,711,377
Net assets at end of period	$718,761	$331,856	$10,532	$538,447	$3,936,703

Beginning units	57,073	38,708	1,355	72,188	312,243
Units issued	6,331	473	—	1,975	141,686
Units redeemed	(7,240)	(12,882)	(522)	(24,596)	(39,678)
Ending units	56,164	26,299	833	49,567	414,251

The accompanying Notes to Financial Statements are an integral part of this statement.

21

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$9,399,478	$50,262	$83,608	$16,528	$195,711
Mortality and expense risk and administrative charges	(3,054,131)	(6,105)	(39,559)	(8,805)	(137,095)
Net investment income (loss)	6,345,347	44,157	44,049	7,723	58,616
Net realized gain (loss)	(3,950,619)	(19,800)	(72,016)	24,201	473,384
Capital gain distribution from mutual funds	—	—	—	—	90,347
Change in unrealized appreciation (depreciation) of investments	422,745	2,393	11,849	(10,238)	614,814
Increase (decrease) in net assets from operations	2,817,473	26,750	(16,118)	21,686	1,237,161

From contract transactions:
Payments received from contract owners	26,009,555	22,933	—	—	330
Payments for contract benefits or terminations	(15,008,862)	(142,872)	(292,050)	(129,756)	(1,040,926)
Transfers between sub-accounts (including fixed account), net	31,640,543	86,567	104,071	41,770	(97,587)
Contract maintenance charges	(3,209,362)	(13,348)	(3,043)	(685)	(8,819)
Adjustments to net assets allocated to contracts in payout period	—	—	(1,056)	—	—
Increase (decrease) in net assets from contract transactions	39,431,874	(46,720)	(192,078)	(88,671)	(1,147,002)

Increase (decrease) in net assets	42,249,347	(19,970)	(208,196)	(66,985)	90,159
Net assets at beginning of period	217,666,112	1,198,544	2,778,868	615,068	9,219,700
Net assets at end of period	$259,915,459	$1,178,574	$2,570,672	$548,083	$9,309,859

Beginning units	23,657,972	125,452	290,275	61,235	316,399
Units issued	7,367,817	19,552	11,329	3,887	757
Units redeemed	(3,092,932)	(24,442)	(31,649)	(12,395)	(37,173)
Ending units	27,932,857	120,562	269,955	52,727	279,983

For the Year Ended December 31, 2023
From operations:
Dividends	$6,644,537	$45,628	$78,792	$7,557	$186,656
Mortality and expense risk and administrative charges	(2,434,567)	(6,346)	(42,090)	(9,499)	(132,715)
Net investment income (loss)	4,209,970	39,282	36,702	(1,942)	53,941
Net realized gain (loss)	(2,720,843)	(74,839)	(99,532)	10,692	445,315
Capital gain distribution from mutual funds	—	—	—	—	414,974
Change in unrealized appreciation (depreciation) of investments	7,029,072	88,269	171,488	85,008	(68,448)
Increase (decrease) in net assets from operations	8,518,199	52,712	108,658	93,758	845,782

From contract transactions:
Payments received from contract owners	23,659,413	18,000	—	—	360
Payments for contract benefits or terminations	(9,383,683)	(26,657)	(474,095)	(122,530)	(1,227,954)
Transfers between sub-accounts (including fixed account), net	29,281,360	4,656	53,146	1,967	36,261
Contract maintenance charges	(3,355,800)	(15,267)	(3,512)	(798)	(9,565)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(1,540)	(3,405)
Increase (decrease) in net assets from contract transactions	40,201,290	(19,268)	(424,461)	(122,901)	(1,204,303)

Increase (decrease) in net assets	48,719,489	33,444	(315,803)	(29,143)	(358,521)
Net assets at beginning of period	168,946,623	1,165,100	3,094,671	644,211	9,578,221
Net assets at end of period	$217,666,112	$1,198,544	$2,778,868	$615,068	$9,219,700

Beginning units	19,186,717	128,899	335,461	74,210	360,224
Units issued	6,653,284	25,140	5,696	1,489	1,466
Units redeemed	(2,182,029)	(28,587)	(50,882)	(14,464)	(45,291)
Ending units	23,657,972	125,452	290,275	61,235	316,399

The accompanying Notes to Financial Statements are an integral part of this statement.

22

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1	PVC MidCap Account Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$108,005	$29,584	$—	$4,112	$307
Mortality and expense risk and administrative charges	(90,923)	(14,968)	(20,721)	(24,615)	(9,770)
Net investment income (loss)	17,082	14,616	(20,721)	(20,503)	(9,463)
Net realized gain (loss)	208,135	(31,151)	35,051	17,708	8,272
Capital gain distribution from mutual funds	55,454	—	64,024	145,196	53,443
Change in unrealized appreciation (depreciation) of investments	442,888	5,096	197,939	140,501	47,273
Increase (decrease) in net assets from operations	723,559	(11,439)	276,293	282,902	99,525

From contract transactions:
Payments received from contract owners	—	—	—	330	—
Payments for contract benefits or terminations	(592,895)	(136,955)	(116,475)	(79,986)	(22,969)
Transfers between sub-accounts (including fixed account), net	(81,486)	35,981	(21,305)	(5,849)	(2,327)
Contract maintenance charges	(11,993)	(751)	(195)	(1,900)	(91)
Adjustments to net assets allocated to contracts in payout period	(85)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(686,459)	(101,725)	(137,975)	(87,405)	(25,387)

Increase (decrease) in net assets	37,100	(113,164)	138,318	195,497	74,138
Net assets at beginning of period	5,578,629	1,080,712	1,245,468	1,558,244	558,315
Net assets at end of period	$5,615,729	$967,548	$1,383,786	$1,753,741	$632,453

Beginning units	211,419	140,725	75,565	33,542	13,174
Units issued	1,650	4,573	388	48	18
Units redeemed	(26,102)	(19,063)	(7,816)	(1,751)	(572)
Ending units	186,967	126,235	68,137	31,839	12,620

For the Year Ended December 31, 2023
From operations:
Dividends	$103,061	$27,833	$—	$—	$—
Mortality and expense risk and administrative charges	(84,999)	(18,786)	(17,390)	(21,814)	(8,252)
Net investment income (loss)	18,062	9,047	(17,390)	(21,814)	(8,252)
Net realized gain (loss)	213,651	(83,848)	845	181	3,858
Capital gain distribution from mutual funds	255,063	—	56,804	35,354	12,855
Change in unrealized appreciation (depreciation) of investments	(18,253)	104,736	324,754	316,928	102,416
Increase (decrease) in net assets from operations	468,523	29,935	365,013	330,649	110,877

From contract transactions:
Payments received from contract owners	—	—	—	360	—
Payments for contract benefits or terminations	(473,533)	(189,151)	(129,549)	(239,048)	(40,060)
Transfers between sub-accounts (including fixed account), net	47,981	(130,769)	12,175	(9,460)	(1,619)
Contract maintenance charges	(12,646)	(847)	(205)	(2,025)	(85)
Increase (decrease) in net assets from contract transactions	(438,198)	(320,767)	(117,579)	(250,173)	(41,764)

Increase (decrease) in net assets	30,325	(290,832)	247,434	80,476	69,113
Net assets at beginning of period	5,548,304	1,371,544	998,034	1,477,768	489,202
Net assets at end of period	$5,578,629	$1,080,712	$1,245,468	$1,558,244	$558,315

Beginning units	229,452	183,074	83,706	39,531	14,300
Units issued	4,519	1,547	1,496	61	14
Units redeemed	(22,552)	(43,896)	(9,637)	(6,050)	(1,140)
Ending units	211,419	140,725	75,565	33,542	13,174

The accompanying Notes to Financial Statements are an integral part of this statement.

23

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2	PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$93,279	$10,736	$8,158	$4,418	$409,262
Mortality and expense risk and administrative charges	(180,354)	(30,464)	(4,885)	(3,187)	(311,468)
Net investment income (loss)	(87,075)	(19,728)	3,273	1,231	97,794
Net realized gain (loss)	312,287	148,555	(7,769)	(1,093)	(171,799)
Capital gain distribution from mutual funds	399,140	58,752	10,509	6,304	—
Change in unrealized appreciation (depreciation) of investments	2,014,004	220,224	7,264	1,381	2,181,150
Increase (decrease) in net assets from operations	2,638,356	407,803	13,277	7,823	2,107,145

From contract transactions:
Payments received from contract owners	2,940	—	—	—	1,226
Payments for contract benefits or terminations	(419,569)	(309,924)	(12,971)	(2,734)	(1,704,221)
Transfers between sub-accounts (including fixed account), net	(52,143)	(6,711)	(7,763)	1,802	76
Contract maintenance charges	(6,432)	(290)	(612)	(87)	(6,389)
Adjustments to net assets allocated to contracts in payout period	—	(35)	—	—	—
Increase (decrease) in net assets from contract transactions	(475,204)	(316,960)	(21,346)	(1,019)	(1,709,308)

Increase (decrease) in net assets	2,163,152	90,843	(8,069)	6,804	397,837
Net assets at beginning of period	11,090,675	1,825,928	351,296	196,993	19,932,514
Net assets at end of period	$13,253,827	$1,916,771	$343,227	$203,797	$20,330,351

Beginning units	222,863	40,035	7,675	4,615	922,421
Units issued	238	283	173	105	2,741
Units redeemed	(8,408)	(6,318)	(642)	(116)	(75,847)
Ending units	214,693	34,000	7,206	4,604	849,315

For the Year Ended December 31, 2023
From operations:
Dividends	$85,024	$11,081	$6,646	$3,176	$457,712
Mortality and expense risk and administrative charges	(149,263)	(27,085)	(5,157)	(2,965)	(308,522)
Net investment income (loss)	(64,239)	(16,004)	1,489	211	149,190
Net realized gain (loss)	389,202	81,685	(1,107)	(1,720)	(704,372)
Capital gain distribution from mutual funds	666,106	109,816	12,274	6,736	815,788
Change in unrealized appreciation (depreciation) of investments	1,223,029	180,288	26,195	14,629	2,457,234
Increase (decrease) in net assets from operations	2,214,098	355,785	38,851	19,856	2,717,840

From contract transactions:
Payments received from contract owners	480	—	—	—	600
Payments for contract benefits or terminations	(883,657)	(265,207)	(61,601)	(20,624)	(3,776,336)
Transfers between sub-accounts (including fixed account), net	(20,022)	(53,223)	(6,628)	1,979	190,596
Contract maintenance charges	(6,541)	(295)	(711)	(124)	(7,283)
Adjustments to net assets allocated to contracts in payout period	(4,589)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(914,329)	(318,725)	(68,940)	(18,769)	(3,592,423)

Increase (decrease) in net assets	1,299,769	37,060	(30,089)	1,087	(874,583)
Net assets at beginning of period	9,790,906	1,788,868	381,385	195,906	20,807,097
Net assets at end of period	$11,090,675	$1,825,928	$351,296	$196,993	$19,932,514

Beginning units	242,686	48,506	9,305	5,101	1,103,936
Units issued	238	60	73	200	10,833
Units redeemed	(20,061)	(8,531)	(1,703)	(686)	(192,348)
Ending units	222,863	40,035	7,675	4,615	922,421

The accompanying Notes to Financial Statements are an integral part of this statement.

24

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$320,538	$53,519	$35,671	$146,274	$125,695
Mortality and expense risk and administrative charges	(286,983)	(32,514)	(23,485)	(155,833)	(168,994)
Net investment income (loss)	33,555	21,005	12,186	(9,559)	(43,299)
Net realized gain (loss)	(238,529)	(6,906)	(6,321)	272,185	425,888
Change in unrealized appreciation (depreciation) of investments	1,996,815	135,744	95,169	1,040,865	947,372
Increase (decrease) in net assets from operations	1,791,841	149,843	101,034	1,303,491	1,329,961

From contract transactions:
Payments received from contract owners	—	—	—	1,200	—
Payments for contract benefits or terminations	(2,699,706)	(145,408)	(66,781)	(1,800,349)	(2,583,428)
Transfers between sub-accounts (including fixed account), net	73,418	(1)	860	(1,570)	(409,202)
Contract maintenance charges	(25,835)	(580)	(631)	(3,330)	(19,207)
Adjustments to net assets allocated to contracts in payout period	(795)	—	—	(4,217)	(7,023)
Increase (decrease) in net assets from contract transactions	(2,652,918)	(145,989)	(66,552)	(1,808,266)	(3,018,860)

Increase (decrease) in net assets	(861,077)	3,854	34,482	(504,775)	(1,688,899)
Net assets at beginning of period	18,222,782	2,084,668	1,459,352	10,401,056	11,226,758
Net assets at end of period	$17,361,705	$2,088,522	$1,493,834	$9,896,281	$9,537,859

Beginning units	907,522	155,350	114,573	411,179	476,930
Units issued	4,839	—	81	6,146	4,591
Units redeemed	(130,364)	(10,106)	(5,085)	(73,395)	(123,425)
Ending units	781,997	145,244	109,569	343,930	358,096

For the Year Ended December 31, 2023
From operations:
Dividends	$387,919	$56,828	$40,629	$194,345	$165,573
Mortality and expense risk and administrative charges	(283,475)	(30,953)	(23,928)	(171,678)	(171,223)
Net investment income (loss)	104,444	25,875	16,701	22,667	(5,650)
Net realized gain (loss)	(288,371)	(29,904)	(54,993)	102,887	61,666
Capital gain distribution from mutual funds	771,876	13,985	10,967	567,127	558,370
Change in unrealized appreciation (depreciation) of investments	1,694,731	190,996	170,222	1,090,783	1,099,378
Increase (decrease) in net assets from operations	2,282,680	200,952	142,897	1,783,464	1,713,764

From contract transactions:
Payments received from contract owners	—	—	—	1,500	—
Payments for contract benefits or terminations	(1,440,471)	(179,387)	(355,955)	(2,206,397)	(704,003)
Transfers between sub-accounts (including fixed account), net	(9,645)	(2)	49	(34,391)	(176,581)
Contract maintenance charges	(27,849)	(598)	(637)	(3,666)	(21,520)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(975)	—
Increase (decrease) in net assets from contract transactions	(1,477,965)	(179,987)	(356,543)	(2,243,929)	(902,104)

Increase (decrease) in net assets	804,715	20,965	(213,646)	(460,465)	811,660
Net assets at beginning of period	17,418,067	2,063,703	1,672,998	10,861,521	10,415,098
Net assets at end of period	$18,222,782	$2,084,668	$1,459,352	$10,401,056	$11,226,758

Beginning units	986,927	169,285	144,710	508,536	518,445
Units issued	4,592	—	2,440	1,051	6,291
Units redeemed	(83,997)	(13,935)	(32,577)	(98,408)	(47,806)
Ending units	907,522	155,350	114,573	411,179	476,930

The accompanying Notes to Financial Statements are an integral part of this statement.

25

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2	PVC Short-Term Income Account Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$50,404	$68,592	$35,884	$42,734	$23,145
Mortality and expense risk and administrative charges	(27,620)	(39,415)	(50,104)	(77,006)	(10,851)
Net investment income (loss)	22,784	29,177	(14,220)	(34,272)	12,294
Net realized gain (loss)	(67,528)	(45,915)	24,866	88,365	(1,176)
Change in unrealized appreciation (depreciation) of investments	135,165	136,726	453,176	593,780	13,092
Increase (decrease) in net assets from operations	90,421	119,988	463,822	647,873	24,210

From contract transactions:
Payments received from contract owners	880	—	1,920	3,450	—
Payments for contract benefits or terminations	(468,161)	(334,004)	(317,362)	(264,107)	(80,900)
Transfers between sub-accounts (including fixed account), net	3,661	3,607	(1,428)	(39,166)	705
Contract maintenance charges	(1,135)	(877)	(863)	(6,249)	(697)
Adjustments to net assets allocated to contracts in payout period	—	(1,035)	—	(52)	(58)
Increase (decrease) in net assets from contract transactions	(464,755)	(332,309)	(317,733)	(306,124)	(80,950)

Increase (decrease) in net assets	(374,334)	(212,321)	146,089	341,749	(56,740)
Net assets at beginning of period	1,987,633	2,547,659	3,148,320	4,440,550	745,516
Net assets at end of period	$1,613,299	$2,335,338	$3,294,409	$4,782,299	$688,776

Beginning units	142,304	193,060	105,572	161,180	97,373
Units issued	324	294	195	653	494
Units redeemed	(32,243)	(24,435)	(9,865)	(10,471)	(11,298)
Ending units	110,385	168,919	95,902	151,362	86,569

For the Year Ended December 31, 2023
From operations:
Dividends	$81,499	$80,878	$41,131	$52,947	$13,482
Mortality and expense risk and administrative charges	(35,124)	(41,990)	(43,584)	(69,705)	(14,097)
Net investment income (loss)	46,375	38,888	(2,453)	(16,758)	(615)
Net realized gain (loss)	(161,389)	(154,643)	(139,951)	19,585	(13,303)
Capital gain distribution from mutual funds	—	—	106,190	163,919	—
Change in unrealized appreciation (depreciation) of investments	271,421	306,522	586,363	585,307	48,091
Increase (decrease) in net assets from operations	156,407	190,767	550,149	752,053	34,173

From contract transactions:
Payments received from contract owners	960	—	1,920	3,375	6,287
Payments for contract benefits or terminations	(506,704)	(596,361)	(71,095)	(382,453)	(371,708)
Transfers between sub-accounts (including fixed account), net	(96,972)	7,268	60,438	(29,650)	(37)
Contract maintenance charges	(1,423)	(1,055)	(1,021)	(6,313)	(787)
Adjustments to net assets allocated to contracts in payout period	—	—	(909)	—	—
Increase (decrease) in net assets from contract transactions	(604,139)	(590,148)	(10,667)	(415,041)	(366,245)

Increase (decrease) in net assets	(447,732)	(399,381)	539,482	337,012	(332,072)
Net assets at beginning of period	2,435,365	2,947,040	2,608,838	4,103,538	1,077,588
Net assets at end of period	$1,987,633	$2,547,659	$3,148,320	$4,440,550	$745,516

Beginning units	186,944	240,353	104,850	178,445	147,287
Units issued	315	607	20,600	1,313	3,608
Units redeemed	(44,955)	(47,900)	(19,878)	(18,578)	(53,522)
Ending units	142,304	193,060	105,572	161,180	97,373

The accompanying Notes to Financial Statements are an integral part of this statement.

26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$1,329	$298	$826	$2,769,542	$15,640
Mortality and expense risk and administrative charges	(5,607)	(3,508)	(157)	(2,064,281)	(5,620)
Net investment income (loss)	(4,278)	(3,210)	669	705,261	10,020
Net realized gain (loss)	1,156	(375)	(54)	(2,841,609)	(12,365)
Capital gain distribution from mutual funds	7,093	4,360	—	—	21,318
Change in unrealized appreciation (depreciation) of investments	15,015	9,914	2,292	11,729,878	123,864
Increase (decrease) in net assets from operations	18,986	10,689	2,907	9,593,530	142,837

From contract transactions:
Payments received from contract owners	—	—	80	6,951,447	—
Payments for contract benefits or terminations	(7,234)	(11,190)	—	(18,690,186)	(111,046)
Transfers between sub-accounts (including fixed account), net	2,925	1,631	584	6,935,799	4,828
Contract maintenance charges	(209)	(31)	(99)	(1,840,552)	(14,044)
Increase (decrease) in net assets from contract transactions	(4,518)	(9,590)	565	(6,643,492)	(120,262)

Increase (decrease) in net assets	14,468	1,099	3,472	2,950,038	22,575
Net assets at beginning of period	352,200	215,744	37,066	149,389,773	1,114,384
Net assets at end of period	$366,668	$216,843	$40,538	$152,339,811	$1,136,959

Beginning units	18,099	11,838	2,733	8,245,293	66,382
Units issued	265	119	53	857,702	550
Units redeemed	(483)	(624)	(13)	(1,244,560)	(7,204)
Ending units	17,881	11,333	2,773	7,858,435	59,728

For the Year Ended December 31, 2023
From operations:
Dividends	$1,137	$96	$889	$3,233,804	$24,771
Mortality and expense risk and administrative charges	(6,141)	(3,683)	(250)	(1,997,407)	(14,795)
Net investment income (loss)	(5,004)	(3,587)	639	1,236,397	9,976
Net realized gain (loss)	(10,074)	(8,109)	(4,981)	(3,576,403)	(707,597)
Capital gain distribution from mutual funds	—	—	1,894	7,678,193	91,923
Change in unrealized appreciation (depreciation) of investments	62,100	40,484	7,127	8,482,778	1,092,732
Increase (decrease) in net assets from operations	47,022	28,788	4,679	13,820,965	487,034

From contract transactions:
Payments received from contract owners	—	—	80	5,673,941	45,000
Payments for contract benefits or terminations	(99,937)	(81,564)	(8,212)	(16,146,106)	(32,082)
Transfers between sub-accounts (including fixed account), net	1,922	836	(25,957)	2,299,127	(3,455,859)
Contract maintenance charges	(247)	(29)	(280)	(2,259,932)	(16,832)
Increase (decrease) in net assets from contract transactions	(98,262)	(80,757)	(34,369)	(10,432,970)	(3,459,773)

Increase (decrease) in net assets	(51,240)	(51,969)	(29,690)	3,387,995	(2,972,739)
Net assets at beginning of period	403,440	267,713	66,756	146,001,778	4,087,123
Net assets at end of period	$352,200	$215,744	$37,066	$149,389,773	$1,114,384

Beginning units	23,521	16,660	5,478	8,868,358	285,042
Units issued	129	73	42	726,015	122,168
Units redeemed	(5,551)	(4,895)	(2,787)	(1,349,080)	(340,828)
Ending units	18,099	11,838	2,733	8,245,293	66,382

The accompanying Notes to Financial Statements are an integral part of this statement.

27

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$3,505,353	$5,115	$3,369,887	$2,847	$2,845,543
Mortality and expense risk and administrative charges	(3,836,546)	(1,327)	(3,227,177)	(697)	(2,482,818)
Net investment income (loss)	(331,193)	3,788	142,710	2,150	362,725
Net realized gain (loss)	3,631,602	(2,142)	(1,615,640)	780	(3,617,685)
Capital gain distribution from mutual funds	5,675,948	5,044	3,870,363	1,398	1,608,990
Change in unrealized appreciation (depreciation) of investments	24,594,590	27,941	19,447,514	12,771	16,618,269
Increase (decrease) in net assets from operations	33,570,947	34,631	21,844,947	17,099	14,972,299

From contract transactions:
Payments received from contract owners	21,009,330	—	7,336,487	—	4,543,121
Payments for contract benefits or terminations	(26,715,486)	(71,535)	(25,365,778)	(68,218)	(22,694,555)
Transfers between sub-accounts (including fixed account), net	(1,342,487)	1,532	2,396,995	850	4,817,673
Contract maintenance charges	(3,716,703)	(4,085)	(2,674,657)	(1,857)	(2,071,039)
Adjustments to net assets allocated to contracts in payout period	—	—	(246)	—	—
Increase (decrease) in net assets from contract transactions	(10,765,346)	(74,088)	(18,307,199)	(69,225)	(15,404,800)

Increase (decrease) in net assets	22,805,601	(39,457)	3,537,748	(52,126)	(432,501)
Net assets at beginning of period	277,270,186	341,693	224,799,270	205,411	174,326,977
Net assets at end of period	$300,075,787	$302,236	$228,337,018	$153,285	$173,894,476

Beginning units	11,558,651	21,889	10,761,615	13,864	8,743,232
Units issued	1,117,800	134	611,451	68	650,260
Units redeemed	(1,535,411)	(4,637)	(1,443,108)	(4,535)	(1,389,144)
Ending units	11,141,040	17,386	9,929,958	9,397	8,004,348

For the Year Ended December 31, 2023
From operations:
Dividends	$5,636,232	$8,430	$5,055,873	$5,003	$3,887,721
Mortality and expense risk and administrative charges	(3,349,398)	(1,359)	(3,037,609)	(806)	(2,396,189)
Net investment income (loss)	2,286,834	7,071	2,018,264	4,197	1,491,532
Net realized gain (loss)	(796,815)	(545)	(4,875,454)	(257)	(3,679,304)
Capital gain distribution from mutual funds	23,125,881	25,594	17,012,235	13,687	11,820,022
Change in unrealized appreciation (depreciation) of investments	13,190,652	12,605	13,318,864	6,966	9,915,091
Increase (decrease) in net assets from operations	37,806,552	44,725	27,473,909	24,593	19,547,341

From contract transactions:
Payments received from contract owners	17,972,222	—	6,904,159	—	6,038,367
Payments for contract benefits or terminations	(18,252,985)	(6,198)	(18,551,094)	(3,554)	(17,702,634)
Transfers between sub-accounts (including fixed account), net	2,145,035	8,492	572,792	1,664	509,034
Contract maintenance charges	(4,319,617)	(5,922)	(3,298,143)	(3,112)	(2,598,019)
Adjustments to net assets allocated to contracts in payout period	—	—	303	—	—
Increase (decrease) in net assets from contract transactions	(2,455,345)	(3,628)	(14,371,983)	(5,002)	(13,753,252)

Increase (decrease) in net assets	35,351,207	41,097	13,101,926	19,591	5,794,089
Net assets at beginning of period	241,918,979	300,596	211,697,344	185,820	168,532,888
Net assets at end of period	$277,270,186	$341,693	$224,799,270	$205,411	$174,326,977

Beginning units	11,667,965	22,125	11,508,673	14,230	9,474,845
Units issued	1,181,278	640	588,158	125	500,461
Units redeemed	(1,290,592)	(876)	(1,335,216)	(491)	(1,232,074)
Ending units	11,558,651	21,889	10,761,615	13,864	8,743,232

The accompanying Notes to Financial Statements are an integral part of this statement.

28

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA American Century Inflation Protection Portfolio Class 1	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$5,787	$8,953,368	$481	$4,415	$6,201
Mortality and expense risk and administrative charges	(941)	(3,759,799)	(274)	(1,695)	(3,337)
Net investment income (loss)	4,846	5,193,569	207	2,720	2,864
Net realized gain (loss)	(11,652)	(6,064,325)	(9)	(7,220)	(473)
Capital gain distribution from mutual funds	—	—	2,696	—	7,650
Change in unrealized appreciation (depreciation) of investments	10,463	1,313,745	(417)	4,464	(5,556)
Increase (decrease) in net assets from operations	3,657	442,989	2,477	(36)	4,485

From contract transactions:
Payments received from contract owners	—	2,938,906	—	—	—
Payments for contract benefits or terminations	(86,465)	(34,186,892)	—	(38,133)	(3,254)
Transfers between sub-accounts (including fixed account), net	21,559	11,465,511	601	11,670	14,223
Contract maintenance charges	(2,320)	(3,313,995)	—	(23)	(10)
Adjustments to net assets allocated to contracts in payout period	—	(476)	—	—	—
Increase (decrease) in net assets from contract transactions	(67,226)	(23,096,946)	601	(26,486)	10,959

Increase (decrease) in net assets	(63,569)	(22,653,957)	3,078	(26,522)	15,444
Net assets at beginning of period	168,881	276,216,043	22,090	164,907	279,330
Net assets at end of period	$105,312	$253,562,086	$25,168	$138,385	$294,774

Beginning units	15,758	24,442,955	1,112	16,635	21,206
Units issued	1,996	2,734,337	27	1,172	1,068
Units redeemed	(8,096)	(4,770,631)	—	(3,845)	(264)
Ending units	9,658	22,406,661	1,139	13,962	22,010

For the Year Ended December 31, 2023
From operations:
Dividends	$7,982	$12,753,928	$251	$3,319	$6,502
Mortality and expense risk and administrative charges	(914)	(3,904,795)	(344)	(1,811)	(3,554)
Net investment income (loss)	7,068	8,849,133	(93)	1,508	2,948
Net realized gain (loss)	(3,603)	(5,025,402)	1,414	(762)	(7,068)
Capital gain distribution from mutual funds	—	—	1,192	—	953
Change in unrealized appreciation (depreciation) of investments	460	919,894	(614)	6,351	44,234
Increase (decrease) in net assets from operations	3,925	4,743,625	1,899	7,097	41,067

From contract transactions:
Payments received from contract owners	—	7,475,833	—	—	—
Payments for contract benefits or terminations	—	(25,751,607)	(44,045)	(1,338)	(61,548)
Transfers between sub-accounts (including fixed account), net	4,177	9,686,529	(14,534)	9,867	3,234
Contract maintenance charges	(2,778)	(4,472,946)	(14)	(18)	(20)
Adjustments to net assets allocated to contracts in payout period	—	12	—	—	—
Increase (decrease) in net assets from contract transactions	1,399	(13,062,179)	(58,593)	8,511	(58,334)

Increase (decrease) in net assets	5,324	(8,318,554)	(56,694)	15,608	(17,267)
Net assets at beginning of period	163,557	284,534,597	78,784	149,299	296,597
Net assets at end of period	$168,881	$276,216,043	$22,090	$164,907	$279,330

Beginning units	15,698	25,666,793	4,092	15,798	25,779
Units issued	2,134	3,658,286	96	1,007	267
Units redeemed	(2,074)	(4,882,124)	(3,076)	(170)	(4,840)
Ending units	15,758	24,442,955	1,112	16,635	21,206

The accompanying Notes to Financial Statements are an integral part of this statement.

29

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$2,549	$—	$2,020	$215
Mortality and expense risk and administrative charges	(8,357)	(1,358)	(2,026)	(2,728)	(2,282)
Net investment income (loss)	(8,357)	1,191	(2,026)	(708)	(2,067)
Net realized gain (loss)	(15,410)	(12,341)	(51,294)	(2,227)	(693)
Capital gain distribution from mutual funds	91,094	16,865	—	16,561	4,150
Change in unrealized appreciation (depreciation) of investments	115,518	4,464	85,585	13,531	13,967
Increase (decrease) in net assets from operations	182,845	10,179	32,265	27,157	15,357

From contract transactions:
Payments for contract benefits or terminations	(87,395)	(69,736)	(73,588)	(86,346)	(476)
Transfers between sub-accounts (including fixed account), net	(11,489)	4,391	(5,252)	2,469	1,908
Contract maintenance charges	(30)	(5)	(17)	(27)	(5)
Increase (decrease) in net assets from contract transactions	(98,914)	(65,350)	(78,857)	(83,904)	1,427

Increase (decrease) in net assets	83,931	(55,171)	(46,592)	(56,747)	16,784
Net assets at beginning of period	649,113	174,033	229,003	297,291	171,611
Net assets at end of period	$733,044	$118,862	$182,411	$240,544	$188,395

Beginning units	29,352	9,883	10,834	17,127	10,630
Units issued	82	272	96	172	180
Units redeemed	(4,320)	(4,067)	(3,974)	(5,185)	(83)
Ending units	25,114	6,088	6,956	12,114	10,727

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$3,203	$—	$2,692	$438
Mortality and expense risk and administrative charges	(7,667)	(2,092)	(2,760)	(3,324)	(2,435)
Net investment income (loss)	(7,667)	1,111	(2,760)	(632)	(1,997)
Net realized gain (loss)	(23,744)	(2,920)	(30,329)	(399)	(11,477)
Capital gain distribution from mutual funds	2,100	22,818	—	21,536	6,823
Change in unrealized appreciation (depreciation) of investments	204,892	(3,507)	72,621	11,759	26,667
Increase (decrease) in net assets from operations	175,581	17,502	39,532	32,264	20,016

From contract transactions:
Payments for contract benefits or terminations	(21,745)	(15,984)	(32,705)	(19,547)	(37,298)
Transfers between sub-accounts (including fixed account), net	(13,402)	3,899	(155)	12,874	1,964
Contract maintenance charges	(18)	(14)	(18)	(39)	(14)
Increase (decrease) in net assets from contract transactions	(35,165)	(12,099)	(32,878)	(6,712)	(35,348)

Increase (decrease) in net assets	140,416	5,403	6,654	25,552	(15,332)
Net assets at beginning of period	508,697	168,630	222,349	271,739	186,943
Net assets at end of period	$649,113	$174,033	$229,003	$297,291	$171,611

Beginning units	30,996	10,628	12,528	17,554	12,935
Units issued	4	242	78	841	159
Units redeemed	(1,648)	(987)	(1,772)	(1,268)	(2,464)
Ending units	29,352	9,883	10,834	17,127	10,630

The accompanying Notes to Financial Statements are an integral part of this statement.

30

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$8,310	$1,407,155	$—	$—	$—
Mortality and expense risk and administrative charges	(2,825)	(1,359,615)	(4,669)	(6,836,593)	(795,761)
Net investment income (loss)	5,485	47,540	(4,669)	(6,836,593)	(795,761)
Net realized gain (loss)	3,020	2,300,367	4,050	20,467,445	3,092,288
Capital gain distribution from mutual funds	—	—	94,694	45,288,227	5,101,616
Change in unrealized appreciation (depreciation) of investments	81,386	14,592,039	5,501	35,167,336	3,157,093
Increase (decrease) in net assets from operations	89,891	16,939,946	99,576	94,086,415	10,555,236

From contract transactions:
Payments received from contract owners	—	4,404,247	—	1,056,460	88,392
Payments for contract benefits or terminations	(10,549)	(12,627,622)	(36,720)	(50,907,800)	(6,699,278)
Transfers between sub-accounts (including fixed account), net	(18,370)	1,508,874	(4,297)	(6,155,777)	(2,427,777)
Contract maintenance charges	(6,301)	(1,305,530)	(50)	(140,557)	(72,273)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(21,665)	(1,357)
Increase (decrease) in net assets from contract transactions	(35,220)	(8,020,031)	(41,067)	(56,169,339)	(9,112,293)

Increase (decrease) in net assets	54,671	8,919,915	58,509	37,917,076	1,442,943
Net assets at beginning of period	493,406	97,922,305	376,248	419,761,554	47,971,711
Net assets at end of period	$548,077	$106,842,220	$434,757	$457,678,630	$49,414,654

Beginning units	29,450	5,925,561	15,301	6,110,345	296,508
Units issued	4	613,989	7	50,785	2,873
Units redeemed	(1,869)	(1,031,367)	(1,473)	(692,275)	(51,440)
Ending units	27,585	5,508,183	13,835	5,468,855	247,941

For the Year Ended December 31, 2023
From operations:
Dividends	$8,301	$1,434,360	$—	$—	$—
Mortality and expense risk and administrative charges	(2,058)	(1,171,267)	(4,166)	(5,791,504)	(708,521)
Net investment income (loss)	6,243	263,093	(4,166)	(5,791,504)	(708,521)
Net realized gain (loss)	(1,488)	(1,398,486)	(62,545)	7,951,142	1,173,327
Capital gain distribution from mutual funds	—	—	17,362	28,941,198	3,474,779
Change in unrealized appreciation (depreciation) of investments	66,923	17,356,517	181,364	78,908,216	8,889,103
Increase (decrease) in net assets from operations	71,678	16,221,124	132,015	110,009,052	12,828,688

From contract transactions:
Payments received from contract owners	145,000	3,445,402	—	1,705,065	465,954
Payments for contract benefits or terminations	(720)	(5,291,855)	(107,455)	(38,059,545)	(5,070,936)
Transfers between sub-accounts (including fixed account), net	(1,930)	(3,075,767)	(19,719)	(3,818,572)	(1,258,780)
Contract maintenance charges	(5,540)	(1,537,857)	(103)	(139,670)	(75,984)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(27,303)	(6,227)
Increase (decrease) in net assets from contract transactions	136,810	(6,460,077)	(127,277)	(40,340,025)	(5,945,973)

Increase (decrease) in net assets	208,488	9,761,047	4,738	69,669,027	6,882,715
Net assets at beginning of period	284,918	88,161,258	371,510	350,092,527	41,088,996
Net assets at end of period	$493,406	$97,922,305	$376,248	$419,761,554	$47,971,711

Beginning units	20,486	6,354,744	21,683	6,719,484	337,216
Units issued	9,674	379,749	276	61,007	5,257
Units redeemed	(710)	(808,932)	(6,658)	(670,146)	(45,965)
Ending units	29,450	5,925,561	15,301	6,110,345	296,508

The accompanying Notes to Financial Statements are an integral part of this statement.

31

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$5,948	$43,130	$1,363,612	$152,416
Mortality and expense risk and administrative charges	(7,906,790)	(5,040)	(139,152)	(4,783,301)	(39,328)
Net investment income (loss)	(7,906,790)	908	(96,022)	(3,419,689)	113,088
Net realized gain (loss)	19,193,006	(42,822)	(425,566)	(683,354)	125,633
Capital gain distribution from mutual funds	59,934,301	57,985	543,044	20,813,970	300,973
Change in unrealized appreciation (depreciation) of investments	42,017,694	72,110	656,196	8,128,884	589,046
Increase (decrease) in net assets from operations	113,238,211	88,181	677,652	24,839,811	1,128,740

From contract transactions:
Payments received from contract owners	39,700,554	1,595	1,766	9,269,657	152,288
Payments for contract benefits or terminations	(56,753,896)	(23,541)	(1,155,864)	(39,533,541)	(1,251,833)
Transfers between sub-accounts (including fixed account), net	(21,851,230)	(60,327)	54,692	6,622,630	89,090
Contract maintenance charges	(4,287,456)	(1,966)	(19,626)	(2,758,264)	(79,552)
Adjustments to net assets allocated to contracts in payout period	(13,311)	—	(1,137)	(1,608)	—
Increase (decrease) in net assets from contract transactions	(43,205,339)	(84,239)	(1,120,169)	(26,401,126)	(1,090,007)

Increase (decrease) in net assets	70,032,872	3,942	(442,517)	(1,561,315)	38,733
Net assets at beginning of period	502,271,517	926,997	8,955,866	321,324,116	8,007,409
Net assets at end of period	$572,304,389	$930,939	$8,513,349	$319,762,801	$8,046,142

Beginning units	6,928,846	66,509	175,737	8,793,441	495,837
Units issued	975,830	3,734	5,057	901,023	15,722
Units redeemed	(1,271,426)	(9,118)	(25,912)	(1,525,281)	(81,311)
Ending units	6,633,250	61,125	154,882	8,169,183	430,248

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$7,849	$61,767	$2,028,455	$203,926
Mortality and expense risk and administrative charges	(6,642,209)	(3,868)	(131,295)	(4,549,778)	(37,867)
Net investment income (loss)	(6,642,209)	3,981	(69,528)	(2,521,323)	166,059
Net realized gain (loss)	9,307,398	(9,972)	(394,098)	(8,400,885)	114,960
Capital gain distribution from mutual funds	36,549,998	74,835	721,119	27,086,208	748,498
Change in unrealized appreciation (depreciation) of investments	92,079,644	61,927	923,467	27,237,538	(47,564)
Increase (decrease) in net assets from operations	131,294,831	130,771	1,180,960	43,401,538	981,953

From contract transactions:
Payments received from contract owners	30,207,741	85,642	4,346	11,329,282	100,000
Payments for contract benefits or terminations	(43,197,606)	(31,751)	(676,464)	(30,219,842)	(581,634)
Transfers between sub-accounts (including fixed account), net	(28,278,019)	110,056	(2,627)	(855,363)	149,260
Contract maintenance charges	(4,431,704)	(2,327)	(22,181)	(3,295,575)	(110,469)
Adjustments to net assets allocated to contracts in payout period	4,852	—	11,384	242	—
Increase (decrease) in net assets from contract transactions	(45,694,736)	161,620	(685,542)	(23,041,256)	(442,843)

Increase (decrease) in net assets	85,600,095	292,391	495,418	20,360,282	539,110
Net assets at beginning of period	416,671,422	634,606	8,460,448	300,963,834	7,468,299
Net assets at end of period	$502,271,517	$926,997	$8,955,866	$321,324,116	$8,007,409

Beginning units	7,410,398	52,915	191,083	9,403,424	525,617
Units issued	928,583	17,940	4,350	954,169	18,009
Units redeemed	(1,410,135)	(4,346)	(19,696)	(1,564,152)	(47,789)
Ending units	6,928,846	66,509	175,737	8,793,441	495,837

The accompanying Notes to Financial Statements are an integral part of this statement.

32

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$29,325,455	$12,289	$1,979,691	$12,957	$618,033
Mortality and expense risk and administrative charges	(21,462,519)	(7,826)	(5,196,106)	(26,008)	(12,535,974)
Net investment income (loss)	7,862,936	4,463	(3,216,415)	(13,051)	(11,917,941)
Net realized gain (loss)	18,909,360	(93,583)	9,013,603	247,691	35,082,823
Capital gain distribution from mutual funds	65,380,262	163,615	37,633,028	350,779	66,441,448
Change in unrealized appreciation (depreciation) of investments	134,516,707	121,912	(3,622,140)	719,675	148,404,740
Increase (decrease) in net assets from operations	226,669,265	196,407	39,808,076	1,305,094	238,011,070

From contract transactions:
Payments received from contract owners	59,314,238	11,467	11,258,069	11,467	88,040,775
Payments for contract benefits or terminations	(173,784,982)	(45,594)	(44,476,426)	(126,772)	(85,785,503)
Transfers between sub-accounts (including fixed account), net	(29,156,079)	(292,814)	722,784	(878,846)	(50,596,258)
Contract maintenance charges	(19,906,440)	(6,596)	(3,309,435)	(15,442)	(9,369,160)
Adjustments to net assets allocated to contracts in payout period	(28,045)	—	3,312	—	(13,384)
Increase (decrease) in net assets from contract transactions	(163,561,308)	(333,537)	(35,801,696)	(1,009,593)	(57,723,530)

Increase (decrease) in net assets	63,107,957	(137,130)	4,006,380	295,501	180,287,540
Net assets at beginning of period	1,597,031,887	1,398,121	349,246,435	4,403,486	821,411,071
Net assets at end of period	$1,660,139,844	$1,260,991	$353,252,815	$4,698,987	$1,001,698,611

Beginning units	65,536,344	85,757	10,773,270	203,370	17,606,749
Units issued	3,136,948	4,197	919,467	2,376	2,314,033
Units redeemed	(9,282,455)	(21,570)	(1,950,733)	(40,002)	(3,371,052)
Ending units	59,390,837	68,384	9,742,004	165,744	16,549,730

For the Year Ended December 31, 2023
From operations:
Dividends	$37,933,583	$12,339	$2,349,966	$45,395	$10,321,838
Mortality and expense risk and administrative charges	(19,460,084)	(6,201)	(4,898,058)	(15,274)	(9,922,502)
Net investment income (loss)	18,473,499	6,138	(2,548,092)	30,121	399,336
Net realized gain (loss)	8,035,596	(17,188)	(2,967,860)	(170,337)	14,307,773
Capital gain distribution from mutual funds	153,231,706	171,061	44,712,405	323,054	85,041,231
Change in unrealized appreciation (depreciation) of investments	(449,934)	80,760	24,673,696	1,133,513	127,071,695
Increase (decrease) in net assets from operations	179,290,867	240,771	63,870,149	1,316,351	226,820,035

From contract transactions:
Payments received from contract owners	70,193,108	57,894	8,505,230	—	67,775,170
Payments for contract benefits or terminations	(107,183,381)	(33,958)	(31,949,319)	(2,628,005)	(47,753,014)
Transfers between sub-accounts (including fixed account), net	9,262,774	119,000	(11,590,833)	4,064,867	(50,668,861)
Contract maintenance charges	(24,416,721)	(7,624)	(4,127,508)	(17,753)	(9,610,539)
Adjustments to net assets allocated to contracts in payout period	—	—	(117)	—	(4,476)
Increase (decrease) in net assets from contract transactions	(52,144,220)	135,312	(39,162,547)	1,419,109	(40,261,720)

Increase (decrease) in net assets	127,146,647	376,083	24,707,602	2,735,460	186,558,315
Net assets at beginning of period	1,469,885,240	1,022,038	324,538,833	1,668,026	634,852,756
Net assets at end of period	$1,597,031,887	$1,398,121	$349,246,435	$4,403,486	$821,411,071

Beginning units	67,864,280	76,394	12,090,807	105,996	18,561,258
Units issued	4,995,369	15,755	690,833	232,763	2,361,775
Units redeemed	(7,323,305)	(6,392)	(2,008,370)	(135,389)	(3,316,284)
Ending units	65,536,344	85,757	10,773,270	203,370	17,606,749

The accompanying Notes to Financial Statements are an integral part of this statement.

33

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$26,137	$3,877,397	$12,892	$17,590,395	$—
Mortality and expense risk and administrative charges	(12,947)	(5,923,163)	(4,663)	(22,448,532)	(1,009)
Net investment income (loss)	13,190	(2,045,766)	8,229	(4,858,137)	(1,009)
Net realized gain (loss)	181,514	12,942,223	699	60,863,775	6,451
Capital gain distribution from mutual funds	126,643	23,139,297	120,763	201,792,001	—
Change in unrealized appreciation (depreciation) of investments	209,168	51,674,442	13,184	(13,219,423)	16,694
Increase (decrease) in net assets from operations	530,515	85,710,196	142,875	244,578,216	22,136

From contract transactions:
Payments received from contract owners	—	37,506,986	78,000	29,967,318	—
Payments for contract benefits or terminations	(275,390)	(46,059,018)	(8,964)	(235,453,117)	(52,352)
Transfers between sub-accounts (including fixed account), net	(896,558)	(11,853,863)	(18,933)	(26,907,907)	121
Contract maintenance charges	(11,139)	(3,728,239)	(12,292)	(21,916,287)	(2,628)
Adjustments to net assets allocated to contracts in payout period	—	(55,637)	—	(30,116)	—
Increase (decrease) in net assets from contract transactions	(1,183,087)	(24,189,771)	37,811	(254,340,109)	(54,859)

Increase (decrease) in net assets	(652,572)	61,520,425	180,686	(9,761,893)	(32,723)
Net assets at beginning of period	2,406,761	392,742,058	820,820	1,624,260,974	212,225
Net assets at end of period	$1,754,189	$454,262,483	$1,001,506	$1,614,499,081	$179,502

Beginning units	139,349	11,841,065	55,418	93,060,082	18,618
Units issued	1,854	1,454,112	4,921	4,948,046	134
Units redeemed	(59,015)	(2,109,032)	(2,637)	(18,170,556)	(4,621)
Ending units	82,188	11,186,145	57,702	79,837,572	14,131

For the Year Ended December 31, 2023
From operations:
Dividends	$53,626	$8,073,147	$13,690	$28,274,364	$4,304
Mortality and expense risk and administrative charges	(10,658)	(4,907,802)	(3,475)	(21,252,175)	(863)
Net investment income (loss)	42,968	3,165,345	10,215	7,022,189	3,441
Net realized gain (loss)	9,403	264,062	(60,610)	27,899,745	121
Capital gain distribution from mutual funds	180,012	29,967,756	22,519	53,463,784	—
Change in unrealized appreciation (depreciation) of investments	225,731	45,050,282	131,894	120,291,619	18,777
Increase (decrease) in net assets from operations	458,114	78,447,445	104,018	208,677,337	22,339

From contract transactions:
Payments received from contract owners	252,525	29,819,492	120,147	34,714,767	146,000
Payments for contract benefits or terminations	(36,504)	(34,092,964)	(10,645)	(159,541,009)	(2,666)
Transfers between sub-accounts (including fixed account), net	205,901	(5,014,715)	(342,653)	(160,192)	2,668
Contract maintenance charges	(13,583)	(3,892,161)	(11,589)	(28,285,110)	(2,338)
Adjustments to net assets allocated to contracts in payout period	—	(34,119)	—	226	—
Increase (decrease) in net assets from contract transactions	408,339	(13,214,467)	(244,740)	(153,271,318)	143,664

Increase (decrease) in net assets	866,453	65,232,978	(140,722)	55,406,019	166,003
Net assets at beginning of period	1,540,308	327,509,080	961,542	1,568,854,955	46,222
Net assets at end of period	$2,406,761	$392,742,058	$820,820	$1,624,260,974	$212,225

Beginning units	111,784	12,288,102	74,997	102,519,354	4,565
Units issued	35,902	1,559,327	8,801	5,958,482	14,634
Units redeemed	(8,337)	(2,006,364)	(28,380)	(15,417,754)	(581)
Ending units	139,349	11,841,065	55,418	93,060,082	18,618

The accompanying Notes to Financial Statements are an integral part of this statement.

34

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Emerging Markets Equity Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$6,735	$7,392,987	$3,815	$310,416
Mortality and expense risk and administrative charges	(655,410)	(2,268)	(7,746,674)	(941)	(210,790)
Net investment income (loss)	(655,410)	4,467	(353,687)	2,874	99,626
Net realized gain (loss)	52,011	(2,752)	(3,596,887)	(1,486)	(501,416)
Change in unrealized appreciation (depreciation) of investments	5,636,651	28,902	41,672,680	10,357	1,123,838
Increase (decrease) in net assets from operations	5,033,252	30,617	37,722,106	11,745	722,048

From contract transactions:
Payments received from contract owners	6,521,593	—	8,073,818	—	521,408
Payments for contract benefits or terminations	(3,765,718)	(9,759)	(81,032,337)	(21,786)	(697,869)
Transfers between sub-accounts (including fixed account), net	(1,589,553)	18,708	13,594,557	21,383	952,661
Contract maintenance charges	(689,561)	(5,837)	(7,720,881)	(2,646)	(186,025)
Adjustments to net assets allocated to contracts in payout period	—	—	(468)	—	—
Increase (decrease) in net assets from contract transactions	476,761	3,112	(67,085,311)	(3,049)	590,175

Increase (decrease) in net assets	5,510,013	33,729	(29,363,205)	8,696	1,312,223
Net assets at beginning of period	47,144,259	404,560	589,121,744	187,115	15,910,282
Net assets at end of period	$52,654,272	$438,289	$559,758,539	$195,811	$17,222,505

Beginning units	4,273,756	32,761	48,598,406	19,138	1,726,218
Units issued	639,130	1,660	3,016,365	3,167	294,767
Units redeemed	(591,803)	(1,417)	(8,243,552)	(3,284)	(228,325)
Ending units	4,321,083	33,004	43,371,219	19,021	1,792,660

For the Year Ended December 31, 2023
From operations:
Dividends	$865,986	$3,744	$4,009,103	$4,463	$361,464
Mortality and expense risk and administrative charges	(535,712)	(2,052)	(7,644,837)	(702)	(187,321)
Net investment income (loss)	330,274	1,692	(3,635,734)	3,761	174,143
Net realized gain (loss)	(430,029)	(104,845)	(12,497,079)	(3,228)	(448,726)
Change in unrealized appreciation (depreciation) of investments	4,850,372	152,869	74,457,071	10,554	1,292,313
Increase (decrease) in net assets from operations	4,750,617	49,716	58,324,258	11,087	1,017,730

From contract transactions:
Payments received from contract owners	5,878,322	—	12,726,232	—	1,669,305
Payments for contract benefits or terminations	(1,466,170)	(9,534)	(58,019,970)	(566)	(562,544)
Transfers between sub-accounts (including fixed account), net	(55,255)	(320,531)	8,099,962	78,801	875,028
Contract maintenance charges	(715,993)	(7,180)	(10,275,004)	(2,370)	(214,523)
Increase (decrease) in net assets from contract transactions	3,640,904	(337,245)	(47,468,780)	75,865	1,767,266

Increase (decrease) in net assets	8,391,521	(287,529)	10,855,478	86,952	2,784,996
Net assets at beginning of period	38,752,738	692,089	578,266,266	100,163	13,125,286
Net assets at end of period	$47,144,259	$404,560	$589,121,744	$187,115	$15,910,282

Beginning units	3,922,646	62,712	52,753,463	11,135	1,529,077
Units issued	757,144	974	3,173,028	9,266	447,329
Units redeemed	(406,034)	(30,925)	(7,328,085)	(1,263)	(250,188)
Ending units	4,273,756	32,761	48,598,406	19,138	1,726,218

The accompanying Notes to Financial Statements are an integral part of this statement.

35

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$1,109,038	$316,947	$25,578,106	$1,327	$14,442
Mortality and expense risk and administrative charges	(510,483)	(158,594)	(10,992,278)	(2,305)	(165,954)
Net investment income (loss)	598,555	158,353	14,585,828	(978)	(151,512)
Net realized gain (loss)	(670,734)	(228,426)	(9,856,130)	3,561	(35,396)
Capital gain distribution from mutual funds	—	—	—	5,601	173,968
Change in unrealized appreciation (depreciation) of investments	349,536	132,275	897,144	20,682	782,968
Increase (decrease) in net assets from operations	277,357	62,202	5,626,842	28,866	770,028

From contract transactions:
Payments received from contract owners	151,975	111,999	54,920,901	—	720,968
Payments for contract benefits or terminations	(3,934,280)	(1,057,217)	(75,698,511)	(35,586)	(762,152)
Transfers between sub-accounts (including fixed account), net	1,794,481	281,246	111,804,050	30,442	381,752
Contract maintenance charges	(13,301)	(12,356)	(9,357,858)	(670)	(155,494)
Adjustments to net assets allocated to contracts in payout period	(1,751)	(1,103)	(1,034)	—	—
Increase (decrease) in net assets from contract transactions	(2,002,876)	(677,431)	81,667,548	(5,814)	185,074

Increase (decrease) in net assets	(1,725,519)	(615,229)	87,294,390	23,052	955,102
Net assets at beginning of period	34,662,124	10,500,786	751,233,046	380,363	12,321,355
Net assets at end of period	$32,936,605	$9,885,557	$838,527,436	$403,415	$13,276,457

Beginning units	1,107,661	337,414	37,887,867	27,107	917,982
Units issued	78,124	16,858	9,792,606	2,077	171,383
Units redeemed	(136,992)	(38,480)	(5,182,317)	(2,398)	(158,225)
Ending units	1,048,793	315,792	42,498,156	26,786	931,140

For the Year Ended December 31, 2023
From operations:
Dividends	$1,228,800	$353,089	$24,027,337	$1,223	$20,622
Mortality and expense risk and administrative charges	(535,912)	(163,110)	(9,663,066)	(1,505)	(134,396)
Net investment income (loss)	692,888	189,979	14,364,271	(282)	(113,774)
Net realized gain (loss)	(1,065,896)	(352,883)	(12,582,178)	(6,580)	(367,362)
Change in unrealized appreciation (depreciation) of investments	2,549,521	790,750	39,958,843	80,271	2,821,489
Increase (decrease) in net assets from operations	2,176,513	627,846	41,740,936	73,409	2,340,353

From contract transactions:
Payments received from contract owners	80,501	196,062	50,189,888	—	1,072,874
Payments for contract benefits or terminations	(4,647,945)	(1,630,259)	(60,104,332)	(14,736)	(667,842)
Transfers between sub-accounts (including fixed account), net	(101,411)	216,047	73,123,401	104,402	1,533,657
Contract maintenance charges	(17,862)	(14,503)	(10,431,773)	(605)	(154,654)
Adjustments to net assets allocated to contracts in payout period	(129)	4,949	4,845	—	—
Increase (decrease) in net assets from contract transactions	(4,686,846)	(1,227,704)	52,782,029	89,061	1,784,035

Increase (decrease) in net assets	(2,510,333)	(599,858)	94,522,965	162,470	4,124,388
Net assets at beginning of period	37,172,457	11,100,644	656,710,081	217,893	8,196,967
Net assets at end of period	$34,662,124	$10,500,786	$751,233,046	$380,363	$12,321,355

Beginning units	1,268,269	379,420	34,764,328	19,680	766,046
Units issued	47,917	17,980	7,807,468	9,903	326,689
Units redeemed	(208,525)	(59,986)	(4,683,929)	(2,476)	(174,753)
Ending units	1,107,661	337,414	37,887,867	27,107	917,982

The accompanying Notes to Financial Statements are an integral part of this statement.

36

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$303,137	$62,270	$2,318,768	$2,226	$1,814,113
Mortality and expense risk and administrative charges	(206,758)	(48,313)	(1,826,837)	(328)	(925,844)
Net investment income (loss)	96,379	13,957	491,931	1,898	888,269
Net realized gain (loss)	(441,180)	(14,731)	(1,142,587)	(109)	(3,980,042)
Change in unrealized appreciation (depreciation) of investments	1,182,590	190,372	8,380,972	(1,338)	2,793,064
Increase (decrease) in net assets from operations	837,789	189,598	7,730,316	451	(298,709)

From contract transactions:
Payments received from contract owners	47,855	678	1,580,030	—	5,068,736
Payments for contract benefits or terminations	(1,408,150)	(322,756)	(16,640,773)	(80)	(5,555,090)
Transfers between sub-accounts (including fixed account), net	21,972	24,887	765,138	28,403	989,367
Contract maintenance charges	(4,548)	(4,316)	(1,130,401)	(723)	(910,498)
Adjustments to net assets allocated to contracts in payout period	(838)	—	190	—	—
Increase (decrease) in net assets from contract transactions	(1,343,709)	(301,507)	(15,425,816)	27,600	(407,485)

Increase (decrease) in net assets	(505,920)	(111,909)	(7,695,500)	28,051	(706,194)
Net assets at beginning of period	14,032,537	3,072,833	125,962,367	51,337	72,694,238
Net assets at end of period	$13,526,617	$2,960,924	$118,266,867	$79,388	$71,988,044

Beginning units	306,540	69,497	5,746,926	4,948	7,473,105
Units issued	8,998	1,851	730,713	2,940	2,262,225
Units redeemed	(35,810)	(8,164)	(1,386,491)	(274)	(2,302,968)
Ending units	279,728	63,184	5,091,148	7,614	7,432,362

For the Year Ended December 31, 2023
From operations:
Dividends	$297,068	$60,673	$2,428,845	$1,136	$1,480,181
Mortality and expense risk and administrative charges	(210,012)	(48,006)	(1,848,556)	(236)	(848,394)
Net investment income (loss)	87,056	12,667	580,289	900	631,787
Net realized gain (loss)	(495,450)	(152,369)	(2,136,451)	(97)	(1,822,895)
Capital gain distribution from mutual funds	767,368	170,430	7,135,003	—	—
Change in unrealized appreciation (depreciation) of investments	1,244,201	309,880	9,141,795	1,660	3,880,473
Increase (decrease) in net assets from operations	1,603,175	340,608	14,720,636	2,463	2,689,365

From contract transactions:
Payments received from contract owners	60,818	1,906	1,881,226	—	6,946,773
Payments for contract benefits or terminations	(1,281,528)	(274,140)	(13,444,256)	(187)	(4,092,807)
Transfers between sub-accounts (including fixed account), net	(318,193)	(84,187)	(269,918)	3,708	7,451,018
Contract maintenance charges	(5,441)	(5,366)	(1,459,894)	(471)	(1,102,569)
Adjustments to net assets allocated to contracts in payout period	(76)	—	(151)	—	—
Increase (decrease) in net assets from contract transactions	(1,544,420)	(361,787)	(13,292,993)	3,050	9,202,415

Increase (decrease) in net assets	58,755	(21,179)	1,427,643	5,513	11,891,780
Net assets at beginning of period	13,973,782	3,094,012	124,534,724	45,824	60,802,458
Net assets at end of period	$14,032,537	$3,072,833	$125,962,367	$51,337	$72,694,238

Beginning units	342,252	78,415	6,355,594	4,650	6,511,499
Units issued	4,738	2,420	574,620	369	2,072,459
Units redeemed	(40,450)	(11,338)	(1,183,288)	(71)	(1,110,853)
Ending units	306,540	69,497	5,746,926	4,948	7,473,105

The accompanying Notes to Financial Statements are an integral part of this statement.

37

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$669	$954,992	$5,816,297	$776,558	$6,060,222
Mortality and expense risk and administrative charges	(115)	(479,094)	(4,226,198)	(621,641)	(4,889,161)
Net investment income (loss)	554	475,898	1,590,099	154,917	1,171,061
Net realized gain (loss)	30	(594,429)	3,525,995	327,976	(471,277)
Capital gain distribution from mutual funds	—	—	2,822,611	403,767	3,316,263
Change in unrealized appreciation (depreciation) of investments	3	604,980	35,088,249	5,176,678	46,534,819
Increase (decrease) in net assets from operations	587	486,449	43,026,954	6,063,338	50,550,866

From contract transactions:
Payments received from contract owners	—	2,970,767	731,328	273,409	5,312,219
Payments for contract benefits or terminations	—	(3,730,046)	(33,315,130)	(4,496,228)	(42,031,388)
Transfers between sub-accounts (including fixed account), net	(8,593)	2,314,233	(3,293,275)	(1,050,667)	(11,572,578)
Contract maintenance charges	—	(481,129)	(58,791)	(56,239)	(2,063,714)
Adjustments to net assets allocated to contracts in payout period	—	—	(21,308)	(10,950)	12,360
Increase (decrease) in net assets from contract transactions	(8,593)	1,073,825	(35,957,176)	(5,340,675)	(50,343,101)

Increase (decrease) in net assets	(8,006)	1,560,274	7,069,778	722,663	207,765
Net assets at beginning of period	32,753	36,403,641	265,072,079	37,818,286	316,403,982
Net assets at end of period	$24,747	$37,963,915	$272,141,857	$38,540,949	$316,611,747

Beginning units	3,107	3,695,414	2,733,465	397,410	7,381,202
Units issued	27	1,053,940	23,887	5,459	403,600
Units redeemed	(850)	(946,302)	(352,249)	(55,904)	(1,452,719)
Ending units	2,284	3,803,052	2,405,103	346,965	6,332,083

For the Year Ended December 31, 2023
From operations:
Dividends	$558	$538,924	$6,319,256	$840,608	$6,632,358
Mortality and expense risk and administrative charges	(80)	(434,729)	(3,992,595)	(578,788)	(4,605,936)
Net investment income (loss)	478	104,195	2,326,661	261,820	2,026,422
Net realized gain (loss)	(3)	(711,972)	1,189,594	(100,122)	(2,876,569)
Capital gain distribution from mutual funds	—	—	25,285,354	3,610,340	29,942,910
Change in unrealized appreciation (depreciation) of investments	899	1,732,220	(14,437,925)	(1,796,968)	(12,720,871)
Increase (decrease) in net assets from operations	1,374	1,124,443	14,363,684	1,975,070	16,371,892

From contract transactions:
Payments received from contract owners	—	3,971,623	1,529,398	225,280	6,266,499
Payments for contract benefits or terminations	(190)	(2,423,238)	(26,007,609)	(3,720,601)	(33,096,133)
Transfers between sub-accounts (including fixed account), net	18,835	4,132,245	(495,364)	169,204	12,420,765
Contract maintenance charges	—	(568,240)	(70,454)	(62,932)	(2,537,808)
Adjustments to net assets allocated to contracts in payout period	—	—	(18,187)	10,076	(1,584)
Increase (decrease) in net assets from contract transactions	18,645	5,112,390	(25,062,216)	(3,378,973)	(16,948,261)

Increase (decrease) in net assets	20,019	6,236,833	(10,698,532)	(1,403,903)	(576,369)
Net assets at beginning of period	12,734	30,166,808	275,770,611	39,222,189	316,980,351
Net assets at end of period	$32,753	$36,403,641	$265,072,079	$37,818,286	$316,403,982

Beginning units	1,267	3,169,435	2,969,565	435,560	7,748,271
Units issued	1,859	1,399,329	92,958	14,978	926,075
Units redeemed	(19)	(873,350)	(329,058)	(53,128)	(1,293,144)
Ending units	3,107	3,695,414	2,733,465	397,410	7,381,202

The accompanying Notes to Financial Statements are an integral part of this statement.

38

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$1,435	$1,005,358	$929	$86,891	$269,743
Mortality and expense risk and administrative charges	(784)	(2,045,505)	(809)	(200,852)	(323,423)
Net investment income (loss)	651	(1,040,147)	120	(113,961)	(53,680)
Net realized gain (loss)	(3,607)	(1,132,614)	10,380	98,554	(204,630)
Capital gain distribution from mutual funds	3,921	3,644,780	3,691	447,231	—
Change in unrealized appreciation (depreciation) of investments	15,242	11,908,066	33,155	3,308,760	3,861,845
Increase (decrease) in net assets from operations	16,207	13,380,085	47,346	3,740,584	3,603,535

From contract transactions:
Payments received from contract owners	—	4,787,733	—	4,213,421	50,443
Payments for contract benefits or terminations	(2,303)	(17,268,010)	(81,009)	(1,032,858)	(2,029,274)
Transfers between sub-accounts (including fixed account), net	2,332	1,434,011	(11,468)	529,767	(92,676)
Contract maintenance charges	(1,584)	(1,331,578)	(1,812)	(195,338)	(11,047)
Adjustments to net assets allocated to contracts in payout period	—	(638)	—	—	(1,185)
Increase (decrease) in net assets from contract transactions	(1,555)	(12,378,482)	(94,289)	3,514,992	(2,083,739)

Increase (decrease) in net assets	14,652	1,001,603	(46,943)	7,255,576	1,519,796
Net assets at beginning of period	138,512	136,486,621	198,513	12,375,121	19,709,969
Net assets at end of period	$153,164	$137,488,224	$151,570	$19,630,697	$21,229,765

Beginning units	9,544	5,509,773	12,824	832,948	430,222
Units issued	650	555,041	203	391,396	8,005
Units redeemed	(718)	(1,034,695)	(5,520)	(196,028)	(45,975)
Ending units	9,476	5,030,119	7,507	1,028,316	392,252

For the Year Ended December 31, 2023
From operations:
Dividends	$639	$324,734	$2,656	$146,020	$332,994
Mortality and expense risk and administrative charges	(576)	(1,925,399)	(750)	(121,165)	(307,352)
Net investment income (loss)	63	(1,600,665)	1,906	24,855	25,642
Net realized gain (loss)	(2,451)	(4,607,911)	(526)	(18,585)	(1,225,020)
Capital gain distribution from mutual funds	9,121	9,615,201	16,903	1,028,501	—
Change in unrealized appreciation (depreciation) of investments	7,929	10,431,385	7,566	651,472	2,504,806
Increase (decrease) in net assets from operations	14,662	13,838,010	25,849	1,686,243	1,305,428

From contract transactions:
Payments received from contract owners	—	4,095,889	—	2,410,032	37,723
Payments for contract benefits or terminations	(1,516)	(12,568,444)	(474)	(482,387)	(2,603,893)
Transfers between sub-accounts (including fixed account), net	33,873	3,502,881	123,276	2,117,802	(489,448)
Contract maintenance charges	(1,572)	(1,609,971)	(1,373)	(146,454)	(16,483)
Adjustments to net assets allocated to contracts in payout period	—	318	—	—	—
Increase (decrease) in net assets from contract transactions	30,785	(6,579,327)	121,429	3,898,993	(3,072,101)

Increase (decrease) in net assets	45,447	7,258,683	147,278	5,585,236	(1,766,673)
Net assets at beginning of period	93,065	129,227,938	51,235	6,789,885	21,476,642
Net assets at end of period	$138,512	$136,486,621	$198,513	$12,375,121	$19,709,969

Beginning units	7,207	5,807,331	3,993	547,025	505,498
Units issued	2,764	563,773	9,071	382,495	49,187
Units redeemed	(427)	(861,331)	(240)	(96,572)	(124,463)
Ending units	9,544	5,509,773	12,824	832,948	430,222

The accompanying Notes to Financial Statements are an integral part of this statement.

39

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$55,666	$1,759,577	$285	$111,114	$854
Mortality and expense risk and administrative charges	(80,241)	(2,319,250)	(804)	(1,064,288)	(199)
Net investment income (loss)	(24,575)	(559,673)	(519)	(953,174)	655
Net realized gain (loss)	(99,053)	(1,850,207)	860	1,709,133	5,073
Capital gain distribution from mutual funds	—	—	534	252,088	975
Change in unrealized appreciation (depreciation) of investments	972,148	31,217,638	18,488	7,472,381	(981)
Increase (decrease) in net assets from operations	848,520	28,807,758	19,363	8,480,428	5,722

From contract transactions:
Payments received from contract owners	513,497	7,837,240	—	4,723,446	—
Payments for contract benefits or terminations	(927,588)	(19,480,977)	(611)	(7,142,970)	(56,768)
Transfers between sub-accounts (including fixed account), net	(117,933)	(5,568,778)	9,197	775,963	572
Contract maintenance charges	(7,517)	(1,592,430)	(2,195)	(1,047,180)	(565)
Adjustments to net assets allocated to contracts in payout period	—	(150)	—	—	—
Increase (decrease) in net assets from contract transactions	(539,541)	(18,805,095)	6,391	(2,690,741)	(56,761)

Increase (decrease) in net assets	308,979	10,002,663	25,754	5,789,687	(51,039)
Net assets at beginning of period	4,644,023	161,415,122	153,306	77,132,468	51,039
Net assets at end of period	$4,953,002	$171,417,785	$179,060	$82,922,155	$—

Beginning units	103,023	4,089,865	10,958	5,893,626	3,902
Units issued	11,270	398,040	680	552,270	68
Units redeemed	(21,422)	(821,349)	(251)	(742,355)	(3,970)
Ending units	92,871	3,666,556	11,387	5,703,541	—

For the Year Ended December 31, 2023
From operations:
Dividends	$73,523	$2,335,538	$2,389	$1,045,099	$847
Mortality and expense risk and administrative charges	(74,670)	(2,124,765)	(567)	(915,686)	(222)
Net investment income (loss)	(1,147)	210,773	1,822	129,413	625
Net realized gain (loss)	(256,367)	(7,451,396)	78	326,091	(735)
Capital gain distribution from mutual funds	—	—	176	89,889	1,477
Change in unrealized appreciation (depreciation) of investments	545,465	17,079,228	14,248	8,880,290	5,555
Increase (decrease) in net assets from operations	287,951	9,838,605	16,324	9,425,683	6,922

From contract transactions:
Payments received from contract owners	722	7,995,469	—	7,125,931	—
Payments for contract benefits or terminations	(730,807)	(13,987,898)	(510)	(3,736,155)	—
Transfers between sub-accounts (including fixed account), net	94,957	6,798,999	71,059	880,606	(40,892)
Contract maintenance charges	(7,779)	(1,905,059)	(1,842)	(1,202,532)	(716)
Increase (decrease) in net assets from contract transactions	(642,907)	(1,098,489)	68,707	3,067,850	(41,608)

Increase (decrease) in net assets	(354,956)	8,740,116	85,031	12,493,533	(34,686)
Net assets at beginning of period	4,998,979	152,675,006	68,275	64,638,935	85,725
Net assets at end of period	$4,644,023	$161,415,122	$153,306	$77,132,468	$51,039

Beginning units	118,192	4,133,679	5,644	5,634,135	7,429
Units issued	2,450	629,724	5,505	827,275	75
Units redeemed	(17,619)	(673,538)	(191)	(567,784)	(3,602)
Ending units	103,023	4,089,865	10,958	5,893,626	3,902

The accompanying Notes to Financial Statements are an integral part of this statement.

40

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$1,271,116	$6,206	$954,931	$66,896	$3,597,587
Mortality and expense risk and administrative charges	(879,941)	(2,236)	(952,035)	(20,807)	(3,486,123)
Net investment income (loss)	391,175	3,970	2,896	46,089	111,464
Net realized gain (loss)	1,233,955	2,203	2,219,918	111,139	10,620,968
Capital gain distribution from mutual funds	1,875,730	8,582	1,541,400	106,847	6,694,579
Change in unrealized appreciation (depreciation) of investments	1,314,547	22,815	2,540,875	214,348	9,203,923
Increase (decrease) in net assets from operations	4,815,407	37,570	6,305,089	478,423	26,630,934

From contract transactions:
Payments received from contract owners	4,034,474	—	4,965,635	—	14,931,621
Payments for contract benefits or terminations	(6,303,871)	—	(6,617,307)	(291,985)	(20,629,969)
Transfers between sub-accounts (including fixed account), net	2,172,204	8,983	(578,099)	(14,731)	(6,823,352)
Contract maintenance charges	(878,112)	(5,130)	(959,412)	(52,406)	(3,469,996)
Increase (decrease) in net assets from contract transactions	(975,305)	3,853	(3,189,183)	(359,122)	(15,991,696)

Increase (decrease) in net assets	3,840,102	41,423	3,115,906	119,301	10,639,238
Net assets at beginning of period	64,944,519	377,710	70,683,314	4,195,883	259,482,336
Net assets at end of period	$68,784,621	$419,133	$73,799,220	$4,315,184	$270,121,574

Beginning units	5,290,117	28,062	5,546,654	299,438	19,656,138
Units issued	610,344	756	471,946	719	1,668,341
Units redeemed	(675,425)	(486)	(696,163)	(23,758)	(2,752,515)
Ending units	5,225,036	28,332	5,322,437	276,399	18,571,964

For the Year Ended December 31, 2023
From operations:
Dividends	$936,106	$6,096	$979,947	$75,275	$4,145,132
Mortality and expense risk and administrative charges	(760,754)	(1,505)	(807,960)	(18,193)	(3,002,449)
Net investment income (loss)	175,352	4,591	171,987	57,082	1,142,683
Net realized gain (loss)	787,399	1,143	868,106	16,497	2,852,639
Capital gain distribution from mutual funds	1,880,200	12,533	2,311,625	140,384	8,741,352
Change in unrealized appreciation (depreciation) of investments	4,107,905	19,927	5,116,541	418,175	23,314,166
Increase (decrease) in net assets from operations	6,950,856	38,194	8,468,259	632,138	36,050,840

From contract transactions:
Payments received from contract owners	6,148,690	240,000	7,678,353	58,500	17,598,050
Payments for contract benefits or terminations	(4,637,798)	—	(3,616,443)	(4,368)	(10,007,267)
Transfers between sub-accounts (including fixed account), net	1,602,831	2,945	1,251,319	(5,488)	4,491,486
Contract maintenance charges	(997,504)	(3,812)	(1,073,214)	(64,897)	(4,035,706)
Increase (decrease) in net assets from contract transactions	2,116,219	239,133	4,240,015	(16,253)	8,046,563

Increase (decrease) in net assets	9,067,075	277,327	12,708,274	615,885	44,097,403
Net assets at beginning of period	55,877,444	100,383	57,975,040	3,579,998	215,384,933
Net assets at end of period	$64,944,519	$377,710	$70,683,314	$4,195,883	$259,482,336

Beginning units	5,102,482	8,595	5,193,674	300,454	18,987,109
Units issued	829,470	19,919	822,651	5,050	2,401,841
Units redeemed	(641,835)	(452)	(469,671)	(6,066)	(1,732,812)
Ending units	5,290,117	28,062	5,546,654	299,438	19,656,138

The accompanying Notes to Financial Statements are an integral part of this statement.

41

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$303	$1,413,844	$5,544	$2,262,205	$39,894
Mortality and expense risk and administrative charges	(26)	(417,293)	(2,098)	(2,408,872)	(16,022)
Net investment income (loss)	277	996,551	3,446	(146,667)	23,872
Net realized gain (loss)	87	453,197	213	4,669,517	181,933
Capital gain distribution from mutual funds	304	1,560,249	11,906	5,772,760	98,629
Change in unrealized appreciation (depreciation) of investments	140	586,666	25,843	8,699,115	113,137
Increase (decrease) in net assets from operations	808	3,596,663	41,408	18,994,725	417,571

From contract transactions:
Payments received from contract owners	—	1,833,270	—	5,973,336	—
Payments for contract benefits or terminations	(609)	(2,299,067)	—	(15,913,508)	(591,446)
Transfers between sub-accounts (including fixed account), net	(27)	119,044	(376)	(1,332,825)	(8,470)
Contract maintenance charges	(80)	(410,366)	(588)	(2,187,895)	(33,423)
Increase (decrease) in net assets from contract transactions	(716)	(757,119)	(964)	(13,460,892)	(633,339)

Increase (decrease) in net assets	92	2,839,544	40,444	5,533,833	(215,768)
Net assets at beginning of period	6,332	30,061,501	354,489	183,591,502	3,149,099
Net assets at end of period	$6,424	$32,901,045	$394,933	$189,125,335	$2,933,331

Beginning units	458	2,332,830	22,781	12,615,426	181,403
Units issued	5	228,322	1	643,897	720
Units redeemed	(53)	(280,715)	(58)	(1,506,116)	(34,637)
Ending units	410	2,280,437	22,724	11,753,207	147,486

For the Year Ended December 31, 2023
From operations:
Dividends	$68	$258,710	$5,556	$2,511,243	$51,974
Mortality and expense risk and administrative charges	(25)	(352,261)	(1,805)	(2,195,130)	(13,598)
Net investment income (loss)	43	(93,551)	3,751	316,113	38,376
Net realized gain (loss)	(32)	(105,896)	(67)	2,378,864	18,756
Capital gain distribution from mutual funds	—	—	13,947	7,328,945	142,148
Change in unrealized appreciation (depreciation) of investments	922	4,117,256	28,009	12,030,261	245,634
Increase (decrease) in net assets from operations	933	3,917,809	45,640	22,054,183	444,914

From contract transactions:
Payments received from contract owners	—	2,870,354	—	11,897,931	812,525
Payments for contract benefits or terminations	(511)	(1,498,450)	—	(12,152,035)	(36,041)
Transfers between sub-accounts (including fixed account), net	(33)	(318,842)	(131)	857,091	40,843
Contract maintenance charges	(107)	(462,233)	(722)	(2,708,686)	(38,424)
Increase (decrease) in net assets from contract transactions	(651)	590,829	(853)	(2,105,699)	778,903

Increase (decrease) in net assets	282	4,508,638	44,787	19,948,484	1,223,817
Net assets at beginning of period	6,050	25,552,863	309,702	163,643,018	1,925,282
Net assets at end of period	$6,332	$30,061,501	$354,489	$183,591,502	$3,149,099

Beginning units	509	2,281,843	22,841	12,778,397	130,945
Units issued	5	329,870	35	1,523,040	55,880
Units redeemed	(56)	(278,883)	(95)	(1,686,011)	(5,422)
Ending units	458	2,332,830	22,781	12,615,426	181,403

The accompanying Notes to Financial Statements are an integral part of this statement.

42

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$4,036,674	$114,071	$11,311,785	$27,748	$629,584
Mortality and expense risk and administrative charges	(4,689,379)	(49,973)	(13,221,337)	(6,435)	(328,914)
Net investment income (loss)	(652,705)	64,098	(1,909,552)	21,313	300,670
Net realized gain (loss)	13,159,425	297,385	38,420,447	32,854	192,461
Capital gain distribution from mutual funds	11,974,167	289,792	34,465,383	—	—
Change in unrealized appreciation (depreciation) of investments	21,465,452	694,439	69,462,828	(17,952)	(127,226)
Increase (decrease) in net assets from operations	45,946,339	1,345,714	140,439,106	36,215	365,905

From contract transactions:
Payments received from contract owners	12,670,013	450,000	50,452,667	—	2,936,221
Payments for contract benefits or terminations	(36,587,468)	(539,328)	(115,991,134)	(259,513)	(2,156,179)
Transfers between sub-accounts (including fixed account), net	(3,921,185)	(823,108)	4,840,504	109,810	2,177,771
Contract maintenance charges	(4,533,846)	(111,227)	(12,905,300)	(2,473)	(265,997)
Increase (decrease) in net assets from contract transactions	(32,372,486)	(1,023,663)	(73,603,263)	(152,176)	2,691,816

Increase (decrease) in net assets	13,573,853	322,051	66,835,843	(115,961)	3,057,721
Net assets at beginning of period	350,102,870	8,251,963	982,436,804	1,237,364	24,369,241
Net assets at end of period	$363,676,723	$8,574,014	$1,049,272,647	$1,121,403	$27,426,962

Beginning units	21,618,306	454,734	57,852,389	102,965	2,072,485
Units issued	1,157,633	24,646	4,146,476	9,071	500,060
Units redeemed	(2,971,910)	(71,101)	(8,096,551)	(20,993)	(277,146)
Ending units	19,804,029	408,279	53,902,314	91,043	2,295,399

For the Year Ended December 31, 2023
From operations:
Dividends	$5,055,151	$138,028	$14,564,392	$28,588	$528,327
Mortality and expense risk and administrative charges	(4,138,601)	(55,370)	(11,523,887)	(6,122)	(281,373)
Net investment income (loss)	916,550	82,658	3,040,505	22,466	246,954
Net realized gain (loss)	5,464,177	435,332	15,469,251	1,507	(175,449)
Capital gain distribution from mutual funds	15,926,607	368,529	44,541,470	—	—
Change in unrealized appreciation (depreciation) of investments	28,824,999	302,130	93,183,899	154,538	3,060,636
Increase (decrease) in net assets from operations	51,132,333	1,188,649	156,235,125	178,511	3,132,141

From contract transactions:
Payments received from contract owners	20,110,517	910,817	46,525,447	—	3,315,985
Payments for contract benefits or terminations	(22,310,550)	(2,252,323)	(56,811,994)	(130,836)	(1,592,776)
Transfers between sub-accounts (including fixed account), net	1,558,361	620,703	3,491,762	121,982	(152,747)
Contract maintenance charges	(5,409,474)	(146,236)	(15,556,208)	(2,070)	(273,715)
Increase (decrease) in net assets from contract transactions	(6,051,146)	(867,039)	(22,350,993)	(10,924)	1,296,747

Increase (decrease) in net assets	45,081,187	321,610	133,884,132	167,587	4,428,888
Net assets at beginning of period	305,021,683	7,930,353	848,552,672	1,069,777	19,940,353
Net assets at end of period	$350,102,870	$8,251,963	$982,436,804	$1,237,364	$24,369,241

Beginning units	22,016,091	523,609	59,262,262	104,015	1,962,422
Units issued	1,890,874	285,065	4,757,532	11,299	673,936
Units redeemed	(2,288,659)	(353,940)	(6,167,405)	(12,349)	(563,873)
Ending units	21,618,306	454,734	57,852,389	102,965	2,072,485

The accompanying Notes to Financial Statements are an integral part of this statement.

43

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Mortality and expense risk and administrative charges	(103,117)	(38,743)	(1,770,119)	(248,325)	(135,621)
Net investment income (loss)	(103,117)	(38,743)	(1,770,119)	(248,325)	(135,621)
Net realized gain (loss)	(373,715)	(150,458)	(10,308,337)	728,976	435,484
Capital gain distribution from mutual funds	—	—	—	752,337	415,419
Change in unrealized appreciation (depreciation) of investments	1,401,284	523,360	28,429,255	2,548,571	1,272,205
Increase (decrease) in net assets from operations	924,452	334,159	16,350,799	3,781,559	1,987,487

From contract transactions:
Payments received from contract owners	14,705	165	2,982,797	144,194	390
Payments for contract benefits or terminations	(428,208)	(302,525)	(14,454,851)	(1,607,249)	(908,993)
Transfers between sub-accounts (including fixed account), net	(335,929)	(104,193)	(1,904,512)	18,278	(88,667)
Contract maintenance charges	(2,848)	(2,835)	(1,253,446)	(9,021)	(13,189)
Adjustments to net assets allocated to contracts in payout period	355	—	(29)	—	7
Increase (decrease) in net assets from contract transactions	(751,925)	(409,388)	(14,630,041)	(1,453,798)	(1,010,452)

Increase (decrease) in net assets	172,527	(75,229)	1,720,758	2,327,761	977,035
Net assets at beginning of period	6,657,277	2,454,184	118,232,347	14,807,099	7,854,945
Net assets at end of period	$6,829,804	$2,378,955	$119,953,105	$17,134,860	$8,831,980

Beginning units	421,152	161,014	5,230,483	337,663	181,922
Units issued	7,190	3,473	309,086	12,117	88
Units redeemed	(51,438)	(28,498)	(964,360)	(41,053)	(20,172)
Ending units	376,904	135,989	4,575,209	308,727	161,838

For the Year Ended December 31, 2023
From operations:
Mortality and expense risk and administrative charges	(95,037)	(36,542)	(1,632,212)	(195,739)	(113,092)
Net investment income (loss)	(95,037)	(36,542)	(1,632,212)	(195,739)	(113,092)
Net realized gain (loss)	(515,264)	(130,900)	(8,734,826)	163,928	134,285
Change in unrealized appreciation (depreciation) of investments	1,284,945	405,929	22,043,467	4,084,379	2,252,417
Increase (decrease) in net assets from operations	674,644	238,487	11,676,429	4,052,568	2,273,610

From contract transactions:
Payments received from contract owners	21,134	79	4,069,439	34,777	4,431
Payments for contract benefits or terminations	(548,202)	(120,275)	(9,568,943)	(937,533)	(783,484)
Transfers between sub-accounts (including fixed account), net	163,022	14,764	4,422,927	445,784	(157,137)
Contract maintenance charges	(4,953)	(3,059)	(1,495,411)	(5,445)	(13,313)
Adjustments to net assets allocated to contracts in payout period	(116)	—	14	—	(2,116)
Increase (decrease) in net assets from contract transactions	(369,115)	(108,491)	(2,571,974)	(462,417)	(951,619)

Increase (decrease) in net assets	305,529	129,996	9,104,455	3,590,151	1,321,991
Net assets at beginning of period	6,351,748	2,324,188	109,127,892	11,216,948	6,532,954
Net assets at end of period	$6,657,277	$2,454,184	$118,232,347	$14,807,099	$7,854,945

Beginning units	445,094	169,040	5,443,217	348,155	207,384
Units issued	38,541	5,876	511,087	30,649	1,007
Units redeemed	(62,483)	(13,902)	(723,821)	(41,141)	(26,469)
Ending units	421,152	161,014	5,230,483	337,663	181,922

The accompanying Notes to Financial Statements are an integral part of this statement.

44

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$1,688,192	$288,366	$3,046,303	$344,240
Mortality and expense risk and administrative charges	(2,035,140)	(1,488,112)	(283,604)	(2,710,545)	(177,625)
Net investment income (loss)	(2,035,140)	200,080	4,762	335,758	166,615
Net realized gain (loss)	1,013,822	(2,353,298)	(454,058)	(1,366,692)	194,517
Capital gain distribution from mutual funds	7,025,635	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	27,278,515	9,638,277	1,768,210	16,000,716	676,731
Increase (decrease) in net assets from operations	33,282,832	7,485,059	1,318,914	14,969,782	1,037,863

From contract transactions:
Payments received from contract owners	8,442,567	769,893	238,523	6,703,418	50,167
Payments for contract benefits or terminations	(15,157,164)	(13,480,802)	(2,268,919)	(22,756,128)	(1,399,068)
Transfers between sub-accounts (including fixed account), net	(9,095,721)	631,661	(7,197)	1,965,909	64,406
Contract maintenance charges	(1,351,963)	(29,655)	(16,451)	(1,950,917)	(7,114)
Adjustments to net assets allocated to contracts in payout period	(74)	(226)	(3,287)	72	(279)
Increase (decrease) in net assets from contract transactions	(17,162,355)	(12,109,129)	(2,057,331)	(16,037,646)	(1,291,888)

Increase (decrease) in net assets	16,120,477	(4,624,070)	(738,417)	(1,067,864)	(254,025)
Net assets at beginning of period	130,910,041	98,522,341	18,185,013	196,446,780	11,602,797
Net assets at end of period	$147,030,518	$93,898,271	$17,446,596	$195,378,916	$11,348,772

Beginning units	3,233,934	2,814,825	537,953	8,249,063	615,948
Units issued	326,336	68,879	22,486	526,969	21,930
Units redeemed	(690,673)	(396,790)	(81,196)	(1,167,362)	(85,718)
Ending units	2,869,597	2,486,914	479,243	7,608,670	552,160

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$1,500,025	$251,013	$2,563,647	$450,902
Mortality and expense risk and administrative charges	(1,714,872)	(1,466,483)	(279,277)	(2,560,128)	(175,336)
Net investment income (loss)	(1,714,872)	33,542	(28,264)	3,519	275,566
Net realized gain (loss)	(1,218,793)	(3,968,514)	(414,415)	(5,361,298)	(84,308)
Change in unrealized appreciation (depreciation) of investments	40,950,756	16,404,415	2,674,876	29,493,029	763,078
Increase (decrease) in net assets from operations	38,017,091	12,469,443	2,232,197	24,135,250	954,336

From contract transactions:
Payments received from contract owners	6,066,678	1,252,914	443,090	8,364,828	68,984
Payments for contract benefits or terminations	(10,135,721)	(12,796,400)	(2,023,246)	(17,748,521)	(1,100,783)
Transfers between sub-accounts (including fixed account), net	(9,539,933)	(757,042)	(79,573)	628,797	152,532
Contract maintenance charges	(1,487,155)	(33,279)	(18,504)	(2,384,120)	(8,580)
Adjustments to net assets allocated to contracts in payout period	(417)	(3,438)	4,071	2,034	(92)
Increase (decrease) in net assets from contract transactions	(15,096,548)	(12,337,245)	(1,674,162)	(11,136,982)	(887,939)

Increase (decrease) in net assets	22,920,543	132,198	558,035	12,998,268	66,397
Net assets at beginning of period	107,989,498	98,390,143	17,626,978	183,448,512	11,536,400
Net assets at end of period	$130,910,041	$98,522,341	$18,185,013	$196,446,780	$11,602,797

Beginning units	3,657,471	3,189,769	591,618	8,721,707	661,331
Units issued	395,046	95,239	22,442	744,153	37,187
Units redeemed	(818,583)	(470,183)	(76,107)	(1,216,797)	(82,570)
Ending units	3,233,934	2,814,825	537,953	8,249,063	615,948

The accompanying Notes to Financial Statements are an integral part of this statement.

45

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$59,564	$2,411,654	$2,495,399	$227,426	$5,040,560
Mortality and expense risk and administrative charges	(34,355)	(1,332,938)	(1,604,574)	(153,696)	(3,126,655)
Net investment income (loss)	25,209	1,078,716	890,825	73,730	1,913,905
Net realized gain (loss)	34,180	340,585	2,093,588	19,773	(903,124)
Capital gain distribution from mutual funds	—	—	7,173,390	693,863	16,006,918
Change in unrealized appreciation (depreciation) of investments	128,669	6,290,656	929,796	188,586	6,572,931
Increase (decrease) in net assets from operations	188,058	7,709,957	11,087,599	975,952	23,590,630

From contract transactions:
Payments received from contract owners	306	1,497,235	243,953	314,478	12,872,592
Payments for contract benefits or terminations	(278,894)	(10,894,344)	(13,359,614)	(686,664)	(23,747,527)
Transfers between sub-accounts (including fixed account), net	(59,541)	1,174,114	(1,348,268)	(91,490)	1,076,886
Contract maintenance charges	(4,247)	(795,345)	(30,391)	(7,465)	(2,351,577)
Adjustments to net assets allocated to contracts in payout period	18	(2,924)	(6,782)	(1,560)	(276)
Increase (decrease) in net assets from contract transactions	(342,358)	(9,021,264)	(14,501,102)	(472,701)	(12,149,902)

Increase (decrease) in net assets	(154,300)	(1,311,307)	(3,413,503)	503,251	11,440,728
Net assets at beginning of period	2,234,311	90,078,263	104,992,283	9,289,921	220,254,028
Net assets at end of period	$2,080,011	$88,766,956	$101,578,780	$9,793,172	$231,694,756

Beginning units	119,896	6,680,639	1,241,867	109,139	6,938,287
Units issued	2,677	646,458	15,604	5,594	845,592
Units redeemed	(19,950)	(1,238,664)	(168,012)	(10,844)	(1,181,122)
Ending units	102,623	6,088,433	1,089,459	103,889	6,602,757

For the Year Ended December 31, 2023
From operations:
Dividends	$83,340	$3,237,250	$2,568,772	$213,653	$4,854,941
Mortality and expense risk and administrative charges	(34,782)	(1,287,889)	(1,595,204)	(146,456)	(2,826,998)
Net investment income (loss)	48,558	1,949,361	973,568	67,197	2,027,943
Net realized gain (loss)	(1,446)	(247,405)	3,307,356	145,535	(478,135)
Capital gain distribution from mutual funds	—	—	9,567,213	855,024	19,969,305
Change in unrealized appreciation (depreciation) of investments	129,770	5,347,760	(10,855,222)	(827,409)	(15,021,293)
Increase (decrease) in net assets from operations	176,882	7,049,716	2,992,915	240,347	6,497,820

From contract transactions:
Payments received from contract owners	1,015	2,395,909	371,268	156,552	21,795,151
Payments for contract benefits or terminations	(196,449)	(8,957,462)	(12,363,223)	(1,074,549)	(17,040,010)
Transfers between sub-accounts (including fixed account), net	16,447	5,096,734	116,449	(230,037)	15,170,337
Contract maintenance charges	(5,097)	(975,262)	(32,014)	(7,837)	(2,575,728)
Adjustments to net assets allocated to contracts in payout period	(906)	(12)	(8,042)	—	10,958
Increase (decrease) in net assets from contract transactions	(184,990)	(2,440,093)	(11,915,562)	(1,155,871)	17,360,708

Increase (decrease) in net assets	(8,108)	4,609,623	(8,922,647)	(915,524)	23,858,528
Net assets at beginning of period	2,242,419	85,468,640	113,914,930	10,205,445	196,395,500
Net assets at end of period	$2,234,311	$90,078,263	$104,992,283	$9,289,921	$220,254,028

Beginning units	130,533	6,827,097	1,385,319	123,353	6,317,616
Units issued	5,323	805,218	39,786	2,932	1,653,108
Units redeemed	(15,960)	(951,676)	(183,238)	(17,146)	(1,032,437)
Ending units	119,896	6,680,639	1,241,867	109,139	6,938,287

The accompanying Notes to Financial Statements are an integral part of this statement.

46

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$451,755	$31,775	$483,373	$94,901	$8,589
Mortality and expense risk and administrative charges	(532,751)	(42,287)	(595,506)	(387,264)	(54,874)
Net investment income (loss)	(80,996)	(10,512)	(112,133)	(292,363)	(46,285)
Net realized gain (loss)	1,360,377	41,021	1,060,027	1,012,895	71,416
Capital gain distribution from mutual funds	2,410,152	189,993	3,078,563	2,666,871	372,929
Change in unrealized appreciation (depreciation) of investments	2,551,145	265,775	3,649,382	1,551,666	281,849
Increase (decrease) in net assets from operations	6,240,678	486,277	7,675,839	4,939,069	679,909

From contract transactions:
Payments received from contract owners	251,878	—	2,371,771	15,636	644
Payments for contract benefits or terminations	(3,994,458)	(263,501)	(5,333,209)	(2,968,424)	(327,200)
Transfers between sub-accounts (including fixed account), net	(338,905)	(14,949)	(174,103)	528,358	(50,013)
Contract maintenance charges	(11,522)	(3,031)	(409,481)	(8,368)	(4,066)
Adjustments to net assets allocated to contracts in payout period	(934)	7	80	(789)	(188)
Increase (decrease) in net assets from contract transactions	(4,093,941)	(281,474)	(3,544,942)	(2,433,587)	(380,823)

Increase (decrease) in net assets	2,146,737	204,803	4,130,897	2,505,482	299,086
Net assets at beginning of period	32,552,168	2,552,760	40,499,262	23,269,416	3,289,821
Net assets at end of period	$34,698,905	$2,757,563	$44,630,159	$25,774,898	$3,588,907

Beginning units	715,079	56,459	1,716,217	377,370	54,772
Units issued	16,304	1,281	215,075	15,739	34
Units redeemed	(93,795)	(6,757)	(338,934)	(48,863)	(5,724)
Ending units	637,588	50,983	1,592,358	344,246	49,082

For the Year Ended December 31, 2023
From operations:
Dividends	$457,361	$34,172	$479,235	$167,522	$19,298
Mortality and expense risk and administrative charges	(466,832)	(38,960)	(517,528)	(336,509)	(47,895)
Net investment income (loss)	(9,471)	(4,788)	(38,293)	(168,987)	(28,597)
Net realized gain (loss)	930,658	18,671	(451,536)	1,140,724	3,265
Capital gain distribution from mutual funds	1,035,508	86,689	1,292,233	695,589	99,554
Change in unrealized appreciation (depreciation) of investments	4,188,003	396,977	6,607,233	3,364,206	610,254
Increase (decrease) in net assets from operations	6,144,698	497,549	7,409,637	5,031,532	684,476

From contract transactions:
Payments received from contract owners	104,701	1,379	2,637,092	56,442	14,756
Payments for contract benefits or terminations	(3,071,838)	(399,590)	(3,515,818)	(2,461,025)	(469,429)
Transfers between sub-accounts (including fixed account), net	79,988	(15,499)	(942,850)	23,498	193,678
Contract maintenance charges	(12,223)	(3,086)	(457,185)	(8,047)	(4,551)
Adjustments to net assets allocated to contracts in payout period	(4,476)	(1,470)	(221)	(200)	(108)
Increase (decrease) in net assets from contract transactions	(2,903,848)	(418,266)	(2,278,982)	(2,389,332)	(265,654)

Increase (decrease) in net assets	3,240,850	79,283	5,130,655	2,642,200	418,822
Net assets at beginning of period	29,311,318	2,473,477	35,368,607	20,627,216	2,870,999
Net assets at end of period	$32,552,168	$2,552,760	$40,499,262	$23,269,416	$3,289,821

Beginning units	781,167	66,604	1,797,576	416,657	59,939
Units issued	18,336	2,172	212,700	14,533	5,313
Units redeemed	(84,424)	(12,317)	(294,059)	(53,820)	(10,480)
Ending units	715,079	56,459	1,716,217	377,370	54,772

The accompanying Notes to Financial Statements are an integral part of this statement.

47

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$121,604	$1,032,433	$190,347	$20,021,012	$—
Mortality and expense risk and administrative charges	(1,072,454)	(419,603)	(81,301)	(8,268,753)	(920,171)
Net investment income (loss)	(950,850)	612,830	109,046	11,752,259	(920,171)
Net realized gain (loss)	988,265	(414,904)	(82,661)	(7,843,414)	(1,198,384)
Capital gain distribution from mutual funds	8,095,881	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	6,439,267	(51,708)	(14,218)	(1,738,782)	9,308,059
Increase (decrease) in net assets from operations	14,572,563	146,218	12,167	2,170,063	7,189,504

From contract transactions:
Payments received from contract owners	5,135,402	259,710	358,141	17,656,079	356,128
Payments for contract benefits or terminations	(8,588,910)	(3,622,384)	(711,396)	(69,807,892)	(7,645,922)
Transfers between sub-accounts (including fixed account), net	(1,078,247)	2,299,782	109,900	59,179,784	(662,025)
Contract maintenance charges	(564,494)	(8,277)	(10,954)	(6,884,228)	(24,376)
Adjustments to net assets allocated to contracts in payout period	795	(374)	—	(957)	(6,501)
Increase (decrease) in net assets from contract transactions	(5,095,454)	(1,071,543)	(254,309)	142,786	(7,982,696)

Increase (decrease) in net assets	9,477,109	(925,325)	(242,142)	2,312,849	(793,192)
Net assets at beginning of period	69,049,123	28,697,011	5,561,415	574,432,497	60,467,720
Net assets at end of period	$78,526,232	$27,771,686	$5,319,273	$576,745,346	$59,674,528

Beginning units	1,885,445	1,016,735	198,541	37,226,627	1,384,620
Units issued	254,548	111,688	22,483	6,335,472	26,827
Units redeemed	(356,420)	(149,207)	(32,047)	(6,190,370)	(197,233)
Ending units	1,783,573	979,216	188,977	37,371,729	1,214,214

For the Year Ended December 31, 2023
From operations:
Dividends	$334,633	$842,209	$150,549	$14,959,483	$—
Mortality and expense risk and administrative charges	(910,487)	(442,391)	(81,468)	(7,795,051)	(848,279)
Net investment income (loss)	(575,854)	399,818	69,081	7,164,432	(848,279)
Net realized gain (loss)	(969,498)	(578,211)	(72,647)	(7,611,162)	(1,128,483)
Capital gain distribution from mutual funds	2,052,371	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	14,047,259	1,545,372	249,760	26,453,660	13,057,780
Increase (decrease) in net assets from operations	14,554,278	1,366,979	246,194	26,006,930	11,081,018

From contract transactions:
Payments received from contract owners	3,397,624	688,353	317,355	19,863,669	252,351
Payments for contract benefits or terminations	(7,335,997)	(4,323,409)	(509,521)	(54,189,056)	(4,855,059)
Transfers between sub-accounts (including fixed account), net	(205,293)	941,728	375,193	60,711,404	248,602
Contract maintenance charges	(610,855)	(10,627)	(8,288)	(8,332,371)	(27,674)
Adjustments to net assets allocated to contracts in payout period	—	(261)	(521)	(212)	(517)
Increase (decrease) in net assets from contract transactions	(4,754,521)	(2,704,216)	174,218	18,053,434	(4,382,297)

Increase (decrease) in net assets	9,799,757	(1,337,237)	420,412	44,060,364	6,698,721
Net assets at beginning of period	59,249,366	30,034,248	5,141,003	530,372,133	53,768,999
Net assets at end of period	$69,049,123	$28,697,011	$5,561,415	$574,432,497	$60,467,720

Beginning units	2,005,604	1,127,486	192,338	35,807,261	1,482,255
Units issued	251,976	96,676	26,902	6,484,269	50,490
Units redeemed	(372,135)	(207,427)	(20,699)	(5,064,903)	(148,125)
Ending units	1,885,445	1,016,735	198,541	37,226,627	1,384,620

The accompanying Notes to Financial Statements are an integral part of this statement.

48

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$714,331	$233,216	$6,156,033
Mortality and expense risk and administrative charges	(231,733)	(4,379,487)	(284,183)	(101,741)	(2,382,850)
Net investment income (loss)	(231,733)	(4,379,487)	430,148	131,475	3,773,183
Net realized gain (loss)	(55,207)	(14,198,345)	183,697	48,423	835,659
Change in unrealized appreciation (depreciation) of investments	1,979,147	56,474,148	87,416	52,058	1,506,899
Increase (decrease) in net assets from operations	1,692,207	37,896,316	701,261	231,956	6,115,741

From contract transactions:
Payments received from contract owners	39,872	16,522,691	1,742,864	706,164	5,959,949
Payments for contract benefits or terminations	(2,125,923)	(27,868,510)	(4,176,605)	(1,831,401)	(27,726,824)
Transfers between sub-accounts (including fixed account), net	(177,030)	11,171,106	1,541,555	368,444	7,186,584
Contract maintenance charges	(21,464)	(3,274,897)	(24,549)	(11,338)	(2,088,273)
Adjustments to net assets allocated to contracts in payout period	(222)	(4,199)	(9,800)	(934)	(29,175)
Increase (decrease) in net assets from contract transactions	(2,284,767)	(3,453,809)	(926,535)	(769,065)	(16,697,739)

Increase (decrease) in net assets	(592,560)	34,442,507	(225,274)	(537,109)	(10,581,998)
Net assets at beginning of period	14,730,970	303,046,413	19,433,316	6,694,198	175,593,096
Net assets at end of period	$14,138,410	$337,488,920	$19,208,042	$6,157,089	$165,011,098

Beginning units	340,019	6,818,290	1,694,059	600,262	19,553,013
Units issued	3,563	976,513	648,409	136,790	3,685,266
Units redeemed	(52,495)	(1,056,305)	(728,585)	(203,596)	(5,494,292)
Ending units	291,087	6,738,498	1,613,883	533,456	17,743,987

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$233,551	$69,745	$1,634,710
Mortality and expense risk and administrative charges	(224,959)	(3,737,478)	(316,397)	(113,172)	(2,495,487)
Net investment income (loss)	(224,959)	(3,737,478)	(82,846)	(43,427)	(860,777)
Net realized gain (loss)	(315,886)	(8,764,817)	52,471	(25,617)	(863,359)
Change in unrealized appreciation (depreciation) of investments	3,299,807	66,727,460	671,669	271,761	6,914,747
Increase (decrease) in net assets from operations	2,758,962	54,225,165	641,294	202,717	5,190,611

From contract transactions:
Payments received from contract owners	36,134	18,371,489	801,181	330,645	8,929,420
Payments for contract benefits or terminations	(1,601,053)	(19,601,519)	(2,253,290)	(1,952,478)	(22,777,770)
Transfers between sub-accounts (including fixed account), net	(380,745)	948,935	(1,581,317)	494,098	3,120,096
Contract maintenance charges	(25,287)	(3,661,475)	(26,265)	(12,376)	(2,695,483)
Adjustments to net assets allocated to contracts in payout period	(81)	886	(3,832)	(8,942)	(4,879)
Increase (decrease) in net assets from contract transactions	(1,971,032)	(3,941,684)	(3,063,523)	(1,149,053)	(13,428,616)

Increase (decrease) in net assets	787,930	50,283,481	(2,422,229)	(946,336)	(8,238,005)
Net assets at beginning of period	13,943,040	252,762,932	21,855,545	7,640,534	183,831,101
Net assets at end of period	$14,730,970	$303,046,413	$19,433,316	$6,694,198	$175,593,096

Beginning units	390,264	6,919,378	1,960,657	705,017	21,058,288
Units issued	2,669	844,701	732,258	132,410	4,832,255
Units redeemed	(52,914)	(945,789)	(998,856)	(237,165)	(6,337,530)
Ending units	340,019	6,818,290	1,694,059	600,262	19,553,013

The accompanying Notes to Financial Statements are an integral part of this statement.

49

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$4,212	$219,988	$41,562	$1,030,648	$5,752
Mortality and expense risk and administrative charges	(4,593)	(659,992)	(24,473)	(1,280,176)	(3,032)
Net investment income (loss)	(381)	(440,004)	17,089	(249,528)	2,720
Net realized gain (loss)	129,432	(11,751)	116,582	3,411,783	7,895
Capital gain distribution from mutual funds	25,146	1,872,880	165,968	4,888,958	42,690
Change in unrealized appreciation (depreciation) of investments	109,069	12,992,068	405,915	11,932,089	4,683
Increase (decrease) in net assets from operations	263,266	14,413,193	705,554	19,983,302	57,988

From contract transactions:
Payments received from contract owners	—	7,968,110	6,865,671	9,467,451	—
Payments for contract benefits or terminations	(271,488)	(2,857,747)	(767,674)	(9,054,362)	(102,551)
Transfers between sub-accounts (including fixed account), net	(206,348)	(695,770)	28,117	(5,509,588)	40,403
Contract maintenance charges	(1,473)	(575,895)	(1,375)	(882,286)	(1,263)
Increase (decrease) in net assets from contract transactions	(479,309)	3,838,698	6,124,739	(5,978,785)	(63,411)

Increase (decrease) in net assets	(216,043)	18,251,891	6,830,293	14,004,517	(5,423)
Net assets at beginning of period	928,374	42,231,707	3,577,521	89,600,035	559,249
Net assets at end of period	$712,331	$60,483,598	$10,407,814	$103,604,552	$553,826

Beginning units	47,702	2,290,126	182,048	4,826,590	32,176
Units issued	234	712,960	282,596	753,656	3,540
Units redeemed	(20,862)	(548,180)	(38,313)	(1,035,402)	(7,092)
Ending units	27,074	2,454,906	426,331	4,544,844	28,624

For the Year Ended December 31, 2023
From operations:
Dividends	$4,163	$117,819	$45,551	$967,465	$7,884
Mortality and expense risk and administrative charges	(4,488)	(463,478)	(20,334)	(1,001,701)	(3,156)
Net investment income (loss)	(325)	(345,659)	25,217	(34,236)	4,728
Net realized gain (loss)	272	69,500	1,265	1,625,464	2,061
Capital gain distribution from mutual funds	20,022	908,127	132,922	3,266,790	42,388
Change in unrealized appreciation (depreciation) of investments	184,432	8,139,111	551,507	11,813,283	62,113
Increase (decrease) in net assets from operations	204,401	8,771,079	710,911	16,671,301	111,290

From contract transactions:
Payments received from contract owners	—	5,478,056	—	12,025,529	—
Payments for contract benefits or terminations	(77,101)	(2,216,785)	(2,466)	(4,388,601)	(52,572)
Transfers between sub-accounts (including fixed account), net	206,447	791,143	56,902	1,578,135	(156,608)
Contract maintenance charges	(1,587)	(518,914)	(1,012)	(850,220)	(1,411)
Adjustments to net assets allocated to contracts in payout period	—	—	—	6,484	—
Increase (decrease) in net assets from contract transactions	127,759	3,533,500	53,424	8,371,327	(210,591)

Increase (decrease) in net assets	332,160	12,304,579	764,335	25,042,628	(99,301)
Net assets at beginning of period	596,214	29,927,128	2,813,186	64,557,407	658,550
Net assets at end of period	$928,374	$42,231,707	$3,577,521	$89,600,035	$559,249

Beginning units	39,368	2,068,224	179,155	4,312,283	46,022
Units issued	15,838	609,131	3,289	1,248,369	1,953
Units redeemed	(7,504)	(387,229)	(396)	(734,062)	(15,799)
Ending units	47,702	2,290,126	182,048	4,826,590	32,176

The accompanying Notes to Financial Statements are an integral part of this statement.

50

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$531,408	$9,486	$—	$—	$422,945
Mortality and expense risk and administrative charges	(720,255)	(162,678)	(53,973)	(2,094,386)	(652,371)
Net investment income (loss)	(188,847)	(153,192)	(53,973)	(2,094,386)	(229,426)
Net realized gain (loss)	520,399	374,917	163,717	2,821,043	878,259
Capital gain distribution from mutual funds	4,785,441	1,289,147	393,681	18,412,679	6,138,045
Change in unrealized appreciation (depreciation) of investments	248,107	1,620,163	469,115	23,639,742	201,029
Increase (decrease) in net assets from operations	5,365,100	3,131,035	972,540	42,779,078	6,987,907

From contract transactions:
Payments received from contract owners	4,035,510	5,740	182,842	10,367,390	177,239
Payments for contract benefits or terminations	(2,642,303)	(1,945,534)	(458,175)	(17,066,310)	(5,541,101)
Transfers between sub-accounts (including fixed account), net	4,696,431	581,488	(90,559)	(7,378,591)	(461,672)
Contract maintenance charges	(636,001)	(4,647)	(5,388)	(1,346,245)	(11,828)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(4,469)	(4,140)
Increase (decrease) in net assets from contract transactions	5,453,637	(1,362,953)	(371,280)	(15,428,225)	(5,841,502)

Increase (decrease) in net assets	10,818,737	1,768,082	601,260	27,350,853	1,146,405
Net assets at beginning of period	50,705,716	9,464,669	3,049,258	132,058,477	40,336,696
Net assets at end of period	$61,524,453	$11,232,751	$3,650,518	$159,409,330	$41,483,101

Beginning units	3,084,833	386,939	129,769	3,725,036	518,732
Units issued	733,206	41,072	7,726	587,030	11,817
Units redeemed	(422,613)	(85,362)	(21,011)	(1,008,380)	(76,404)
Ending units	3,395,426	342,649	116,484	3,303,686	454,145

For the Year Ended December 31, 2023
From operations:
Dividends	$645,450	$44,511	$10,746	$347,359	$337,968
Mortality and expense risk and administrative charges	(552,460)	(127,944)	(45,007)	(1,663,856)	(598,625)
Net investment income (loss)	92,990	(83,433)	(34,261)	(1,316,497)	(260,657)
Net realized gain (loss)	360,088	143,737	26,700	(1,983,473)	145,769
Capital gain distribution from mutual funds	3,905,706	148,898	50,490	2,077,706	3,300,516
Change in unrealized appreciation (depreciation) of investments	3,794,869	2,581,693	888,609	40,194,670	3,107,801
Increase (decrease) in net assets from operations	8,153,653	2,790,895	931,538	38,972,406	6,293,429

From contract transactions:
Payments received from contract owners	5,464,298	67,614	—	6,721,474	288,133
Payments for contract benefits or terminations	(1,995,673)	(1,098,890)	(375,072)	(10,454,025)	(5,077,361)
Transfers between sub-accounts (including fixed account), net	3,106,218	471,858	(602)	(5,246,479)	115,500
Contract maintenance charges	(613,318)	(4,064)	(4,781)	(1,368,587)	(13,178)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	4,119
Increase (decrease) in net assets from contract transactions	5,961,525	(563,482)	(380,455)	(10,347,617)	(4,682,787)

Increase (decrease) in net assets	14,115,178	2,227,413	551,083	28,624,789	1,610,642
Net assets at beginning of period	36,590,538	7,237,256	2,498,175	103,433,688	38,726,054
Net assets at end of period	$50,705,716	$9,464,669	$3,049,258	$132,058,477	$40,336,696

Beginning units	2,670,271	409,746	147,469	4,140,626	580,574
Units issued	774,902	51,947	2,177	569,034	17,529
Units redeemed	(360,340)	(74,754)	(19,877)	(984,624)	(79,371)
Ending units	3,084,833	386,939	129,769	3,725,036	518,732

The accompanying Notes to Financial Statements are an integral part of this statement.

51

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$58,822	$1,389,675	$1,894,152	$385,584	$4,452,538
Mortality and expense risk and administrative charges	(106,751)	(2,783,037)	(1,231,811)	(275,654)	(2,888,661)
Net investment income (loss)	(47,929)	(1,393,362)	662,341	109,930	1,563,877
Net realized gain (loss)	81,549	626,808	371,997	51,358	(444,422)
Capital gain distribution from mutual funds	989,061	26,783,585	2,979,990	647,653	7,779,553
Change in unrealized appreciation (depreciation) of investments	50,724	4,463,544	766,608	173,159	2,757,514
Increase (decrease) in net assets from operations	1,073,405	30,480,575	4,780,936	982,100	11,656,522

From contract transactions:
Payments received from contract owners	1,235	1,968,070	290,059	5,585	9,421,351
Payments for contract benefits or terminations	(990,960)	(25,780,935)	(11,841,850)	(1,952,469)	(24,923,420)
Transfers between sub-accounts (including fixed account), net	305,382	(10,307,729)	80,581	668,606	4,746,297
Contract maintenance charges	(11,505)	(1,699,443)	(23,931)	(31,640)	(1,692,725)
Adjustments to net assets allocated to contracts in payout period	(308)	(446)	(9,038)	(1,853)	(439)
Increase (decrease) in net assets from contract transactions	(696,156)	(35,820,483)	(11,504,179)	(1,311,771)	(12,448,936)

Increase (decrease) in net assets	377,249	(5,339,908)	(6,723,243)	(329,671)	(792,414)
Net assets at beginning of period	6,275,121	184,841,602	82,542,643	17,477,090	203,792,880
Net assets at end of period	$6,652,370	$179,501,694	$75,819,400	$17,147,419	$203,000,466

Beginning units	82,819	4,359,568	1,482,801	315,854	7,445,612
Units issued	5,732	146,601	40,142	14,033	830,370
Units redeemed	(13,565)	(905,323)	(229,272)	(36,909)	(1,186,285)
Ending units	74,986	3,600,846	1,293,671	292,978	7,089,697

For the Year Ended December 31, 2023
From operations:
Dividends	$42,336	$1,081,728	$1,555,955	$304,029	$3,349,630
Mortality and expense risk and administrative charges	(97,041)	(2,703,880)	(1,239,207)	(275,052)	(2,764,542)
Net investment income (loss)	(54,705)	(1,622,152)	316,748	28,977	585,088
Net realized gain (loss)	(113,965)	65,307	413,100	(13,809)	(2,040,124)
Capital gain distribution from mutual funds	513,341	15,306,028	2,668,408	570,951	6,609,204
Change in unrealized appreciation (depreciation) of investments	623,455	15,122,557	3,305,243	782,586	10,769,954
Increase (decrease) in net assets from operations	968,126	28,871,740	6,703,499	1,368,705	15,924,122

From contract transactions:
Payments received from contract owners	37,163	4,849,870	699,565	4,867	12,428,770
Payments for contract benefits or terminations	(807,268)	(21,692,487)	(8,607,905)	(1,904,605)	(19,867,884)
Transfers between sub-accounts (including fixed account), net	(220,360)	(5,412,664)	611,702	141,778	6,088,738
Contract maintenance charges	(12,480)	(2,155,545)	(28,581)	(34,348)	(2,005,530)
Adjustments to net assets allocated to contracts in payout period	(153)	(271)	(6,608)	(1,392)	212
Increase (decrease) in net assets from contract transactions	(1,003,098)	(24,411,097)	(7,331,827)	(1,793,700)	(3,355,694)

Increase (decrease) in net assets	(34,972)	4,460,643	(628,328)	(424,995)	12,568,428
Net assets at beginning of period	6,310,093	180,380,959	83,170,971	17,902,085	191,224,452
Net assets at end of period	$6,275,121	$184,841,602	$82,542,643	$17,477,090	$203,792,880

Beginning units	97,474	4,953,432	1,611,941	350,983	7,424,416
Units issued	1,166	281,130	68,461	5,703	1,126,028
Units redeemed	(15,821)	(874,994)	(197,601)	(40,832)	(1,104,832)
Ending units	82,819	4,359,568	1,482,801	315,854	7,445,612

The accompanying Notes to Financial Statements are an integral part of this statement.

52

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$5,406	$643,986	$346,932	$90,635	$1,361,320
Mortality and expense risk and administrative charges	(3,520)	(876,880)	(300,764)	(90,362)	(1,331,430)
Net investment income (loss)	1,886	(232,894)	46,168	273	29,890
Net realized gain (loss)	21,329	1,840,097	206,523	48,386	486,784
Capital gain distribution from mutual funds	4,716	683,905	—	—	—
Change in unrealized appreciation (depreciation) of investments	58,674	5,415,316	83,837	42,838	738,722
Increase (decrease) in net assets from operations	86,605	7,706,424	336,528	91,497	1,255,396

From contract transactions:
Payments received from contract owners	—	6,478,859	114,806	34,123	2,322,406
Payments for contract benefits or terminations	(22,318)	(3,829,202)	(2,611,648)	(900,967)	(11,333,505)
Transfers between sub-accounts (including fixed account), net	(200,964)	(441,529)	640,474	95,492	4,958,907
Contract maintenance charges	(4,622)	(762,216)	(6,142)	(12,231)	(615,343)
Adjustments to net assets allocated to contracts in payout period	—	—	(2,510)	(80)	(3,487)
Increase (decrease) in net assets from contract transactions	(227,904)	1,445,912	(1,865,020)	(783,663)	(4,671,022)

Increase (decrease) in net assets	(141,299)	9,152,336	(1,528,492)	(692,166)	(3,415,626)
Net assets at beginning of period	634,394	63,109,847	19,891,773	5,929,755	89,621,006
Net assets at end of period	$493,095	$72,262,183	$18,363,281	$5,237,589	$86,205,380

Beginning units	41,332	4,229,567	1,100,652	341,619	5,902,488
Units issued	1,463	910,346	60,986	14,405	742,703
Units redeemed	(14,339)	(809,517)	(159,582)	(57,026)	(1,010,172)
Ending units	28,456	4,330,396	1,002,056	298,998	5,635,019

For the Year Ended December 31, 2023
From operations:
Dividends	$6,922	$602,694	$297,400	$84,123	$1,127,456
Mortality and expense risk and administrative charges	(2,922)	(700,914)	(301,070)	(96,552)	(1,319,032)
Net investment income (loss)	4,000	(98,220)	(3,670)	(12,429)	(191,576)
Net realized gain (loss)	(197)	861,373	(215,195)	(68,868)	(1,160,134)
Capital gain distribution from mutual funds	14,108	1,459,101	—	—	—
Change in unrealized appreciation (depreciation) of investments	60,412	5,296,510	2,919,588	917,406	13,505,187
Increase (decrease) in net assets from operations	78,323	7,518,764	2,700,723	836,109	12,153,477

From contract transactions:
Payments received from contract owners	—	7,930,798	42,863	14,641	1,950,515
Payments for contract benefits or terminations	(1,449)	(2,013,066)	(1,659,599)	(815,251)	(9,241,564)
Transfers between sub-accounts (including fixed account), net	113,236	3,405,127	(254,228)	(72,280)	7,639
Contract maintenance charges	(4,320)	(792,344)	(7,545)	(16,279)	(745,072)
Adjustments to net assets allocated to contracts in payout period	—	(36)	(1,308)	(1,092)	(117)
Increase (decrease) in net assets from contract transactions	107,467	8,530,479	(1,879,817)	(890,261)	(8,028,599)

Increase (decrease) in net assets	185,790	16,049,243	820,906	(54,152)	4,124,878
Net assets at beginning of period	448,604	47,060,604	19,070,867	5,983,907	85,496,128
Net assets at end of period	$634,394	$63,109,847	$19,891,773	$5,929,755	$89,621,006

Beginning units	33,760	3,603,718	1,211,682	395,694	6,447,892
Units issued	8,155	1,017,599	43,789	11,460	538,607
Units redeemed	(583)	(391,750)	(154,819)	(65,535)	(1,084,011)
Ending units	41,332	4,229,567	1,100,652	341,619	5,902,488

The accompanying Notes to Financial Statements are an integral part of this statement.

53

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$256,539	$55,019	$3,855,540	$4,999	$273,812
Mortality and expense risk and administrative charges	(163,809)	(40,039)	(2,448,904)	(535)	(119,203)
Net investment income (loss)	92,730	14,980	1,406,636	4,464	154,609
Net realized gain (loss)	(376,879)	(95,394)	(5,367,860)	1,923	(152,755)
Change in unrealized appreciation (depreciation) of investments	(54,263)	(9,856)	(1,352,596)	(3,970)	49,705
Increase (decrease) in net assets from operations	(338,412)	(90,270)	(5,313,820)	2,417	51,559

From contract transactions:
Payments received from contract owners	76,436	359	2,884,423	1,125	2,881
Payments for contract benefits or terminations	(1,064,554)	(320,220)	(20,862,946)	—	(969,084)
Transfers between sub-accounts (including fixed account), net	402,427	8,167	22,616,155	10,488	425,806
Contract maintenance charges	(6,202)	(4,136)	(2,120,086)	(144)	(17,514)
Adjustments to net assets allocated to contracts in payout period	(107)	(55)	(302)	—	(651)
Increase (decrease) in net assets from contract transactions	(592,000)	(315,885)	2,517,244	11,469	(558,562)

Increase (decrease) in net assets	(930,412)	(406,155)	(2,796,576)	13,886	(507,003)
Net assets at beginning of period	11,542,525	2,858,895	176,306,380	122,721	7,799,966
Net assets at end of period	$10,612,113	$2,452,740	$173,509,804	$136,607	$7,292,963

Beginning units	626,090	157,718	15,494,944	11,695	374,917
Units issued	59,301	5,258	2,775,473	2,078	27,008
Units redeemed	(90,502)	(23,587)	(2,493,060)	(951)	(52,309)
Ending units	594,889	139,389	15,777,357	12,822	349,616

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$—	$5,005	$322,860
Mortality and expense risk and administrative charges	(176,591)	(44,615)	(2,438,606)	(444)	(119,169)
Net investment income (loss)	(176,591)	(44,615)	(2,438,606)	4,561	203,691
Net realized gain (loss)	(482,949)	(82,755)	(5,359,557)	311	(153,826)
Change in unrealized appreciation (depreciation) of investments	946,486	194,739	12,082,774	12,576	1,069,728
Increase (decrease) in net assets from operations	286,946	67,369	4,284,611	17,448	1,119,593

From contract transactions:
Payments received from contract owners	14,105	43,638	4,207,643	2,100	5,686
Payments for contract benefits or terminations	(1,266,417)	(306,411)	(17,330,393)	—	(742,199)
Transfers between sub-accounts (including fixed account), net	216,195	106,372	14,216,270	1,881	(194,282)
Contract maintenance charges	(7,165)	(4,722)	(2,695,088)	(145)	(21,024)
Adjustments to net assets allocated to contracts in payout period	(13)	—	(361)	—	(241)
Increase (decrease) in net assets from contract transactions	(1,043,295)	(161,123)	(1,601,929)	3,836	(952,060)

Increase (decrease) in net assets	(756,349)	(93,754)	2,682,682	21,284	167,533
Net assets at beginning of period	12,298,874	2,952,649	173,623,698	101,437	7,632,433
Net assets at end of period	$11,542,525	$2,858,895	$176,306,380	$122,721	$7,799,966

Beginning units	680,771	166,955	15,616,106	11,326	424,190
Units issued	37,828	10,839	2,138,943	724	7,302
Units redeemed	(92,509)	(20,076)	(2,260,105)	(355)	(56,575)
Ending units	626,090	157,718	15,494,944	11,695	374,917

The accompanying Notes to Financial Statements are an integral part of this statement.

54

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$8,202,065	$4,547	$33,433,132	$1,621,698	$340,118
Mortality and expense risk and administrative charges	(3,643,141)	(386)	(11,095,774)	(375,726)	(82,564)
Net investment income (loss)	4,558,924	4,161	22,337,358	1,245,972	257,554
Net realized gain (loss)	(3,864,665)	(1,093)	(17,402,674)	(97,294)	(74,748)
Capital gain distribution from mutual funds	—	1,317	10,248,837	—	—
Change in unrealized appreciation (depreciation) of investments	962,537	355	44,962,655	257,311	97,779
Increase (decrease) in net assets from operations	1,656,796	4,740	60,146,176	1,405,989	280,585

From contract transactions:
Payments received from contract owners	942,523	52,000	4,340,779	54,173	162,594
Payments for contract benefits or terminations	(31,321,697)	(5,018)	(124,292,454)	(2,939,037)	(773,427)
Transfers between sub-accounts (including fixed account), net	17,577,798	1,101	15,408,765	544,871	7,465
Contract maintenance charges	(2,023,901)	(1,246)	(10,803,841)	(6,223)	(7,882)
Adjustments to net assets allocated to contracts in payout period	(3,444)	—	2,143	(3,050)	(2,813)
Increase (decrease) in net assets from contract transactions	(14,828,721)	46,837	(115,344,608)	(2,349,266)	(614,063)

Increase (decrease) in net assets	(13,171,925)	51,577	(55,198,432)	(943,277)	(333,478)
Net assets at beginning of period	244,245,523	49,517	829,333,488	24,813,513	5,486,423
Net assets at end of period	$231,073,598	$101,094	$774,135,056	$23,870,236	$5,152,945

Beginning units	16,568,321	3,724	58,091,203	626,374	143,212
Units issued	1,879,126	3,728	2,396,644	105,589	8,265
Units redeemed	(2,883,436)	(504)	(10,027,931)	(162,431)	(24,017)
Ending units	15,564,011	6,948	50,459,916	569,532	127,460

For the Year Ended December 31, 2023
From operations:
Dividends	$9,635,968	$2,227	$33,569,722	$1,526,282	$338,824
Mortality and expense risk and administrative charges	(3,652,057)	(270)	(11,255,416)	(362,099)	(84,613)
Net investment income (loss)	5,983,911	1,957	22,314,306	1,164,183	254,211
Net realized gain (loss)	(4,765,128)	(1,884)	(22,693,246)	(265,460)	(109,519)
Change in unrealized appreciation (depreciation) of investments	33,515,620	5,279	81,623,842	2,301,177	579,800
Increase (decrease) in net assets from operations	34,734,403	5,352	81,244,902	3,199,900	724,492

From contract transactions:
Payments received from contract owners	1,280,519	—	6,650,360	134,413	576
Payments for contract benefits or terminations	(24,619,762)	(4,912)	(97,806,021)	(2,770,368)	(583,087)
Transfers between sub-accounts (including fixed account), net	(5,156,419)	(210)	4,637,508	21,862	(85,676)
Contract maintenance charges	(2,710,443)	(1,027)	(14,915,605)	(7,165)	(9,850)
Adjustments to net assets allocated to contracts in payout period	(694)	—	196	(2,535)	7,692
Increase (decrease) in net assets from contract transactions	(31,206,799)	(6,149)	(101,433,562)	(2,623,793)	(670,345)

Increase (decrease) in net assets	3,527,604	(797)	(20,188,660)	576,107	54,147
Net assets at beginning of period	240,717,919	50,314	849,522,148	24,237,406	5,432,276
Net assets at end of period	$244,245,523	$49,517	$829,333,488	$24,813,513	$5,486,423

Beginning units	18,942,487	4,214	65,633,474	699,806	162,532
Units issued	602,020	68	2,212,922	154,611	1,833
Units redeemed	(2,976,186)	(558)	(9,755,193)	(228,043)	(21,153)
Ending units	16,568,321	3,724	58,091,203	626,374	143,212

The accompanying Notes to Financial Statements are an integral part of this statement.

55

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$5,253,203	$655,269	$145,836	$2,403,847	$6,758
Mortality and expense risk and administrative charges	(1,155,094)	(303,039)	(73,491)	(1,255,317)	(1,505)
Net investment income (loss)	4,098,109	352,230	72,345	1,148,530	5,253
Net realized gain (loss)	(786,003)	537,810	128,662	2,784,300	702
Capital gain distribution from mutual funds	—	643,386	149,968	2,549,388	—
Change in unrealized appreciation (depreciation) of investments	964,543	(707,334)	(160,514)	(3,167,718)	24,851
Increase (decrease) in net assets from operations	4,276,649	826,092	190,461	3,314,500	30,806

From contract transactions:
Payments received from contract owners	1,855,404	27,151	567	1,957,222	78,000
Payments for contract benefits or terminations	(10,479,069)	(1,943,117)	(521,222)	(10,334,804)	(17,842)
Transfers between sub-accounts (including fixed account), net	5,423,209	274,519	45,191	3,671,262	8,060
Contract maintenance charges	(590,702)	(7,420)	(5,037)	(590,494)	(3,222)
Adjustments to net assets allocated to contracts in payout period	(197)	(732)	(74)	(304)	—
Increase (decrease) in net assets from contract transactions	(3,791,355)	(1,649,599)	(480,575)	(5,297,118)	64,996

Increase (decrease) in net assets	485,294	(823,507)	(290,114)	(1,982,618)	95,802
Net assets at beginning of period	77,925,307	19,803,622	4,739,973	80,469,830	258,457
Net assets at end of period	$78,410,601	$18,980,115	$4,449,859	$78,487,212	$354,259

Beginning units	3,359,118	917,417	224,733	4,672,464	20,527
Units issued	484,025	41,210	4,066	555,610	6,356
Units redeemed	(579,139)	(111,379)	(25,680)	(799,180)	(1,617)
Ending units	3,264,004	847,248	203,119	4,428,894	25,266

For the Year Ended December 31, 2023
From operations:
Dividends	$4,630,343	$482,775	$108,345	$1,742,569	$3,799
Mortality and expense risk and administrative charges	(1,119,939)	(287,575)	(71,332)	(1,193,131)	(1,184)
Net investment income (loss)	3,510,404	195,200	37,013	549,438	2,615
Net realized gain (loss)	(1,520,558)	59,986	43,199	1,819,218	(1,446)
Change in unrealized appreciation (depreciation) of investments	7,903,020	2,810,574	659,915	9,874,586	32,828
Increase (decrease) in net assets from operations	9,892,866	3,065,760	740,127	12,243,242	33,997

From contract transactions:
Payments received from contract owners	2,552,173	111,257	1,087	2,229,238	—
Payments for contract benefits or terminations	(8,782,915)	(1,759,201)	(439,771)	(8,285,771)	(6,909)
Transfers between sub-accounts (including fixed account), net	590,138	631,470	(29,477)	2,036,594	3,452
Contract maintenance charges	(696,051)	(6,640)	(5,902)	(615,011)	(3,217)
Adjustments to net assets allocated to contracts in payout period	(257)	(529)	(1,153)	644	—
Increase (decrease) in net assets from contract transactions	(6,336,912)	(1,023,643)	(475,216)	(4,634,306)	(6,674)

Increase (decrease) in net assets	3,555,954	2,042,117	264,911	7,608,936	27,323
Net assets at beginning of period	74,369,353	17,761,505	4,475,062	72,860,894	231,134
Net assets at end of period	$77,925,307	$19,803,622	$4,739,973	$80,469,830	$258,457

Beginning units	3,631,385	965,129	249,286	4,830,759	21,109
Units issued	445,614	62,172	4,002	610,774	473
Units redeemed	(717,881)	(109,884)	(28,555)	(769,069)	(1,055)
Ending units	3,359,118	917,417	224,733	4,672,464	20,527

The accompanying Notes to Financial Statements are an integral part of this statement.

56

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$6,358,083	$4,775	$516,198	$6,362	$4,520,507
Mortality and expense risk and administrative charges	(5,267,482)	(3,191)	(727,918)	(2,833)	(5,879,504)
Net investment income (loss)	1,090,601	1,584	(211,720)	3,529	(1,358,997)
Net realized gain (loss)	(3,275,747)	(34,910)	(268,373)	48,406	13,537,216
Capital gain distribution from mutual funds	—	5,926	786,156	5,588	4,851,595
Change in unrealized appreciation (depreciation) of investments	40,475,179	93,079	4,744,001	17,546	36,529,377
Increase (decrease) in net assets from operations	38,290,033	65,679	5,050,064	75,069	53,559,191

From contract transactions:
Payments received from contract owners	2,977,428	—	5,302,378	23,618	20,660,890
Payments for contract benefits or terminations	(59,927,895)	(15,038)	(3,111,852)	(164,401)	(37,390,050)
Transfers between sub-accounts (including fixed account), net	(2,156,009)	(178,824)	4,652,963	(18,318)	311,179
Contract maintenance charges	(5,230,118)	(4,601)	(650,284)	(5,771)	(5,893,910)
Adjustments to net assets allocated to contracts in payout period	(548)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(64,337,142)	(198,463)	6,193,205	(164,872)	(22,311,891)

Increase (decrease) in net assets	(26,047,109)	(132,784)	11,243,269	(89,803)	31,247,300
Net assets at beginning of period	397,346,252	591,746	52,233,727	543,699	432,086,938
Net assets at end of period	$371,299,143	$458,962	$63,476,996	$453,896	$463,334,238

Beginning units	31,072,348	44,371	4,073,865	34,626	29,296,217
Units issued	935,801	2,925	974,669	1,376	2,058,059
Units redeemed	(5,628,415)	(16,096)	(518,038)	(10,509)	(3,438,055)
Ending units	26,379,734	31,200	4,530,496	25,493	27,916,221

For the Year Ended December 31, 2023
From operations:
Dividends	$4,919,708	$5,032	$367,026	$5,720	$3,622,699
Mortality and expense risk and administrative charges	(5,226,026)	(2,630)	(580,240)	(2,445)	(5,116,956)
Net investment income (loss)	(306,318)	2,402	(213,214)	3,275	(1,494,257)
Net realized gain (loss)	(10,493,858)	(2,713)	349,385	4,631	5,376,145
Capital gain distribution from mutual funds	—	2,341	215,475	3,896	3,100,972
Change in unrealized appreciation (depreciation) of investments	61,314,179	73,288	6,150,997	72,662	58,552,437
Increase (decrease) in net assets from operations	50,514,003	75,318	6,502,643	84,464	65,535,297

From contract transactions:
Payments received from contract owners	4,334,663	—	6,361,236	110,000	21,676,668
Payments for contract benefits or terminations	(41,635,015)	(1,124)	(2,031,446)	(3,323)	(20,748,536)
Transfers between sub-accounts (including fixed account), net	(1,825,714)	114,413	2,258,870	(14,135)	(4,039,838)
Contract maintenance charges	(7,077,034)	(4,100)	(675,587)	(6,351)	(7,005,340)
Adjustments to net assets allocated to contracts in payout period	194	—	—	—	—
Increase (decrease) in net assets from contract transactions	(46,202,906)	109,189	5,913,073	86,191	(10,117,046)

Increase (decrease) in net assets	4,311,097	184,507	12,415,716	170,655	55,418,251
Net assets at beginning of period	393,035,155	407,239	39,818,011	373,044	376,668,687
Net assets at end of period	$397,346,252	$591,746	$52,233,727	$543,699	$432,086,938

Beginning units	34,956,593	35,358	3,556,335	28,195	30,037,106
Units issued	1,128,491	10,137	1,084,922	8,167	2,541,172
Units redeemed	(5,012,736)	(1,124)	(567,392)	(1,736)	(3,282,061)
Ending units	31,072,348	44,371	4,073,865	34,626	29,296,217

The accompanying Notes to Financial Statements are an integral part of this statement.

57

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$5,258	$21,643,249	$7,898	$80,731,926	$10,734
Mortality and expense risk and administrative charges	(1,352)	(15,691,965)	(2,590)	(84,244,120)	(3,087)
Net investment income (loss)	3,906	5,951,284	5,308	(3,512,194)	7,647
Net realized gain (loss)	(302)	8,502,007	(24,781)	(101,757,357)	(34,499)
Capital gain distribution from mutual funds	—	—	6,099	73,825,038	242
Change in unrealized appreciation (depreciation) of investments	27,339	118,656,146	75,137	712,104,545	111,035
Increase (decrease) in net assets from operations	30,943	133,109,437	61,763	680,660,032	84,425

From contract transactions:
Payments received from contract owners	—	17,314,313	—	33,902,980	—
Payments for contract benefits or terminations	(25,111)	(168,597,135)	(95,150)	(827,094,354)	(203,795)
Transfers between sub-accounts (including fixed account), net	(2,250)	1,247,596	7,550	(61,743,948)	(1,821)
Contract maintenance charges	(3,637)	(15,455,141)	(6,335)	(81,409,914)	(8,952)
Adjustments to net assets allocated to contracts in payout period	—	(584)	—	3,435	—
Increase (decrease) in net assets from contract transactions	(30,998)	(165,490,951)	(93,935)	(936,341,801)	(214,568)

Increase (decrease) in net assets	(55)	(32,381,514)	(32,172)	(255,681,769)	(130,143)
Net assets at beginning of period	248,799	1,167,348,192	518,327	5,992,757,449	718,731
Net assets at end of period	$248,744	$1,134,966,678	$486,155	$5,737,075,680	$588,588

Beginning units	16,757	77,778,988	34,591	350,538,996	48,915
Units issued	240	3,719,776	533	4,256,912	259
Units redeemed	(2,184)	(13,874,679)	(6,462)	(55,062,318)	(13,552)
Ending units	14,813	67,624,085	28,662	299,733,590	35,622

For the Year Ended December 31, 2023
From operations:
Dividends	$4,545	$18,487,335	$12,278	$128,454,870	$19,345
Mortality and expense risk and administrative charges	(1,276)	(14,964,875)	(2,485)	(83,690,941)	(3,143)
Net investment income (loss)	3,269	3,522,460	9,793	44,763,929	16,202
Net realized gain (loss)	(5,231)	(10,310,748)	(5,641)	(179,880,301)	(11,512)
Capital gain distribution from mutual funds	—	—	22,071	260,941,352	61,122
Change in unrealized appreciation (depreciation) of investments	37,555	163,768,746	32,174	547,380,746	9,869
Increase (decrease) in net assets from operations	35,593	156,980,458	58,397	673,205,726	75,681

From contract transactions:
Payments received from contract owners	—	22,301,441	13,000	36,955,418	13,500
Payments for contract benefits or terminations	(12,325)	(113,337,998)	(4,380)	(662,514,096)	(28,111)
Transfers between sub-accounts (including fixed account), net	(3,396)	1,800,131	40,655	(49,318,028)	8,769
Contract maintenance charges	(4,412)	(20,126,854)	(8,057)	(109,632,168)	(11,821)
Adjustments to net assets allocated to contracts in payout period	—	215	—	7,155	—
Increase (decrease) in net assets from contract transactions	(20,133)	(109,363,065)	41,218	(784,501,719)	(17,663)

Increase (decrease) in net assets	15,460	47,617,393	99,615	(111,295,993)	58,018
Net assets at beginning of period	233,339	1,119,730,799	418,712	6,104,053,442	660,713
Net assets at end of period	$248,799	$1,167,348,192	$518,327	$5,992,757,449	$718,731

Beginning units	18,230	85,626,716	31,673	399,592,820	50,243
Units issued	204	4,530,895	3,938	4,961,689	1,746
Units redeemed	(1,677)	(12,378,623)	(1,020)	(54,015,513)	(3,074)
Ending units	16,757	77,778,988	34,591	350,538,996	48,915

The accompanying Notes to Financial Statements are an integral part of this statement.

58

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$60,666,036	$9,617	$6,862,675	$—	$—
Mortality and expense risk and administrative charges	(64,710,095)	(2,625)	(5,559,296)	(5,912,214)	(788,185)
Net investment income (loss)	(4,044,059)	6,992	1,303,379	(5,912,214)	(788,185)
Net realized gain (loss)	(28,421,732)	7,020	14,315,076	(6,826,454)	(2,414,852)
Capital gain distribution from mutual funds	1,627,464	26,576	21,648,267	—	—
Change in unrealized appreciation (depreciation) of investments	520,367,343	37,020	20,672,917	141,557,586	19,702,019
Increase (decrease) in net assets from operations	489,529,016	77,608	57,939,639	128,818,918	16,498,982

From contract transactions:
Payments received from contract owners	17,032,669	—	20,139,287	706,564	57,581
Payments for contract benefits or terminations	(656,684,891)	(56,750)	(48,413,980)	(44,350,754)	(5,772,873)
Transfers between sub-accounts (including fixed account), net	(38,126,557)	(3,855)	2,784,220	(5,126,564)	(3,522,558)
Contract maintenance charges	(62,943,603)	(6,954)	(5,689,086)	(82,525)	(59,411)
Adjustments to net assets allocated to contracts in payout period	12,176	—	(591)	(33,241)	20,611
Increase (decrease) in net assets from contract transactions	(740,710,206)	(67,559)	(31,180,150)	(48,886,520)	(9,276,650)

Increase (decrease) in net assets	(251,181,190)	10,049	26,759,489	79,932,398	7,222,332
Net assets at beginning of period	4,659,394,020	527,346	409,278,449	343,827,507	44,988,069
Net assets at end of period	$4,408,212,830	$537,395	$436,037,938	$423,759,905	$52,210,401

Beginning units	280,422,971	38,173	31,593,517	1,478,574	203,486
Units issued	3,209,684	101	3,273,326	21,911	1,712
Units redeemed	(44,708,575)	(4,610)	(5,445,621)	(215,881)	(36,067)
Ending units	238,924,080	33,664	29,421,222	1,284,604	169,131

For the Year Ended December 31, 2023
From operations:
Dividends	$113,037,114	$6,142	$5,406,320	$—	$—
Mortality and expense risk and administrative charges	(64,775,672)	(1,926)	(5,008,379)	(4,727,597)	(658,510)
Net investment income (loss)	48,261,442	4,216	397,941	(4,727,597)	(658,510)
Net realized gain (loss)	(69,305,999)	(1,723)	2,176,223	(18,033,395)	(4,444,412)
Capital gain distribution from mutual funds	398,521,259	4,896	5,081,739	—	—
Change in unrealized appreciation (depreciation) of investments	86,729,346	52,331	45,569,502	122,273,626	18,304,926
Increase (decrease) in net assets from operations	464,206,048	59,720	53,225,405	99,512,634	13,202,004

From contract transactions:
Payments received from contract owners	20,739,742	133,647	23,862,651	1,770,102	278,868
Payments for contract benefits or terminations	(510,162,686)	(5,926)	(43,909,075)	(31,220,367)	(4,597,154)
Transfers between sub-accounts (including fixed account), net	(6,617,756)	(2,583)	4,510,104	(3,745,080)	(1,200,768)
Contract maintenance charges	(85,457,131)	(6,361)	(6,991,129)	(91,348)	(60,369)
Adjustments to net assets allocated to contracts in payout period	403	—	—	71,309	62,330
Increase (decrease) in net assets from contract transactions	(581,497,428)	118,777	(22,527,449)	(33,215,384)	(5,517,093)

Increase (decrease) in net assets	(117,291,380)	178,497	30,697,956	66,297,250	7,684,911
Net assets at beginning of period	4,776,685,400	348,849	378,580,493	277,530,257	37,303,158
Net assets at end of period	$4,659,394,020	$527,346	$409,278,449	$343,827,507	$44,988,069

Beginning units	317,750,193	29,243	33,439,491	1,633,223	231,890
Units issued	5,207,609	10,186	3,584,018	49,316	1,942
Units redeemed	(42,534,831)	(1,256)	(5,429,992)	(203,965)	(30,346)
Ending units	280,422,971	38,173	31,593,517	1,478,574	203,486

The accompanying Notes to Financial Statements are an integral part of this statement.

59

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$1,459,522	$505,233	$12,879,559	$146,106
Mortality and expense risk and administrative charges	(15,463,495)	(576,523)	(212,455)	(5,264,242)	(160,933)
Net investment income (loss)	(15,463,495)	882,999	292,778	7,615,317	(14,827)
Net realized gain (loss)	(154,084,580)	(973,792)	(332,450)	(8,656,520)	76,667
Change in unrealized appreciation (depreciation) of investments	543,614,010	(76,118)	(42,469)	(898,000)	1,189,292
Increase (decrease) in net assets from operations	374,065,935	(166,911)	(82,141)	(1,939,203)	1,251,132

From contract transactions:
Payments received from contract owners	80,882,358	242,671	877,876	8,068,869	5
Payments for contract benefits or terminations	(101,467,854)	(5,088,904)	(1,658,276)	(45,670,483)	(914,749)
Transfers between sub-accounts (including fixed account), net	(127,282,764)	1,021,359	643,262	33,572,518	58,710
Contract maintenance charges	(11,347,139)	(23,775)	(23,848)	(3,561,295)	(8,808)
Adjustments to net assets allocated to contracts in payout period	1,211	(13,943)	(2,168)	(21,541)	(274)
Increase (decrease) in net assets from contract transactions	(159,214,188)	(3,862,592)	(163,154)	(7,611,932)	(865,116)

Increase (decrease) in net assets	214,851,747	(4,029,503)	(245,295)	(9,551,135)	386,016
Net assets at beginning of period	994,324,274	40,621,827	13,710,448	360,543,290	11,059,022
Net assets at end of period	$1,209,176,021	$36,592,324	$13,465,153	$350,992,155	$11,445,038

Beginning units	15,178,584	1,855,657	706,319	26,548,262	142,506
Units issued	1,847,479	137,610	97,062	4,008,854	4,842
Units redeemed	(3,614,741)	(321,011)	(105,000)	(4,411,182)	(16,195)
Ending units	13,411,322	1,672,256	698,381	26,145,934	131,153

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$887,241	$272,581	$6,847,455	$166,064
Mortality and expense risk and administrative charges	(12,374,788)	(624,120)	(213,823)	(5,209,442)	(155,751)
Net investment income (loss)	(12,374,788)	263,121	58,758	1,638,013	10,313
Net realized gain (loss)	(164,454,763)	(1,152,376)	(288,851)	(8,764,295)	(182,965)
Change in unrealized appreciation (depreciation) of investments	464,018,713	2,290,785	676,652	17,930,183	1,599,399
Increase (decrease) in net assets from operations	287,189,162	1,401,530	446,559	10,803,901	1,426,747

From contract transactions:
Payments received from contract owners	70,033,911	127,479	176,122	10,072,797	110,019
Payments for contract benefits or terminations	(64,129,632)	(5,480,633)	(1,621,902)	(39,671,592)	(1,727,216)
Transfers between sub-accounts (including fixed account), net	(74,439,197)	248,107	132,341	28,551,630	(10,844)
Contract maintenance charges	(12,136,561)	(23,066)	(29,979)	(4,377,176)	(7,920)
Adjustments to net assets allocated to contracts in payout period	(1,857)	(1,100)	1,984	(1,069)	(223)
Increase (decrease) in net assets from contract transactions	(80,673,336)	(5,129,213)	(1,341,434)	(5,425,410)	(1,636,184)

Increase (decrease) in net assets	206,515,826	(3,727,683)	(894,875)	5,378,491	(209,437)
Net assets at beginning of period	787,808,448	44,349,510	14,605,323	355,164,799	11,268,459
Net assets at end of period	$994,324,274	$40,621,827	$13,710,448	$360,543,290	$11,059,022

Beginning units	16,254,234	2,096,060	777,508	26,815,037	156,556
Units issued	2,157,987	111,909	37,217	3,937,367	11,318
Units redeemed	(3,233,637)	(352,312)	(108,406)	(4,204,142)	(25,368)
Ending units	15,178,584	1,855,657	706,319	26,548,262	142,506

The accompanying Notes to Financial Statements are an integral part of this statement.

60

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$1,294,862	$106,418	$18,941	$51,848	$14,358
Mortality and expense risk and administrative charges	(1,580,650)	(47,335)	(12,201)	(40,627)	(50,767)
Net investment income (loss)	(285,788)	59,083	6,740	11,221	(36,409)
Net realized gain (loss)	2,105,001	392,626	(955)	(24,603)	260,218
Capital gain distribution from mutual funds	—	—	—	135,889	163,097
Change in unrealized appreciation (depreciation) of investments	11,080,102	(290,519)	13,962	277,642	507,196
Increase (decrease) in net assets from operations	12,899,315	161,190	19,747	400,149	894,102

From contract transactions:
Payments received from contract owners	6,754,539	6,000	—	2,400	1,400
Payments for contract benefits or terminations	(12,843,195)	(1,498,780)	(27,555)	(667,406)	(351,732)
Transfers between sub-accounts (including fixed account), net	(911,193)	175,729	4,729	(415,351)	97,947
Contract maintenance charges	(1,586,365)	(39)	(6)	(69)	(59)
Increase (decrease) in net assets from contract transactions	(8,586,214)	(1,317,090)	(22,832)	(1,080,426)	(252,444)

Increase (decrease) in net assets	4,313,101	(1,155,900)	(3,085)	(680,277)	641,658
Net assets at beginning of period	117,161,305	4,401,231	1,054,525	3,916,509	3,743,837
Net assets at end of period	$121,474,406	$3,245,331	$1,051,440	$3,236,232	$4,385,495

Beginning units	8,449,441	327,565	62,994	193,283	99,316
Units issued	809,492	13,264	390	1,758	8,568
Units redeemed	(1,382,269)	(103,742)	(1,758)	(52,190)	(14,095)
Ending units	7,876,664	237,087	61,626	142,851	93,789

For the Year Ended December 31, 2023
From operations:
Dividends	$1,457,435	$102,903	$16,520	$44,436	$10,575
Mortality and expense risk and administrative charges	(1,412,644)	(46,491)	(10,930)	(42,118)	(42,556)
Net investment income (loss)	44,791	56,412	5,590	2,318	(31,981)
Net realized gain (loss)	(276,963)	40,501	(2,016)	(43,592)	330,369
Capital gain distribution from mutual funds	—	—	14,963	461,840	437,973
Change in unrealized appreciation (depreciation) of investments	13,952,065	512,843	135,858	86,328	752,121
Increase (decrease) in net assets from operations	13,719,893	609,756	154,395	506,894	1,488,482

From contract transactions:
Payments received from contract owners	9,071,840	6,000	—	2,500	—
Payments for contract benefits or terminations	(6,858,585)	(154,101)	(9,787)	(330,266)	(556,824)
Transfers between sub-accounts (including fixed account), net	727,530	15,135	(2,155)	25,174	(348,593)
Contract maintenance charges	(1,894,772)	(103)	(6)	(195)	(188)
Adjustments to net assets allocated to contracts in payout period	206	—	—	—	—
Increase (decrease) in net assets from contract transactions	1,046,219	(133,069)	(11,948)	(302,787)	(905,605)

Increase (decrease) in net assets	14,766,112	476,687	142,447	204,107	582,877
Net assets at beginning of period	102,395,193	3,924,544	912,078	3,712,402	3,160,960
Net assets at end of period	$117,161,305	$4,401,231	$1,054,525	$3,916,509	$3,743,837

Beginning units	8,371,316	338,654	63,789	209,790	127,395
Units issued	1,191,920	4,305	103	5,398	239
Units redeemed	(1,113,795)	(15,394)	(898)	(21,905)	(28,318)
Ending units	8,449,441	327,565	62,994	193,283	99,316

The accompanying Notes to Financial Statements are an integral part of this statement.

61

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$37,052	$147,265
Mortality and expense risk and administrative charges	(34,313)	(145,794)
Net investment income (loss)	2,739	1,471
Net realized gain (loss)	(104,248)	712,342
Capital gain distribution from mutual funds	—	731,749
Change in unrealized appreciation (depreciation) of investments	378,630	1,229,646
Increase (decrease) in net assets from operations	277,121	2,675,208

From contract transactions:
Payments received from contract owners	1,200	2,400
Payments for contract benefits or terminations	(258,928)	(1,844,726)
Transfers between sub-accounts (including fixed account), net	23,715	(71,228)
Contract maintenance charges	(46)	(166)
Increase (decrease) in net assets from contract transactions	(234,059)	(1,913,720)

Increase (decrease) in net assets	43,062	761,488
Net assets at beginning of period	2,897,663	12,066,957
Net assets at end of period	$2,940,725	$12,828,445

Beginning units	162,433	482,523
Units issued	3,311	4,730
Units redeemed	(15,508)	(70,896)
Ending units	150,236	416,357

For the Year Ended December 31, 2023
From operations:
Dividends	$39,285	$143,909
Mortality and expense risk and administrative charges	(31,363)	(126,870)
Net investment income (loss)	7,922	17,039
Net realized gain (loss)	(138,736)	332,349
Capital gain distribution from mutual funds	602,655	784,053
Change in unrealized appreciation (depreciation) of investments	(85,782)	1,347,808
Increase (decrease) in net assets from operations	386,059	2,481,249

From contract transactions:
Payments received from contract owners	1,200	2,900
Payments for contract benefits or terminations	(217,968)	(722,409)
Transfers between sub-accounts (including fixed account), net	(12,703)	(651,228)
Contract maintenance charges	(114)	(334)
Increase (decrease) in net assets from contract transactions	(229,585)	(1,371,071)

Increase (decrease) in net assets	156,474	1,110,178
Net assets at beginning of period	2,741,189	10,956,779
Net assets at end of period	$2,897,663	$12,066,957

Beginning units	176,269	544,936
Units issued	4,215	556
Units redeemed	(18,051)	(62,969)
Ending units	162,433	482,523

The accompanying Notes to Financial Statements are an integral part of this statement.

62

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
1.    Organization
Variable Separate Account (the “Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. ("AIG") owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.
The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum
Polaris Advantage	Polaris Platinum II
Polaris Advantage II	Polaris Platinum III
Polaris Advisor	Polaris Preferred Solution
Polaris Advisor III	Polaris Protector
Polaris Advisory	Polaris Retirement Protector
Polaris Advisory Income	Polaris Select Investor
PolarisAmerica	Vista Capital Advantage
Polaris Choice	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III
The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., a wholly-owned subsidiary of AGL. No underwriting fees are paid in connection with the distribution of these contracts.
Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2024 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 3	American Funds IS Growth Fund Class 3
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS International Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS U.S. Government Securities Fund Class 3
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Small Company Growth Fund Class 1

63

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Large Cap Growth Fund Class 1	CTIVP® Principal Blue Chip Growth Fund Class 1
Columbia VP Limited Duration Credit Fund Class 2

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1(j)	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I

Ivy Variable Insurance Portfolios(g)
Macquarie VIP Asset Strategy Series Service Class(h)

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II(i)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S(f)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(b)
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 1
PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Growth Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Flexible Income Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC MidCap Account Class 2	PVC SAM Strategic Growth Portfolio Class 1
PVC Principal Capital Appreciation Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Principal Capital Appreciation Account Class 2	PVC Short-Term Income Account Class 1
PVC Real Estate Securities Account Class 1	PVC SmallCap Account Class 1
PVC Real Estate Securities Account Class 2	PVC SmallCap Account Class 2
PVC SAM Balanced Portfolio Class 1

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 1	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3
SST SA Allocation Growth Portfolio Class 1	SST SA Multi-Managed Large Cap Growth Portfolio Class 3

64

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
SST SA American Century Inflation Protection Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA American Century Inflation Protection Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3
SST SA Columbia Focused Value Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA AB Growth Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1(d)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2(d)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3(d)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1(e)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2(e)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3(e)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 2
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3

65

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Global Index Allocation 60/40 Portfolio Class 1(j)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 2
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 1
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA International Index Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA International Index Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 2
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 2
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

VALIC Company I(c)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management, LLC. “SunAmerica”, an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)     Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2024.
(c)    VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica, an affiliate of AGL, serves as the administrator to each series of VALIC Company I and as the investment sub-advisor to certain series of VALIC Company I.
(d)    Formerly SAST SA DFA Ultra Short Bond Portfolio.
(e)     Formerly SAST SA Goldman Sachs Global Bond Portfolio.
(f)    Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to April 26, 2024 (cessation of operations).
(g)    Formerly Delaware Ivy Variable Insurance Portfolios.
(h)     Formerly Delaware Ivy VIP Asset Strategy Fund.
(i)    Statement of Operations and Changes in Net Assets for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to December 6, 2024 (cessation of operations).
(j)    Sub-account had no assets and liabilities as of December 31, 2024 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL.

66

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product and ICAP product, which use a 4.00 percent assumed interest rate and a 5.00 percent assumed interest rate, respectively.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
•Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2024 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2024, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
PolarisAmerica	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%

68

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Separate Account Annual Charges*
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*    The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.
Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.
The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor, Polaris Advisor III, Polaris Advisory and Polaris Advisory Income contracts.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

69

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.
Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.
MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
•MarketLock, MarketLock for Two and Income Rewards
The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
•MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus
The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year.
The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.
The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III

70

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.
The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.70% for two covered persons
Polaris Preferred Solution

71

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Max	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

72

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
5.    Purchases and Sales of Investments
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS American High-Income Trust Class 3	$680,198	$1,200,885
American Funds IS Asset Allocation Fund Class 2	3,248,148	7,091,568
American Funds IS Asset Allocation Fund Class 3	2,567,021	3,220,895
American Funds IS Capital Income Builder Class 4	241,064	1,472,982
American Funds IS Global Growth Fund Class 2	9,456,025	27,117,005
American Funds IS Growth Fund Class 2	14,506,593	51,053,432
American Funds IS Growth Fund Class 3	7,925,540	32,043,653
American Funds IS Growth-Income Fund Class 2	17,657,716	42,928,855
American Funds IS Growth-Income Fund Class 3	8,741,102	19,813,087
American Funds IS International Fund Class 3	193,414	2,571,666
American Funds IS U.S. Government Securities Fund Class 3	1,084,927	1,780,542
American Funds IS Ultra-Short Bond Fund Class 3	574,425	841,452
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	49,612	95,675
BlackRock Global Allocation V.I. Fund Class III	61,080	186,295
Columbia VP Dividend Opportunity Fund Class 1	34,593	225,952
Columbia VP Emerging Markets Bond Fund Class 2	4,089	6,164
Columbia VP Income Opportunities Fund Class 1	621,335	834,888
Columbia VP Large Cap Growth Fund Class 1	277,011	5,585,841
Columbia VP Limited Duration Credit Fund Class 2	35,813	81,311
Columbia VP Overseas Core Fund Class 2	213,455	124,473
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	4,217	34,275
Columbia VP Small Company Growth Fund Class 1	8,635	39,696
CTIVP® Principal Blue Chip Growth Fund Class 1	71,474	176,340
FTVIP Franklin Allocation VIP Fund Class 1	770	17,803
FTVIP Franklin Allocation VIP Fund Class 2	2,476,307	5,310,568
FTVIP Franklin Income VIP Fund Class 1	232,033	248,564
FTVIP Franklin Income VIP Fund Class 2	20,313,035	22,920,297
FTVIP Franklin Strategic Income VIP Fund Class 2	118,065	739,243
Goldman Sachs VIT Government Money Market Fund Institutional Shares	5,078,691	4,858,663
Goldman Sachs VIT Government Money Market Fund Service Shares	191,206,362	213,019,862
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,128	74,608
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	691	1,087
Invesco V.I. American Franchise Fund Series I	709	45,236
Invesco V.I. American Franchise Fund Series II	29,695,581	27,539,336
Invesco V.I. Balanced-Risk Allocation Fund Series II	42,812	88,066
Invesco V.I. Comstock Fund Series I	123,243	28,936
Invesco V.I. Comstock Fund Series II	42,904,512	54,078,574
Invesco V.I. Growth and Income Fund Series I	98,637	270,122
Invesco V.I. Growth and Income Fund Series II	36,244,278	68,192,222
Macquarie VIP Asset Strategy Series Service Class	8,826	80,851
Lord Abbett Bond Debenture Portfolio Class VC	43,496	253,321
Lord Abbett Fundamental Equity Portfolio Class VC	3,917	718
Lord Abbett Growth and Income Portfolio Class VC	15,824,191	31,698,891
Lord Abbett Mid Cap Stock Portfolio Class VC	1,409,934	1,683,899
Lord Abbett Short Duration Income Portfolio Class VC	107,133	277,920
Morgan Stanley VIF Global Infrastructure Portfolio Class II	17,714	772,028
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	15,303	348,042
PIMCO All Asset Portfolio Advisor Class	5,420	4,872
PIMCO Dynamic Bond Portfolio Advisor Class	39,480	140,276
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,572,385	426,566
PIMCO Total Return Portfolio Advisor Class	61,361,778	15,584,557
PIMCO Total Return Portfolio Institutional Class	236,389	238,952
PVC Core Plus Bond Account Class 1	183,526	331,554
PVC Diversified International Account Class 1	58,399	139,348
PVC Equity Income Account Class 1	298,549	1,296,589
PVC Equity Income Account Class 2	188,892	802,814
PVC Government & High Quality Bond Account Class 1	63,542	150,650
PVC Large Cap Growth Account I Class 1	69,756	164,427
PVC MidCap Account Class 1	150,179	112,890
PVC MidCap Account Class 2	54,545	35,954
PVC Principal Capital Appreciation Account Class 1	494,521	657,660

73

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC Principal Capital Appreciation Account Class 2	$69,792	$347,727
PVC Real Estate Securities Account Class 1	26,399	33,964
PVC Real Estate Securities Account Class 2	15,047	8,530
PVC SAM Balanced Portfolio Class 1	456,539	2,068,053
PVC SAM Balanced Portfolio Class 2	414,819	3,034,182
PVC SAM Conservative Balanced Portfolio Class 1	53,519	178,503
PVC SAM Conservative Balanced Portfolio Class 2	36,180	90,546
PVC SAM Conservative Growth Portfolio Class 1	148,384	1,966,209
PVC SAM Conservative Growth Portfolio Class 2	144,975	3,207,134
PVC SAM Flexible Income Portfolio Class 1	53,875	495,846
PVC SAM Flexible Income Portfolio Class 2	70,815	373,950
PVC SAM Strategic Growth Portfolio Class 1	37,437	369,390
PVC SAM Strategic Growth Portfolio Class 2	47,812	388,209
PVC Short-Term Income Account Class 1	24,010	92,666
PVC SmallCap Account Class 1	13,638	15,342
PVC SmallCap Account Class 2	6,794	15,233
SST SA Allocation Balanced Portfolio Class 1	1,501	266
SST SA Allocation Balanced Portfolio Class 3	17,271,934	23,210,165
SST SA Allocation Growth Portfolio Class 1	42,987	131,911
SST SA Allocation Growth Portfolio Class 3	26,334,333	31,754,922
SST SA Allocation Moderate Growth Portfolio Class 1	12,361	77,617
SST SA Allocation Moderate Growth Portfolio Class 3	17,100,635	31,394,761
SST SA Allocation Moderate Portfolio Class 1	5,297	70,975
SST SA Allocation Moderate Portfolio Class 3	16,314,804	29,747,888
SST SA American Century Inflation Protection Portfolio Class 1	26,699	89,079
SST SA American Century Inflation Protection Portfolio Class 3	35,381,218	53,284,593
SST SA Columbia Focused Value Portfolio Class 3	3,777	274
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,131	39,895
SST SA Multi-Managed International Equity Portfolio Class 3	28,195	6,722
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	91,122	107,300
SST SA Multi-Managed Large Cap Value Portfolio Class 3	24,565	71,859
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	766	81,649
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	21,571	89,623
SST SA Multi-Managed Small Cap Portfolio Class 3	7,227	3,716
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	8,310	38,045
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	9,883,123	17,855,615
SST SA T. Rowe Price Growth Stock Portfolio Class 3	94,876	45,918
SAST SA AB Growth Portfolio Class 1	46,549,798	64,267,504
SAST SA AB Growth Portfolio Class 2	5,480,565	10,287,005
SAST SA AB Growth Portfolio Class 3	103,462,236	94,638,691
SAST SA AB Small & Mid Cap Value Portfolio Class 1	113,584	138,929
SAST SA AB Small & Mid Cap Value Portfolio Class 2	842,298	1,503,740
SAST SA AB Small & Mid Cap Value Portfolio Class 3	43,504,941	52,510,531
SAST SA American Funds Asset Allocation Portfolio Class 1	732,378	1,408,323
SAST SA American Funds Asset Allocation Portfolio Class 3	122,101,394	212,419,504
SAST SA American Funds Global Growth Portfolio Class 1	244,895	410,355
SAST SA American Funds Global Growth Portfolio Class 3	64,753,097	66,138,179
SAST SA American Funds Growth Portfolio Class 1	418,414	1,090,279
SAST SA American Funds Growth Portfolio Class 3	137,112,313	140,312,336
SAST SA American Funds Growth-Income Portfolio Class 1	185,167	1,228,423
SAST SA American Funds Growth-Income Portfolio Class 3	61,075,500	64,171,740
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	215,040	48,237
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	254,136,012	311,542,252
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	1,372	57,240
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	6,707,784	6,886,431
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	28,431	20,852
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	34,310,341	101,749,340
SAST SA Emerging Markets Equity Index Portfolio Class 1	35,657	35,832
SAST SA Emerging Markets Equity Index Portfolio Class 3	2,941,390	2,251,589
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	3,067,255	4,471,575
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	802,321	1,321,299
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	162,669,238	66,416,002
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	37,093	38,285
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,396,190	2,188,660
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	544,235	1,791,565

74

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	$141,182	$428,733
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	15,277,974	30,211,783
SAST SA Fixed Income Index Portfolio Class 1	32,484	2,986
SAST SA Fixed Income Index Portfolio Class 3	20,482,042	20,001,259
SAST SA Fixed Income Intermediate Index Portfolio Class 1	962	9,002
SAST SA Fixed Income Intermediate Index Portfolio Class 3	9,702,323	8,152,599
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	9,505,597	41,050,063
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	1,649,532	6,401,603
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	20,219,605	66,075,381
SAST SA Franklin Small Company Value Portfolio Class 1	14,866	11,849
SAST SA Franklin Small Company Value Portfolio Class 3	15,879,575	25,652,759
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	7,962	98,440
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	6,878,564	3,030,300
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	551,036	2,688,454
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	598,755	1,162,870
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	15,024,388	34,389,155
SAST SA Franklin Tactical Opportunities Portfolio Class 1	10,975	4,569
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,668,011	9,059,838
SAST SA Global Index Allocation 60/40 Portfolio Class 1	2,756	57,884
SAST SA Global Index Allocation 60/40 Portfolio Class 3	9,574,715	8,283,114
SAST SA Global Index Allocation 75/25 Portfolio Class 1	25,743	9,338
SAST SA Global Index Allocation 75/25 Portfolio Class 3	7,651,859	9,296,746
SAST SA Global Index Allocation 90/10 Portfolio Class 1	183,160	389,347
SAST SA Global Index Allocation 90/10 Portfolio Class 3	27,292,153	36,477,806
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	684	818
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	5,585,772	3,786,090
SAST SA Index Allocation 60/40 Portfolio Class 1	17,464	3,076
SAST SA Index Allocation 60/40 Portfolio Class 3	14,910,649	22,745,448
SAST SA Index Allocation 80/20 Portfolio Class 1	146,607	657,445
SAST SA Index Allocation 80/20 Portfolio Class 3	28,171,280	49,222,304
SAST SA Index Allocation 90/10 Portfolio Class 1	883,469	1,553,242
SAST SA Index Allocation 90/10 Portfolio Class 3	86,399,735	127,447,167
SAST SA International Index Portfolio Class 1	138,925	269,788
SAST SA International Index Portfolio Class 3	6,241,276	3,248,789
SAST SA Invesco Growth Opportunities Portfolio Class 1	77,810	932,852
SAST SA Invesco Growth Opportunities Portfolio Class 2	53,779	501,910
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,683,243	23,083,402
SAST SA Janus Focused Growth Portfolio Class 1	1,202,009	2,151,794
SAST SA Janus Focused Growth Portfolio Class 2	415,956	1,146,610
SAST SA Janus Focused Growth Portfolio Class 3	16,571,402	28,743,259
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,426,511	15,335,559
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,024,857	3,076,722
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	12,510,354	28,212,242
SAST SA JPMorgan Emerging Markets Portfolio Class 1	679,328	1,804,601
SAST SA JPMorgan Emerging Markets Portfolio Class 2	110,094	427,243
SAST SA JPMorgan Emerging Markets Portfolio Class 3	9,840,147	17,782,790
SAST SA JPMorgan Equity-Income Portfolio Class 1	10,276,100	16,712,987
SAST SA JPMorgan Equity-Income Portfolio Class 2	1,435,344	1,140,748
SAST SA JPMorgan Equity-Income Portfolio Class 3	41,193,629	35,422,711
SAST SA JPMorgan Global Equities Portfolio Class 1	3,329,509	5,094,293
SAST SA JPMorgan Global Equities Portfolio Class 2	280,632	382,626
SAST SA JPMorgan Global Equities Portfolio Class 3	8,038,229	8,616,740
SAST SA JPMorgan Large Cap Core Portfolio Class 1	3,598,928	3,658,006
SAST SA JPMorgan Large Cap Core Portfolio Class 2	381,565	435,745
SAST SA JPMorgan Large Cap Core Portfolio Class 3	16,051,490	14,001,912
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,806,680	4,265,394
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	816,247	961,510
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	91,607,201	79,712,156
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	613,535	9,516,402
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	114,274	2,630,774
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	32,044,877	39,878,171
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	7,098,236	7,594,622
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	1,219,706	1,856,966
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	30,153,725	43,078,280
SAST SA Large Cap Growth Index Portfolio Class 1	34,506	489,051

75

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Large Cap Growth Index Portfolio Class 3	$16,295,416	$11,023,842
SAST SA Large Cap Index Portfolio Class 1	7,099,847	792,051
SAST SA Large Cap Index Portfolio Class 3	18,481,972	19,821,325
SAST SA Large Cap Value Index Portfolio Class 1	113,520	131,522
SAST SA Large Cap Value Index Portfolio Class 3	16,239,109	6,188,878
SAST SA MFS Blue Chip Growth Portfolio Class 1	2,299,507	2,526,504
SAST SA MFS Blue Chip Growth Portfolio Class 2	568,917	600,488
SAST SA MFS Blue Chip Growth Portfolio Class 3	39,376,415	38,486,346
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	7,157,919	7,090,803
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	1,499,855	1,254,879
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	33,221,235	43,651,495
SAST SA MFS Total Return Portfolio Class 1	6,241,587	14,103,435
SAST SA MFS Total Return Portfolio Class 2	1,716,930	2,271,119
SAST SA MFS Total Return Portfolio Class 3	27,724,955	30,830,461
SAST SA Mid Cap Index Portfolio Class 1	32,896	254,197
SAST SA Mid Cap Index Portfolio Class 3	12,409,668	10,512,745
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,327,886	3,146,737
SAST SA Morgan Stanley International Equities Portfolio Class 2	322,119	1,105,509
SAST SA Morgan Stanley International Equities Portfolio Class 3	11,408,738	16,049,751
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	1,177,553	1,676,821
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	130,321	431,226
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	29,097,076	25,173,197
SAST SA PIMCO RAE International Value Portfolio Class 1	27,079	11,147
SAST SA PIMCO RAE International Value Portfolio Class 2	816,685	1,220,638
SAST SA PIMCO RAE International Value Portfolio Class 3	33,918,671	44,188,468
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	59,842	7,527
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	69,785,119	152,543,532
SAST SA PineBridge High-Yield Bond Portfolio Class 1	5,643,430	6,746,724
SAST SA PineBridge High-Yield Bond Portfolio Class 2	661,119	1,013,652
SAST SA PineBridge High-Yield Bond Portfolio Class 3	14,314,380	14,007,627
SAST SA Putnam International Growth and Income Portfolio Class 1	2,076,744	2,730,726
SAST SA Putnam International Growth and Income Portfolio Class 2	379,221	637,481
SAST SA Putnam International Growth and Income Portfolio Class 3	12,946,250	14,544,667
SAST SA Schroders VCP Global Allocation Portfolio Class 1	93,249	23,000
SAST SA Schroders VCP Global Allocation Portfolio Class 3	12,572,943	75,819,484
SAST SA Small Cap Index Portfolio Class 1	49,924	240,876
SAST SA Small Cap Index Portfolio Class 3	11,494,261	4,726,621
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	35,803	191,558
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	25,136,745	43,956,039
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	7,965	35,057
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	45,070,514	204,610,181
SAST SA VCP Dynamic Allocation Portfolio Class 1	21,862	104,390
SAST SA VCP Dynamic Allocation Portfolio Class 3	173,815,812	1,039,844,770
SAST SA VCP Dynamic Strategy Portfolio Class 1	13,913	220,592
SAST SA VCP Dynamic Strategy Portfolio Class 3	79,750,933	822,877,734
SAST SA VCP Index Allocation Portfolio Class 1	37,021	71,011
SAST SA VCP Index Allocation Portfolio Class 3	54,992,894	63,221,399
SAST SA Wellington Capital Appreciation Portfolio Class 1	3,177,328	57,976,063
SAST SA Wellington Capital Appreciation Portfolio Class 2	293,396	10,316,154
SAST SA Wellington Capital Appreciation Portfolio Class 3	70,923,665	245,601,347
SAST SA Wellington Government and Quality Bond Portfolio Class 1	3,709,231	6,688,823
SAST SA Wellington Government and Quality Bond Portfolio Class 2	2,330,252	2,201,016
SAST SA Wellington Government and Quality Bond Portfolio Class 3	53,422,177	53,419,176
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	522,473	1,402,417
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,660,935	17,532,937
VALIC Company I International Equities Index Fund	281,742	1,539,749
VALIC Company I International Socially Responsible Fund	25,113	41,203
VALIC Company I Mid Cap Index Fund	216,990	1,150,306
VALIC Company I Nasdaq-100 Index Fund	524,577	650,333
VALIC Company I Small Cap Index Fund	85,297	316,616
VALIC Company I Stock Index Fund	990,866	2,171,366

76

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2024, follows:

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	57,029	137.46	141.24	8,048,800	6.46	1.30	1.40	8.25	8.36
American Funds IS Asset Allocation Fund Class 2	1,070,333	41.40	43.76	46,625,192	2.13	1.52	1.77	14.38	14.67
American Funds IS Asset Allocation Fund Class 3	235,994	132.44	136.08	32,080,177	2.23	1.30	1.40	14.89	15.00
American Funds IS Capital Income Builder Class 4	116,914	13.41	14.72	1,712,912	3.15	1.10	1.70	8.07	8.72
American Funds IS Global Growth Fund Class 2	1,847,979	68.87	76.15	139,462,552	1.57	1.52	1.97	11.45	11.96
American Funds IS Growth Fund Class 2	2,830,216	106.96	118.22	331,718,556	0.34	1.52	1.97	29.04	29.63
American Funds IS Growth Fund Class 3	245,900	1,093.66	1,123.78	276,093,386	0.39	1.30	1.40	29.87	30.00
American Funds IS Growth-Income Fund Class 2	3,433,086	64.59	71.42	242,956,708	1.10	1.52	1.97	21.79	22.34
American Funds IS Growth-Income Fund Class 3	283,172	533.36	548.05	155,012,171	1.16	1.30	1.40	22.59	22.71
American Funds IS International Fund Class 3	191,667	74.08	76.12	14,569,328	1.23	1.30	1.40	1.75	1.85
American Funds IS U.S. Government Securities Fund Class 3	126,614	38.68	39.75	5,024,759	3.73	1.30	1.40	-0.62	-0.52
American Funds IS Ultra-Short Bond Fund Class 3	194,120	20.03	20.58	3,987,997	4.95	1.30	1.40	3.44	3.55
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	21,538	16.00	16.91	352,618	1.99	1.10	1.40	9.80	10.13
BlackRock Global Allocation V.I. Fund Class III	31,713	13.50	14.92	465,794	1.27	1.10	1.70	7.08	7.73
Columbia VP Dividend Opportunity Fund Class 1	50,874	29.14	30.94	1,562,163	0.00	1.52	1.77	13.38	13.67
Columbia VP Emerging Markets Bond Fund Class 2	6,748		11.14	75,188	4.98		1.10		4.97
Columbia VP Income Opportunities Fund Class 1	185,318	27.12	31.02	5,595,499	5.62	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	642,293	33.19	34.67	22,075,522	0.00	1.52	2.02	28.69	29.34
Columbia VP Limited Duration Credit Fund Class 2	17,340	10.26	10.86	186,463	3.20	1.10	1.70	2.86	3.48
Columbia VP Overseas Core Fund Class 2	92,049	13.47	13.77	1,265,563	4.08	1.52	1.77	1.42	1.67
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	9,396	35.49	40.38	374,625	0.00	1.52	1.77	21.50	21.80
Columbia VP Small Company Growth Fund Class 1	7,556	46.50	49.39	369,882	2.40	1.52	1.77	21.92	22.23
CTIVP® Principal Blue Chip Growth Fund Class 1	66,172	29.55	30.19	1,992,922	0.00	1.52	1.77	19.28	19.58
FTVIP Franklin Allocation VIP Fund Class 1	—		14.17	—	2.28		0.55		10.07
FTVIP Franklin Allocation VIP Fund Class 2	1,666,775	15.92	17.10	30,558,095	2.05	1.00	2.30	6.66	8.06
FTVIP Franklin Income VIP Fund Class 1	73,795	13.96	14.34	1,048,070	5.74	0.40	0.80	6.60	7.03
FTVIP Franklin Income VIP Fund Class 2	6,663,118	16.37	16.94	131,934,535	5.15	1.00	2.30	4.75	6.13
FTVIP Franklin Strategic Income VIP Fund Class 2	35,756	10.27	10.73	383,429	6.57	1.10	1.40	2.57	2.88
Goldman Sachs VIT Government Money Market Fund Institutional Shares	974,129	10.46	11.43	10,407,837	4.51	0.40	1.52	3.58	4.75
Goldman Sachs VIT Government Money Market Fund Service Shares	28,336,955	9.51	10.65	293,885,758	4.87	1.00	2.30	2.51	3.86
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	22,834	9.78	10.28	233,201	2.32	1.10	1.40	1.67	1.98
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,375	12.71	13.71	18,589	3.24	1.10	1.35	10.25	10.53
Invesco V.I. American Franchise Fund Series I	1,287	24.94	25.62	32,311	0.00	0.40	0.80	33.81	34.35
Invesco V.I. American Franchise Fund Series II	2,933,412	43.62	49.06	168,466,663	0.00	1.00	2.30	31.49	33.22
Invesco V.I. Balanced-Risk Allocation Fund Series II	41,040	11.49	12.94	524,344	5.69	1.10	1.70	1.80	2.42
Invesco V.I. Comstock Fund Series I	53,878	18.11	18.60	994,442	1.80	0.40	0.80	14.25	14.71
Invesco V.I. Comstock Fund Series II	9,082,181	26.85	28.07	321,095,305	1.52	1.00	2.30	12.24	13.72
Invesco V.I. Growth and Income Fund Series I	57,068	16.77	17.23	972,844	1.38	0.40	0.80	15.07	15.53
Invesco V.I. Growth and Income Fund Series II	9,153,541	25.04	26.17	322,530,330	1.21	1.00	2.30	13.08	14.56
Macquarie VIP Asset Strategy Series Service Class	9,007	13.59	14.89	132,529	1.58	1.10	1.70	10.53	11.20
Lord Abbett Bond Debenture Portfolio Class VC	50,438	12.58	12.95	648,580	4.78	1.10	1.40	5.23	5.55
Lord Abbett Fundamental Equity Portfolio Class VC	2,949		19.85	58,524	0.77		1.10		15.37
Lord Abbett Growth and Income Portfolio Class VC	4,485,967	18.47	23.68	140,503,134	0.85	0.40	2.30	17.85	20.12
Lord Abbett Mid Cap Stock Portfolio Class VC	319,341	32.48	34.38	10,943,975	0.46	1.52	1.77	12.87	13.16
Lord Abbett Short Duration Income Portfolio Class VC	156,552	10.29	10.96	1,711,151	4.23	1.10	1.70	3.36	3.98
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—	13.25	14.87	—	1.82	1.10	1.70	14.50	15.14
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	—	12.95	13.27	—	4.20	1.10	1.40	4.39	4.49
PIMCO All Asset Portfolio Advisor Class	833	12.91	13.15	10,760	7.70	1.10	1.35	2.18	2.44
PIMCO Dynamic Bond Portfolio Advisor Class	38,952	10.77	11.41	441,384	4.82	1.10	1.70	3.72	4.35
PIMCO Emerging Markets Bond Portfolio Advisor Class	508,334	9.87	10.17	5,117,672	6.22	1.00	1.55	5.76	6.35
PIMCO Total Return Portfolio Advisor Class	27,932,857	8.90	9.46	259,915,459	3.94	1.00	1.95	0.44	1.41
PIMCO Total Return Portfolio Institutional Class	120,562	9.57	9.89	1,178,574	4.23	0.40	0.80	1.86	2.28
PVC Core Plus Bond Account Class 1	269,955	9.27	9.56	2,570,672	3.13	1.40	1.95	-1.06	-0.51
PVC Diversified International Account Class 1	52,727	9.16	10.80	548,083	2.84	1.40	1.95	2.67	3.24
PVC Equity Income Account Class 1	279,983	30.57	33.58	9,309,859	2.11	1.40	1.80	13.43	13.88
PVC Equity Income Account Class 2	186,967	27.82	29.56	5,615,729	1.93	1.52	1.95	12.99	13.48
PVC Government & High Quality Bond Account Class 1	126,235	6.71	7.98	967,548	2.89	1.40	1.95	-1.34	-0.79
PVC Large Cap Growth Account I Class 1	68,137	19.84	20.45	1,383,786	0.00	1.40	1.95	22.71	23.39
PVC MidCap Account Class 1	31,839	50.79	55.74	1,753,741	0.25	1.40	1.80	18.11	18.59
PVC MidCap Account Class 2	12,620	46.17	50.64	632,453	0.05	1.55	1.95	17.65	18.13
PVC Principal Capital Appreciation Account Class 1	214,693	56.67	62.23	13,253,827	0.77	1.40	1.80	23.59	24.09
PVC Principal Capital Appreciation Account Class 2	34,000	51.47	56.46	1,916,771	0.57	1.55	1.95	23.10	23.60
PVC Real Estate Securities Account Class 1	7,206	45.60	47.83	343,227	2.35	1.40	1.55	3.95	4.11
PVC Real Estate Securities Account Class 2	4,604	42.75	44.62	203,797	2.20	1.55	1.70	3.62	3.78
PVC SAM Balanced Portfolio Class 1	849,315	22.42	24.63	20,330,351	2.03	1.40	1.80	10.61	11.05
PVC SAM Balanced Portfolio Class 2	781,997	20.50	22.64	17,361,705	1.80	1.52	1.95	10.20	10.68

77

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Conservative Balanced Portfolio Class 1	145,244	13.52	14.83	2,088,522	2.56	1.40	1.80	7.01	7.44
PVC SAM Conservative Balanced Portfolio Class 2	109,569	12.38	19.04	1,493,834	2.42	1.52	1.95	6.58	7.04
PVC SAM Conservative Growth Portfolio Class 1	343,930	26.99	29.62	9,896,281	1.44	1.40	1.80	13.16	13.62
PVC SAM Conservative Growth Portfolio Class 2	358,096	24.59	27.11	9,537,859	1.21	1.52	1.95	12.71	13.20
PVC SAM Flexible Income Portfolio Class 1	110,385	13.73	15.09	1,613,299	2.80	1.40	1.80	4.78	5.20
PVC SAM Flexible Income Portfolio Class 2	168,919	12.59	17.08	2,335,338	2.81	1.52	1.95	4.36	4.81
PVC SAM Strategic Growth Portfolio Class 1	95,902	32.15	35.25	3,294,409	1.11	1.40	1.80	14.92	15.39
PVC SAM Strategic Growth Portfolio Class 2	151,362	29.30	32.39	4,782,299	0.93	1.52	1.95	14.41	14.91
PVC Short-Term Income Account Class 1	86,569	7.07	8.32	688,776	3.23	1.40	1.95	3.05	3.62
PVC SmallCap Account Class 1	17,881	19.31	21.18	366,668	0.37	1.40	1.80	5.08	5.50
PVC SmallCap Account Class 2	11,333	17.62	19.27	216,843	0.14	1.55	1.95	4.59	5.01
SST SA Allocation Balanced Portfolio Class 1	2,773		14.62	40,538	2.13		0.40		7.80
SST SA Allocation Balanced Portfolio Class 3	7,858,435	13.37	16.62	152,339,811	1.84	1.00	2.30	5.62	7.01
SST SA Allocation Growth Portfolio Class 1	59,728	18.58	19.18	1,136,959	1.39	0.40	0.80	13.08	13.54
SST SA Allocation Growth Portfolio Class 3	11,141,040	17.31	24.06	300,075,787	1.21	1.00	2.02	11.41	12.56
SST SA Allocation Moderate Growth Portfolio Class 1	17,386	17.22	17.43	302,236	1.59	0.40	0.55	11.27	11.44
SST SA Allocation Moderate Growth Portfolio Class 3	9,929,958	15.77	19.86	228,337,018	1.49	1.00	2.30	9.01	10.44
SST SA Allocation Moderate Portfolio Class 1	9,397	16.16	16.35	153,285	1.59	0.40	0.55	10.04	10.21
SST SA Allocation Moderate Portfolio Class 3	8,004,348	14.86	18.74	173,894,476	1.63	1.00	2.30	7.90	9.32
SST SA American Century Inflation Protection Portfolio Class 1	9,658	10.63	10.98	105,312	4.22	0.40	0.80	0.89	1.30
SST SA American Century Inflation Protection Portfolio Class 3	22,406,661	9.80	10.21	253,562,086	3.38	1.00	2.30	-0.75	0.56
SST SA Columbia Focused Value Portfolio Class 3	1,139	20.54	22.39	25,168	2.04	1.10	1.35	10.97	11.25
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,962	9.31	10.12	138,385	2.91	1.10	1.70	-0.30	0.31
SST SA Multi-Managed International Equity Portfolio Class 3	22,010	13.26	13.47	294,774	2.16	1.10	1.40	1.32	1.63
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	25,114	27.48	32.37	733,044	0.00	1.10	1.70	32.17	32.97
SST SA Multi-Managed Large Cap Value Portfolio Class 3	6,088	18.65	19.84	118,862	1.74	1.10	1.40	8.77	9.09
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	6,956	24.56	26.80	182,411	0.00	1.10	1.40	21.19	21.55
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	12,114	17.44	20.10	240,544	0.75	1.10	1.70	11.89	12.57
SST SA Multi-Managed Small Cap Portfolio Class 3	10,727	16.67	18.63	188,395	0.12	1.10	1.40	8.68	9.01
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	27,585	19.83	20.07	548,077	1.60	0.40	0.55	18.56	18.74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,508,183	18.95	19.83	106,842,220	1.37	1.00	1.55	17.06	17.70
SST SA T. Rowe Price Growth Stock Portfolio Class 3	13,835	27.33	31.68	434,757	0.00	1.10	1.35	27.26	27.58
SAST SA AB Growth Portfolio Class 1	5,468,855	27.47	53.96	457,678,630	0.00	0.40	1.77	23.05	24.75
SAST SA AB Growth Portfolio Class 2	247,941	181.87	208.14	49,414,654	0.00	1.40	1.97	22.60	23.30
SAST SA AB Growth Portfolio Class 3	6,633,250	52.54	56.10	572,304,389	0.00	1.00	2.30	22.09	23.70
SAST SA AB Small & Mid Cap Value Portfolio Class 1	61,125	14.95	15.35	930,939	0.64	0.40	0.80	8.94	9.38
SAST SA AB Small & Mid Cap Value Portfolio Class 2	154,882	50.07	55.40	8,513,349	0.49	1.52	1.97	7.51	8.00
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,169,183	22.75	28.56	319,762,801	0.43	1.00	2.30	6.99	8.40
SAST SA American Funds Asset Allocation Portfolio Class 1	430,248	18.27	18.86	8,046,142	1.90	0.40	0.80	15.49	15.96
SAST SA American Funds Asset Allocation Portfolio Class 3	59,390,837	22.17	23.62	1,660,139,844	1.80	1.00	2.30	13.53	15.02
SAST SA American Funds Global Growth Portfolio Class 1	68,384	18.11	18.60	1,260,991	0.92	0.40	0.80	12.77	13.22
SAST SA American Funds Global Growth Portfolio Class 3	9,742,004	28.07	31.60	353,252,815	0.56	1.00	2.30	10.66	12.12
SAST SA American Funds Growth Portfolio Class 1	165,744	27.85	28.61	4,698,987	0.28	0.40	0.80	30.59	31.11
SAST SA American Funds Growth Portfolio Class 3	16,549,730	49.44	51.72	1,001,698,611	0.07	1.00	2.30	28.30	29.99
SAST SA American Funds Growth-Income Portfolio Class 1	82,188	20.98	21.55	1,754,189	1.26	0.40	0.80	23.17	23.67
SAST SA American Funds Growth-Income Portfolio Class 3	11,186,145	34.71	34.89	454,262,483	0.92	1.00	2.30	21.06	22.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	57,702	17.28	17.49	1,001,506	1.41	0.40	0.55	17.06	17.24
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	79,837,572	15.87	17.98	1,614,499,081	1.09	1.00	2.30	14.74	16.25
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	14,131	12.57	12.70	179,502	0.00	0.55	0.80	11.29	11.57
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,321,083	12.04	12.33	52,654,272	0.00	1.00	1.55	10.17	10.78
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	33,004	13.00	13.42	438,289	1.60	0.40	0.80	7.26	7.69
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	43,371,219	12.17	12.26	559,758,539	1.29	1.00	1.90	5.84	6.80
SAST SA Emerging Markets Equity Index Portfolio Class 1	19,021	10.08	10.35	195,811	1.99	0.40	0.80	4.97	5.40
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,792,660	9.43	9.78	17,222,505	1.87	1.00	1.55	3.93	4.51
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,048,793	11.90	30.73	32,936,605	3.28	0.40	1.77	0.55	1.94
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	315,792	28.46	31.52	9,885,557	3.11	1.52	1.97	0.18	0.64
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	42,498,156	12.05	15.60	838,527,436	3.22	1.00	2.30	-0.28	1.04
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	26,786	15.06	15.19	403,415	0.34	0.40	0.55	7.25	7.41
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	931,140	14.04	14.48	13,276,457	0.11	1.00	1.55	5.91	6.49
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	279,728	15.21	46.43	13,526,617	2.20	0.40	1.77	6.06	7.53
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	63,184	43.08	47.66	2,960,924	2.06	1.52	1.97	5.71	6.19
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,091,148	14.57	16.86	118,266,867	1.90	1.00	2.30	5.15	6.54
SAST SA Fixed Income Index Portfolio Class 1	7,614	10.21	10.51	79,388	3.41	0.40	0.80	0.28	0.68
SAST SA Fixed Income Index Portfolio Class 3	7,432,362	9.49	9.88	71,988,044	2.51	1.00	1.55	-0.71	-0.16
SAST SA Fixed Income Intermediate Index Portfolio Class 1	2,284		10.83	24,747	2.33		0.40		2.50
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,803,052	9.78	10.18	37,963,915	2.57	1.00	1.55	1.01	1.57
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,405,103	18.38	37.69	272,141,857	2.17	0.40	1.77	16.66	18.27
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	346,965	100.99	115.39	38,540,949	2.03	1.40	1.97	16.18	16.85
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	6,332,083	27.11	27.24	316,611,747	1.91	1.00	2.30	15.70	17.23
SAST SA Franklin Small Company Value Portfolio Class 1	9,476	15.87	16.30	153,164	0.98	0.40	0.80	11.06	11.51
SAST SA Franklin Small Company Value Portfolio Class 3	5,030,119	22.66	24.62	137,488,224	0.73	1.00	2.30	9.12	10.55
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	7,507	19.82	20.24	151,570	0.53	0.40	0.80	29.32	29.84
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,028,316	18.81	19.36	19,630,697	0.54	1.00	1.55	28.07	28.78

78

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	392,252	20.22	52.42	21,229,765	1.32	0.40	1.77	18.24	19.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	92,871	48.72	53.83	4,953,002	1.16	1.52	1.97	17.81	18.34
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,666,556	30.66	39.25	171,417,785	1.06	1.00	2.30	17.32	18.86
SAST SA Franklin Tactical Opportunities Portfolio Class 1	11,387	15.35	15.80	179,060	0.17	0.40	0.80	12.01	12.46
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,703,541	14.28	14.86	82,922,155	0.14	1.00	1.55	10.82	11.44
SAST SA Global Index Allocation 60/40 Portfolio Class 1	—	14.08	14.46	—	1.59	0.40	0.80	10.13	10.53
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,225,036	12.92	13.41	68,784,621	1.90	1.00	1.55	6.94	7.54
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,332	14.55	14.79	419,133	1.56	0.55	0.80	9.64	9.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,322,437	13.61	14.12	73,799,220	1.32	1.00	1.55	8.53	9.13
SAST SA Global Index Allocation 90/10 Portfolio Class 1	276,399	15.52	15.67	4,315,184	1.57	0.40	0.55	11.25	11.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,571,964	14.27	14.80	270,121,574	1.36	1.00	1.55	9.87	10.48
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	410		15.66	6,424	4.75		0.40		13.25
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,280,437	14.15	14.73	32,901,045	4.49	1.00	1.55	11.65	12.27
SAST SA Index Allocation 60/40 Portfolio Class 1	22,724		17.38	394,933	1.48		0.55		11.69
SAST SA Index Allocation 60/40 Portfolio Class 3	11,753,207	15.55	16.44	189,125,335	1.21	1.00	1.70	10.11	10.89
SAST SA Index Allocation 80/20 Portfolio Class 1	147,486	19.46	20.08	2,933,331	1.31	0.40	0.80	14.26	14.72
SAST SA Index Allocation 80/20 Portfolio Class 3	19,804,029	17.97	18.77	363,676,723	1.13	1.00	1.55	13.08	13.71
SAST SA Index Allocation 90/10 Portfolio Class 1	408,279	20.60	21.26	8,574,014	1.36	0.40	0.80	15.48	15.94
SAST SA Index Allocation 90/10 Portfolio Class 3	53,902,314	19.03	19.88	1,049,272,647	1.11	1.00	1.55	14.29	14.93
SAST SA International Index Portfolio Class 1	91,043	12.11	12.43	1,121,403	2.35	0.40	0.80	2.21	2.62
SAST SA International Index Portfolio Class 3	2,295,399	11.62	12.18	27,426,962	2.43	1.00	1.65	1.15	1.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	376,904	16.24	17.13	6,829,804	0.00	0.40	1.77	14.37	15.96
SAST SA Invesco Growth Opportunities Portfolio Class 2	135,989	15.88	17.60	2,378,955	0.00	1.52	1.97	13.94	14.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,575,209	24.19	29.21	119,953,105	0.00	1.00	2.30	13.35	14.84
SAST SA Janus Focused Growth Portfolio Class 1	308,727	26.16	53.67	17,134,860	0.00	0.40	1.77	26.25	28.01
SAST SA Janus Focused Growth Portfolio Class 2	161,838	51.98	55.02	8,831,980	0.00	1.52	1.77	26.08	26.39
SAST SA Janus Focused Growth Portfolio Class 3	2,869,597	39.38	43.58	147,030,518	0.00	1.00	2.30	25.31	26.95
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,486,914	16.03	20.26	93,898,271	1.75	0.55	1.77	7.60	8.92
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	479,243	33.28	36.81	17,446,596	1.62	1.52	1.97	7.20	7.69
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,608,670	19.09	20.58	195,378,916	1.55	1.00	2.30	6.77	8.18
SAST SA JPMorgan Emerging Markets Portfolio Class 1	552,160	10.32	19.95	11,348,772	3.00	0.40	1.77	8.68	10.18
SAST SA JPMorgan Emerging Markets Portfolio Class 2	102,623	18.49	20.47	2,080,011	2.76	1.52	1.97	8.34	8.83
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,088,433	10.91	11.03	88,766,956	2.70	1.00	2.30	7.71	9.13
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,089,459	18.20	29.53	101,578,780	2.42	0.40	1.77	10.71	12.24
SAST SA JPMorgan Equity-Income Portfolio Class 2	103,889	85.98	95.33	9,793,172	2.38	1.52	1.97	10.36	10.86
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,602,757	27.16	27.74	231,694,756	2.23	1.00	2.30	9.89	11.34
SAST SA JPMorgan Global Equities Portfolio Class 1	637,588	17.73	52.79	34,698,905	1.34	0.40	1.77	19.49	21.15
SAST SA JPMorgan Global Equities Portfolio Class 2	50,983	49.09	55.82	2,757,563	1.20	1.40	1.97	19.08	19.77
SAST SA JPMorgan Global Equities Portfolio Class 3	1,592,358	21.58	24.05	44,630,159	1.14	1.00	2.30	18.61	20.17
SAST SA JPMorgan Large Cap Core Portfolio Class 1	344,246	22.36	71.78	25,774,898	0.39	0.40	1.77	21.63	23.32
SAST SA JPMorgan Large Cap Core Portfolio Class 2	49,082	66.45	73.64	3,588,907	0.25	1.52	1.97	21.22	21.77
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,783,573	32.86	33.52	78,526,232	0.16	1.00	2.30	20.69	22.28
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	979,216	11.11	27.65	27,771,686	3.66	0.40	1.77	0.35	1.74
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	188,977	26.69	28.30	5,319,273	3.50	1.52	1.77	0.20	0.45
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,371,729	10.32	11.99	576,745,346	3.48	1.00	2.30	-0.53	0.78
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,214,214	21.36	28.61	59,674,528	0.00	0.40	1.77	12.24	13.80
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	291,087	44.41	50.69	14,138,410	0.00	1.40	1.97	11.78	12.43
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,738,498	34.58	43.07	337,488,920	0.00	1.00	2.30	11.32	12.79
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,613,883	10.94	11.30	19,208,042	3.70	0.40	1.77	3.45	4.88
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	533,456	10.49	11.59	6,157,089	3.63	1.52	1.97	3.16	3.62
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	17,743,987	7.48	9.71	165,011,098	3.61	1.00	2.30	2.67	4.03
SAST SA Large Cap Growth Index Portfolio Class 1	27,074	25.84	26.54	712,331	0.51	0.40	0.80	34.60	35.14
SAST SA Large Cap Growth Index Portfolio Class 3	2,454,906	23.94	25.08	60,483,598	0.43	1.00	1.70	33.02	33.96
SAST SA Large Cap Index Portfolio Class 1	426,331	24.06	24.77	10,407,814	0.59	0.40	0.80	23.67	24.16
SAST SA Large Cap Index Portfolio Class 3	4,544,844	22.39	23.30	103,604,552	1.07	1.00	1.55	22.45	23.13
SAST SA Large Cap Value Index Portfolio Class 1	28,624	19.01	19.53	553,826	1.03	0.40	0.80	11.01	11.46
SAST SA Large Cap Value Index Portfolio Class 3	3,395,426	17.78	18.44	61,524,453	0.95	1.00	1.55	9.91	10.52
SAST SA MFS Blue Chip Growth Portfolio Class 1	342,649	27.44	30.84	11,232,751	0.09	0.40	1.77	33.36	35.21
SAST SA MFS Blue Chip Growth Portfolio Class 2	116,484	29.89	31.69	3,650,518	0.00	1.52	1.77	33.12	33.46
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,303,686	45.53	45.91	159,409,330	0.00	1.00	2.30	32.30	34.04
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	454,145	21.01	40.23	41,483,101	1.03	0.40	1.77	17.54	19.17
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	74,986	81.58	90.02	6,652,370	0.91	1.52	1.97	17.14	17.67
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,600,846	31.78	35.74	179,501,694	0.76	1.00	2.30	16.62	18.16
SAST SA MFS Total Return Portfolio Class 1	1,293,671	16.27	26.99	75,819,400	2.39	0.40	1.77	5.74	7.21
SAST SA MFS Total Return Portfolio Class 2	292,978	53.58	59.31	17,147,419	2.23	1.52	1.97	5.35	5.83
SAST SA MFS Total Return Portfolio Class 3	7,089,697	18.66	19.53	203,000,466	2.19	1.00	2.30	4.90	6.28
SAST SA Mid Cap Index Portfolio Class 1	28,456	17.04	17.50	493,095	0.96	0.40	0.80	12.59	13.05
SAST SA Mid Cap Index Portfolio Class 3	4,330,396	15.89	17.02	72,262,183	0.95	1.00	1.95	11.07	12.13
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,002,056	12.13	17.31	18,363,281	1.81	0.40	1.77	1.20	2.60
SAST SA Morgan Stanley International Equities Portfolio Class 2	298,998	16.06	17.76	5,237,589	1.62	1.52	1.97	0.73	1.19
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,635,019	11.57	13.09	86,205,380	1.55	1.00	2.30	0.32	1.64
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	594,889	9.24	11.38	10,612,113	2.32	0.40	1.77	-3.16	-1.81
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	139,389	16.08	17.77	2,452,740	2.07	1.52	1.97	-3.44	-3.00

79

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,777,357	8.21	8.66	173,509,804	2.20	1.00	2.30	-3.84	-2.58
SAST SA PIMCO RAE International Value Portfolio Class 1	12,822	10.55	10.66	136,607	3.86	0.40	0.55	1.38	1.53
SAST SA PIMCO RAE International Value Portfolio Class 2	349,616	18.73	20.99	7,292,963	3.63	1.52	1.97	-0.14	0.32
SAST SA PIMCO RAE International Value Portfolio Class 3	15,564,011	10.19	11.76	231,073,598	3.45	1.00	2.30	-0.57	0.74
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	6,948	14.18	14.63	101,094	6.04	0.40	0.80	8.48	8.92
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	50,459,916	13.21	14.40	774,135,056	4.17	1.00	1.90	6.90	7.87
SAST SA PineBridge High-Yield Bond Portfolio Class 1	569,532	14.00	39.79	23,870,236	6.66	0.40	1.77	5.73	7.20
SAST SA PineBridge High-Yield Bond Portfolio Class 2	127,460	36.72	40.71	5,152,945	6.39	1.52	1.97	5.14	5.62
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,264,004	15.69	17.33	78,410,601	6.72	1.00	2.30	4.77	6.15
SAST SA Putnam International Growth and Income Portfolio Class 1	847,248	13.54	15.44	18,980,115	3.38	0.40	1.77	3.88	5.32
SAST SA Putnam International Growth and Income Portfolio Class 2	203,119	20.02	22.09	4,449,859	3.17	1.52	1.97	3.48	3.95
SAST SA Putnam International Growth and Income Portfolio Class 3	4,428,894	11.21	15.11	78,487,212	3.02	1.00	2.30	3.05	4.41
SAST SA Schroders VCP Global Allocation Portfolio Class 1	25,266	13.93	14.10	354,259	2.21	0.40	0.55	11.11	11.27
SAST SA Schroders VCP Global Allocation Portfolio Class 3	26,379,734	12.85	13.38	371,299,143	1.65	1.00	1.90	9.44	10.44
SAST SA Small Cap Index Portfolio Class 1	31,200	14.45	14.84	458,962	0.91	0.40	0.80	9.96	10.40
SAST SA Small Cap Index Portfolio Class 3	4,530,496	13.33	14.28	63,476,996	0.89	1.00	1.95	8.52	9.56
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	25,493	17.80	18.00	453,896	1.28	0.40	0.55	13.65	13.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,916,221	15.81	16.93	463,334,238	1.01	1.00	1.95	11.77	12.84
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	14,813	16.77	16.97	248,744	2.11	0.40	0.55	13.06	13.23
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	67,624,085	15.25	15.94	1,134,966,678	1.88	1.00	1.90	11.18	12.19
SAST SA VCP Dynamic Allocation Portfolio Class 1	28,662	16.60	17.13	486,155	1.57	0.40	0.80	12.85	13.30
SAST SA VCP Dynamic Allocation Portfolio Class 3	299,733,590	15.42	17.56	5,737,075,680	1.38	1.00	2.02	11.27	12.42
SAST SA VCP Dynamic Strategy Portfolio Class 1	35,622	16.40	16.60	588,588	1.64	0.40	0.55	12.31	12.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	238,924,080	15.01	17.05	4,408,212,830	1.34	1.00	2.02	10.36	11.50
SAST SA VCP Index Allocation Portfolio Class 1	33,664	15.90	16.08	537,395	1.81	0.40	0.55	15.56	15.74
SAST SA VCP Index Allocation Portfolio Class 3	29,421,222	14.53	15.12	436,037,938	1.62	1.00	1.55	14.07	14.70
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,284,604	26.27	81.74	423,759,905	0.00	0.40	1.77	39.26	41.19
SAST SA Wellington Capital Appreciation Portfolio Class 2	169,131	283.30	318.27	52,210,401	0.00	1.40	1.97	38.79	39.59
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,411,322	49.03	66.93	1,209,176,021	0.00	1.00	2.30	38.18	39.99
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,672,256	10.35	12.93	36,592,324	3.78	0.40	1.77	-0.71	0.67
SAST SA Wellington Government and Quality Bond Portfolio Class 2	698,381	17.56	19.46	13,465,153	3.72	1.52	1.97	-1.06	-0.61
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,145,934	9.71	9.81	350,992,155	3.62	1.00	2.30	-1.41	-0.11
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	131,153	16.31	92.64	11,445,038	1.30	0.55	1.40	11.47	12.43
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,876,664	14.60	15.80	121,474,406	1.09	1.00	1.95	10.49	11.55
VALIC Company I International Equities Index Fund	237,087	13.55	13.73	3,245,331	2.78	1.10	1.40	1.69	2.00
VALIC Company I International Socially Responsible Fund	61,626	16.15	17.12	1,051,440	1.80	1.10	1.40	1.53	1.83
VALIC Company I Mid Cap Index Fund	142,851	21.13	23.14	3,236,232	1.45	1.10	1.40	11.92	12.26
VALIC Company I Nasdaq-100 Index Fund	93,789	41.05	48.57	4,385,495	0.35	1.10	1.70	23.15	23.90
VALIC Company I Small Cap Index Fund	150,236	16.59	20.24	2,940,725	1.27	1.10	1.70	9.33	9.99
VALIC Company I Stock Index Fund	416,357	27.23	31.07	12,828,445	1.18	1.10	1.70	22.55	23.29

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	63,998	126.98	130.34	8,336,018	6.62	1.30	1.40	10.98	11.09
American Funds IS Asset Allocation Fund Class 2	1,220,075	36.19	38.16	46,348,594	2.16	1.52	1.77	12.27	12.55
American Funds IS Asset Allocation Fund Class 3	253,623	115.28	118.33	29,982,685	2.21	1.30	1.40	12.79	12.90
American Funds IS Capital Income Builder Class 4	202,339	12.41	13.54	2,731,185	2.60	1.10	1.70	6.93	7.57
American Funds IS Global Growth Fund Class 2	2,141,469	61.79	68.01	144,415,664	0.89	1.52	1.97	20.22	20.76
American Funds IS Growth Fund Class 2	3,212,095	82.89	91.20	290,362,877	0.36	1.52	1.97	35.79	36.40
American Funds IS Growth Fund Class 3	273,391	842.11	864.44	236,114,254	0.42	1.30	1.40	36.65	36.78
American Funds IS Growth-Income Fund Class 2	3,966,706	53.03	58.38	229,502,280	1.34	1.52	1.97	23.69	24.24
American Funds IS Growth-Income Fund Class 3	317,922	435.08	446.61	141,817,300	1.39	1.30	1.40	24.47	24.60
American Funds IS International Fund Class 3	221,421	72.81	74.74	16,519,604	1.37	1.30	1.40	14.39	14.50
American Funds IS U.S. Government Securities Fund Class 3	147,743	38.92	39.96	5,897,074	3.52	1.30	1.40	1.57	1.67
American Funds IS Ultra-Short Bond Fund Class 3	214,810	19.36	19.87	4,267,706	4.59	1.30	1.40	3.29	3.40
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	25,635	13.90	15.35	383,529	1.88	1.10	1.70	13.38	14.06
BlackRock Global Allocation V.I. Fund Class III	43,476	12.61	13.85	589,977	2.38	1.10	1.70	10.60	11.26
Columbia VP Dividend Opportunity Fund Class 1	56,483	25.70	27.22	1,527,234	0.00	1.52	1.77	3.25	3.51
Columbia VP Emerging Markets Bond Fund Class 2	7,209		10.61	76,520	5.14		1.10		8.82
Columbia VP Income Opportunities Fund Class 1	199,985	26.18	29.74	5,800,141	5.06	1.52	2.17	9.17	9.88
Columbia VP Large Cap Growth Fund Class 1	798,903	25.79	26.80	21,246,132	0.00	1.52	2.02	40.31	41.01
Columbia VP Limited Duration Credit Fund Class 2	22,129	9.97	10.49	230,079	2.42	1.10	1.70	4.87	5.50
Columbia VP Overseas Core Fund Class 2	87,847	13.29	13.54	1,188,110	1.69	1.52	1.77	13.31	13.59
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,036	29.21	33.15	328,775	0.00	1.52	1.77	23.05	23.36
Columbia VP Small Company Growth Fund Class 1	8,254	38.14	40.41	330,340	0.00	1.52	1.77	24.42	24.73
CTIVP® Principal Blue Chip Growth Fund Class 1	68,455	24.77	25.25	1,724,732	0.00	1.52	1.77	37.10	37.44
FTVIP Franklin Allocation VIP Fund Class 1	1,223		12.88	15,746	1.67		0.55		14.14
FTVIP Franklin Allocation VIP Fund Class 2	1,835,668	14.93	15.82	31,291,752	1.45	1.00	2.30	12.01	13.47
FTVIP Franklin Income VIP Fund Class 1	79,498	13.10	13.40	1,056,491	6.24	0.40	0.80	8.01	8.44

80

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Income VIP Fund Class 2	7,106,425	15.42	16.17	132,777,279	5.10	1.00	2.30	6.16	7.55
FTVIP Franklin Strategic Income VIP Fund Class 2	98,437	10.01	10.43	1,007,898	4.46	1.10	1.40	6.68	7.00
Goldman Sachs VIT Government Money Market Fund Institutional Shares	994,600	10.10	10.91	10,187,808	5.09	0.40	1.52	3.47	4.63
Goldman Sachs VIT Government Money Market Fund Service Shares	31,537,575	9.28	10.25	315,699,258	4.69	1.00	2.30	2.41	3.75
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	28,601	9.62	10.08	286,612	5.16	1.10	1.40	6.04	6.36
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,436	11.52	12.40	17,542	1.50	1.10	1.35	14.03	14.31
Invesco V.I. American Franchise Fund Series I	3,167	18.64	19.07	59,874	0.00	0.40	0.80	39.81	40.37
Invesco V.I. American Franchise Fund Series II	2,841,853	32.74	37.31	122,814,939	0.00	1.00	2.30	37.41	39.20
Invesco V.I. Balanced-Risk Allocation Fund Series II	46,534	11.29	12.64	579,123	0.00	1.10	1.70	4.61	5.24
Invesco V.I. Comstock Fund Series I	53,052	15.85	16.21	854,543	2.47	0.40	0.80	11.47	11.91
Invesco V.I. Comstock Fund Series II	10,052,256	23.61	25.01	314,962,675	1.54	1.00	2.30	9.55	10.98
Invesco V.I. Growth and Income Fund Series I	72,040	14.58	14.91	1,064,759	1.43	0.40	0.80	11.77	12.21
Invesco V.I. Growth and Income Fund Series II	10,656,086	21.86	23.14	329,818,454	1.27	1.00	2.30	9.86	11.29
Macquarie VIP Asset Strategy Series Service Class	14,461	12.30	13.39	191,066	1.71	1.10	1.70	12.02	12.69
Lord Abbett Bond Debenture Portfolio Class VC	69,744	11.95	12.27	847,107	5.06	1.10	1.40	5.07	5.39
Lord Abbett Fundamental Equity Portfolio Class VC	2,937		17.20	50,519	0.39		1.10		13.38
Lord Abbett Growth and Income Portfolio Class VC	5,340,667	15.37	20.09	140,711,539	0.91	0.40	2.30	10.62	12.74
Lord Abbett Mid Cap Stock Portfolio Class VC	357,769	28.78	30.38	10,836,343	0.45	1.52	1.77	13.40	13.68
Lord Abbett Short Duration Income Portfolio Class VC	177,628	9.96	10.54	1,866,383	4.64	1.10	1.70	3.28	3.90
Morgan Stanley VIF Global Infrastructure Portfolio Class II	56,164	11.58	12.91	718,761	2.35	1.10	1.70	2.52	3.13
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	26,299	12.41	12.70	331,856	0.00	1.10	1.40	13.41	13.75
PIMCO All Asset Portfolio Advisor Class	833	12.64	12.84	10,532	2.71	1.10	1.35	6.57	6.84
PIMCO Dynamic Bond Portfolio Advisor Class	49,567	10.38	10.93	538,447	3.73	1.10	1.70	5.19	5.83
PIMCO Emerging Markets Bond Portfolio Advisor Class	414,251	9.34	9.56	3,936,703	5.52	1.00	1.55	9.30	9.90
PIMCO Total Return Portfolio Advisor Class	23,657,972	8.86	9.33	217,666,112	3.44	1.00	1.95	3.79	4.78
PIMCO Total Return Portfolio Institutional Class	125,452	9.40	9.67	1,198,544	3.86	0.40	0.80	5.25	5.67
PVC Core Plus Bond Account Class 1	290,275	9.37	9.61	2,778,868	2.68	1.40	1.95	3.31	3.88
PVC Diversified International Account Class 1	61,235	8.92	10.46	615,068	1.20	1.40	1.95	15.19	15.82
PVC Equity Income Account Class 1	316,399	26.95	29.48	9,219,700	1.99	1.40	1.80	9.24	9.67
PVC Equity Income Account Class 2	211,419	24.63	26.05	5,578,629	1.85	1.52	1.95	8.79	9.26
PVC Government & High Quality Bond Account Class 1	140,725	6.80	8.04	1,080,712	2.27	1.40	1.95	2.62	3.19
PVC Large Cap Growth Account I Class 1	75,565	16.16	16.58	1,245,468	0.00	1.40	1.95	37.64	38.40
PVC MidCap Account Class 1	33,542	43.00	47.00	1,558,244	0.00	1.40	1.80	23.84	24.33
PVC MidCap Account Class 2	13,174	39.24	42.87	558,315	0.00	1.55	1.95	23.32	23.81
PVC Principal Capital Appreciation Account Class 1	222,863	45.85	50.15	11,090,675	0.81	1.40	1.80	22.92	23.41
PVC Principal Capital Appreciation Account Class 2	40,035	41.81	45.68	1,825,928	0.61	1.55	1.95	22.44	22.93
PVC Real Estate Securities Account Class 1	7,675	43.87	45.94	351,296	1.81	1.40	1.55	11.59	11.76
PVC Real Estate Securities Account Class 2	4,615	41.25	42.99	196,993	1.62	1.55	1.70	11.11	11.27
PVC SAM Balanced Portfolio Class 1	922,421	20.27	22.18	19,932,514	2.25	1.40	1.80	13.94	14.39
PVC SAM Balanced Portfolio Class 2	907,522	18.60	20.46	18,222,782	2.18	1.52	1.95	13.43	13.91
PVC SAM Conservative Balanced Portfolio Class 1	155,350	12.63	13.81	2,084,668	2.74	1.40	1.80	9.98	10.42
PVC SAM Conservative Balanced Portfolio Class 2	114,573	11.61	17.79	1,459,352	2.59	1.52	1.95	9.65	10.12
PVC SAM Conservative Growth Portfolio Class 1	411,179	23.85	26.07	10,401,056	1.83	1.40	1.80	17.25	17.72
PVC SAM Conservative Growth Portfolio Class 2	476,930	21.82	23.95	11,226,758	1.53	1.52	1.95	16.76	17.26
PVC SAM Flexible Income Portfolio Class 1	142,304	13.10	14.35	1,987,633	3.69	1.40	1.80	7.42	7.85
PVC SAM Flexible Income Portfolio Class 2	193,060	12.06	16.29	2,547,659	2.94	1.52	1.95	7.11	7.57
PVC SAM Strategic Growth Portfolio Class 1	105,572	27.97	30.55	3,148,320	1.43	1.40	1.80	19.70	20.17
PVC SAM Strategic Growth Portfolio Class 2	161,180	25.61	28.19	4,440,550	1.24	1.52	1.95	19.24	19.75
PVC Short-Term Income Account Class 1	97,373	6.86	8.03	745,516	1.48	1.40	1.95	3.57	4.14
PVC SmallCap Account Class 1	18,099	18.38	20.08	352,200	0.30	1.40	1.80	13.47	13.93
PVC SmallCap Account Class 2	11,838	16.85	18.35	215,744	0.04	1.55	1.95	13.17	13.62
SST SA Allocation Balanced Portfolio Class 1	2,733		13.56	37,066	1.71		0.40		11.27
SST SA Allocation Balanced Portfolio Class 3	8,245,293	12.49	15.74	149,389,773	2.19	1.00	2.30	8.89	10.31
SST SA Allocation Growth Portfolio Class 1	66,382	16.43	16.89	1,114,384	0.95	0.40	0.80	16.40	16.86
SST SA Allocation Growth Portfolio Class 3	11,558,651	15.37	21.60	277,270,186	2.17	1.00	2.02	14.85	16.03
SST SA Allocation Moderate Growth Portfolio Class 1	21,889	15.48	15.64	341,693	2.62	0.40	0.55	14.78	14.95
SST SA Allocation Moderate Growth Portfolio Class 3	10,761,615	14.28	18.22	224,799,270	2.32	1.00	2.30	12.44	13.90
SST SA Allocation Moderate Portfolio Class 1	13,864	14.68	14.83	205,411	2.56	0.40	0.55	13.31	13.48
SST SA Allocation Moderate Portfolio Class 3	8,743,232	13.59	17.37	174,326,977	2.27	1.00	2.30	11.12	12.57
SST SA American Century Inflation Protection Portfolio Class 1	15,758	10.54	10.84	168,881	4.80	0.40	0.80	2.71	3.12
SST SA American Century Inflation Protection Portfolio Class 3	24,442,955	9.88	10.16	276,216,043	4.55	1.00	2.30	0.94	2.26
SST SA Columbia Focused Value Portfolio Class 3	1,112	18.51	20.13	22,090	0.50	1.10	1.35	3.93	4.19
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,635	9.34	10.09	164,907	2.11	1.10	1.70	4.24	4.86
SST SA Multi-Managed International Equity Portfolio Class 3	21,206	13.09	13.26	279,330	2.26	1.10	1.40	14.23	14.58
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	29,352	20.79	24.34	649,113	0.00	1.10	1.70	34.71	35.52
SST SA Multi-Managed Large Cap Value Portfolio Class 3	9,883	17.15	18.18	174,033	1.87	1.10	1.40	10.95	11.28
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	10,834	20.27	22.05	229,003	0.00	1.10	1.40	19.36	19.72
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,127	15.59	17.86	297,291	0.95	1.10	1.70	12.03	12.70
SST SA Multi-Managed Small Cap Portfolio Class 3	10,630	15.34	17.09	171,611	0.24	1.10	1.40	10.74	11.07
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	29,450	16.73	16.90	493,406	2.13	0.40	0.55	20.36	20.54
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,925,561	16.19	16.84	97,922,305	1.54	1.00	1.55	18.77	19.42
SST SA T. Rowe Price Growth Stock Portfolio Class 3	15,301	23.20	24.83	376,248	0.00	1.10	1.40	43.11	43.54
SAST SA AB Growth Portfolio Class 1	6,110,345	22.02	43.85	419,761,554	0.00	0.40	1.77	32.67	34.49

81

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA AB Growth Portfolio Class 2	296,508	148.35	168.80	47,971,711	0.00	1.40	1.97	32.23	32.98
SAST SA AB Growth Portfolio Class 3	6,928,846	42.47	45.95	502,271,517	0.00	1.00	2.30	31.66	33.37
SAST SA AB Small & Mid Cap Value Portfolio Class 1	66,509	13.72	14.04	926,997	1.01	0.40	0.80	15.92	16.38
SAST SA AB Small & Mid Cap Value Portfolio Class 2	175,737	46.57	51.29	8,955,866	0.71	1.52	1.97	14.46	14.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,793,441	20.99	26.69	321,324,116	0.65	1.00	2.30	13.96	15.45
SAST SA American Funds Asset Allocation Portfolio Class 1	495,837	15.82	16.27	8,007,409	2.64	0.40	0.80	13.37	13.82
SAST SA American Funds Asset Allocation Portfolio Class 3	65,536,344	19.27	20.80	1,597,031,887	2.47	1.00	2.30	11.32	12.77
SAST SA American Funds Global Growth Portfolio Class 1	85,757	16.06	16.43	1,398,121	1.02	0.40	0.80	21.55	22.04
SAST SA American Funds Global Growth Portfolio Class 3	10,773,270	25.03	28.55	349,246,435	0.70	1.00	2.30	19.59	21.15
SAST SA American Funds Growth Portfolio Class 1	203,370	21.33	21.82	4,403,486	1.50	0.40	0.80	37.25	37.80
SAST SA American Funds Growth Portfolio Class 3	17,606,749	38.03	40.31	821,411,071	1.42	1.00	2.30	34.87	36.63
SAST SA American Funds Growth-Income Portfolio Class 1	139,349	17.03	17.42	2,406,761	2.72	0.40	0.80	25.10	25.60
SAST SA American Funds Growth-Income Portfolio Class 3	11,841,065	28.30	28.82	392,742,058	2.24	1.00	2.30	23.00	24.60
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	55,418	14.76	14.92	820,820	1.54	0.40	0.55	15.28	15.46
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	93,060,082	13.66	15.67	1,624,260,974	1.77	1.00	2.30	12.96	14.43
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	18,618	11.29	11.44	212,225	3.33	0.40	0.80	12.54	12.99
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,273,756	10.93	11.13	47,144,259	2.02	1.00	1.55	11.36	11.97
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	32,761	12.12	12.46	404,560	0.68	0.40	0.80	11.54	11.98
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	48,598,406	11.39	11.58	589,121,744	0.69	1.00	1.90	9.94	10.93
SAST SA Emerging Markets Equity Index Portfolio Class 1	19,138	9.60	9.82	187,115	3.11	0.40	0.80	8.12	8.56
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,726,218	9.07	9.36	15,910,282	2.49	1.00	1.55	7.08	7.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,107,661	11.67	30.56	34,662,124	3.42	0.40	1.77	6.17	7.63
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	337,414	28.41	31.32	10,500,786	3.27	1.52	1.97	5.75	6.23
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	37,887,867	11.92	15.65	751,233,046	3.41	1.00	2.30	5.31	6.68
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	27,107	13.88	14.14	380,363	0.41	0.40	0.80	26.41	26.91
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	917,982	13.26	13.60	12,321,355	0.20	1.00	1.55	25.14	25.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	306,540	14.14	43.78	14,032,537	2.12	0.40	1.77	12.02	13.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	69,497	40.75	44.88	3,072,833	1.97	1.52	1.97	11.70	12.20
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,746,926	13.85	15.83	125,962,367	1.94	1.00	2.30	11.28	12.73
SAST SA Fixed Income Index Portfolio Class 1	4,948	10.18	10.44	51,337	2.34	0.40	0.80	4.96	5.38
SAST SA Fixed Income Index Portfolio Class 3	7,473,105	9.41	9.90	72,694,238	2.22	1.00	1.80	3.61	4.44
SAST SA Fixed Income Intermediate Index Portfolio Class 1	3,107	10.47	10.57	32,753	2.45	0.40	0.55	4.42	4.58
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,695,414	9.54	10.02	36,403,641	1.62	1.00	1.80	2.94	3.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,733,465	15.54	32.31	265,072,079	2.34	0.40	1.77	5.50	6.95
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	397,410	86.93	98.76	37,818,286	2.18	1.40	1.97	5.20	5.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,381,202	23.23	23.43	316,403,982	2.09	1.00	2.30	4.74	6.11
SAST SA Franklin Small Company Value Portfolio Class 1	9,544	14.29	14.62	138,512	0.55	0.40	0.80	12.11	12.56
SAST SA Franklin Small Company Value Portfolio Class 3	5,509,773	20.50	22.56	136,486,621	0.24	1.00	2.30	10.14	11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	12,824	15.33	15.59	198,513	2.13	0.40	0.80	20.54	21.03
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	832,948	14.68	14.94	12,375,121	1.52	1.15	1.55	19.35	19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	430,222	16.87	44.33	19,709,969	1.62	0.40	1.77	6.48	7.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	103,023	41.35	45.49	4,644,023	1.52	1.52	1.97	6.11	6.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,089,865	25.79	33.46	161,415,122	1.49	1.00	2.30	5.60	6.98
SAST SA Franklin Tactical Opportunities Portfolio Class 1	10,958	13.71	14.05	153,306	2.16	0.40	0.80	14.89	15.35
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,893,626	12.88	13.33	77,132,468	1.47	1.00	1.55	13.80	14.43
SAST SA Global Index Allocation 60/40 Portfolio Class 1	3,902	12.79	13.08	51,039	1.24	0.40	0.80	12.91	13.36
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,290,117	12.08	12.47	64,944,519	1.55	1.00	1.55	11.81	12.42
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,062	13.27	13.46	377,710	2.55	0.55	0.80	14.96	15.24
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,546,654	12.54	12.94	70,683,314	1.52	1.00	1.55	13.85	14.47
SAST SA Global Index Allocation 90/10 Portfolio Class 1	299,438	13.75	14.07	4,195,883	1.94	0.40	0.80	17.22	17.69
SAST SA Global Index Allocation 90/10 Portfolio Class 3	19,656,138	12.99	13.40	259,482,336	1.75	1.00	1.55	16.04	16.68
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	458		13.83	6,332	1.10		0.40		16.43
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,332,830	12.68	13.12	30,061,501	0.93	1.00	1.55	14.80	15.43
SAST SA Index Allocation 60/40 Portfolio Class 1	22,781		15.56	354,489	1.67		0.55		14.76
SAST SA Index Allocation 60/40 Portfolio Class 3	12,615,426	14.27	14.82	183,591,502	1.45	1.00	1.55	13.29	13.91
SAST SA Index Allocation 80/20 Portfolio Class 1	181,403	17.03	17.50	3,149,099	2.05	0.40	0.80	17.81	18.29
SAST SA Index Allocation 80/20 Portfolio Class 3	21,618,306	15.89	16.50	350,102,870	1.54	1.00	1.55	16.56	17.20
SAST SA Index Allocation 90/10 Portfolio Class 1	454,734	17.84	18.33	8,251,963	1.71	0.40	0.80	19.45	19.92
SAST SA Index Allocation 90/10 Portfolio Class 3	57,852,389	16.65	17.30	982,436,804	1.59	1.00	1.55	18.26	18.91
SAST SA International Index Portfolio Class 1	102,965	11.84	12.12	1,237,364	2.48	0.40	0.80	16.50	16.97
SAST SA International Index Portfolio Class 3	2,072,485	11.49	11.96	24,369,241	2.38	1.00	1.65	15.24	15.99
SAST SA Invesco Growth Opportunities Portfolio Class 1	421,152	14.01	14.98	6,657,277	0.00	0.40	1.77	10.53	12.05
SAST SA Invesco Growth Opportunities Portfolio Class 2	161,014	13.93	15.38	2,454,184	0.00	1.52	1.97	10.24	10.73
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,230,483	21.06	25.77	118,232,347	0.00	1.00	2.30	9.87	11.30
SAST SA Janus Focused Growth Portfolio Class 1	337,663	20.43	42.51	14,807,099	0.00	0.40	1.77	36.90	38.78
SAST SA Janus Focused Growth Portfolio Class 2	181,922	41.23	43.53	7,854,945	0.00	1.52	1.77	36.76	37.10
SAST SA Janus Focused Growth Portfolio Class 3	3,233,934	31.02	34.78	130,910,041	0.00	1.00	2.30	35.84	37.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,814,825	14.87	18.83	98,522,341	1.52	0.40	1.77	13.42	14.98
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	537,953	31.04	34.18	18,185,013	1.40	1.52	1.97	13.00	13.51
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,249,063	17.64	19.28	196,446,780	1.35	1.00	2.30	12.50	13.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	615,948	9.37	18.36	11,602,797	3.90	0.40	1.77	8.36	9.85
SAST SA JPMorgan Emerging Markets Portfolio Class 2	119,896	17.07	18.81	2,234,311	3.72	1.52	1.97	8.00	8.49
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,680,639	10.10	10.13	90,078,263	3.69	1.00	2.30	7.64	9.05

82

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,241,867	16.21	26.67	104,992,283	2.35	0.40	1.77	2.85	4.27
SAST SA JPMorgan Equity-Income Portfolio Class 2	109,139	77.91	86.00	9,289,921	2.19	1.52	1.97	2.49	2.95
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,938,287	24.39	25.25	220,254,028	2.33	1.00	2.30	2.03	3.36
SAST SA JPMorgan Global Equities Portfolio Class 1	715,079	14.64	44.18	32,552,168	1.48	0.40	1.77	21.67	23.34
SAST SA JPMorgan Global Equities Portfolio Class 2	56,459	41.22	46.60	2,552,760	1.36	1.40	1.97	21.21	21.90
SAST SA JPMorgan Global Equities Portfolio Class 3	1,716,217	18.20	20.02	40,499,262	1.26	1.00	2.30	20.67	22.24
SAST SA JPMorgan Large Cap Core Portfolio Class 1	377,370	18.13	59.01	23,269,416	0.76	0.40	1.77	25.25	26.97
SAST SA JPMorgan Large Cap Core Portfolio Class 2	54,772	54.81	60.48	3,289,821	0.63	1.52	1.97	24.72	25.28
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,885,445	26.87	27.77	69,049,123	0.52	1.00	2.30	24.25	25.87
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,016,735	10.92	27.56	28,697,011	2.87	0.40	1.77	4.68	6.12
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	198,541	26.64	28.17	5,561,415	2.81	1.52	1.77	4.52	4.78
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,226,627	10.24	12.06	574,432,497	2.71	1.00	2.30	4.05	5.41
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,384,620	18.77	25.49	60,467,720	0.00	0.40	1.77	21.17	22.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	340,019	39.73	45.09	14,730,970	0.00	1.40	1.97	20.79	21.48
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,818,290	30.66	38.69	303,046,413	0.00	1.00	2.30	20.26	21.82
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,694,059	10.44	10.93	19,433,316	1.13	0.40	1.77	2.80	4.22
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	600,262	10.17	11.19	6,694,198	0.97	1.52	1.97	2.38	2.84
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	19,553,013	7.28	9.33	175,593,096	0.91	1.00	2.30	2.02	3.35
SAST SA Large Cap Growth Index Portfolio Class 1	47,702	19.20	19.64	928,374	0.55	0.40	0.80	28.30	28.82
SAST SA Large Cap Growth Index Portfolio Class 3	2,290,126	18.00	18.72	42,231,707	0.33	1.00	1.70	26.88	27.77
SAST SA Large Cap Index Portfolio Class 1	182,048	19.46	19.95	3,577,521	1.43	0.40	0.80	24.94	25.44
SAST SA Large Cap Index Portfolio Class 3	4,826,590	18.28	18.92	89,600,035	1.26	1.00	1.55	23.69	24.37
SAST SA Large Cap Value Index Portfolio Class 1	32,176	17.13	17.52	559,249	1.29	0.40	0.80	20.90	21.39
SAST SA Large Cap Value Index Portfolio Class 3	3,084,833	16.17	16.69	50,705,716	1.48	1.00	1.55	19.62	20.28
SAST SA MFS Blue Chip Growth Portfolio Class 1	386,939	20.30	23.12	9,464,669	0.53	0.40	1.77	38.61	40.52
SAST SA MFS Blue Chip Growth Portfolio Class 2	129,769	22.46	23.75	3,049,258	0.39	1.52	1.77	38.48	38.83
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,725,036	33.97	34.70	132,058,477	0.30	1.00	2.30	37.66	39.45
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	518,732	17.63	34.23	40,336,696	0.85	0.40	1.77	16.97	18.58
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	82,819	69.64	76.50	6,275,121	0.67	1.52	1.97	16.55	17.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,359,568	26.90	30.65	184,841,602	0.59	1.00	2.30	16.05	17.56
SAST SA MFS Total Return Portfolio Class 1	1,482,801	15.18	25.52	82,542,643	1.88	0.40	1.77	8.38	9.87
SAST SA MFS Total Return Portfolio Class 2	315,854	50.86	56.04	17,477,090	1.72	1.52	1.97	7.95	8.43
SAST SA MFS Total Return Portfolio Class 3	7,445,612	17.56	18.62	203,792,880	1.70	1.00	2.30	7.56	8.96
SAST SA Mid Cap Index Portfolio Class 1	41,332	15.13	15.48	634,394	1.28	0.40	0.80	15.08	15.53
SAST SA Mid Cap Index Portfolio Class 3	4,229,567	14.31	15.18	63,109,847	1.09	1.00	1.95	13.50	14.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,100,652	11.83	17.11	19,891,773	1.53	0.40	1.77	14.52	16.10
SAST SA Morgan Stanley International Equities Portfolio Class 2	341,619	15.95	17.55	5,929,755	1.41	1.52	1.97	14.30	14.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,902,488	11.53	12.88	89,621,006	1.29	1.00	2.30	13.72	15.20
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	626,090	9.41	11.75	11,542,525	0.00	0.40	1.77	2.45	3.86
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	157,718	16.65	18.31	2,858,895	0.00	1.52	1.97	2.08	2.54
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,494,944	8.43	9.01	176,306,380	0.00	1.00	2.30	1.69	3.02
SAST SA PIMCO RAE International Value Portfolio Class 1	11,695	10.41	10.49	122,721	4.47	0.40	0.55	16.99	17.17
SAST SA PIMCO RAE International Value Portfolio Class 2	374,917	18.76	20.93	7,799,966	4.18	1.52	1.97	15.12	15.64
SAST SA PIMCO RAE International Value Portfolio Class 3	16,568,321	10.25	11.68	244,245,523	3.97	1.00	2.30	14.66	16.15
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	3,724	13.07	13.30	49,517	4.46	0.55	0.80	11.09	11.37
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	58,091,203	12.25	13.48	829,333,488	4.00	1.00	1.90	9.69	10.67
SAST SA PineBridge High-Yield Bond Portfolio Class 1	626,374	13.06	37.63	24,813,513	6.22	0.40	1.77	14.13	15.70
SAST SA PineBridge High-Yield Bond Portfolio Class 2	143,212	34.93	38.55	5,486,423	6.21	1.52	1.97	13.93	14.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,359,118	14.78	16.54	77,925,307	6.08	1.00	2.30	13.11	14.59
SAST SA Putnam International Growth and Income Portfolio Class 1	917,417	12.85	14.86	19,803,622	2.57	0.40	1.77	17.39	19.00
SAST SA Putnam International Growth and Income Portfolio Class 2	224,733	19.35	21.25	4,739,973	2.35	1.52	1.97	16.94	17.46
SAST SA Putnam International Growth and Income Portfolio Class 3	4,672,464	14.47	18.35	80,469,830	2.27	1.00	2.17	16.63	17.99
SAST SA Schroders VCP Global Allocation Portfolio Class 1	20,527	12.54	12.67	258,457	1.55	0.40	0.55	14.94	15.11
SAST SA Schroders VCP Global Allocation Portfolio Class 3	31,072,348	11.64	12.23	397,346,252	1.24	1.00	1.90	13.09	14.11
SAST SA Small Cap Index Portfolio Class 1	44,371	13.14	13.44	591,746	1.01	0.40	0.80	15.34	15.80
SAST SA Small Cap Index Portfolio Class 3	4,073,865	12.29	13.04	52,233,727	0.80	1.00	1.95	13.73	14.81
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	34,626	15.66	15.81	543,699	1.25	0.40	0.55	18.70	18.88
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	29,296,217	14.14	15.00	432,086,938	0.90	1.00	1.95	16.82	17.93
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	16,757	14.83	14.99	248,799	1.89	0.40	0.55	15.97	16.14
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	77,778,988	13.59	14.34	1,167,348,192	1.62	1.00	1.90	14.10	15.13
SAST SA VCP Dynamic Allocation Portfolio Class 1	34,591	14.71	15.12	518,327	2.62	0.40	0.80	12.94	13.40
SAST SA VCP Dynamic Allocation Portfolio Class 3	350,538,996	13.71	15.78	5,992,757,449	2.12	1.00	2.02	11.23	12.37
SAST SA VCP Dynamic Strategy Portfolio Class 1	48,915	14.61	14.76	718,731	2.80	0.40	0.55	11.63	11.80
SAST SA VCP Dynamic Strategy Portfolio Class 3	280,422,971	13.47	15.45	4,659,394,020	2.40	1.00	2.02	9.85	10.97
SAST SA VCP Index Allocation Portfolio Class 1	38,173	13.76	13.89	527,346	1.40	0.40	0.55	15.55	15.72
SAST SA VCP Index Allocation Portfolio Class 3	31,593,517	12.73	13.18	409,278,449	1.37	1.00	1.55	14.11	14.74
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,478,574	18.60	58.69	343,827,507	0.00	0.40	1.77	37.25	39.14
SAST SA Wellington Capital Appreciation Portfolio Class 2	203,486	204.12	228.01	44,988,069	0.00	1.40	1.97	36.72	37.49
SAST SA Wellington Capital Appreciation Portfolio Class 3	15,178,584	35.03	48.44	994,324,274	0.00	1.00	2.30	36.14	37.91
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,855,657	10.29	13.03	40,621,827	2.09	0.40	1.77	3.23	4.65
SAST SA Wellington Government and Quality Bond Portfolio Class 2	706,319	17.75	19.58	13,710,448	1.93	1.52	1.97	2.88	3.35
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,548,262	9.72	9.95	360,543,290	1.91	1.00	2.30	2.40	3.74
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	142,506	14.66	83.11	11,059,022	1.49	0.40	1.40	13.52	14.66

83

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,449,441	13.22	14.16	117,161,305	1.33	1.00	1.95	12.63	13.70
VALIC Company I International Equities Index Fund	327,565	13.32	13.46	4,401,231	2.47	1.10	1.40	15.63	15.97
VALIC Company I International Socially Responsible Fund	62,994	15.91	16.81	1,054,525	1.68	1.10	1.40	16.71	17.06
VALIC Company I Mid Cap Index Fund	193,283	18.88	20.61	3,916,509	1.16	1.10	1.40	14.33	14.68
VALIC Company I Nasdaq-100 Index Fund	99,316	33.33	39.20	3,743,837	0.31	1.10	1.70	51.90	52.81
VALIC Company I Small Cap Index Fund	162,433	15.17	18.41	2,897,663	1.39	1.10	1.70	14.40	15.09
VALIC Company I Stock Index Fund	482,523	22.22	25.20	12,066,957	1.25	1.10	1.70	23.69	24.43

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	72,169	114.42	117.33	8,462,224	7.38	1.30	1.40	-10.51	-10.42
American Funds IS Asset Allocation Fund Class 2	1,363,175	32.24	33.91	46,035,976	1.75	1.52	1.77	-14.92	-14.71
American Funds IS Asset Allocation Fund Class 3	269,354	102.21	104.81	28,206,780	1.81	1.30	1.40	-14.58	-14.49
American Funds IS Capital Income Builder Class 4	199,285	11.60	12.59	2,500,979	2.48	1.10	1.70	-8.93	-8.39
American Funds IS Global Growth Fund Class 2	2,415,476	51.40	56.32	134,947,415	0.58	1.52	1.97	-26.21	-25.87
American Funds IS Growth Fund Class 2	3,660,475	61.04	66.86	242,695,335	0.28	1.52	1.97	-31.30	-30.99
American Funds IS Growth Fund Class 3	297,600	616.28	631.98	187,911,811	0.34	1.30	1.40	-30.86	-30.79
American Funds IS Growth-Income Fund Class 2	4,482,042	42.87	46.99	208,775,356	1.17	1.52	1.97	-18.12	-17.75
American Funds IS Growth-Income Fund Class 3	348,371	349.54	358.44	124,724,884	1.22	1.30	1.40	-17.59	-17.51
American Funds IS International Fund Class 3	237,462	63.65	65.27	15,475,218	1.63	1.30	1.40	-21.87	-21.79
American Funds IS U.S. Government Securities Fund Class 3	165,744	38.32	39.30	6,507,952	3.61	1.30	1.40	-12.14	-12.05
American Funds IS Ultra-Short Bond Fund Class 3	225,290	18.74	19.22	4,328,939	0.58	1.30	1.40	-0.21	-0.11
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,273	12.26	13.46	344,503	1.78	1.10	1.70	-16.47	-15.96
BlackRock Global Allocation V.I. Fund Class III	49,036	11.40	12.45	599,651	0.00	1.10	1.70	-17.49	-16.99
Columbia VP Dividend Opportunity Fund Class 1	58,177	24.89	26.30	1,520,603	0.00	1.52	1.77	-2.84	-2.60
Columbia VP Emerging Markets Bond Fund Class 2	7,176		9.75	69,999	3.81		1.10		-17.07
Columbia VP Income Opportunities Fund Class 1	233,091	23.98	27.07	6,155,476	5.00	1.52	2.17	-11.94	-11.37
Columbia VP Large Cap Growth Fund Class 1	950,665	18.38	19.01	17,942,900	0.00	1.52	2.02	-32.75	-32.42
Columbia VP Limited Duration Credit Fund Class 2	21,604	9.51	9.94	213,146	0.55	1.10	1.70	-7.94	-7.38
Columbia VP Overseas Core Fund Class 2	93,973	11.73	11.92	1,119,169	0.72	1.52	1.77	-16.39	-16.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,725	23.74	26.88	284,840	0.00	1.52	1.77	-32.05	-31.88
Columbia VP Small Company Growth Fund Class 1	15,760	30.66	32.40	506,876	0.00	1.52	1.77	-36.89	-36.74
CTIVP® Principal Blue Chip Growth Fund Class 1	91,080	18.07	18.37	1,670,678	0.00	1.52	1.77	-29.27	-29.09
FTVIP Franklin Allocation VIP Fund Class 1	1,220		11.28	13,763	1.87		0.55		-16.14
FTVIP Franklin Allocation VIP Fund Class 2	2,052,074	13.33	13.94	30,941,304	1.55	1.00	2.30	-17.91	-16.83
FTVIP Franklin Income VIP Fund Class 1	179,577	12.13	12.36	2,203,613	6.10	0.40	0.80	-5.99	-5.61
FTVIP Franklin Income VIP Fund Class 2	7,113,905	14.34	15.23	123,668,043	4.85	1.00	2.30	-7.62	-6.41
FTVIP Franklin Strategic Income VIP Fund Class 2	96,920	9.30	9.75	929,141	4.23	1.10	1.70	-12.25	-11.73
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,096,181	9.76	10.43	10,841,980	1.62	0.40	1.52	0.05	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	33,970,139	9.71	9.88	328,951,511	1.53	1.00	1.97	-0.60	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	42,297	9.07	9.47	399,235	3.01	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,191	10.11	10.85	12,678	0.00	1.10	1.35	-20.24	-20.05
Invesco V.I. American Franchise Fund Series I	4,427	13.33	13.58	59,808	0.00	0.40	0.80	-31.66	-31.39
Invesco V.I. American Franchise Fund Series II	2,826,014	23.52	27.15	87,831,916	0.00	1.00	2.30	-32.86	-31.98
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,145	10.79	12.01	628,487	7.24	1.10	1.70	-15.96	-15.45
Invesco V.I. Comstock Fund Series I	22,084	14.22	14.49	318,660	1.87	0.40	0.80	0.32	0.72
Invesco V.I. Comstock Fund Series II	10,488,776	21.27	22.83	298,819,348	1.37	1.00	2.30	-1.44	-0.16
Invesco V.I. Growth and Income Fund Series I	90,181	13.04	13.29	1,189,080	1.68	0.40	0.80	-6.50	-6.13
Invesco V.I. Growth and Income Fund Series II	11,513,648	19.64	21.07	322,688,719	1.23	1.00	2.30	-8.13	-6.94
Macquarie VIP Asset Strategy Series Service Class	22,232	10.98	11.88	262,049	1.37	1.10	1.70	-16.18	-15.67
Lord Abbett Bond Debenture Portfolio Class VC	71,122	11.38	11.64	820,505	3.35	1.10	1.40	-14.01	-13.75
Lord Abbett Fundamental Equity Portfolio Class VC	6,324		15.17	95,951	0.88		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	5,863,788	13.64	18.16	138,597,357	1.21	0.40	2.30	-11.50	-9.80
Lord Abbett Mid Cap Stock Portfolio Class VC	397,752	25.37	26.72	10,599,555	0.74	1.52	1.77	-12.77	-12.55
Lord Abbett Short Duration Income Portfolio Class VC	169,006	9.64	10.14	1,708,875	2.73	1.10	1.70	-6.66	-6.10
Morgan Stanley VIF Global Infrastructure Portfolio Class II	57,073	11.29	12.52	705,825	2.54	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	38,708	10.94	11.16	429,671	0.00	1.10	1.40	-12.51	-12.25
PIMCO All Asset Portfolio Advisor Class	1,355	11.86	12.02	16,151	7.72	1.10	1.35	-13.05	-12.83
PIMCO Dynamic Bond Portfolio Advisor Class	72,188	9.87	10.33	742,053	2.72	1.10	1.70	-8.03	-7.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	312,243	8.54	8.70	2,711,377	4.62	1.00	1.55	-17.09	-16.64
PIMCO Total Return Portfolio Advisor Class	19,186,717	8.54	8.90	168,946,623	2.43	1.00	1.95	-16.04	-15.24
PIMCO Total Return Portfolio Institutional Class	128,899	8.93	9.15	1,165,100	2.25	0.40	0.80	-14.85	-14.51
PVC Core Plus Bond Account Class 1	335,461	9.07	9.25	3,094,671	2.75	1.40	1.95	-15.78	-15.32
PVC Diversified International Account Class 1	74,210	7.74	9.03	644,211	2.15	1.40	1.95	-21.54	-21.11
PVC Equity Income Account Class 1	360,224	24.67	26.88	9,578,221	1.80	1.40	1.80	-12.09	-11.74
PVC Equity Income Account Class 2	229,452	22.64	23.84	5,548,304	1.60	1.52	1.95	-12.44	-12.06
PVC Government & High Quality Bond Account Class 1	183,074	6.62	7.80	1,371,544	1.24	1.40	1.95	-13.51	-13.03
PVC Large Cap Growth Account I Class 1	83,706	11.74	11.98	998,034	0.00	1.40	1.95	-35.43	-35.07
PVC MidCap Account Class 1	39,531	34.72	37.80	1,477,768	0.16	1.40	1.80	-24.35	-24.05

84

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC MidCap Account Class 2	14,300	31.82	34.63	489,202	0.00	1.55	1.95	-24.64	-24.34
PVC Principal Capital Appreciation Account Class 1	242,686	37.30	40.64	9,790,906	0.74	1.40	1.80	-17.91	-17.58
PVC Principal Capital Appreciation Account Class 2	48,506	34.15	37.16	1,788,868	0.57	1.55	1.95	-18.23	-17.90
PVC Real Estate Securities Account Class 1	9,305	39.31	41.11	381,385	1.18	1.40	1.55	-26.56	-26.45
PVC Real Estate Securities Account Class 2	5,101	37.13	38.64	195,906	0.98	1.55	1.70	-26.83	-26.72
PVC SAM Balanced Portfolio Class 1	1,103,936	17.79	19.39	20,807,097	2.24	1.40	1.80	-17.64	-17.31
PVC SAM Balanced Portfolio Class 2	986,927	16.40	17.96	17,418,067	1.97	1.52	1.95	-17.91	-17.55
PVC SAM Conservative Balanced Portfolio Class 1	169,285	11.49	12.50	2,063,703	2.33	1.40	1.80	-15.98	-15.64
PVC SAM Conservative Balanced Portfolio Class 2	144,710	10.59	16.15	1,672,998	2.15	1.52	1.95	-16.33	-15.97
PVC SAM Conservative Growth Portfolio Class 1	508,536	20.34	22.15	10,861,521	2.00	1.40	1.80	-19.25	-18.93
PVC SAM Conservative Growth Portfolio Class 2	518,445	18.68	20.42	10,415,098	1.81	1.52	1.95	-19.56	-19.21
PVC SAM Flexible Income Portfolio Class 1	186,944	12.20	13.30	2,435,365	2.73	1.40	1.80	-14.66	-14.31
PVC SAM Flexible Income Portfolio Class 2	240,353	11.26	15.15	2,947,040	2.55	1.52	1.95	-15.04	-14.67
PVC SAM Strategic Growth Portfolio Class 1	104,850	23.37	25.42	2,608,838	1.98	1.40	1.80	-20.23	-19.91
PVC SAM Strategic Growth Portfolio Class 2	178,445	21.48	23.54	4,103,538	1.66	1.52	1.95	-20.54	-20.20
PVC Short-Term Income Account Class 1	147,287	6.62	7.71	1,077,588	0.92	1.40	1.95	-5.31	-4.79
PVC SmallCap Account Class 1	23,521	16.20	17.62	403,440	0.05	1.40	1.80	-22.05	-21.73
PVC SmallCap Account Class 2	16,660	14.89	16.15	267,713	0.00	1.55	1.95	-22.41	-22.10
SST SA Allocation Balanced Portfolio Class 1	5,478		12.19	66,756	1.69		0.40		-15.61
SST SA Allocation Balanced Portfolio Class 3	8,868,358	11.33	14.45	146,001,778	2.60	1.00	2.30	-17.42	-16.34
SST SA Allocation Growth Portfolio Class 1	285,042	14.12	14.46	4,087,123	4.38	0.40	0.80	-17.91	-17.58
SST SA Allocation Growth Portfolio Class 3	11,667,965	13.25	18.81	241,918,979	2.32	1.00	2.02	-19.15	-18.33
SST SA Allocation Moderate Growth Portfolio Class 1	22,125	13.48	13.60	300,596	3.41	0.40	0.55	-17.06	-16.93
SST SA Allocation Moderate Growth Portfolio Class 3	11,508,673	12.53	16.21	211,697,344	2.67	1.00	2.30	-18.63	-17.57
SST SA Allocation Moderate Portfolio Class 1	14,230	12.96	13.07	185,820	3.63	0.40	0.55	-16.50	-16.38
SST SA Allocation Moderate Portfolio Class 3	9,474,845	12.07	15.63	168,532,888	2.67	1.00	2.30	-18.18	-17.11
SST SA American Century Inflation Protection Portfolio Class 1	15,698	10.26	10.51	163,557	2.40	0.40	0.80	-11.58	-11.23
SST SA American Century Inflation Protection Portfolio Class 3	25,666,793	9.78	9.93	284,534,597	2.25	1.00	2.30	-13.16	-12.03
SST SA Columbia Focused Value Portfolio Class 3	4,092	17.81	19.32	78,784	1.16	1.10	1.35	-3.33	-3.09
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,798	8.96	9.62	149,299	1.87	1.10	1.70	-15.93	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	25,779	11.46	11.57	296,597	1.34	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	30,996	15.44	17.96	508,697	0.00	1.10	1.70	-39.06	-38.70
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,628	15.45	16.34	168,630	1.69	1.10	1.40	-5.00	-4.72
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,528	16.98	18.42	222,349	0.00	1.10	1.40	-29.97	-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,554	14.69	15.85	271,739	0.51	1.10	1.40	-10.27	-10.00
SST SA Multi-Managed Small Cap Portfolio Class 3	12,935	13.85	15.39	186,943	0.13	1.10	1.40	-18.01	-17.76
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,486	13.90	14.02	284,918	1.40	0.40	0.55	-17.69	-17.56
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	6,354,744	13.63	14.10	88,161,258	1.08	1.00	1.55	-18.66	-18.21
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,683	16.21	17.30	371,510	0.00	1.10	1.40	-41.88	-41.71
SAST SA AB Growth Portfolio Class 1	6,719,484	16.37	33.06	350,092,527	0.00	0.40	1.77	-29.85	-28.89
SAST SA AB Growth Portfolio Class 2	337,216	112.19	126.94	41,088,996	0.00	1.40	1.97	-30.11	-29.71
SAST SA AB Growth Portfolio Class 3	7,410,398	31.85	34.90	416,671,422	0.00	1.00	2.30	-30.40	-29.49
SAST SA AB Small & Mid Cap Value Portfolio Class 1	52,915	11.84	12.06	634,606	1.19	0.40	0.80	-16.38	-16.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	191,083	40.69	44.61	8,460,448	0.85	1.52	1.97	-17.50	-17.13
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,403,424	18.18	23.42	300,963,834	0.78	1.00	2.30	-17.87	-16.80
SAST SA American Funds Asset Allocation Portfolio Class 1	525,617	13.96	14.29	7,468,299	1.98	0.40	0.80	-14.13	-13.78
SAST SA American Funds Asset Allocation Portfolio Class 3	67,864,280	17.09	18.69	1,469,885,240	1.74	1.00	2.30	-15.54	-14.44
SAST SA American Funds Global Growth Portfolio Class 1	76,394	13.21	13.46	1,022,038	0.00	0.40	0.80	-25.35	-25.05
SAST SA American Funds Global Growth Portfolio Class 3	12,090,807	20.67	23.88	324,538,833	0.00	1.00	2.30	-26.67	-25.71
SAST SA American Funds Growth Portfolio Class 1	105,996	15.54	15.83	1,668,026	0.71	0.40	0.80	-30.45	-30.18
SAST SA American Funds Growth Portfolio Class 3	18,561,258	27.84	29.89	634,852,756	0.49	1.00	2.30	-31.68	-30.78
SAST SA American Funds Growth-Income Portfolio Class 1	111,784	13.62	13.87	1,540,308	1.14	0.40	0.80	-17.15	-16.82
SAST SA American Funds Growth-Income Portfolio Class 3	12,288,102	22.71	23.43	327,509,080	0.85	1.00	2.30	-18.63	-17.57
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	74,997	12.81	12.92	961,542	1.35	0.40	0.55	-17.42	-17.30
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	102,519,354	11.93	13.87	1,568,854,955	0.92	1.00	2.30	-19.06	-18.01
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	4,565	10.04	10.13	46,222	1.90	0.40	0.80	-16.48	-16.15
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,922,646	9.82	9.94	38,752,738	1.96	1.00	1.55	-17.28	-16.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	62,712	10.87	11.13	692,089	0.00	0.40	0.80	-18.16	-17.84
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	52,753,463	10.27	10.50	578,266,266	0.00	1.00	1.95	-19.30	-18.53
SAST SA Emerging Markets Equity Index Portfolio Class 1	11,135	8.88	9.05	100,163	1.96	0.40	0.80	-20.97	-20.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,529,077	8.47	8.69	13,125,286	1.93	1.00	1.55	-21.77	-21.34
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,268,269	10.85	28.79	37,172,457	3.49	0.40	1.77	-15.78	-14.62
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	379,420	26.87	29.49	11,100,644	3.34	1.52	1.97	-16.05	-15.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	34,764,328	11.17	14.86	656,710,081	3.31	1.00	2.30	-16.44	-15.35
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	19,680	10.98	11.14	217,893	0.01	0.40	0.80	-27.15	-26.85
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	766,046	10.59	10.81	8,196,967	0.00	1.00	1.55	-27.85	-27.45
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	342,252	12.45	39.08	13,973,782	0.87	0.40	1.77	-28.23	-27.24
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	78,415	36.49	40.00	3,094,012	0.68	1.52	1.97	-28.50	-28.17
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,355,594	12.45	14.04	124,534,724	0.64	1.00	2.30	-28.82	-27.89
SAST SA Fixed Income Index Portfolio Class 1	4,650	9.70	9.91	45,824	3.96	0.40	0.80	-13.49	-13.15
SAST SA Fixed Income Index Portfolio Class 3	6,511,499	9.09	9.48	60,802,458	1.69	1.00	1.80	-14.63	-13.95
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,267	10.03	10.11	12,734	1.44	0.40	0.55	-7.62	-7.48
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,169,435	9.26	9.66	30,166,808	1.12	1.00	1.80	-9.10	-8.37

85

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,969,565	14.53	30.63	275,770,611	1.65	0.40	1.77	-3.07	-1.73
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	435,560	82.63	93.34	39,222,189	1.50	1.40	1.97	-3.44	-2.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,748,271	21.90	22.37	316,980,351	1.41	1.00	2.30	-3.83	-2.58
SAST SA Franklin Small Company Value Portfolio Class 1	7,207	12.75	12.99	93,065	0.94	0.40	0.80	-11.17	-10.81
SAST SA Franklin Small Company Value Portfolio Class 3	5,807,331	18.37	20.49	129,227,938	0.40	1.00	2.30	-12.71	-11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	3,993	12.72	12.88	51,235	2.48	0.40	0.80	-13.83	-13.49
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	547,025	12.30	12.46	6,789,885	1.79	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	505,498	15.63	41.64	21,476,642	1.73	0.40	1.77	-9.32	-8.07
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	118,192	38.97	42.68	4,998,979	1.63	1.52	1.97	-9.61	-9.21
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,133,679	24.11	31.68	152,675,006	1.58	1.00	2.30	-9.99	-8.82
SAST SA Franklin Tactical Opportunities Portfolio Class 1	5,644	11.93	12.18	68,275	1.64	0.40	0.80	-14.37	-14.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,634,135	11.32	11.65	64,638,935	1.04	1.00	1.55	-15.23	-14.76
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,429		11.54	85,725	0.28		0.40		-14.46
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,102,482	10.81	11.09	55,877,444	0.04	1.00	1.55	-15.66	-15.20
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,595		11.68	100,383	0.33		0.55		-15.74
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,193,674	11.02	11.30	57,975,040	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 1	300,454	11.73	11.95	3,579,998	1.41	0.40	0.80	-16.75	-16.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,987,109	11.12	11.48	215,384,933	1.24	1.00	1.70	-17.72	-17.14
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	509		11.88	6,050	0.00		0.40		-16.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,281,843	11.04	11.36	25,552,863	0.00	1.00	1.55	-17.63	-17.17
SAST SA Index Allocation 60/40 Portfolio Class 1	22,841		13.56	309,702	0.93		0.55		-15.22
SAST SA Index Allocation 60/40 Portfolio Class 3	12,778,397	12.60	13.01	163,643,018	1.28	1.00	1.55	-16.24	-15.78
SAST SA Index Allocation 80/20 Portfolio Class 1	130,945	14.45	14.80	1,925,282	1.53	0.40	0.80	-16.70	-16.36
SAST SA Index Allocation 80/20 Portfolio Class 3	22,016,091	13.63	14.08	305,021,683	1.34	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 1	523,609	14.93	15.29	7,930,353	1.80	0.40	0.80	-17.29	-16.96
SAST SA Index Allocation 90/10 Portfolio Class 3	59,262,262	14.08	14.55	848,552,672	1.35	1.00	1.55	-18.11	-17.66
SAST SA International Index Portfolio Class 1	104,015	10.17	10.36	1,069,777	2.37	0.40	0.80	-15.19	-14.85
SAST SA International Index Portfolio Class 3	1,962,422	10.02	10.31	19,940,353	2.63	1.00	1.55	-16.06	-15.60
SAST SA Invesco Growth Opportunities Portfolio Class 1	445,094	12.50	13.55	6,351,748	0.00	0.40	1.77	-36.50	-35.62
SAST SA Invesco Growth Opportunities Portfolio Class 2	169,040	12.64	13.89	2,324,188	0.00	1.52	1.97	-36.75	-36.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,443,217	18.92	23.46	109,127,892	0.00	1.00	2.30	-37.07	-36.25
SAST SA Janus Focused Growth Portfolio Class 1	348,155	14.72	31.05	11,216,948	0.00	0.40	1.77	-34.71	-33.81
SAST SA Janus Focused Growth Portfolio Class 2	207,384	30.15	31.75	6,532,954	0.00	1.52	1.77	-34.86	-34.69
SAST SA Janus Focused Growth Portfolio Class 3	3,657,471	22.54	25.60	107,989,498	0.00	1.00	2.30	-35.21	-34.36
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,189,769	12.94	16.60	98,390,143	1.05	0.40	1.77	-17.43	-16.30
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	591,618	27.47	30.11	17,626,978	1.00	1.52	1.97	-17.70	-17.33
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,721,707	15.48	17.14	183,448,512	0.90	1.00	2.30	-18.04	-16.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	661,331	8.53	16.94	11,536,400	2.51	0.40	1.77	-26.76	-25.75
SAST SA JPMorgan Emerging Markets Portfolio Class 2	130,533	15.80	17.33	2,242,419	2.37	1.52	1.97	-27.01	-26.68
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,827,097	9.27	9.41	85,468,640	2.45	1.00	2.30	-27.35	-26.40
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,385,319	15.55	25.93	113,914,930	1.83	0.40	1.77	-3.56	-2.23
SAST SA JPMorgan Equity-Income Portfolio Class 2	123,353	76.01	83.53	10,205,445	1.67	1.52	1.97	-3.91	-3.48
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,317,616	23.60	24.74	196,395,500	1.74	1.00	2.30	-4.30	-3.05
SAST SA JPMorgan Global Equities Portfolio Class 1	781,167	11.87	36.31	29,311,318	1.58	0.40	1.77	-17.29	-16.16
SAST SA JPMorgan Global Equities Portfolio Class 2	66,604	34.01	38.23	2,473,477	1.40	1.40	1.97	-17.55	-17.08
SAST SA JPMorgan Global Equities Portfolio Class 3	1,797,576	15.08	16.38	35,368,607	1.46	1.00	2.30	-17.93	-16.86
SAST SA JPMorgan Large Cap Core Portfolio Class 1	416,657	14.28	47.12	20,627,216	0.89	0.40	1.77	-21.59	-20.51
SAST SA JPMorgan Large Cap Core Portfolio Class 2	59,939	43.95	48.27	2,870,999	0.74	1.52	1.97	-21.83	-21.47
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,005,604	21.35	22.35	59,249,366	0.69	1.00	2.30	-22.20	-21.18
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,127,486	10.29	26.32	30,034,248	2.28	0.40	1.77	-14.66	-13.48
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	192,338	25.49	26.89	5,141,003	1.96	1.52	1.77	-14.78	-14.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	35,807,261	9.72	11.59	530,372,133	1.95	1.00	2.30	-15.43	-14.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,482,255	15.28	21.03	53,768,999	0.00	0.40	1.77	-28.35	-27.36
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	390,264	32.89	37.12	13,943,040	0.00	1.40	1.97	-28.58	-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,919,378	25.17	32.17	252,762,932	0.00	1.00	2.30	-28.90	-27.98
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,960,657	10.01	10.63	21,855,545	0.00	0.40	1.77	-3.26	-1.93
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	705,017	9.93	10.88	7,640,534	0.00	1.52	1.97	-3.57	-3.13
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	21,058,288	7.14	9.03	183,831,101	0.00	1.00	2.30	-4.09	-2.84
SAST SA Large Cap Growth Index Portfolio Class 1	39,368	14.96	15.25	596,214	0.37	0.40	0.80	-30.18	-29.90
SAST SA Large Cap Growth Index Portfolio Class 3	2,068,224	14.18	14.65	29,927,128	0.26	1.00	1.70	-30.98	-30.50
SAST SA Large Cap Index Portfolio Class 1	179,155	15.58	15.90	2,813,186	0.81	0.40	0.80	-18.99	-18.66
SAST SA Large Cap Index Portfolio Class 3	4,312,283	14.78	15.21	64,557,407	1.16	1.00	1.55	-19.79	-19.35
SAST SA Large Cap Value Index Portfolio Class 1	46,022	14.17	14.43	658,550	1.95	0.40	0.80	-6.34	-5.97
SAST SA Large Cap Value Index Portfolio Class 3	2,670,271	13.52	13.87	36,590,538	1.99	1.00	1.55	-7.24	-6.73
SAST SA MFS Blue Chip Growth Portfolio Class 1	409,746	14.45	16.68	7,237,256	0.00	0.40	1.77	-31.04	-30.09
SAST SA MFS Blue Chip Growth Portfolio Class 2	147,469	16.22	17.11	2,498,175	0.00	1.52	1.77	-31.16	-30.99
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,140,626	24.36	25.21	103,433,688	0.00	1.00	2.30	-31.63	-30.74
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	580,574	14.87	29.26	38,726,054	1.07	0.40	1.77	-17.79	-16.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	97,474	59.76	65.35	6,310,093	0.91	1.52	1.97	-18.08	-17.71
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,953,432	22.88	26.41	180,380,959	0.81	1.00	2.30	-18.41	-17.35
SAST SA MFS Total Return Portfolio Class 1	1,611,941	13.81	23.55	83,170,971	1.47	0.40	1.77	-11.28	-10.05
SAST SA MFS Total Return Portfolio Class 2	350,983	47.12	51.68	17,902,085	1.32	1.52	1.97	-11.56	-11.16
SAST SA MFS Total Return Portfolio Class 3	7,424,416	16.11	17.31	191,224,452	1.28	1.00	2.30	-11.95	-10.80

86

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Mid Cap Index Portfolio Class 1	33,760	13.15	13.40	448,604	0.99	0.40	0.80	-14.14	-13.80
SAST SA Mid Cap Index Portfolio Class 3	3,603,718	12.61	13.25	47,060,604	0.76	1.00	1.95	-15.31	-14.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,211,682	10.19	14.94	19,070,867	2.52	0.40	1.77	-15.49	-14.32
SAST SA Morgan Stanley International Equities Portfolio Class 2	395,694	13.95	15.29	5,983,907	2.21	1.52	1.97	-15.84	-15.47
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,447,892	10.14	11.18	85,496,128	2.34	1.00	2.30	-16.13	-15.03
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	680,771	9.06	11.47	12,298,874	0.00	0.40	1.77	-20.35	-19.26
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	166,955	16.31	17.86	2,952,649	0.00	1.52	1.97	-20.70	-20.34
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,616,106	8.18	8.86	173,623,698	0.00	1.00	2.30	-21.02	-19.99
SAST SA PIMCO RAE International Value Portfolio Class 1	11,326	8.89	8.96	101,437	4.55	0.40	0.55	-8.66	-8.52
SAST SA PIMCO RAE International Value Portfolio Class 2	424,190	16.29	18.10	7,632,433	3.77	1.52	1.97	-10.04	-9.64
SAST SA PIMCO RAE International Value Portfolio Class 3	18,942,487	8.94	10.05	240,717,919	3.70	1.00	2.30	-10.49	-9.32
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,214	11.76	11.94	50,314	0.00	0.55	0.80	-18.15	-17.94
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	65,633,474	11.07	12.23	849,522,148	0.00	1.00	1.95	-19.26	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	699,806	11.28	32.97	24,237,406	5.37	0.40	1.77	-11.40	-10.18
SAST SA PineBridge High-Yield Bond Portfolio Class 2	162,532	30.66	33.68	5,432,276	5.40	1.52	1.97	-11.74	-11.35
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,631,385	12.90	14.62	74,369,353	5.20	1.00	2.30	-11.88	-10.73
SAST SA Putnam International Growth and Income Portfolio Class 1	965,129	10.80	12.66	17,761,505	1.62	0.40	1.77	-8.34	-7.07
SAST SA Putnam International Growth and Income Portfolio Class 2	249,286	16.54	18.09	4,475,062	1.66	1.52	1.97	-8.63	-8.22
SAST SA Putnam International Growth and Income Portfolio Class 3	4,830,759	12.26	15.73	72,860,894	1.41	1.00	2.17	-8.97	-7.90
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,109	10.91	11.01	231,134	0.94	0.40	0.55	-18.81	-18.69
SAST SA Schroders VCP Global Allocation Portfolio Class 3	34,956,593	10.20	10.78	393,035,155	0.65	1.00	1.95	-20.16	-19.39
SAST SA Small Cap Index Portfolio Class 1	35,358	11.39	11.61	407,239	0.59	0.40	0.80	-21.39	-21.07
SAST SA Small Cap Index Portfolio Class 3	3,556,335	10.80	11.35	39,818,011	0.53	1.00	1.95	-22.52	-21.78
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	28,195	13.20	13.30	373,044	0.61	0.40	0.55	-18.53	-18.41
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	30,037,106	12.11	12.72	376,668,687	0.34	1.00	1.95	-19.88	-19.12
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	18,230	12.79	12.90	233,339	1.03	0.40	0.55	-19.28	-19.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	85,626,716	11.81	12.52	1,119,730,799	0.76	1.00	1.95	-20.54	-19.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	31,673	13.02	13.33	418,712	2.66	0.40	0.80	-17.65	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	399,592,820	12.20	14.08	6,104,053,442	2.26	1.00	2.15	-18.91	-17.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	50,243	13.08	13.20	660,713	2.44	0.40	0.55	-14.77	-14.64
SAST SA VCP Dynamic Strategy Portfolio Class 3	317,750,193	12.13	14.06	4,776,685,400	2.07	1.00	2.02	-16.24	-15.38
SAST SA VCP Index Allocation Portfolio Class 1	29,243	11.91	12.00	348,849	0.00	0.40	0.55	-17.25	-17.13
SAST SA VCP Index Allocation Portfolio Class 3	33,439,491	11.16	11.49	378,580,493	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,633,223	13.37	42.76	277,530,257	0.00	0.40	1.77	-37.46	-36.59
SAST SA Wellington Capital Appreciation Portfolio Class 2	231,890	149.30	165.83	37,303,158	0.00	1.40	1.97	-37.66	-37.30
SAST SA Wellington Capital Appreciation Portfolio Class 3	16,254,234	25.40	35.58	787,808,448	0.00	1.00	2.30	-37.92	-37.11
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,096,060	9.83	12.62	44,349,510	1.20	0.40	1.77	-14.93	-13.75
SAST SA Wellington Government and Quality Bond Portfolio Class 2	777,508	17.25	18.94	14,605,323	1.04	1.52	1.97	-15.23	-14.85
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,815,037	9.37	9.72	355,164,799	0.89	1.00	2.30	-15.63	-14.53
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	156,556	12.79	73.21	11,268,459	0.80	0.40	1.40	-18.15	-17.33
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,371,316	11.74	12.46	102,395,193	0.64	1.00	1.95	-18.81	-18.04
VALIC Company I International Equities Index Fund	338,654	11.52	11.61	3,924,544	2.89	1.10	1.40	-15.71	-15.45
VALIC Company I International Socially Responsible Fund	63,789	13.63	14.36	912,078	3.59	1.10	1.40	-17.71	-17.46
VALIC Company I Mid Cap Index Fund	209,790	16.51	17.97	3,712,402	1.30	1.10	1.40	-14.56	-14.30
VALIC Company I Nasdaq-100 Index Fund	127,395	21.94	25.65	3,160,960	0.23	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	176,269	13.26	15.99	2,741,189	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	544,936	17.96	20.25	10,956,779	1.17	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	79,121	127.86	130.98	10,355,316	4.23	1.30	1.40	7.09	7.20
American Funds IS Asset Allocation Fund Class 2	1,512,729	37.89	39.76	59,927,723	1.53	1.52	1.77	13.08	13.37
American Funds IS Asset Allocation Fund Class 3	296,081	119.65	122.57	36,256,613	1.61	1.30	1.40	13.62	13.74
American Funds IS Capital Income Builder Class 4	224,159	12.74	13.74	3,068,555	2.48	1.10	1.70	12.75	13.43
American Funds IS Global Growth Fund Class 2	2,694,890	69.65	75.98	203,185,912	0.34	1.52	1.97	14.15	14.66
American Funds IS Growth Fund Class 2	3,967,897	88.86	96.89	381,387,835	0.22	1.52	1.97	19.61	20.15
American Funds IS Growth Fund Class 3	330,617	891.32	913.12	301,620,205	0.28	1.30	1.40	20.37	20.49
American Funds IS Growth-Income Fund Class 2	5,091,815	52.36	57.13	288,457,612	1.11	1.52	1.97	21.68	22.22
American Funds IS Growth-Income Fund Class 3	382,859	424.16	434.54	166,168,058	1.17	1.30	1.40	22.46	22.59
American Funds IS International Fund Class 3	252,846	81.46	83.46	21,070,826	2.38	1.30	1.40	-2.76	-2.66
American Funds IS U.S. Government Securities Fund Class 3	217,102	43.62	44.68	9,693,183	1.32	1.30	1.40	-2.00	-1.91
American Funds IS Ultra-Short Bond Fund Class 3	240,234	18.78	19.24	4,620,838	0.00	1.30	1.40	-1.83	-1.74
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,189	14.68	16.02	409,240	2.60	1.10	1.70	9.82	10.48
BlackRock Global Allocation V.I. Fund Class III	61,912	13.82	15.00	909,353	0.66	1.10	1.70	4.62	5.25
Columbia VP Dividend Opportunity Fund Class 1	68,160	25.62	27.00	1,830,331	0.00	1.52	1.77	23.95	24.26
Columbia VP Emerging Markets Bond Fund Class 2	7,292		11.76	85,769	3.64		1.10		-3.52
Columbia VP Income Opportunities Fund Class 1	267,729	27.23	30.54	7,986,919	8.99	1.52	2.17	2.25	2.92
Columbia VP Large Cap Growth Fund Class 1	988,128	27.34	28.12	27,628,192	0.00	1.52	2.02	26.16	26.79
Columbia VP Limited Duration Credit Fund Class 2	37,142	10.33	10.74	395,857	2.63	1.10	1.70	-2.52	-1.93

87

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Overseas Core Fund Class 2	107,331	14.03	14.23	1,524,646	1.14	1.52	1.77	7.82	8.09
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,488	34.94	39.45	408,001	0.00	1.52	1.77	14.52	14.81
Columbia VP Small Company Growth Fund Class 1	19,502	48.58	51.21	992,810	0.00	1.52	1.77	-4.61	-4.37
CTIVP® Principal Blue Chip Growth Fund Class 1	88,671	25.54	25.91	2,294,119	0.00	1.52	1.77	16.49	16.78
FTVIP Franklin Allocation VIP Fund Class 1	1,248		13.45	16,786	0.63		0.55		11.20
FTVIP Franklin Allocation VIP Fund Class 2	2,251,672	16.24	16.77	40,939,689	1.71	1.00	2.30	9.14	10.57
FTVIP Franklin Income VIP Fund Class 1	98,610	12.90	13.09	1,284,343	4.60	0.40	0.80	16.07	16.54
FTVIP Franklin Income VIP Fund Class 2	7,072,748	15.32	16.49	131,253,224	4.68	1.00	2.30	14.10	15.59
FTVIP Franklin Strategic Income VIP Fund Class 2	100,068	10.59	11.04	1,087,844	3.14	1.10	1.70	0.39	0.99
Goldman Sachs VIT Government Money Market Fund Institutional Shares	934,543	9.76	10.31	9,137,517	0.01	0.40	1.52	-1.50	-0.39
Goldman Sachs VIT Government Money Market Fund Service Shares	22,490,562	9.23	9.85	217,567,229	0.01	1.00	2.15	-2.12	-0.99
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	50,186	9.85	10.26	512,147	1.15	1.10	1.40	3.20	3.51
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,163	12.67	13.57	15,444	0.00	1.10	1.35	14.61	14.90
Invesco V.I. American Franchise Fund Series I	3,447	19.51	19.80	68,054	0.00	0.40	0.80	11.03	11.48
Invesco V.I. American Franchise Fund Series II	2,185,893	34.58	40.44	99,674,218	0.00	1.00	2.30	9.11	10.54
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,926	12.84	14.20	754,933	2.80	1.10	1.70	7.42	8.07
Invesco V.I. Comstock Fund Series I	16,358	14.17	14.38	234,842	2.36	0.40	0.80	32.30	32.83
Invesco V.I. Comstock Fund Series II	11,277,015	21.31	23.16	325,408,335	1.68	1.00	2.30	30.02	31.72
Invesco V.I. Growth and Income Fund Series I	85,053	13.95	14.16	1,197,253	1.71	0.40	0.80	27.48	27.99
Invesco V.I. Growth and Income Fund Series II	13,083,624	21.11	22.93	398,415,926	1.37	1.00	2.30	25.28	26.91
Macquarie VIP Asset Strategy Series Service Class	27,274	13.10	14.09	380,069	1.41	1.10	1.70	8.58	9.23
Lord Abbett Bond Debenture Portfolio Class VC	110,186	12.40	13.50	1,473,942	2.96	1.10	1.70	1.54	2.15
Lord Abbett Fundamental Equity Portfolio Class VC	9,094	16.55	17.43	156,392	0.90	1.10	1.40	25.54	25.92
Lord Abbett Growth and Income Portfolio Class VC	6,688,431	15.12	20.52	177,915,242	1.04	0.40	2.30	26.09	28.50
Lord Abbett Mid Cap Stock Portfolio Class VC	449,581	29.09	30.56	13,697,365	0.58	1.52	1.77	26.44	26.76
Lord Abbett Short Duration Income Portfolio Class VC	177,884	10.33	10.80	1,915,881	1.79	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,067	12.53	13.81	983,518	1.96	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	46,376	12.51	12.72	585,811	0.27	1.10	1.40	16.30	16.65
PIMCO All Asset Portfolio Advisor Class	5,552	13.64	13.79	76,417	12.08	1.10	1.35	14.49	14.77
PIMCO Dynamic Bond Portfolio Advisor Class	104,353	10.73	11.16	1,159,420	1.92	1.10	1.70	-0.52	0.08
PIMCO Emerging Markets Bond Portfolio Advisor Class	218,102	10.30	10.43	2,294,447	4.29	1.00	1.55	-4.16	-3.63
PIMCO Total Return Portfolio Advisor Class	16,444,965	10.20	10.50	171,305,014	1.74	1.00	1.80	-3.12	-2.35
PIMCO Total Return Portfolio Institutional Class	75,950	10.49	10.71	805,561	1.64	0.40	0.80	-1.91	-1.51
PVC Core Plus Bond Account Class 1	409,626	10.77	10.93	4,461,991	2.55	1.40	1.95	-2.37	-1.83
PVC Diversified International Account Class 1	93,837	9.87	11.44	1,029,381	1.30	1.40	1.95	7.63	8.23
PVC Equity Income Account Class 1	380,810	28.07	30.46	11,478,756	1.94	1.40	1.80	20.28	20.76
PVC Equity Income Account Class 2	256,728	25.85	27.11	7,061,790	1.82	1.52	1.95	19.79	20.30
PVC Government & High Quality Bond Account Class 1	269,791	7.66	8.96	2,303,058	2.35	1.40	1.95	-3.23	-2.69
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05
PVC Principal Capital Appreciation Account Class 2	53,981	41.76	45.26	2,426,676	0.76	1.55	1.95	25.04	25.54
PVC Real Estate Securities Account Class 1	9,548	53.53	55.89	532,224	1.44	1.40	1.55	38.28	38.49
PVC Real Estate Securities Account Class 2	5,210	50.74	52.73	273,243	1.22	1.55	1.70	37.68	37.89
PVC SAM Balanced Portfolio Class 1	1,181,363	21.60	23.45	26,944,579	1.59	1.40	1.80	11.71	12.16
PVC SAM Balanced Portfolio Class 2	1,161,402	19.98	21.78	24,902,391	1.38	1.52	1.95	11.20	11.68
PVC SAM Conservative Balanced Portfolio Class 1	175,863	13.67	14.82	2,545,781	1.89	1.40	1.80	7.75	8.18
PVC SAM Conservative Balanced Portfolio Class 2	190,341	12.66	19.22	2,610,010	1.72	1.52	1.95	7.36	7.83
PVC SAM Conservative Growth Portfolio Class 1	538,693	25.19	27.32	14,218,538	1.17	1.40	1.80	15.65	16.11
PVC SAM Conservative Growth Portfolio Class 2	561,163	23.23	25.28	13,967,600	1.05	1.52	1.95	15.18	15.67
PVC SAM Flexible Income Portfolio Class 1	266,989	14.29	15.53	4,041,977	2.53	1.40	1.80	4.98	5.40
PVC SAM Flexible Income Portfolio Class 2	308,145	13.25	17.75	4,413,468	2.07	1.52	1.95	4.56	5.01
PVC SAM Strategic Growth Portfolio Class 1	114,573	29.30	31.74	3,563,215	0.97	1.40	1.80	17.72	18.20
PVC SAM Strategic Growth Portfolio Class 2	224,603	27.03	29.50	6,460,162	0.81	1.52	1.95	17.23	17.73
PVC Short-Term Income Account Class 1	231,456	6.99	8.10	1,763,627	1.50	1.40	1.95	-2.63	-2.10
PVC SmallCap Account Class 1	28,923	20.78	22.51	628,926	0.33	1.40	1.80	17.98	18.45
PVC SmallCap Account Class 2	17,082	19.19	20.73	352,316	0.16	1.55	1.95	17.55	18.02
SST SA Allocation Balanced Portfolio Class 1	12,565	14.34	14.44	180,689	1.26	0.40	0.55	6.96	7.12
SST SA Allocation Balanced Portfolio Class 3	8,817,411	13.54	17.50	173,653,436	0.95	1.00	2.30	4.87	6.24
SST SA Allocation Growth Portfolio Class 1	56,095	17.20	17.54	979,000	2.22	0.40	0.80	15.05	15.51
SST SA Allocation Growth Portfolio Class 3	10,867,721	16.22	23.26	276,655,119	2.07	1.00	2.02	13.38	14.54
SST SA Allocation Moderate Growth Portfolio Class 1	16,906	16.26	16.38	276,599	1.98	0.40	0.55	12.15	12.31
SST SA Allocation Moderate Growth Portfolio Class 3	11,679,436	15.20	19.92	261,248,904	1.78	1.00	2.30	9.91	11.35
SST SA Allocation Moderate Portfolio Class 1	9,690	15.52	15.63	151,290	2.33	0.40	0.55	10.12	10.28
SST SA Allocation Moderate Portfolio Class 3	9,863,746	14.56	19.10	212,129,289	1.91	1.00	2.30	7.91	9.33
SST SA American Century Inflation Protection Portfolio Class 1	16,505	11.61	11.84	194,121	1.76	0.40	0.80	3.72	4.13
SST SA American Century Inflation Protection Portfolio Class 3	25,499,567	11.27	11.29	321,866,138	2.39	1.00	2.30	1.87	3.20
SST SA Columbia Focused Value Portfolio Class 3	7,377	18.00	19.93	146,360	3.78	1.10	1.70	23.19	23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,283	10.66	11.37	182,236	3.65	1.10	1.70	-3.35	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	35,476	13.93	14.02	495,238	2.54	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,388	25.33	29.30	756,341	0.00	1.10	1.70	14.25	14.94
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,115	16.27	17.15	200,770	2.90	1.10	1.40	21.85	22.22

88

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,865	24.25	26.22	326,651	0.00	1.10	1.40	7.65	7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,084	16.37	17.61	327,800	1.60	1.10	1.40	25.33	25.70
SST SA Multi-Managed Small Cap Portfolio Class 3	13,358	16.89	18.71	235,525	0.02	1.10	1.40	21.58	21.95
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,179	16.88	17.01	307,143	2.65	0.40	0.55	17.84	18.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,929,487	15.80	17.25	100,839,491	2.27	1.00	1.70	16.21	17.02
SST SA T. Rowe Price Growth Stock Portfolio Class 3	19,936	27.89	29.67	585,981	0.00	1.10	1.40	17.85	18.20
SAST SA AB Growth Portfolio Class 1	7,330,606	23.02	47.12	552,124,736	0.00	0.40	1.77	26.54	28.29
SAST SA AB Growth Portfolio Class 2	367,252	160.52	180.59	63,729,403	0.00	1.40	1.97	26.09	26.81
SAST SA AB Growth Portfolio Class 3	6,497,542	45.17	50.15	547,212,434	0.00	1.00	2.30	25.55	27.19
SAST SA AB Small & Mid Cap Value Portfolio Class 1	69,775	14.16	14.37	997,651	1.04	0.40	0.80	35.32	35.86
SAST SA AB Small & Mid Cap Value Portfolio Class 2	210,906	49.32	53.83	11,275,235	0.55	1.52	1.97	33.56	34.16
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,773,990	21.85	28.52	382,459,340	0.46	1.00	2.30	32.98	34.72
SAST SA American Funds Asset Allocation Portfolio Class 1	508,474	16.45	16.57	8,392,904	1.05	0.40	0.55	14.49	14.66
SAST SA American Funds Asset Allocation Portfolio Class 3	67,513,730	19.98	22.13	1,711,853,203	1.09	1.00	2.30	12.19	13.66
SAST SA American Funds Global Growth Portfolio Class 1	137,939	17.70	17.96	2,464,739	0.51	0.40	0.80	15.46	15.92
SAST SA American Funds Global Growth Portfolio Class 3	12,033,355	27.82	32.56	435,947,716	0.06	1.00	2.30	13.47	14.96
SAST SA American Funds Growth Portfolio Class 1	102,121	22.35	22.68	2,304,232	0.23	0.40	0.80	20.95	21.44
SAST SA American Funds Growth Portfolio Class 3	15,528,778	40.22	43.74	767,479,511	0.03	1.00	2.30	18.92	20.48
SAST SA American Funds Growth-Income Portfolio Class 1	119,461	16.43	16.68	1,981,618	1.62	0.40	0.80	23.09	23.58
SAST SA American Funds Growth-Income Portfolio Class 3	11,885,245	27.56	28.80	384,442,487	1.01	1.00	2.30	20.87	22.45
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	61,003	15.51	15.62	947,039	2.16	0.40	0.55	14.36	14.53
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	106,954,856	14.55	17.14	2,001,901,761	1.23	1.00	2.30	12.12	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,357,522	11.87	11.95	28,078,091	2.14	1.00	1.55	11.58	12.20
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	61,732	13.28	13.54	830,111	1.87	0.40	0.80	6.99	7.42
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,193,356	12.61	12.85	744,724,890	0.85	1.00	2.15	5.32	6.54
SAST SA Emerging Markets Equity Index Portfolio Class 1	9,080	11.23	11.40	103,054	1.06	0.40	0.80	-4.08	-3.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,696	10.83	11.05	11,167,585	1.22	1.00	1.55	-5.06	-4.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,413,125	12.70	34.18	49,281,795	2.97	0.40	1.77	-1.16	0.20
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	438,755	32.00	34.97	15,232,244	2.72	1.52	1.97	-1.53	-1.08
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	35,807,847	13.20	17.78	810,235,712	3.06	1.00	2.30	-1.95	-0.66
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	45,820	15.07	15.23	694,866	0.04	0.40	0.80	11.37	11.82
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	572,953	14.68	14.90	8,474,707	0.00	1.00	1.55	10.22	10.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	363,900	17.11	54.45	20,746,998	1.46	0.40	1.77	36.78	38.67
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	84,750	51.03	55.69	4,659,985	0.00	1.52	1.97	36.27	36.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,911,434	17.49	19.47	165,080,314	0.00	1.00	2.30	35.75	37.52
SAST SA Fixed Income Index Portfolio Class 1	67		11.21	750	0.00		0.80		-2.84
SAST SA Fixed Income Index Portfolio Class 3	5,991,408	10.64	11.01	65,185,453	0.00	1.00	1.80	-3.96	-3.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,006,389	10.19	10.54	31,311,043	1.10	1.00	1.80	-3.54	-2.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,356,988	14.78	31.60	321,179,462	1.88	0.40	1.77	27.59	29.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	495,266	85.57	96.12	45,971,585	1.74	1.40	1.97	27.17	27.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	8,973,492	22.48	23.26	386,641,244	1.67	1.00	2.30	26.59	28.24
SAST SA Franklin Small Company Value Portfolio Class 1	3,178	14.35	14.56	46,018	0.84	0.40	0.80	24.32	24.82
SAST SA Franklin Small Company Value Portfolio Class 3	6,482,397	20.78	23.47	163,153,424	0.94	1.00	2.30	22.16	23.76
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	1,347	14.76	14.89	20,029	0.05	0.40	0.80	24.67	25.17
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	364,136	14.43	14.56	5,286,453	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	579,681	17.00	45.92	27,512,124	2.29	0.40	1.77	21.92	23.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	127,778	43.12	47.01	5,953,628	2.17	1.52	1.97	21.41	21.96
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,506,856	26.44	35.20	183,312,506	2.35	1.00	2.30	20.94	22.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,926	13.93	14.17	41,245	1.16	0.40	0.80	14.25	14.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,092,788	13.27	13.67	68,742,945	1.01	1.00	1.70	12.90	13.69
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,415		13.49	100,030	1.44		0.40		9.43
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,039,140	12.74	13.08	65,253,076	1.41	1.00	1.70	7.77	8.53
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,592		13.86	119,095	1.65		0.55		12.03
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,899,011	13.05	13.51	65,543,601	1.46	1.00	1.95	10.25	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 1	298,288	14.09	14.30	4,255,242	1.17	0.40	0.80	14.82	15.28
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,681,240	13.51	13.86	242,687,504	1.00	1.00	1.70	13.53	14.32
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	555		14.23	7,891	0.42		0.40		14.57
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,187,161	13.18	13.72	29,651,190	0.25	1.00	1.95	12.45	13.52
SAST SA Index Allocation 60/40 Portfolio Class 1	48,161		15.99	770,268	0.32		0.55		12.76
SAST SA Index Allocation 60/40 Portfolio Class 3	11,965,926	14.93	15.45	182,446,537	0.08	1.00	1.70	11.15	11.93
SAST SA Index Allocation 80/20 Portfolio Class 1	133,959	17.35	17.69	2,356,668	1.15	0.40	0.80	17.65	18.12
SAST SA Index Allocation 80/20 Portfolio Class 3	21,314,934	16.20	16.97	356,799,103	1.09	1.00	1.95	15.95	17.05
SAST SA Index Allocation 90/10 Portfolio Class 1	381,020	18.05	18.41	6,952,109	1.19	0.40	0.80	19.93	20.41
SAST SA Index Allocation 90/10 Portfolio Class 3	58,148,904	16.86	17.67	1,013,852,694	1.08	1.00	1.95	18.29	19.41
SAST SA International Index Portfolio Class 1	103,939	11.99	12.10	1,257,427	1.35	0.55	0.80	9.89	10.17
SAST SA International Index Portfolio Class 3	1,309,733	11.86	12.22	15,815,366	1.47	1.00	1.70	8.60	9.37
SAST SA Invesco Growth Opportunities Portfolio Class 1	478,702	19.42	21.34	10,736,250	0.00	0.40	1.77	5.44	6.90
SAST SA Invesco Growth Opportunities Portfolio Class 2	173,669	19.98	21.86	3,758,687	0.00	1.52	1.97	5.10	5.57
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,708,484	29.68	37.28	145,380,100	0.00	1.00	2.30	4.67	6.04
SAST SA Janus Focused Growth Portfolio Class 1	374,703	22.24	47.56	18,525,819	0.00	0.40	1.77	21.15	22.82
SAST SA Janus Focused Growth Portfolio Class 2	237,666	46.27	48.62	11,444,891	0.00	1.52	1.77	20.99	21.30
SAST SA Janus Focused Growth Portfolio Class 3	3,337,047	34.34	39.51	150,426,511	0.00	1.00	2.30	20.19	21.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,641,623	15.45	20.11	135,833,732	0.96	0.40	1.77	9.85	11.37

89

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	612,632	33.38	36.43	22,112,654	0.82	1.52	1.97	9.44	9.93
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,913,640	18.65	20.91	227,211,135	0.59	1.00	2.30	9.01	10.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	774,865	11.48	23.13	18,035,326	1.78	0.40	1.77	-0.58	0.79
SAST SA JPMorgan Emerging Markets Portfolio Class 2	136,018	21.65	23.64	3,187,901	1.64	1.52	1.97	-1.01	-0.56
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,808,401	12.59	12.96	117,004,799	1.64	1.00	2.30	-1.40	-0.11
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,527,085	15.91	26.89	129,882,470	1.86	0.40	1.77	23.61	25.31
SAST SA JPMorgan Equity-Income Portfolio Class 2	139,401	79.11	86.54	11,945,501	1.78	1.52	1.97	23.16	23.71
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,976,841	24.34	25.85	195,974,711	1.81	1.00	2.30	22.63	24.24
SAST SA JPMorgan Global Equities Portfolio Class 1	866,802	14.15	43.91	39,692,292	1.73	0.40	1.77	21.16	22.83
SAST SA JPMorgan Global Equities Portfolio Class 2	76,386	41.25	46.10	3,425,290	1.60	1.40	1.97	20.71	21.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,781,867	18.37	19.70	42,978,340	1.71	1.00	2.30	20.19	21.76
SAST SA JPMorgan Large Cap Core Portfolio Class 1	458,833	17.70	60.09	29,020,788	0.65	0.80	1.77	25.54	26.76
SAST SA JPMorgan Large Cap Core Portfolio Class 2	64,983	56.22	61.47	3,962,319	0.50	1.52	1.97	25.13	25.69
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,940,743	27.09	28.73	73,874,805	0.46	1.00	2.30	24.58	26.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,231,070	11.89	30.85	39,357,534	2.46	0.40	1.77	-2.66	-1.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	238,801	29.91	31.48	7,451,186	2.30	1.52	1.77	-2.81	-2.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	39,754,960	11.34	13.70	693,118,719	2.33	1.00	2.30	-3.40	-2.14
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,789,827	21.04	29.36	89,475,907	0.00	0.40	1.77	8.89	10.39
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	445,001	46.05	51.67	22,144,133	0.00	1.40	1.97	8.50	9.12
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,302,403	34.94	45.25	319,929,845	0.00	1.00	2.30	8.03	9.44
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	2,037,617	10.21	10.99	23,523,686	0.05	0.40	1.77	-2.27	-0.92
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	803,813	10.30	11.23	8,990,127	0.00	1.52	1.97	-2.61	-2.17
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	19,000,018	7.44	9.29	172,700,500	0.00	1.00	2.30	-3.04	-1.77
SAST SA Large Cap Growth Index Portfolio Class 1	39,937	21.43	21.75	863,859	0.65	0.40	0.80	30.60	31.13
SAST SA Large Cap Growth Index Portfolio Class 3	1,319,148	20.55	21.08	27,535,439	0.62	1.00	1.70	29.07	29.97
SAST SA Large Cap Index Portfolio Class 1	234,357	19.23	19.43	4,535,010	1.46	0.55	0.80	27.32	27.64
SAST SA Large Cap Index Portfolio Class 3	3,309,792	18.31	18.87	61,565,300	1.44	1.00	1.70	25.90	26.79
SAST SA Large Cap Value Index Portfolio Class 1	41,057	15.13	15.35	626,627	2.48	0.40	0.80	23.41	23.91
SAST SA Large Cap Value Index Portfolio Class 3	1,781,257	14.50	14.87	26,239,547	2.92	1.00	1.70	21.98	22.83
SAST SA MFS Blue Chip Growth Portfolio Class 1	448,218	20.66	24.19	11,455,765	0.20	0.40	1.77	26.72	28.47
SAST SA MFS Blue Chip Growth Portfolio Class 2	162,698	23.56	24.79	3,990,196	0.00	1.52	1.77	26.50	26.82
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,664,872	35.17	36.87	130,385,597	0.00	1.00	2.30	25.78	27.42
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	649,326	17.74	35.60	52,630,757	0.00	0.55	1.77	24.68	26.21
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	108,553	72.94	79.41	8,545,275	0.00	1.52	1.97	24.25	24.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,339,734	27.68	32.37	237,622,610	0.00	1.00	2.30	23.71	25.33
SAST SA MFS Total Return Portfolio Class 1	1,803,122	15.36	26.54	105,133,724	0.00	0.40	1.77	12.03	13.58
SAST SA MFS Total Return Portfolio Class 2	393,747	53.28	58.18	22,613,618	1.31	1.52	1.97	11.69	12.19
SAST SA MFS Total Return Portfolio Class 3	7,399,339	18.06	19.66	220,969,315	1.32	1.00	2.30	11.16	12.61
SAST SA Mid Cap Index Portfolio Class 1	26,638	15.32	15.54	411,197	1.20	0.40	0.80	23.18	23.67
SAST SA Mid Cap Index Portfolio Class 3	2,774,022	14.88	15.49	42,488,082	0.83	1.00	1.95	21.41	22.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,936	11.89	17.68	25,549,281	1.22	0.40	1.77	2.51	3.92
SAST SA Morgan Stanley International Equities Portfolio Class 2	503,680	16.58	18.08	9,027,416	1.09	1.52	1.97	2.09	2.55
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,385,513	12.09	13.16	116,005,637	1.03	1.00	2.30	1.69	3.02
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	725,359	11.22	14.40	16,525,915	2.37	0.40	1.77	-8.94	-7.68
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	178,479	20.57	22.42	3,961,222	2.17	1.52	1.97	-9.20	-8.79
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	16,534,144	10.23	11.21	231,293,179	2.36	1.00	2.30	-9.63	-8.45
SAST SA PIMCO RAE International Value Portfolio Class 1	9,949	9.74	9.79	97,402	2.76	0.40	0.55	8.00	8.16
SAST SA PIMCO RAE International Value Portfolio Class 2	486,034	18.11	20.03	9,671,895	2.10	1.52	1.97	6.33	6.81
SAST SA PIMCO RAE International Value Portfolio Class 3	22,521,709	9.99	11.09	317,011,546	2.00	1.00	2.30	5.90	7.29
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,621	14.37	14.55	67,227	0.00	0.55	0.80	7.50	7.77
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	71,728,113	13.58	14.88	1,142,793,787	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	789,289	12.56	37.22	30,855,246	4.85	0.40	1.77	4.16	5.60
SAST SA PineBridge High-Yield Bond Portfolio Class 2	177,171	34.74	38.00	6,690,260	4.76	1.52	1.97	3.79	4.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,963,299	14.45	16.59	91,850,041	0.00	1.00	2.30	3.22	4.57
SAST SA Putnam International Growth and Income Portfolio Class 1	1,061,459	11.62	13.81	21,259,331	2.03	0.40	1.77	12.97	14.53
SAST SA Putnam International Growth and Income Portfolio Class 2	230,112	18.11	19.71	4,486,388	1.90	1.52	1.97	12.61	13.12
SAST SA Putnam International Growth and Income Portfolio Class 3	5,446,012	10.27	13.32	91,553,091	1.80	1.00	2.30	12.08	13.54
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,540	13.44	13.54	290,293	0.70	0.40	0.55	12.02	12.19
SAST SA Schroders VCP Global Allocation Portfolio Class 3	37,680,947	12.65	13.34	527,290,201	0.36	1.00	2.15	10.01	11.28
SAST SA Small Cap Index Portfolio Class 1	41,399	14.49	14.70	605,128	0.76	0.40	0.80	13.24	13.70
SAST SA Small Cap Index Portfolio Class 3	2,729,065	13.94	14.52	39,157,430	0.48	1.00	1.95	11.64	12.70
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	22,699	16.20	16.30	368,631	0.00	0.40	0.55	15.68	15.85
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,209,293	15.11	15.73	422,992,290	0.00	1.00	1.95	13.76	14.85
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	19,170	15.84	15.96	303,938	0.57	0.40	0.55	11.99	12.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	87,843,830	14.72	15.58	1,436,183,196	0.88	1.00	2.15	9.91	11.18
SAST SA VCP Dynamic Allocation Portfolio Class 1	32,126	15.81	16.13	514,441	2.28	0.40	0.80	8.70	9.13
SAST SA VCP Dynamic Allocation Portfolio Class 3	447,897,380	14.88	17.36	8,368,908,213	1.54	1.00	2.15	6.99	8.22
SAST SA VCP Dynamic Strategy Portfolio Class 1	52,465	15.35	15.46	808,730	2.22	0.40	0.55	9.77	9.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,391,923	14.34	16.60	6,460,368,886	1.46	1.00	2.15	7.74	8.99
SAST SA VCP Index Allocation Portfolio Class 1	23,971	14.39	14.48	345,048	1.92	0.40	0.55	13.70	13.87
SAST SA VCP Index Allocation Portfolio Class 3	32,666,989	13.41	13.96	450,837,287	0.97	1.00	1.95	11.80	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,825,027	21.09	68.37	498,540,110	0.00	0.40	1.77	3.77	5.21
SAST SA Wellington Capital Appreciation Portfolio Class 2	257,219	239.50	264.50	66,095,216	0.00	1.40	1.97	3.43	4.02

90

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,086,656	40.38	57.31	1,051,002,049	0.00	1.00	2.30	2.97	4.32
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,247,157	11.40	14.83	56,597,870	1.56	0.40	1.77	-3.58	-2.25
SAST SA Wellington Government and Quality Bond Portfolio Class 2	895,596	20.35	22.24	19,759,351	1.34	1.52	1.97	-3.94	-3.51
SAST SA Wellington Government and Quality Bond Portfolio Class 3	29,835,161	10.97	11.52	466,458,873	1.36	1.00	2.30	-4.33	-3.08
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,355	15.46	89.44	15,161,435	0.29	0.40	1.40	6.16	7.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,575,115	14.65	15.20	113,361,839	0.19	1.00	1.70	5.66	6.40
VALIC Company I International Equities Index Fund	359,492	13.67	13.73	4,925,820	1.28	1.10	1.40	9.49	9.81
VALIC Company I International Socially Responsible Fund	74,163	16.56	17.40	1,279,105	1.78	1.10	1.40	10.88	11.22
VALIC Company I Mid Cap Index Fund	243,905	19.33	20.97	5,003,626	1.09	1.10	1.40	22.60	22.96
VALIC Company I Nasdaq-100 Index Fund	126,248	33.22	38.60	4,701,317	0.29	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	187,712	17.00	20.38	3,673,749	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	598,532	22.37	25.07	14,866,009	1.47	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	81,361	119.39	122.18	9,934,575	8.03	1.30	1.40	6.43	6.54
American Funds IS Asset Allocation Fund Class 2	1,664,820	33.51	35.07	58,193,929	1.56	1.52	1.77	10.48	10.76
American Funds IS Asset Allocation Fund Class 3	303,529	105.30	107.77	32,680,405	1.59	1.30	1.40	10.94	11.05
American Funds IS Capital Income Builder Class 4	250,888	11.30	12.11	3,027,097	2.39	1.10	1.70	2.36	2.98
American Funds IS Global Growth Fund Class 2	3,068,491	61.02	66.26	201,838,643	0.32	1.52	1.97	27.92	28.50
American Funds IS Growth Fund Class 2	4,454,709	74.29	80.64	356,447,043	0.30	1.52	1.97	49.12	49.79
American Funds IS Growth Fund Class 3	368,188	740.45	757.81	278,777,631	0.35	1.30	1.40	50.08	50.23
American Funds IS Growth-Income Fund Class 2	5,925,728	43.03	46.74	274,750,351	1.23	1.52	1.97	11.33	11.83
American Funds IS Growth-Income Fund Class 3	434,298	346.36	354.48	153,747,600	1.28	1.30	1.40	12.03	12.14
American Funds IS International Fund Class 3	288,634	83.77	85.74	24,715,792	0.63	1.30	1.40	12.41	12.52
American Funds IS U.S. Government Securities Fund Class 3	226,242	44.51	45.55	10,298,390	2.00	1.30	1.40	8.39	8.49
American Funds IS Ultra-Short Bond Fund Class 3	219,773	19.13	19.58	4,302,394	0.22	1.30	1.40	-1.26	-1.16
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	40,807	13.37	14.50	582,129	1.35	1.10	1.70	12.42	13.10
BlackRock Global Allocation V.I. Fund Class III	107,285	13.21	14.25	1,494,067	0.91	1.10	1.70	18.67	19.39
Columbia VP Dividend Opportunity Fund Class 1	78,656	20.67	21.73	1,699,543	0.00	1.52	1.77	-0.63	-0.38
Columbia VP Emerging Markets Bond Fund Class 2	7,223	11.78	12.19	88,055	3.11	1.10	1.70	5.36	5.99
Columbia VP Income Opportunities Fund Class 1	281,445	26.63	29.67	8,171,514	4.35	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	1,163,971	21.67	22.18	25,693,081	0.00	1.52	2.02	32.04	32.70
Columbia VP Limited Duration Credit Fund Class 2	24,098	10.59	10.95	263,707	2.47	1.10	1.70	3.79	4.42
Columbia VP Overseas Core Fund Class 2	114,046	13.01	13.16	1,499,250	1.25	1.52	1.77	6.92	7.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	12,882	30.51	34.36	432,516	0.00	1.52	1.77	33.05	33.38
Columbia VP Small Company Growth Fund Class 1	20,767	50.92	53.55	1,103,108	0.00	1.52	1.77	68.13	68.55
CTIVP® Principal Blue Chip Growth Fund Class 1	97,285	21.93	22.19	2,155,838	0.00	1.52	1.77	29.62	29.94
FTVIP Franklin Allocation VIP Fund Class 2	2,389,334	14.88	15.16	39,396,348	1.40	1.00	2.30	9.20	10.63
FTVIP Franklin Income VIP Fund Class 1	90,750	11.19	11.23	1,015,682	5.13	0.40	0.55	0.42	0.57
FTVIP Franklin Income VIP Fund Class 2	7,530,647	13.26	14.45	121,158,096	5.35	1.00	2.30	-1.60	-0.31
FTVIP Franklin Strategic Income VIP Fund Class 2	85,142	10.55	10.94	917,225	4.28	1.10	1.70	1.69	2.30
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,201,353	9.91	10.35	11,946,893	0.65	0.40	1.52	-1.09	0.03
Goldman Sachs VIT Government Money Market Fund Service Shares	26,453,917	9.43	9.95	259,222,008	0.20	1.00	2.15	-1.87	-0.73
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	63,076	9.55	9.91	621,809	1.38	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	6,317	11.06	11.81	74,316	0.25	1.10	1.35	2.72	2.97
Invesco V.I. American Franchise Fund Series I	517		17.57	9,081	0.06		0.80		22.50
Invesco V.I. American Franchise Fund Series II	1,365,782	31.28	37.06	55,417,796	0.00	1.00	2.30	38.77	40.58
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,581	11.95	13.14	968,552	6.98	1.10	1.70	8.14	8.79
Invesco V.I. Comstock Fund Series I	6,751	10.78	10.83	73,083	2.94	0.40	0.55	-1.40	-1.25
Invesco V.I. Comstock Fund Series II	12,505,470	16.18	17.81	277,403,438	2.01	1.00	2.30	-3.34	-2.07
Invesco V.I. Growth and Income Fund Series I	87,576		11.02	964,744	1.94		0.55		1.53
Invesco V.I. Growth and Income Fund Series II	15,286,270	16.50	18.31	370,253,885	1.82	1.10	2.30	-0.47	0.74
Macquarie VIP Asset Strategy Series Service Class	35,867	12.06	12.90	455,677	1.90	1.10	1.70	11.96	12.63
Lord Abbett Bond Debenture Portfolio Class VC	112,970	12.22	13.21	1,479,572	3.52	1.10	1.70	5.50	6.13
Lord Abbett Fundamental Equity Portfolio Class VC	9,660	13.18	13.84	132,130	0.61	1.10	1.40	0.36	0.66
Lord Abbett Growth and Income Portfolio Class VC	7,895,869	11.72	16.28	165,768,678	1.55	0.55	2.30	0.36	2.13
Lord Abbett Mid Cap Stock Portfolio Class VC	505,487	23.01	24.11	12,150,405	0.93	1.52	1.77	0.70	0.95
Lord Abbett Short Duration Income Portfolio Class VC	253,267	10.44	10.85	2,732,661	3.05	1.10	1.70	1.39	2.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	67,373	11.18	12.25	814,429	1.51	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	64,828	10.75	10.91	703,308	0.66	1.10	1.40	6.75	7.07
PIMCO All Asset Portfolio Advisor Class	4,794		12.01	57,582	4.39		1.10		6.73
PIMCO Dynamic Bond Portfolio Advisor Class	125,126	10.78	11.16	1,388,728	2.45	1.10	1.70	2.94	3.56
PIMCO Emerging Markets Bond Portfolio Advisor Class	105,657	10.83	12.19	1,189,174	4.59	1.00	1.70	4.80	5.54
PIMCO Total Return Portfolio Advisor Class	6,868,938	10.51	10.75	73,446,615	1.55	1.00	1.95	6.44	7.46
PIMCO Total Return Portfolio Institutional Class	26,993	10.73	10.87	290,528	2.34	0.40	0.55	8.21	8.38
PVC Core Plus Bond Account Class 1	455,292	11.03	11.13	5,057,627	3.54	1.40	1.95	7.44	8.03
PVC Diversified International Account Class 1	106,354	9.17	10.58	1,079,805	2.37	1.40	1.95	13.92	14.55
PVC Equity Income Account Class 1	435,552	23.33	25.22	10,882,228	1.71	1.40	1.80	4.53	4.95

91

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Equity Income Account Class 2	295,133	21.58	22.53	6,733,920	1.54	1.52	1.95	4.10	4.55
PVC Government & High Quality Bond Account Class 1	282,646	7.91	9.21	2,474,440	2.78	1.40	1.95	0.88	1.44
PVC Large Cap Growth Account I Class 1	95,013	15.21	15.35	1,455,002	0.02	1.40	1.95	33.57	34.31
PVC MidCap Account Class 1	52,921	37.23	40.21	2,085,728	0.65	1.40	1.80	16.22	16.69
PVC MidCap Account Class 2	18,000	34.39	37.13	659,919	0.36	1.55	1.95	15.79	16.25
PVC Principal Capital Appreciation Account Class 1	278,917	36.19	39.12	10,837,920	1.18	1.40	1.80	16.60	17.07
PVC Principal Capital Appreciation Account Class 2	62,874	33.40	36.05	2,252,487	1.03	1.55	1.95	16.15	16.62
PVC Real Estate Securities Account Class 1	10,078	37.49	40.36	405,433	1.78	1.40	1.80	-5.15	-4.76
PVC Real Estate Securities Account Class 2	6,441	36.85	38.24	244,619	1.66	1.55	1.70	-5.27	-5.13
PVC SAM Balanced Portfolio Class 1	1,302,596	19.34	20.90	26,485,143	1.98	1.40	1.80	9.29	9.73
PVC SAM Balanced Portfolio Class 2	1,270,029	17.96	19.51	24,415,780	1.84	1.52	1.95	8.81	9.28
PVC SAM Conservative Balanced Portfolio Class 1	189,867	12.69	13.70	2,546,620	2.19	1.40	1.80	7.65	8.08
PVC SAM Conservative Balanced Portfolio Class 2	219,560	11.79	17.83	2,793,092	2.10	1.52	1.95	7.14	7.60
PVC SAM Conservative Growth Portfolio Class 1	600,125	21.78	23.53	13,693,181	1.77	1.40	1.80	10.94	11.38
PVC SAM Conservative Growth Portfolio Class 2	605,780	20.17	21.85	13,035,949	1.49	1.52	1.95	10.51	10.98
PVC SAM Flexible Income Portfolio Class 1	328,642	13.62	14.73	4,694,975	2.61	1.40	1.80	5.36	5.78
PVC SAM Flexible Income Portfolio Class 2	362,217	12.67	16.91	4,934,327	2.46	1.52	1.95	4.96	5.41
PVC SAM Strategic Growth Portfolio Class 1	119,403	24.89	26.85	3,146,040	1.86	1.40	1.80	13.34	13.80
PVC SAM Strategic Growth Portfolio Class 2	238,354	23.05	25.06	5,830,863	1.46	1.52	1.95	12.91	13.40
PVC Short-Term Income Account Class 1	250,572	7.18	8.27	1,957,168	2.09	1.40	1.95	1.37	1.93
PVC SmallCap Account Class 1	31,376	17.61	19.01	576,385	0.42	1.40	1.80	20.02	20.50
PVC SmallCap Account Class 2	18,348	16.32	17.57	320,763	0.23	1.55	1.95	19.52	20.00
SST SA Allocation Balanced Portfolio Class 1	10,117	13.40	13.48	135,825	2.27	0.40	0.55	11.47	11.64
SST SA Allocation Balanced Portfolio Class 3	8,427,305	12.74	16.69	156,545,351	1.17	1.00	2.30	9.27	10.70
SST SA Allocation Growth Portfolio Class 1	14,558	15.10	15.19	219,999	0.00	0.40	0.55	15.85	16.03
SST SA Allocation Growth Portfolio Class 3	8,907,902	14.17	20.52	197,933,477	0.00	1.00	2.02	13.80	14.96
SST SA Allocation Moderate Growth Portfolio Class 1	17,190	14.50	14.58	250,466	0.00	0.40	0.55	14.48	14.65
SST SA Allocation Moderate Growth Portfolio Class 3	11,675,682	13.65	18.12	234,850,916	0.00	1.00	2.30	12.11	13.58
SST SA Allocation Moderate Portfolio Class 1	8,101		14.17	114,824	0.00		0.40		13.36
SST SA Allocation Moderate Portfolio Class 3	10,159,848	13.32	17.70	199,776,578	0.00	1.00	2.30	11.06	12.51
SST SA American Century Inflation Protection Portfolio Class 1	7,982	11.19	11.37	89,914	0.00	0.40	0.80	6.19	6.61
SST SA American Century Inflation Protection Portfolio Class 3	22,973,892	10.94	11.06	281,243,517	0.00	1.00	2.30	4.36	5.72
SST SA Columbia Focused Value Portfolio Class 3	8,920	14.61	16.09	141,815	0.00	1.10	1.70	5.54	6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,098	11.03	11.69	173,797	0.00	1.10	1.70	5.76	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	35,865	12.73	12.78	456,535	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,601	22.17	25.49	664,303	0.00	1.10	1.70	45.95	46.83
SST SA Multi-Managed Large Cap Value Portfolio Class 3	15,246	13.35	14.03	207,849	0.00	1.10	1.40	-0.15	0.15
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	14,125	22.52	24.28	331,912	0.00	1.10	1.40	41.11	41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	24,148	13.06	14.01	331,011	0.00	1.10	1.40	3.98	4.29
SST SA Multi-Managed Small Cap Portfolio Class 3	16,366	13.19	15.34	248,212	0.00	1.10	1.70	10.00	10.66
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,048	14.33	14.41	258,736	0.00	0.40	0.55	13.44	13.61
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,494,623	14.15	14.74	79,970,194	0.00	1.00	1.95	11.57	12.64
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,399	23.67	25.11	550,862	0.00	1.10	1.40	34.27	34.67
SAST SA AB Growth Portfolio Class 1	8,043,668	17.95	37.24	484,973,886	0.00	0.40	1.77	33.24	35.08
SAST SA AB Growth Portfolio Class 2	418,214	127.31	142.41	57,309,849	0.00	1.40	1.97	32.80	33.56
SAST SA AB Growth Portfolio Class 3	5,983,240	35.51	39.94	434,336,876	0.00	1.00	2.30	32.21	33.94
SAST SA AB Small & Mid Cap Value Portfolio Class 1	24,670	10.53	10.57	260,448	0.95	0.40	0.55	3.69	3.85
SAST SA AB Small & Mid Cap Value Portfolio Class 2	249,091	36.92	40.12	9,905,755	0.51	1.52	1.97	2.05	2.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,530,631	16.22	21.45	339,970,634	0.51	1.00	2.30	1.61	2.94
SAST SA American Funds Asset Allocation Portfolio Class 1	499,737	14.37	14.46	7,205,548	0.00	0.40	0.55	11.78	11.95
SAST SA American Funds Asset Allocation Portfolio Class 3	58,948,212	17.58	19.72	1,315,299,702	0.00	1.00	2.30	9.59	11.02
SAST SA American Funds Global Growth Portfolio Class 1	22,995	15.43	15.49	355,503	0.33	0.40	0.55	29.77	29.96
SAST SA American Funds Global Growth Portfolio Class 3	12,379,344	24.20	28.70	390,560,649	0.05	1.00	2.30	27.13	28.79
SAST SA American Funds Growth Portfolio Class 1	37,847	18.48	18.67	703,646	1.24	0.40	0.80	50.88	51.48
SAST SA American Funds Growth Portfolio Class 3	12,378,564	33.38	36.78	505,024,430	0.74	1.00	2.30	48.27	50.21
SAST SA American Funds Growth-Income Portfolio Class 1	42,180	13.35	13.50	566,945	2.37	0.40	0.80	12.56	13.02
SAST SA American Funds Growth-Income Portfolio Class 3	11,193,282	22.50	23.82	294,885,882	1.56	1.00	2.30	10.67	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	18,777	13.56	13.64	255,238	0.00	0.40	0.55	8.97	9.14
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	110,809,630	12.81	15.29	1,831,250,710	0.00	1.00	2.30	6.83	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	252,549	10.64	10.65	2,687,779	0.38	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,262	12.41	12.53	15,820	0.07	0.55	0.80	4.97	5.24
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	56,577,810	11.83	12.20	718,600,536	0.04	1.00	2.15	3.26	4.45
SAST SA Emerging Markets Equity Index Portfolio Class 1	4,612	11.79	11.84	54,440	2.90	0.40	0.55	16.49	16.66
SAST SA Emerging Markets Equity Index Portfolio Class 3	432,633	11.36	11.57	4,965,623	2.21	1.00	1.70	14.91	15.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,528,690	12.68	34.58	54,423,746	3.82	0.40	1.77	7.11	8.59
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	496,567	32.50	35.35	17,417,780	3.65	1.52	1.97	6.73	7.21
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	28,553,812	13.29	18.14	669,007,576	3.66	1.00	2.30	6.28	7.67
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	16,203	13.53	13.62	220,030	0.28	0.40	0.80	21.65	22.14
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	218,419	13.32	13.44	2,923,039	0.22	1.00	1.55	20.47	21.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	404,338	12.34	39.81	16,881,043	1.72	0.40	1.77	-2.84	-1.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	104,429	37.44	40.69	4,197,208	1.62	1.52	1.97	-3.14	-2.70
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,232,081	12.88	14.16	149,769,614	1.58	1.00	2.30	-3.62	-2.36
SAST SA Fixed Income Index Portfolio Class 3	4,513,294	11.08	11.37	50,853,686	2.61	1.00	1.80	6.50	7.35

92

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,589,661	10.56	10.84	27,805,299	2.34	1.00	1.80	4.00	4.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,846,631	11.43	24.76	287,806,375	1.83	0.40	1.77	-3.00	-1.66
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	565,642	67.29	75.15	41,053,801	1.70	1.40	1.97	-3.36	-2.81
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	10,197,041	17.53	18.38	353,274,697	1.69	1.00	2.30	-3.78	-2.52
SAST SA Franklin Small Company Value Portfolio Class 3	7,145,579	16.79	19.21	145,226,411	0.94	1.00	2.30	2.58	3.93
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	148,983	11.69	11.74	1,746,447	2.30	1.15	1.55	8.04	8.47
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	654,164	13.75	37.66	25,471,589	2.01	0.40	1.77	5.62	7.08
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	142,746	35.51	38.54	5,455,665	1.89	1.52	1.97	5.24	5.72
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,220,974	21.58	29.11	140,064,294	2.05	1.00	2.30	4.78	6.15
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,934	12.29	12.35	36,114	1.32	0.40	0.55	7.86	8.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	4,343,112	11.75	12.02	51,712,492	1.21	1.00	1.70	6.42	7.17
SAST SA Global Index Allocation 60/40 Portfolio Class 1	10,023		12.33	123,562	1.51		0.40		11.33
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,216,976	11.83	12.05	50,439,709	1.65	1.00	1.70	9.58	10.35
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,770		12.37	108,504	1.82		0.55		11.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,722,086	11.84	12.14	44,860,171	1.40	1.00	1.95	10.05	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 1	232,434	12.27	12.41	2,879,426	0.00	0.40	0.80	11.57	12.01
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,172,789	11.90	12.12	170,618,894	0.00	1.00	1.70	10.27	11.04
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	601		12.42	7,466	0.32		0.40		11.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,812,483	11.72	12.09	21,698,611	0.16	1.00	1.95	9.09	10.13
SAST SA Index Allocation 60/40 Portfolio Class 1	28,243		14.18	400,576	2.54		0.55		13.06
SAST SA Index Allocation 60/40 Portfolio Class 3	10,780,791	13.43	13.80	147,252,762	1.39	1.00	1.70	11.57	12.36
SAST SA Index Allocation 80/20 Portfolio Class 1	159,038	14.75	14.98	2,372,599	0.00	0.40	0.80	13.75	14.21
SAST SA Index Allocation 80/20 Portfolio Class 3	18,624,911	13.97	14.50	267,057,432	0.00	1.00	1.95	12.22	13.29
SAST SA Index Allocation 90/10 Portfolio Class 1	298,279	15.05	15.29	4,527,135	0.00	0.40	0.80	13.80	14.25
SAST SA Index Allocation 90/10 Portfolio Class 3	52,322,336	14.26	14.79	765,969,462	0.00	1.00	1.95	12.26	13.33
SAST SA International Index Portfolio Class 1	93,663		10.98	1,028,607	2.02		0.55		6.99
SAST SA International Index Portfolio Class 3	882,464	10.92	11.17	9,744,596	2.52	1.00	1.70	5.55	6.29
SAST SA Invesco Growth Opportunities Portfolio Class 1	509,607	18.17	20.24	10,816,323	0.00	0.40	1.77	53.09	55.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	201,567	19.01	20.70	4,135,294	0.00	1.52	1.97	52.63	53.32
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,563,326	27.99	35.61	128,988,059	0.00	1.00	2.30	51.88	53.87
SAST SA Janus Focused Growth Portfolio Class 1	398,640	18.11	39.25	16,341,404	0.07	0.40	1.77	36.56	38.44
SAST SA Janus Focused Growth Portfolio Class 2	278,324	38.25	40.08	11,052,230	0.00	1.52	1.77	36.35	36.69
SAST SA Janus Focused Growth Portfolio Class 3	3,357,743	28.20	32.88	124,859,828	0.00	1.00	2.30	35.45	37.22
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,462,725	13.88	18.30	48,818,655	2.02	0.40	1.77	12.33	13.88
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	355,743	30.50	33.14	11,702,420	1.99	1.52	1.97	11.98	12.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,985,288	16.88	19.18	160,520,047	1.89	1.00	2.30	11.44	12.90
SAST SA JPMorgan Emerging Markets Portfolio Class 1	781,896	11.39	23.27	18,907,131	1.63	0.40	1.77	14.36	15.94
SAST SA JPMorgan Emerging Markets Portfolio Class 2	141,152	21.87	23.78	3,327,141	1.59	1.52	1.97	14.04	14.55
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,235,251	12.61	13.14	109,265,509	1.55	1.00	2.30	13.47	14.95
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,653,085	12.69	21.75	115,656,661	1.86	0.40	1.77	1.41	2.80
SAST SA JPMorgan Equity-Income Portfolio Class 2	137,898	64.23	69.95	9,529,882	1.70	1.52	1.97	1.04	1.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,449,884	19.59	21.08	147,195,917	1.79	1.00	2.30	0.60	1.92
SAST SA JPMorgan Global Equities Portfolio Class 1	947,103	11.52	36.24	35,885,305	1.34	0.40	1.77	7.84	9.33
SAST SA JPMorgan Global Equities Portfolio Class 2	86,303	34.17	37.98	3,189,923	1.14	1.40	1.97	7.52	8.13
SAST SA JPMorgan Global Equities Portfolio Class 3	1,538,089	15.29	16.18	31,928,957	1.20	1.00	2.30	7.07	8.47
SAST SA JPMorgan Large Cap Core Portfolio Class 1	510,443	47.86	50.33	25,650,907	0.99	1.52	1.77	11.39	11.67
SAST SA JPMorgan Large Cap Core Portfolio Class 2	77,147	44.93	48.91	3,746,158	0.86	1.52	1.97	11.00	11.50
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,031,409	21.46	23.06	62,535,157	0.79	1.00	2.30	10.57	12.02
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,324,035	12.05	31.69	43,561,320	2.62	0.40	1.77	6.47	7.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	255,345	30.77	32.30	8,179,522	2.57	1.52	1.77	6.35	6.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,871,230	11.59	14.18	679,970,837	2.31	1.00	2.30	5.75	7.13
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,094,902	19.06	26.96	51,180,962	0.16	0.40	1.77	45.94	47.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	422,969	42.44	47.35	19,320,337	0.04	1.40	1.97	45.42	46.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,420,184	31.93	41.89	156,629,503	0.00	1.00	2.30	44.82	46.71
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	2,235,611	10.14	11.24	26,367,723	1.60	0.80	1.77	-1.55	-0.59
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	810,084	10.57	11.48	9,250,346	1.51	1.52	1.97	-1.89	-1.44
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	20,099,544	7.68	9.46	186,228,871	1.61	1.00	2.30	-2.16	-0.88
SAST SA Large Cap Growth Index Portfolio Class 1	42,752		16.52	706,297	1.29		0.55		31.80
SAST SA Large Cap Growth Index Portfolio Class 3	827,622	15.92	16.22	13,324,788	1.17	1.00	1.70	29.97	30.88
SAST SA Large Cap Index Portfolio Class 1	90,768		15.10	1,370,570	1.40		0.80		25.98
SAST SA Large Cap Index Portfolio Class 3	2,018,436	14.55	14.88	29,679,013	1.48	1.00	1.70	15.75	16.56
SAST SA Large Cap Value Index Portfolio Class 1	39,742		12.34	490,352	1.93		0.55		0.80
SAST SA Large Cap Value Index Portfolio Class 3	858,020	11.89	12.11	10,311,984	2.31	1.00	1.70	-0.59	0.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	486,334	16.02	19.09	9,800,833	0.58	0.55	1.77	28.39	29.97
SAST SA MFS Blue Chip Growth Portfolio Class 2	189,687	18.62	19.55	3,672,812	0.43	1.52	1.77	28.18	28.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,956,011	27.60	29.31	107,426,719	0.35	1.00	2.30	27.35	29.01
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	738,301	28.55	65.42	48,040,815	0.63	1.52	1.77	12.33	12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	125,446	58.71	63.63	7,917,379	0.46	1.52	1.97	11.91	12.41
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,329,480	22.09	26.17	227,162,662	0.39	1.00	2.30	11.44	12.90
SAST SA MFS Total Return Portfolio Class 1	1,987,685	13.52	23.69	103,562,085	1.87	0.40	1.77	7.68	9.16
SAST SA MFS Total Return Portfolio Class 2	443,751	47.70	51.86	22,739,885	1.72	1.52	1.97	7.28	7.76
SAST SA MFS Total Return Portfolio Class 3	7,074,620	16.04	17.69	196,539,083	1.70	1.00	2.30	6.83	8.23
SAST SA Mid Cap Index Portfolio Class 1	4,755		12.52	59,516	0.73		0.55		12.58

93

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Mid Cap Index Portfolio Class 3	1,406,376	12.26	12.64	17,620,112	1.15	1.00	1.95	10.71	11.77
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,416,342	17.25	18.13	25,662,058	1.67	1.52	1.77	9.54	9.82
SAST SA Morgan Stanley International Equities Portfolio Class 2	515,644	16.24	17.63	9,014,017	1.54	1.52	1.97	9.20	9.69
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,970,282	11.89	12.78	108,013,336	1.50	1.00	2.30	8.78	10.20
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	803,649	12.16	15.82	20,210,493	0.61	0.40	1.77	9.88	11.39
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	201,256	22.65	24.58	4,905,058	0.44	1.52	1.97	9.42	9.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	14,480,643	11.17	12.41	223,898,433	0.37	1.00	2.30	9.02	10.44
SAST SA PIMCO RAE International Value Portfolio Class 1	5,360	9.02	9.05	48,517	2.02	0.40	0.55	44.04	44.21
SAST SA PIMCO RAE International Value Portfolio Class 2	513,021	17.03	18.75	9,562,305	2.16	1.52	1.97	-5.19	-4.76
SAST SA PIMCO RAE International Value Portfolio Class 3	24,386,336	9.43	10.33	321,524,141	2.21	1.00	2.30	-5.59	-4.36
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	77,128,993	12.69	14.07	1,152,027,244	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	948,715	35.73	37.51	35,528,112	5.63	1.52	1.77	6.17	6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 2	199,881	33.47	36.44	7,207,823	5.41	1.52	1.97	5.78	6.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,114,892	13.82	16.07	91,875,184	5.24	1.00	2.30	5.38	6.76
SAST SA Putnam International Growth and Income Portfolio Class 1	1,184,728	10.15	12.23	21,003,045	2.05	0.40	1.77	1.93	3.33
SAST SA Putnam International Growth and Income Portfolio Class 2	255,641	16.08	17.42	4,408,176	1.92	1.52	1.97	1.53	1.99
SAST SA Putnam International Growth and Income Portfolio Class 3	5,754,373	11.64	15.40	86,782,737	1.95	1.10	2.17	1.24	2.33
SAST SA Schroders VCP Global Allocation Portfolio Class 1	16,499	12.00	12.07	198,522	0.15	0.40	0.55	0.03	0.18
SAST SA Schroders VCP Global Allocation Portfolio Class 3	42,063,994	11.37	12.12	530,611,542	0.11	1.00	2.15	-1.76	-0.63
SAST SA Small Cap Index Portfolio Class 1	4,813	12.88	12.93	62,162	0.78	0.40	0.55	18.72	18.90
SAST SA Small Cap Index Portfolio Class 3	1,262,051	12.49	12.88	16,100,480	0.76	1.00	1.95	16.78	17.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	26,164	14.00	14.07	367,185	0.94	0.40	0.55	16.64	16.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,160,920	13.28	13.70	287,192,895	0.63	1.00	1.95	14.79	15.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,824		14.15	96,545	0.12		0.55		8.55
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,192,522	13.24	14.17	1,345,249,965	0.09	1.00	2.15	6.55	7.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,949	14.55	14.69	263,683	1.27	0.55	0.80	12.47	12.76
SAST SA VCP Dynamic Allocation Portfolio Class 3	499,263,211	13.75	16.23	8,647,437,517	1.10	1.00	2.15	10.69	11.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,360		13.98	200,804	1.30		0.55		9.87
SAST SA VCP Dynamic Strategy Portfolio Class 3	329,793,617	13.16	15.41	5,410,012,413	1.12	1.00	2.15	7.85	9.10
SAST SA VCP Index Allocation Portfolio Class 1	4,968		12.66	62,882	1.26		0.55		9.79
SAST SA VCP Index Allocation Portfolio Class 3	29,899,655	12.00	12.37	366,609,483	1.12	1.00	1.95	5.62	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,871,273	20.04	65.89	510,908,666	0.00	0.40	1.77	61.65	63.88
SAST SA Wellington Capital Appreciation Portfolio Class 2	259,140	231.56	254.28	63,951,978	0.00	1.40	1.97	61.08	62.00
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,342,843	38.71	55.66	653,285,491	0.00	1.00	2.30	60.39	62.49
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,550,102	11.66	15.38	66,157,852	2.04	0.40	1.77	5.23	6.68
SAST SA Wellington Government and Quality Bond Portfolio Class 2	996,407	21.18	23.05	22,783,188	1.90	1.52	1.97	4.84	5.31
SAST SA Wellington Government and Quality Bond Portfolio Class 3	30,405,044	11.32	12.04	491,521,902	1.77	1.00	2.30	4.45	5.81
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	186,983	14.42	84.25	15,598,325	1.03	0.40	1.40	16.48	17.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,287,566	13.86	14.28	74,574,145	0.87	1.00	1.70	15.81	16.63
VALIC Company I International Equities Index Fund	400,708	12.48	12.50	5,002,670	2.46	1.10	1.40	5.89	6.20
VALIC Company I International Socially Responsible Fund	85,339	14.93	15.64	1,317,149	1.58	1.10	1.40	6.86	7.18
VALIC Company I Mid Cap Index Fund	284,130	15.77	17.06	4,725,038	1.30	1.10	1.40	11.72	12.06
VALIC Company I Nasdaq-100 Index Fund	156,659	26.62	30.75	4,669,986	0.71	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	195,115	15.11	18.01	3,367,947	1.47	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	683,590	17.73	19.75	13,363,680	1.82	1.10	1.70	16.00	16.70
(a)    Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)     These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)    A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

94

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

95

American General Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2024 and 2023 and

for each of the three years ended December 31, 2024

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 24, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2024	2023
Admitted assets

Cash and investments

Bonds	$117,044	$112,132

Preferred stock	160	80

Common stock	234	266

Cash, cash equivalents and short-term investments	731	900

Mortgage loans	36,078	29,652

Real estate	89	75

Contract loans	1,144	1,157

Derivatives	1,779	1,884

Derivative cash collateral and deferred asset for SSAP 108	1,680	1,985

Other invested assets	6,651	6,556

Total cash and investments	165,590	154,687

Amounts recoverable from reinsurers	263	251

Amounts receivable under reinsurance contracts	658	520

Current federal income tax recoverable	77	337

Deferred tax asset	1,295	1,164

Due and accrued investment income	1,418	1,413

Premiums due, deferred and uncollected	49	62

Receivables from affiliates	262	222

Other assets	2,601	2,323

Separate account assets	74,287	68,792
Total admitted assets	$246,500	$229,771

 See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2024	2023
Liabilities

Policy reserves and contractual liabilities	$112,536	$113,699
Life and annuity reserves

Liabilities for deposit-type contracts	16,792	14,014

Accident and health reserves	675	697

Premiums received in advance	12	10

Policy and contract claims	684	657

Policyholder dividends	18	17

Total policy reserves and contractual liabilities	130,717	129,094

Payable to affiliates	211	224

Interest maintenance reserve	504	1,389

Derivatives	123	953

Payable for securities lending	2,284	—

Repurchase agreements	232	1,623

Collateral for derivatives program	1,245	1,729

Funds held under coinsurance	24,543	12,849

Accrued expenses and other liabilities	2,251	3,598

Net transfers from separate accounts due or accrued	(2,434)	(1,745)

Asset valuation reserve	2,510	2,343

Separate account liabilities	74,280	68,785
Total liabilities	236,466	220,842
Commitments and contingencies (see Note 21)

Capital and surplus

Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6

Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1

Surplus Notes	500	—

Gross paid-in and contributed surplus	5,412	5,410

Special surplus funds	1,630	1,279

Unassigned surplus	2,485	2,233

Total capital and surplus	10,034	8,929

Total liabilities and capital and surplus	$246,500	$229,771

 See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2024	2023	2022
Revenues

Premiums and annuity considerations	$13,839	$23,157	$39,948

Net investment income	7,887	6,574	7,172

Amortization of interest maintenance reserve	42	113	123

Reserve adjustments on reinsurance ceded	(2,191)	(4,276)	(2,112)

Commissions and expense allowances	1,363	679	779

Separate account fees	1,183	902	1,648

Other income	1,132	1,018	741

Total revenues	23,255	28,167	48,299

Benefits and expenses

Death benefits	785	749	811

Annuity benefits	3,815	3,244	2,652

Surrender benefits	17,484	15,931	9,350

Other benefits	1,371	1,077	692

Change in reserves	(1,223)	4,817	4,769

Commissions	1,677	1,519	2,672

General insurance expenses	983	946	928

Net transfers to (from) separate accounts	(1,829)	2,078	1,109

Modco reinsurance assumed	(2,914)	(3,394)	22,095

Other expenses	1,063	742	716

Total benefits and expenses	21,212	27,709	45,794

Net gain from operations before dividends to policyholders and federal income taxes	2,043	457	2,505

Dividends to policyholders	7	2	6

Net gain from operations after dividends to policyholders and before federal income taxes	2,036	455	2,499

Federal income tax expense (benefit)	451	(52)	518

Net gain from operations	1,585	507	1,981

Net realized capital (losses), net of tax after transfers to interest maintenance reserves	(152)	(363)	(1,190)

Net income	$1,433	$144	$791

 See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Surplus Notes	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance, January 1, 2022	$7	$—	$3,510	$126	$4,889	$8,532

Net income	—	—	—	—	791	791

Change in net unrealized capital gains (losses)	—	—	—	—	(694)	(694)

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(705)	(705)

Change in deferred tax	—	—	—	—	(40)	(40)

Change in non-admitted assets	—	—	—	—	(84)	(84)

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(22)	(22)

Change in asset valuation reserve	—	—	—	—	621	621

Change in surplus from separate accounts	—	—	—	—	296	296

Other changes in surplus in separate accounts	—	—	—	—	(296)	(296)

Additional paid in surplus	—	—	1,900	—	—	1,900

Change in surplus as a result of reinsurance	—	—	—	—	(256)	(256)

Dividends	—	—	—	—	(800)	(800)

Prior period corrections	—	—	—	—	73	73

Reinsurance permitted practice	—	—	—	—	433	433

Other changes	—	—	—	790	(789)	1

Balance, December 31, 2022	$7	$—	$5,410	$916	$3,417	$9,750

Net income	—	—	—	—	144	144

Change in net unrealized capital gains (losses)	—	—	—	—	58	58

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	492	492

Change in deferred tax	—	—	—	—	167	167

Change in non-admitted assets	—	—	—	—	(7)	(7)

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	21	21

Change in asset valuation reserve	—	—	—	—	(662)	(662)

Change in surplus from separate accounts	—	—	—	—	(367)	(367)

Other changes in surplus in separate accounts	—	—	—	—	367	367

Additional paid in surplus	—	—	—	—	—	—

Change in surplus as a result of reinsurance	—	—	—	—	249	249

Dividends	—	—	—	—	(2,000)	(2,000)

Prior period corrections	—	—	—	—	(8)	(8)

Reinsurance permitted practice	—	—	—	—	725	725

Other changes	—	—	—	363	(363)	—

Balance, December 31, 2023	$7	$—	$5,410	$1,279	$2,233	$8,929

Net income	—	—	—	—	1,433	1,433

Change in net unrealized capital gains (losses)	—	—	—	—	80	80

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(393)	(393)

Change in deferred tax	—	—	—	—	140	140

Change in non-admitted assets	—	—	—	—	106	106

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1	1

Change in asset valuation reserve	—	—	—	—	(167)	(167)

Change in surplus from separate accounts	—	—	—	—	(17)	(17)

Other changes in surplus in separate accounts	—	—	—	—	17	17

Change in surplus notes	—	500	—	—	—	500

Change in additional paid-in surplus	—	—	2	—	—	2

Change in surplus as a result of reinsurance	—	—	—	—	62	62

Dividends	—	—	—	—	(1,300)	(1,300)

Prior period corrections	—	—	—	—	318	318

Reinsurance permitted practice	—	—	—	—	322	322

Other changes	—	—	—	351	(350)	1

Balance, December 31, 2024	$7	$500	$5,412	$1,630	$2,485	$10,034

 See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2024	2023	2022
Cash from operations

Premium and annuity considerations, collected, net of reinsurance	$12,375	$23,059	$18,180

Net investment income collected	7,040	5,711	6,547

Other income	1,504	(1,038)	557
Total revenue received	20,919	27,732	25,284

Benefits paid	23,562	21,098	13,473

Net transfers to (from) separate accounts	(6,004)	(2,569)	536

Commissions and expenses paid	2,961	2,447	3,584

Dividends paid to policyholders	6	3	2

Federal income taxes paid	451	(26)	1,089
Total benefits and expenses paid	20,976	20,953	18,684
Net cash provided by operations	(57)	6,779	6,600
Cash from investments

Proceeds from investments sold, matured or repaid:

Bonds	16,803	8,775	15,962

Stocks	29	144	498

Mortgage loans	3,473	3,446	3,005

Real estate	15	—	—

Other invested assets	664	1,436	1,136

Securities lending reinvested collateral assets	—	—	1,727

Other, net	445	—	124
Total proceeds from investments sold, matured or repaid	21,429	13,801	22,452

Cost of investments acquired:

Bonds	26,023	16,318	17,824

Stocks	31	43	300

Mortgage loans	10,157	7,349	6,465

Real estate	14	—	1

Derivatives, net	971	2,103	823

Other invested assets	853	952	2,791

Securities lending reinvested collateral assets	—	—	—

Other, net	—	539	1,878
Total cost of investments acquired	38,049	27,304	30,082
Net adjustment in contract loans	(7)	15	(26)
Net cash provided by (used in) investing activities	(16,613)	(13,518)	(7,604)
Cash from financing and miscellaneous sources

Cash provided (applied):

Surplus notes	500	—	—

Capital and paid-in surplus	2	—	1,900

Net deposits on (withdrawals from) deposit-type contracts	2,778	1,698	(11)

Dividends to parent	(1,300)	(2,000)	(800)

Change in securities lending	2,284	—	(2,426)

Other, net	12,237	6,988	2,490
Net cash provided by (used in) financing and miscellaneous activities	16,501	6,686	1,153

Net increase (decrease) in cash, cash equivalents and short-term investments	(169)	(51)	149

Cash, cash equivalents and short-term investments at beginning of year	900	951	802
Cash, cash equivalents and short-term investments at end of year	$731	$900	$951

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,

(in millions)	2024	2023	2022
Non-cash activities, excluded from above:

Non-cash transfer from general to separate account	$4,288	$1,002	$—

Non-cash pension risk transfer premiums transfer from separate account	1,334	—	—

Non-cash transfer from separate to general account	758	4,068	—

Non-cash internal transfers mortgage loans	609	—	—

Non-cash Modco to FRL settlements	232	274	204

Non-cash corporate actions-bonds	133	—	—

Non-cash transfer from other invested assets to bonds	92	456	—

Non-cash transfer from bonds to stocks	70	—	—

Non-cash internal transfers other invested assets	69	—	—

Non-cash transfer from short-term bonds to bonds	44	—	—

Non-cash transfer from mortgage loans to bonds	33	—	—

Non-cash payment in kind to bonds	31	—	—

Non-cash AGL Loan Inv Corp-return of capital	22	—	—

Non-cash transfer from mortgage loans to real estate	4	—	—

Non-cash capitalized interest - mortgage loans	4	—	—

Non-cash transfer from bonds to other invested assets	4	—	—

Non-cash transfer from common stocks to other invested assets	3	—	—

Non-cash transfer from other invested assets to common stocks	1	1	—

Non-cash AGLIC - Bermuda redemption	—	642	—

Non-cash transfer from other invested assets to mortgage loans	—	425	12

Non-cash Hannover reinsurance transaction	—	253	—

Non-cash Modco adjustment on assumed reinsurance	—	—	22,924

Non-cash pension risk transfer premiums	—	—	1,159

 See accompanying Notes to Statutory Financial Statements.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. (“AIG”) owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.

On December 9, 2024, Nippon Life Insurance Company, a mutual company organized under the laws of Japan, completed its purchase of approximately 122 million shares of Corebridge.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. The Company’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (“Corebridge Direct”).

10

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

At December 31, 2024, 2023 and 2022, the Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:

•

The Company recognized an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the subsidiary for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”).

•

Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 2 was amended to determine the XOL limit based on annual standalone cash flow testing (“CFT”) for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 2 will remain in effect through September 30, 2026.

•

This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the subsidiary for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on the treaty effective date, including certain new business issued after the effective date (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 3 was amended to determine the XOL limit based on annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 3 will remain in effect through September 30, 2026.

The value of the assets subject to the above permitted practices was approximately $2,064 million, $1,742 million and $1,017 million in total at December 31, 2024, 2023 and 2022 respectively and are reported in Other assets.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Additionally, the Company has a prescribed accounting practice in accordance with the State of Texas related to the admittance of furniture and equipment.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2024	2023	2022
NET INCOME

State basis		$1,433	$144	$791
Net (loss) income, NAIC SAP		$1,433	$144	$791

SURPLUS

State basis		$10,034	$8,929	$9,750

State prescribed practices that increase (decrease) NAIC SAP:

Furniture and equipment	19	(34)	—	—

State permitted practices that increase (decrease) NAIC SAP:

XoL reinsurance agreement	4	(2,064)	(1,742)	(1,017)
Statutory capital and surplus, NAIC SAP		$7,936	$7,187	$8,733

In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk- based capital (“RBC”) would not have triggered a regulatory event.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may

12

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non- admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash

13

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

The Company uses Statement of Statutory Accounting Principles (“SSAP”) No. 108, Derivatives Hedging Variable Annuity Guarantees, which allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash

14

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.

The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.5 billion and $4.6 billion at December 31, 2024 and 2023, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $40 million and $175 million at December 31, 2024 and 2023, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

16

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, The Variable Annuity Life Insurance Company (“VALIC”), The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

17

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

Accounting Changes

The Company had no accounting changes during 2024 or 2023.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset- backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2024, out-of-period errors were identified and corrected related to reinsurance, net investment income and reserves for indexed universal life. These corrections increased unassigned surplus by $318 million and were primarily driven by the reinsurance error. The reinsurance error resulted in an overstatement of accrued expenses and other liabilities and an understatement in reserve adjustments on reinsurance ceded with a corresponding understatement of pre-tax income by $111 million in 2023 and $101 million in 2022. This error resulted in an understatement of unassigned surplus of $297 million at December 31, 2023 and $209 million at December 31, 2022. The remaining impact relates to periods prior to 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.

In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.

In 2022, out-of-period errors were identified and corrected, which increased unassigned surplus by $72 million. This decreased claims reserved as a result of overstated claim reserves from 2019-2021.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users

18

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

19

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

20

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

21

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

Surplus Notes. Under SAP, surplus notes are included as a component of surplus, whereas under U.S. GAAP, they are presented as a liability.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:

U.S. government obligations	$1,688	$1	$(295)	$1,394

All other governments	1,809	13	(269)	1,553

States, territories and possessions	188	—	(26)	162

Political subdivisions of states, territories and possessions	166	1	(16)	151

Special revenue	4,791	19	(646)	4,164

Industrial and miscellaneous	102,779	1,494	(9,273)	95,000

Hybrid securities	445	11	(11)	445

Bank loans	4,739	28	(95)	4,672

Parent, subsidiaries and affiliates	439	3	—	442
Total bonds	117,044	1,570	(10,631)	107,983

Preferred stock	160	5	(2)	163

Common stock*	234	—	—	234
Total equity securities	394	5	(2)	397
Total	$117,438	$1,575	$(10,633)	$108,380
December 31, 2023

Bonds:

U.S. government obligations	$1,321	$5	$(214)	$1,112

All other government	2,041	21	(249)	1,813

States, territories and possessions	239	2	(23)	218

Political subdivisions of states, territories and possessions	210	4	(12)	202

Special revenue	5,392	39	(532)	4,899

Industrial and miscellaneous	98,249	1,546	(9,929)	89,866

Hybrid securities	377	10	(15)	372

Bank loans	3,937	16	(96)	3,857

Parent, subsidiaries and affiliates	366	—	—	366
Total bonds	112,132	1,643	(11,070)	102,705

Preferred stock	80	3	—	83

Common stock*	266	—	—	266
Total equity securities	346	3	—	349
Total	$112,478	$1,646	$(11,070)	$103,054

* Common stock includes $25 million and $73 million of investments in affiliates at December 31, 2024 and 2023, respectively.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

Bonds:

U.S. government obligations	$504	$(26)	$825	$(269)	$1,329	$(295)

All other government	415	(42)	931	(227)	1,346	(269)

U.S. States, territories and possessions	30	(2)	124	(24)	154	(26)

Political subdivisions of states, territories and possessions	48	(3)	67	(13)	115	(16)

Special revenue	532	(28)	3,127	(618)	3,659	(646)

Industrial and miscellaneous	19,947	(1,195)	40,338	(8,092)	60,285	(9,287)

Hybrid securities	200	(3)	77	(9)	277	(12)

Bank loans	1,082	(37)	717	(59)	1,799	(96)

Parents, subsidiaries & affliates	—	—	—	—	—	—
Total bonds	22,758	(1,336)	46,206	(9,311)	68,964	(10,647)

Preferred stock	28	(1)	6	(1)	34	(2)

Common stock	—	—	—	—	—	—
Total equity securities	28	(1)	6	(1)	34	(2)
Total	$22,786	$(1,337)	$46,212	$(9,312)	$68,998	$(10,649)
December 31, 2023

Bonds:

U.S. government obligations	$88	$(6)	$889	$(208)	$977	$(214)

All other government	158	(20)	1,344	(227)	1,502	(247)

U.S States, territories and possessions	32	(1)	139	(22)	171	(23)

Political subdivisions of states, territories and possessions	28	(2)	82	(11)	110	(13)

Special revenue	1,001	(81)	2,977	(450)	3,978	(531)

Industrial and miscellaneous	11,361	(1,080)	53,785	(8,851)	65,146	(9,931)

Hybrid securities	40	(1)	199	(14)	239	(15)

Bank loans	813	(40)	1,695	(62)	2,508	(102)

Parents, subsidiaries & affliates	—	—	8	—	8	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)

Preferred stock	—	—	—	—	—	—

Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)

As of December 31, 2024 and 2023, the number of bonds and equity securities in an unrealized loss position was 6,388 and 7,290, respectively. Bonds comprised 6,384 of the total, of which 4,625 were in a continuous loss position greater than 12 months at December 31, 2024. Bonds comprised 7,288 of the total, of which 5,725 were in a continuous loss position greater than 12 months at December 31, 2023.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2024 and 2023, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2024

Due in one year or less	$2,210	$2,191

Due after one year through five years	13,372	13,106

Due after five years through ten years	15,727	14,968

Due after ten years	42,996	35,695

LBaSS	42,919	42,202

Total	$117,224	$108,162

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $29 million and $25 million at December 31, 2024 and 2023, respectively, which is the fair value. At December 31, 2024 and 2023, the Company had no income excluded from due and accrued for bonds.

December 31, 2024 , the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2023, the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

December 31, 2024 and 2023 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,

	2024	2023
Consumer cyclical	14.6%	17.3%

Consumer non-cyclical	15.0	16.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2024		December 31, 2023
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$42,919	$42,202	$38,552	$37,330

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

24

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2024 and 2023, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2024 and 2023, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2024, 2023 and 2022, the Company recognized total OTTI of $55 million, $36 million and $114 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2024 and 2023, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

LBaSS	$6,947	$(181)	$13,005	$(1,549)	$19,952	$(1,730)

December 31, 2023

LBaSS	$7,184	$(454)	$16,089	$(1,699)	$23,273	$(2,153)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,

(in millions)	2024	2023
Balance, beginning of year	$1,212	$1,256

Increases due to:

Credit impairment on new securities subject to impairment losses	55	26

Additional credit impairment on previously impaired investments	—	10

Reduction due to:

Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	44	80

Balance, end of year	$1,223	$1,212

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2024.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Mortgage Loans

Mortgage loans had outstanding principal balances of $37 billion and $30.4 billion at December 31, 2024 and 2023, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2024 had maturity dates ranging from 2024 to 2069.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2024	2023
Geographic distribution:

Mid-Atlantic	24.9%	26.2%

Foreign	15.9	20.0

Pacific	15.3	15.1

South Atlantic	16.9	15.4

West South Central	7.0	6.4

East North Central	5.5	5.1

New England	5.7	5.3

Mountain	6.1	4.4

East South Central	2.0	1.5

West North Central	0.7	0.6

Total	100.0%	100.0%
Property type distribution:
Multi-family	28.1%	32.6%
Office	16.0	19.5
Retail	8.0	8.5
Industrial	15.1	14.9
Hotel/Motel	3.6	4.1
Other	29.2	20.4

Total	100.0%	100.0%

At December 31, 2024, there were 370 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 69 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2024 and 2023:

	Years Ended December 31,
	2024		2023
(in millions)	Maximum	Minimum	Maximum	Minimum

Office	9.75	3.53	12.00%	3.00%

Multi-family	8.80	4.82	9.84	3.01

Retail	7.56	4.70	8.84	5.06

Industrial	9.50	4.52	10.34	4.08

Hotel/Motel	7.08	5.82	9.69	6.95

Other	12.63	0.00	26.01	(0.16)

The Company reduced interest rates on three loans during 2024. The Company did not reduce any interest rates during 2023.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 97 percent and 144 percent, in 2024 and 2023, respectively.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2024, and 2023, the Company held $1,026 million and $560 million, respectively, in impaired mortgages with related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2024 and 2023. The Company’s average recorded investment in impaired loans was $139 million and $604 million, at December 31, 2024 and 2023, respectively. The Company recognized interest income of $17 million, $15 million and $22 million in 2024, 2023 and 2022, respectively.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2024	2023	2022
Balance, beginning of year	$355	$294	$245

Additions (reductions) charged to unrealized capital loss	21	148	58

Direct write-downs charged against allowance	(12)	(87)	(9)
Balance, end of year	$364	$355	$294

During 2024, the Company derecognized $4 million of mortgage loans and recognized $4 million of real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2024	2023
Current	$35,494	$29,547

30 - 59 days past due	195	68

60 - 89 days past due	131	13

90 - 179 days past due	258	24

Greater than 180 days past due	—	—
Total	$36,078	$29,652

At December 31, 2024 and 2023, the Company had mortgage loans outstanding under participant or co-lender agreements of $24.9 billion and $22.7 billion, respectively.

The Company had $571 million and $307 million in restructured loans at December 31, 2024 and 2023, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2024:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$48	—%	$996	0.60%	$—	— %
b. 91% to 95%	44	—	70	—	—	—
c. 81% to 90%	605	0.40	1,288	0.70	—	—
d. 71% to 80%	3,245	1.90	3,099	1.80	—	—
e. below 70%	5,994	3.50	21,026	12.20	27	—

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2024 and 2023. At December 31, 2024, the Company had $18 million outstanding commitments to debtors that hold loans with restructured terms. At December 31, 2023, the Company had $4 million of outstanding commitments to debtors that held loans with restructured terms.

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2024	2023
Properties occupied by the Company	$—	$—

Properties held for production of income	85	73

Properties held for sale	4	2

Total	$89	$75

The Company recognized gains of $12 million in 2024. The Company recognized no gains or losses in 2023 and 2022. The Company recognized $1 million and $3 million in impairment write-downs for its investment in real estate during 2024 and 2023, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2022.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,

(in millions)	2024	2023
Investments in limited liability companies	$660	$644

Investments in limited partnerships	4,075	3,921

Other unaffiliated investments	1,831	1,892

Receivable for securities	86	100

Non-admitted assets	(1)	(1)

Total	$6,651	$6,556

The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $931 million and $955 million at December 31, 2024 and 2023, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $11 million, $4 million and $13 million during 2024, 2023 and 2022, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,

(in millions)	2024	2023	2022

Bonds	$6,065	$5,259	$4,608

Preferred stocks	10	2	10

Common stocks	13	11	2

Cash and short-term investments	83	57	44

Mortgage loans	1,793	1,437	1,038

Real estate*	17	4	4

Contract loans	71	78	68

Derivatives	64	(283)	994

Investment income from affiliates	169	148	399

Other invested assets	227	246	320
Gross investment income	8,512	6,959	7,487

Investment expenses	(625)	(385)	(315)
Net investment income	$7,887	$6,574	$7,172

* Includes amounts for the occupancy of Company-owned property of $1 million in 2024 and $2 million in 2023 and 2022.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022

Bonds	$(1,210)	$(460)	$(551)

Preferred stocks	—	(12)	—

Common stocks	—	8	(2)

Cash and short-term investments	(7)	36	(79)

Mortgage loans	(130)	(162)	(107)

Real estate	11	(3)	—

Derivatives	108	(329)	(1,233)

Other invested assets	(10)	113	80

Other	—	—	—
Realized capital (losses) gains	(1,238)	(809)	(1,892)

Federal income tax benefit (expense)	260	170	397

Net gains transferred to IMR	826	276	305
Net realized capital (losses) gains	$(152)	$(363)	$(1,190)

During 2024, 2023 and 2022, the Company recognized $172 million, $87 million and $167 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2024	2023	2022

Proceeds	$5,640	$3,401	$9,787

Gross realized capital gains	$97	$64	$112

Gross realized capital losses	$(1,126)	(456)	(472)

Net realized capital (losses) gains	$(1,029)	$(392)	$(360)

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(322)	$280	$(369)
Preferred and common stocks	(2)	53	(59)
Mortgage loans	(122)	273	(523)
Derivatives	29	148	(497)
Other invested assets	82	(68)	(280)
Other	(67)	(10)	19
Federal income tax benefit (expense)	89	(126)	310

Net change in unrealized (losses) gains of investments	$(313)	$550	$(1,399)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2024	2023	2024	2023	2024	2023
Bonds - AC	2	5	$5	$45	$5	$45
LB&SS - AC	2	3	3	3	1	1
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	3	3	1	1	1	1
Total	7	11	$9	$49	$7	$47

AC - Amortized Cost

FV - Fair Value

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2024 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
64133WAE5	$3,404	$868	$2,536	$868	$751	6/30/2024
61772WAS6	44,366	2,200	42,166	2,200	2,200	6/30/2024
23312RAE5	13,950	3,988	9,962	3,988	4,004	6/30/2024
Quarterly Total	$61,720	$7,056	$54,664	$7,056	$6,955
126685DB9	$380	$369	$11	$369	$273	9/30/2024
Quarterly Total	$380	$369	$11	$369	$273

None	—	—	—	—	—	12/31/2024

Quarterly Total	$—	$—	$—	$—	$—	$—

		Year-end Total	$54,675

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

In conjunction with its securities lending program, the Company had securities with a carrying value of $2,577 million and the fair value of $2,162 million loaned to unaffiliated third parties as of December 31, 2024. At December 31, 2023, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
Open positions	$—	$—

30 days or less	2,279	—

31 to 60 days	—	—

61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	2,279	—

Securities collateral received	—	—
Total collateral received	$2,279	$—

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$531	$531	$—	$—

Subtotal	531	531	—	—

Securities collateral received	—	—	—	—
Total collateral reinvested	$531	$531	$—	$—

Repurchase Agreements

At December 31, 2024 and 2023, bonds with a fair value of approximately $214 million and $1,675 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
Open positions	$—	$—

30 days or less	232	1,623

31 to 60 days	—	—

61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	232	1,623

Securities collateral received	—	—
Total collateral received	$232	$1,623

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$10	$18	$6	$6
2. Overnight	499	381	668	410
3. 2 Days to 1 Week	1,370	967	1,785	1,603
4. > 1 Week to 1 Month	1,500	1,583	3,322	1,779
5. > 1 Month to 3 Months	—	149	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$8	$18	$6	$6
2. Overnight	161	—	—	—
3. 2 Days to 1 Week	1,303	259	1,178	225
4. > 1 Week to 1 Month	1,177	693	3,322	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$3,379	$3,099	$5,782	$3,798
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$2,650	$970	$4,506	$231
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2024		December 31, 2023

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open positions	$218	$214	$2,036	$1,675

Greater than three years	—	—	—	—

Subtotal	218	214	2,036	1,675

Securities collateral received	—	—	—	—

Total collateral reinvested	$218	$214	$2,036	$1,675

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$3,067	$1,064	$4,980	$218
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	2,618	986	4,540	214

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$11	$207	$—
b. Bonds - FV	—	6	208	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	11	207	—
q. Total Assets - FV	—	6	208	—
(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reverse Repurchase Agreements

The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities during 2024. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $21 million. The securities had a weighted average maturity of 2 days and a weighted average yield of 4.3%. The Company had no reverse repurchase agreements at December 31, 2023.

Type of Repo Trade Used:

	1 First Quarter	2 Second Quarter	3 Third Quarter	4 Fourth Quarter
a. Bilateral (YES/NO)	—	—	—	YES

b. Tri-Party (YES/NO)	—	—	—	NO

Original (Flow) and Residual Maturity:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Open - No Maturity	$—	$—	$—	$20

2. Overnight	—	—	—	—

3. 2 Days to 1 Week	—	—	—	—

4. > 1 Week to 1 Month	—	—	—	—

5. > 1 Month to 3 Months	—	—	—	—

6. > 3 Months to 1 Year	—	—	—	—

7. > 1 Year	—	—	—	—

b. Ending Balance

1. Open - No Maturity	$—	$—	$—	$20

2. Overnight	—	—	—	—

3. 2 Days to 1 Week	—	—	—	—

4. > 1 Week to 1 Month	—	—	—	—

5. > 1 Month to 3 Months	—	—	—	—

6. > 3 Months to 1 Year	—	—	—	—

7. > 1 Year	—	—	—	—

The Company had no securities sold and/or acquired under Repo that resulted in default at December 31, 2024 and December 31, 2023.

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Collateral Received – Secured Borrowing:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Cash	$—	$—	$—	$—

2. Securities (FV)	—	—	—	21

b. Ending Balance

1. Cash	$—	$—	$—	$—

2. Securities (FV)	—	—	—	21

Cash and Non-Cash Collateral Received – Secured Borrowing by NAIC Designation:

(in millions)	1 NONE	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance

a. Cash	$—	$—	$—	$—

b. Bonds - FV	—	21	—	—

c. LB & SS - FV	—	—	—	—

d. Preferred Stock - FV	—	—	—	—

e. Common Stock	—	—	—	—

f. Mortgage Loans - BACV	—	—	—	—

g. Mortgage Loans - FV	—	—	—	—

h. Real Estate - FV	—	—	—	—

i. Derivatives - FV	—	—	—	—

j. Other Invested Assets - FV	—	—	—	—

k. Total Assets - FV	—	21	—	—
	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Does Not Qualify As Admitted

Ending Balance

a. Cash	$—	$—	$—	$—

b. Bonds - FV	—	—	—	—

c. LB & SS - FV	—	—	—	—

d. Preferred Stock - FV	—	—	—	—

e. Common Stock	—	—	—	—

f. Mortgage Loans - BACV	—	—	—	—

g. Mortgage Loans - FV	—	—	—	—

h. Real Estate - FV	—	—	—	—

i. Derivatives - FV	—	—	—	—

j. Other Invested Assets - FV	—	—	—	—

k. Total Assets - FV	—	—	—	—

36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

(in millions)	Fair Value

a. Overnight and Continuous	$21

b. 30 Days or Less	—

c. 31 to 90 Days	—

d. > 90 Days	—

6 RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,

(in millions)	2024	2023

On deposit with states	$47	$47

Collateral held on securities lending	2,279	—

FHLB stock and collateral pledged	6,649	6,938

Subject to reverse repurchase agreements	20	—

Subject to repurchase agreements	231	1,618

Collateral for derivatives	651	1,412

Guaranteed interest contracts	68	66

Other restricted assets	1,528	985
Total	$11,473	$11,066

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan- to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date

December 31, 2024

In general account:

RMBS	$686	$666	$771	$(14)

CDOs	68	82	81	—
Total subprime exposure	$754	$748	$852	$(14)

December 31, 2023

In general account:

RMBS	$810	$791	$903	$(14)

CDOs	101	117	113	—
Total subprime exposure	$911	$908	$1,016	$(14)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of guaranteed minimum withdrawal benefits (“GMWB”) riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21.

Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

At December 31, 2024 and 2023, fair value of the derivatives was a liability of $10 million and $455 million, full contract fair value was an asset of $59 million and a liability of $1 billion and hedge target fair value was a liability of $88 million and $963 million. For the year ended December 31, 2024 and 2023, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $42 million and a realized loss of $193 million, respectively. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2024 and 2023, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred asset of $1.5 billion and deferred asset $1.1 billion, respectively. For the years ended December 31, 2024 and 2023, amortization was a realized loss of $137 million and a realized loss of $93 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/ liabilities are being amortized over 10 years.

The Company designates, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designates certain interest rate swaps as effective cash flow hedges of floating-rate investment assets. Derivatives not designated for hedge accounting are accounted for at fair value, and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $40 million in 2024, an unrealized capital gain of $167 million in 2023 and an unrealized capital gain of $478 million in 2022, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2024, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2024, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $1,345 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2024			December 31, 2023
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$22,131	$1,551	$1,551	$25,958	$1,808	$1,808
Foreign exchange contracts	12,862	915	877	6,641	679	679
Equity contracts	60,862	4,257	4,256	104,770	5,372	5,371
Other contracts	14	—	—	14	—	—
Derivative assets, gross	95,869	6,723	6,684	137,383	7,859	7,858
Counter party netting*	—	(4,944)	(4,944)	—	(5,975)	(5,975)
Derivative assets, net	$95,869	$1,779	$1,740	$137,383	$1,884	$1,883
Liabilities:
Interest rate contracts	$34,293	$1,737	$2,111	$31,308	$2,070	$2,063
Foreign exchange contracts	3,197	243	260	9,001	453	467
Equity contracts	39,350	3,085	3,085	43,063	4,403	4,403
Other contracts	45	2	2	47	2	2
Derivative liabilities, gross	76,885	5,067	5,458	83,419	6,928	6,935
Counter party netting*	—	(4,944)	(4,944)	—	(5,975)	(5,975)
Derivative liabilities, net	$76,885	$123	$514	$83,419	$953	$960

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2024		December 31, 2023
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$6,723	$5,067	$7,859	$6,927
Amount offset	(4,944)	(4,944)	(5,975)	(5,975)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$1,779	$123	$1,884	$952

41

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2024		December 31, 2023

(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$22,131	2064	$25,958	2056
Foreign exchange contracts	12,862	2063	6,641	2061
Equity contracts	60,862	2030	104,770	2028
Credit contracts	—	—	—	—
Other contracts	14	2053	14	2053
Derivative liabilities:
Interest rate contracts	34,293	2071	31,308	2071
Foreign exchange contracts	3,197	2061	9,001	2063
Equity contracts	39,350	2030	43,063	2025
Other contracts	45	2042	47	2042

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $991.6 million and $829.4 million at December 31, 2024 and 2023, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

43

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

45

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2024
Assets at fair value:
Bonds
All Other Government					—
Industrial and miscellaneous	—	16	7	—	23
Bank loans	—	—	—	—	—
Total bonds	—	16	7	—	23
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	1,239	312	—	1,551
Foreign exchange contracts	—	872	—	—	872
Equity contracts	1	3,686	569	—	4,256
Other Contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative assets	1	5,797	881	(4,944)	1,735
Separate account assets	47,053	1,468	—	—	48,521
Total assets at fair value	$47,058	$7,281	$889	$(4,944)	$50,284
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,737	$—	$—	$1,737
Foreign exchange contracts	—	230	—	—	230
Equity contracts	7	3,066	12	—	3,085
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative liabilities	7	5,033	14	(4,944)	110
Total liabilities at fair value	$7	$5,033	$14	$(4,944)	$110
December 31, 2023
Assets at fair value:
Bonds
All Other Government	—	—	—	—	$—
Industrial and miscellaneous	$—	$14	$6	$—	$20
Total bonds	—	14	6	—	20
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Common stock Industrial and miscellaneous	—	—	—	—	—
Mutual funds	1	—	—	—	1
Total common stock	1	—	—	—	1
Derivative assets:
Interest rate contracts	—	1,401	408	—	1,809
Foreign exchange contracts	—	679	—	—	679
Equity contracts	6	4,665	700	—	5,371
Other Contracts	—		—	—	—
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative assets	6	6,745	1,108	(5,975)	1,884
Separate account assets	45,987	1,426	—	—	47,414
Total assets at fair value	$45,998	$8,185	$1,115	$(5,975)	$49,324
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,070	$—	$—	$2,070
Foreign exchange contracts	—	414	—	—	414
Equity contracts	2	4,336	65	—	4,403
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative liabilities	2	6,820	67	(5,975)	914
Total liabilities at fair value	$2	$6,820	$67	$(5,975)	$914

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

46

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2022	$11	$6	$—	$410	$427	$22
Total realized/unrealized capital gains or losses:
Included in net (loss) income	13	—	—	(232)	(219)	(29)
Included in surplus	(11)	(1)	—	(214)	(226)	(22)
Purchases, issuances and settlements	(44)	2	1	565	524	45
Transfers into Level 3	73	—	1	—	74	—
Transfers out of Level 3	(39)	—	—	—	(39)	—
Balance, December 31, 2022	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(28)	—	—	153	125	(3)
Included in surplus	30	—	(3)	(259)	(232)	(77)
Purchases, issuances and settlements	(16)	—	—	(121)	(137)	27
Transfers into Level 3	28	—	4	—	32	—
Transfers out of Level 3	(12)	—	—	—	(12)	—
Balance, December 31, 2024	$8	$1	$1	$881	$891	$14

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2024 and 2023, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2024 and 2023 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2024.

47

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2024
Derivative assets at fair value	1	5,797	881	6,679
Derivative liabilities at fair value	(7)	(5,033)	(14)	(5,054)

December 31, 2023
Derivative assets at fair value	$6	$6,745	$1,108	$7,859
Derivative liabilities at fair value	(2)	(6,820)	(67)	(6,889)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2024

Assets:

Bonds	$107,959	$117,020	$9	$84,314	$23,636

Preferred stocks	159	156	—	159	—

Common stocks	208	208	—	208	—

Cash, cash equivalents and short-term investments	731	731	531	200	—

Mortgage loans	34,031	36,078	—	—	34,031

Contract loans	1,144	1,144	—	—	1,144

Derivatives	(399)	31		(399)

Receivables for securities	86	86	—	86	—

Separate account assets	16,880	25,766	—	16,880	—

Liabilities:

Policy reserves and contractual liabilities	17,668	17,617	—	58	17,610

Derivatives	—	—	—	—	—

Payable for securities	309	309	—	309	—

Payable for securities lending	2,284	2,284	—	2,284	—

December 31, 2023

Assets:

Bonds	$102,685	$112,112	$22	$84,726	$17,937

Preferred stocks	79	76	—	79	—

Common stocks	196	196	—	196	—

Cash, cash equivalents and short-term investments	900	900	778	122	—

Mortgage loans	27,861	29,652	—	—	27,861

Contract loans	1,157	1,157	—	—	1,157

Derivatives	(46)	(39)		(46)

Receivables for securities	100	100	—	100	—

Separate account assets	19,068	21,379	—	19,068	—

Liabilities:

Policy reserves and contractual liabilities	13,330	13,439	—	79	13,251

Derivatives	—	—		—

Payable for securities	182	182	—	182	—

48

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2024	2023
Life insurance	$42,136	$41,544
Annuities (excluding supplementary contracts with life contingencies)	104,975	95,144
Supplementary contracts with life contingencies	377	371
Accidental death benefits	14	15
Disability - active lives	27	29
Disability - disabled lives	206	208
Excess of VM-21 reserves over basic reserves	2	111
Deficiency reserves	1,075	1,180
Other miscellaneous reserve	1,012	1,065
Gross life and annuity reserves	149,824	139,667
Reinsurance ceded	(37,288)	(25,967)
Net life and annuity reserves	112,536	113,700
Accident and health reserves
Unearned premium reserves	6	7
Present value of amounts not yet due on claims	193	192
Additional contract reserves	480	504
Gross accident and health reserves	679	703
Reinsurance ceded	(4)	(6)
Net accident and health reserves	675	697
Aggregate policy reserves	$113,211	114,397

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$54,345	$4,437	$—	$58,782	42.84%

b. At book value less current surrender charge of 5% or more	13,000	—	—	13,000	9.48%

c. At fair value	1	32	31,079	31,112	22.68%

d. Total with market adjustment or at fair value	67,346	4,469	31,079	102,894	75.00%

e. At book value without adjustment (minimal or no charge or adjustment)	20,170	—	—	20,170	14.70%

(2) Not subject to discretionary withdrawal	14,041	—	96	14,137	10.30%
(3) Total (gross: direct + assumed)	$101,557	$4,469	$31,175	$137,201	100.00%
(4) Reinsurance ceded	11,045	—	—	11,045
(5) Total (net)* (3) - (4)	$90,512	$4,469	$31,175	$126,156
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$3,286	$—	$—	$3,286

49

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$44,316	$3,563	$—	$47,879	38.34%

b. At book value less current surrender charge of 5% or more	10,554	—	—	10,554	8.45%

c. At fair value	—	26	29,877	29,903	23.95%

d. Total with market adjustment or at fair value	54,870	3,589	29,877	88,336	70.74%
e. At book value without adjustment
(minimal or no charge or adjustment)	22,365	—	12	22,377	17.92%
(2) Not subject to discretionary withdrawal	14,102	—	60	14,162	11.34%
(3) Total (gross: direct + assumed)	$91,337	$3,589	$29,949	$124,875	100.00%
(4) Reinsurance ceded	244	—	—	244
(5) Total (net)* (3) - (4)	$91,093	$3,589	$29,949	$124,631
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,966	$—	$—	$2,966

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$140	$49	$—	$189	0.52%

b. At book value less current surrender charge of 5% or more	28	—	—	28	0.08%

c. At fair value	—	—	13,508	13,508	37.26%

d. Total with market adjustment or at fair value	168	49	13,508	13,725	37.86%
e. At book value without adjustment
(minimal or no charge or adjustment)	1,851	—	—	1,851	5.11%

(2) Not subject to discretionary withdrawal	1,776	18,904	—	20,680	57.03%
(3) Total (gross: direct + assumed)	$3,795	$18,953	$13,508	$36,256	100.00%
(4) Reinsurance ceded	69	—	—	69
(5) Total (net)* (3) - (4)	$3,726	$18,953	$13,508	$36,187
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$162	$54	$—	$216	0.63%

b. At book value less current surrender charge of 5% or more	30	—	—	30	0.09%

c. At fair value	—	—	13,681	13,681	39.80%

d. Total with market adjustment or at fair value	192	54	13,681	13,927	40.52%
e. At book value without adjustment (minimal or no charge or adjustment)	2,108	—	—	2,108	6.13%

(2) Not subject to discretionary withdrawal	1,878	16,434	25	18,337	53.35%

(3) Total (gross: direct + assumed)	$4,178	$16,488	$13,706	$34,372	100.00%
(4) Reinsurance ceded	65	—	—	65
(5) Total (net)* (3) - (4)	$4,113	$16,488	$13,706	$34,307
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

50

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%

d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment
(minimal or no charge or adjustment)	520	—	—	520	2.86%

(2) Not subject to discretionary withdrawal	17,616	—	72	17,688	97.14%
(3) Total (gross: direct + assumed)	$18,136	$—	$72	$18,208	100.00%
(4) Reinsurance ceded	1,344	—	—	1,344
(5) Total (net)* (3) - (4)	$16,792	$—	$72	$16,864
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%

d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment
(minimal or no charge or adjustment)	537	—	8	545	3.87%

(2) Not subject to discretionary withdrawal	13,495	—	54	13,549	96.13%
(3) Total (gross: direct + assumed)	$14,032	$—	$62	$14,094	100.00%
(4) Reinsurance ceded	17	—	—	17
(5) Total (net)* (3) - (4)	$14,015	$—	$62	$14,077
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

51

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - non-guaranteed
	Account	Cash value		Account	Cash value
(in millions)	value		Reserve	value		Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:

(1) Term policies with cash value	$—	$687	$3,245	$—	$—	$—

(2) Universal life	5,276	5,333	6,111	—	—	—

(3) Universal life with secondary guarantees	1,597	1,446	8,347	—	—	—

(4) Indexed universal life	795	726	781	—	—	—

(5) Indexed universal life with secondary guarantees	2,140	1,414	2,365	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	2,168	8,571	9,811	1,824	1,824	1,824

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	114	106	155	1,822	1,814	1,806

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values

(1) Term policies without cash value	XXX	XXX	$11,320	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	14	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	27	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	206	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	1,981	XXX	XXX	—

C. Total (gross: direct + assumed)	$12,090	$18,283	$44,364	$3,646	$3,638	$3,630

D. Reinsurance ceded	7,039	10,245	26,174	—	—	—

E. Total (net) (C) - (D)	$5,051	$8,038	$18,190	$3,646	$3,638	$3,630

52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

	December 31, 2023
	General Account			Separate Account - non-guaranteed
	Account	Cash value	Reserve	Account	Cash value	Reserve
(in millions)	value			value
A. Subject to discretionary withdrawal,
surrender values, or policy loans:

(1) Term policies with cash value	$—	$642	$3,239	$—	$—	$—

(2) Universal life	5,478	5,499	6,238	—	—	—

(3) Universal life with secondary guarantees	1,641	1,453	7,987	—	—	—

(4) Indexed universal life	743	665	730	—	—	—

(5) Indexed universal life with secondary guarantees	1,833	1,187	1,842	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	2,183	8,605	9,854	1,760	1,760	1,760

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	113	103	140	1,649	1,642	1,636

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values

(1) Term policies without cash value	XXX	XXX	$11,514	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	15	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	29	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	208	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	2,200	XXX	XXX	—

C. Total (gross: direct + assumed)	$11,991	$18,154	$43,996	$3,409	$3,402	$3,396

D. Reinsurance ceded	6,979	10,192	25,651	—	—	—

E. Total (net) (C) - (D)	$5,012	$7,962	$18,345	$3,409	$3,402	$3,396

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

General account reserves of $71 million and $13 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

53

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2024		December 31, 2023
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$45,316	$—	$44,445	$—
Variable life	3,206	—	2,969	—
Bank-owned life insurance – hybrid	464	—	503	—
Deferred annuities with MVA features	300	—	401	—
Pension risk transfer annuities	20,800	—	18,022	—
Annuities with MVA features	—	4,122	—	2,427
Fixed annuities excess interest adjustment features	—	9	—	25
Registered index-linked annuities	—	70	—	—
Total	$70,086	$4,201	$66,340	$2,452

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2024 and 2023 is $4.5 billion and $5.4 billion, respectively.

The separate account business seed money balances were $7 million and $6 million at December 31, 2024 and 2023, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2024	$445	$42
2023	558	65
2022	596	64
2021	539	36
2020	450	43

54

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$737	$—	$176	$4,117	$5,030
Reserves for accounts with assets at:
Market value	$—	$—	$—	$47,778	$47,778
Amortized costs	3,056	20,094	806	—	23,956
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$3,056	$17,791	$806	$—	$21,653
At market value	—	—	—	47,706	47,706
Subtotal	3,056	17,791	806	47,706	69,359
Not subject to discretionary withdrawal	—	2,303	—	72	2,375
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized costs	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
December 31, 2022
Premiums, considerations or deposits	$434	$—	$41	$4,964	$5,439
Reserves for accounts with assets at:
Market value	$—	$—	$—	$44,187	$44,187
Amortized costs	2,071	11,613	385	—	14,069
Total reserves	$2,071	$11,613	$385	$44,187	$58,256
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,071	$11,154	$385	$—	$13,610
At market value	—	—	—	44,094	44,094
Subtotal	2,071	11,154	385	44,094	57,704
Not subject to discretionary withdrawal	—	458	—	93	551
Total reserves	$2,071	$11,612	$385	$44,187	$58,255

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2024	2023	2022
Transfers to separate accounts	$5,030	$7,578	$5,439
Transfers from separate accounts	(6,859)	(5,500)	(4,330)
Net transfers to (from) separate accounts	(1,829)	2,078	1,109
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$(1,829)	$2,078	$1,109

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include GMWB and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of cash surrender value were $2.0 million and $103.1 million at December 31, 2024 and 2023, respectively.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2024, 2023 and 2022, respectively. Policyholder dividends for the years ended December 31, 2024, 2023 and 2022 were $17 million, $13 million, and $10 million, respectively.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration

(before deduction for amounts non-admitted):

	December 31, 2024		December 31, 2023
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$30	$30	$22	$22
Ordinary renewal	(450)	20	(503)	39
Group life	(1)	(1)	(1)	(1)
Total	$(421)	$49	$(482)	$60

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2024, 2023 and 2022 were $2.1 billion, $4.9 billion and $24.5 billion, respectively. Reinsurance premiums ceded in 2024, 2023 and 2022 were $12.7 billion, $2.5 billion and $2.7 billion, respectively.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Additionally, reserves on reinsurance assumed were $11.2 billion and $9.8 billion at December 31, 2024 and 2023, respectively. The reserve credit taken on reinsurance ceded was $38.6 billion and $26.0 billion at December 31, 2024 and 2023, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2024 and 2023, the Company’s reinsurance recoverables were $263 million and $251 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The Company previously entered into a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, under which the Company ceded blocks of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. Effective December 31, 2016, the Company recaptured certain term and universal life policies that had been ceded to AGC Life and concurrently amended and restated the July 1, 2016 reinsurance treaty (the “A&R Treaty”) with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional current assumption universal life on a yearly renewable term basis.

Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	March 31, 2023 Recapture from AGC Life	March 31, 2023 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$1,538	$(1,738)	$(200)

Commissions on reinsurance ceded	(1,054)	1,054	—

Reserve adjustments on reinsurance ceded	(484)	—	(484)

Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)

Federal income tax expense (benefit)	(221)	221	—

Net income	$(833)	$833	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The

57

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30, 2023 Recapture from AGC Life	Sept 30, 2023 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$2,092	$(2,035)	$57

Commissions on reinsurance ceded	(939)	939	—

Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)

Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)

Federal income tax expense (benefit)	(197)	197	—

Net Income	$(742)	$742	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$253	$253

The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1, 2023 Recapture from AGC Life

Increase (Decrease)

Summary Of Operations

Premiums	$129

Commissions on reinsurance ceded	(83)

Reserve adjustments on reinsurance ceded	(46)

Total Revenue	$—

Increase in aggregate reserves for life contracts	$83

Federal income tax expense (benefit)	(17)

Net Income	$(66)

The coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $6 million, $63 million (excluding the impact of recaptures) and $91 million in 2024, 2023 and 2022, respectively.

The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity business are ceded to the Company. At December 31, 2024 and 2023, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $17.7 billion and $19.9 billion, respectively. In 2024, 2023 and 2022, the agreement increased the Company’s pre-tax earnings by $278 million, $319

58

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

million and $120 million, respectively. Related to the agreement, included within Other income are assumed expense risk charges of $449 million, $393 million and $88 million for 2024, 2023 and 2022, respectively.

As of December 31, 2024 and 2023, $21 billion and $22 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.

The Company has an annuity coinsurance/modified coinsurance agreement with Corebridge Bermuda in which Corebridge Bermuda reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2024 and 2023, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $3.4 billion and $4.1 billion, respectively. In each of 2024, 2023 and 2022, the agreement decreased the Company’s pre-tax earnings by $1 million.

In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023. The agreement was accounted for on a prospective basis from January 1, 2024 and the impact of the agreement as of December 31, 2024 is below.

Cession to
(in millions)	Corebridge Bermuda

Increase (Decrease)

Summary of Operations

Premiums	$(9,327)

Commissions and expense allowances on reinsurance ceded	481

Total Revenue	(8,846)

Annuity benefits	(34)

Surrender benefits and withdrawals for life contracts	(69)

Change in reserves	(10,245)

Interest on funds withheld	266

Net gain from operations before federal income taxes	$1,236

59

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025. The impact of the agreement as of December 31, 2024 is below.

Cession to
(in millions)	Corebridge Bermuda

Increase (Decrease)

Summary of Operations

Premiums	$(688)

Commissions and expense allowances on reinsurance ceded	31

Total Revenue	(657)

Change in reserves	(687)

Net gain from operations before federal income taxes	$30

Capital and Surplus Account

Change in surplus as a result of reinsurance	$118

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. On December 23, 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published technical corrections to the proposed regulations that would address the application of CAMT, which were published in September 2024. The technical corrections were open to public comment through January 16, 2025, and certain specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$3,703	$1,976	$5,679	$3,478	$1,993	$5,471	$225	$(17)	$208
Statutory valuation allowance adjustment	—	159	159	—	183	183	—	(24)	(24)
Adjusted gross DTA	3,703	1,817	5,520	3,478	1,810	5,288	225	7	232
DTA non-admitted	2,286	1,817	4,103	2,195	1,810	4,005	91	7	98
Net admitted DTA	1,417	—	1,417	1,283	—	1,283	134	—	134
DTL	122	—	122	119	—	119	3	—	3
Total	$1,295	$—	$1,295	$1,164	$—	$1,164	$131	$—	$131

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Admission calculation components

SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,295	—	1,295	1,164	—	1,164	131	—	131

1. Adjusted gross DTA expected to be realized following the reporting date	1,295	—	1,295	1,164	—	1,164	131	—	131

2. Adjusted gross DTA allowed per limitation threshold	—	—	1,311	—	—	1,164	—	—	147

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	122	—	122	119	—	119	3	—	3

DTA admitted as the result of application of SSAP 101	$1,417	$—	$1,417	$1,283	$—	$1,283	$134	$—	$134

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2024		2023
Ratio percentage used to determine recovery period and threshold limitation amount	734	%	700	%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$8,738		$7,759

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s tax planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

61

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax expense

Federal	$451	$(52)	$518

Foreign	—	—	—

Subtotal	451	(52)	518
Federal income tax on net capital gains (losses)	(260)	(170)	(397)
Federal income tax incurred	191	(222)	121

	Years Ended December 31,
(in millions)	2024	2023	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$1,668	$1,644	$24

Investments	184	223	(39)

Deferred acquisition costs	1,301	1,133	168

Fixed assets	411	401	10

Policyholder Dividend Accruals	4	4	—

Compensation and benefits accrual	39	42	(3)

Tax credit carryforward	—	—	—

Net operating loss carry-forward	1	1	—

Other (including items less than 5% of total ordinary tax assets)	95	30	65
Subtotal	3,703	3,478	225

Non-admitted	2,286	2,195	91
Admitted ordinary deferred tax assets	1,417	1,283	134
Capital:
Investments	1,708	1,993	(285)
Net capital loss carryforward	268	—	268

Subtotal	1,976	1,993	(17)

Statutory Valuation Adjustment	159	183	(24)
Non-admitted	1,817	1,810	7
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,417	1,283	134
Deferred tax liabilities:

Ordinary:

Deferred and uncollected premium	51	56	(5)

Policyholder reserves	15	62	(47)

Other (including items less than 5% of total ordinary tax liabilities)	56	1	55
Subtotal	122	119	3
Capital:

Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	122	119	3
Net deferred tax assets	$1,295	$1,164	131

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

(in millions)	Years Ended December 31,		Change
	2024	2023
Total adjusted deferred tax assets	$5,520	$5,288	$232
Total deferred tax liabilities	122	119	$3
Net adjusted deferred tax assets	$5,398	$5,169	$229
Tax effect of unrealized gains (losses)			(88)
Change in net deferred income tax			141

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2024		December 31, 2023		December 31, 2022

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

Income tax expense at applicable rate	$341	$21.0%	$(16)	21.0%	$191	21.0%

Change in valuation adjustment	(24)	$(1.5)	(120)	154.8	303	33.2

Disregarded entities	(3)	$(0.2)	1	(1.2)	(56)	(6.2)

Amortization of interest maintenance reserve	(183)	$(11.3)	(82)	105.5	(97)	(10.4)

Surplus adjustments	17	$1.1	50	(65.0)	(38)	(4.2)

Dividend received deduction	(22)	$(1.4)	(26)	33.2	(14)	(1.6)

Prior year return true-ups and adjustments	(89)	$(5.5)	(84)	108.5	(25)	(2.8)

Other permanent adjustments	(27)	$(1.6)	(3)	3.8	(8)	(0.9)

Change in non-admitted assets	43	$2.8	10	(12.7)	8	0.9

LTIP shortfall deduction	(3)	$(0.2)	(8)	10.7	(4)	(0.4)

Separation adjustment on pensions	$—	$—	$—	—	$(99)	(10.9)

Statutory income tax expense (benefit)	$50	$3.2%	$(278)	358.6%	$161	17.7%

Federal income taxes incurred	$191	$11.8%	$(222)	286.4%	$121	13.3%

Change in net deferred income taxes	(141)	$(8.6)	(56)	72.2	40	4.4

Total statutory income taxes	$50	$3.2%	$(278)	358.6%	$161	17.7%

At December 31, 2024, the Company had no foreign tax credit carryforwards.

At December 31, 2024, the Company had U.S federal operating loss carryforwards of $0.7 million.

At December 31, 2024, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$268
Total	$268

At December 31, 2024, the Company had no alternative minimum tax credits.

At December 31, 2024, the Company had no general business credit carryforwards.

At December 31, 2024, the Company had no CAMT credits.

63

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2022	$—
2023	—
2024	—
Total	$—

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.7 billion and concluded that $159 million valuation allowance was required at December 31, 2024. The Company had concluded that $183 million valuation allowance was required on the DTAs of $5.5 billion at December 31, 2023.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2024	2023
Gross unrecognized tax benefits at beginning of year	$7	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	(7)	—
Gross unrecognized tax benefits at end of year	$—	$7

At December 31, 2024 and 2023, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $0.2 million and $7 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2023, the Company had accrued $(0.1) million for the payment of interest (net of the federal benefit) and penalties. In 2024 and 2023, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2024, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2008-2023 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2024.

The Company joined with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

64

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2024, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2025 is $1,586 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2024, some or all of the dividends estimated to be ordinary in 2024 may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

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Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2024, 2023 and 2022:

Date	Type	Cash or Non-cash	Amount (in millions)
2024
June 26, 2024	Extraordinary	Cash	$200
September 23, 2024	Extraordinary	Cash	357
September 23, 2024	Ordinary	Cash	193
December 23, 2024	Extraordinary	Cash	408
December 23, 2024	Ordinary	Cash	142

2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20, 2023	Ordinary	Cash	481
December 20, 2023	Extraordinary	Cash	19

2022
March 28, 2022	Ordinary	Cash	$400
June 24, 2022	Ordinary	Cash	400

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2024.

The following table summarizes the Company’s surplus notes issued and outstanding at December 31, 2024.

(in millions)

1	2	3	4	5	6	7	8

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/ Or Principal
1	10/28/2024	5.725%	$ 500	YES	$ —	$ 500	$ —

1	9	10	11	12	13	14
Item Number	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal paid	Life-To-Date Principal Paid	Date To Maturity
1	$ 5	$ 5	$ —	$ —	$ —	10/28/2027

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1	15	16	17	18	19

Item Number	Are Surplus Note Payments contractually Linked? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party( Y/N)	Type of Assets Received Upon Issuance

1	NO	NO	NO	YES	N/A

1	20	21	22
Item Number	Principal Amount of Amounts Received under Issuance	Book/Adjusted Carry Value of Asset	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
1	N/A	N/A	NO

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company with cash. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.

The surplus notes are subordinate in right of payment to the claims of policyholders, claimants and beneficiaries and to all other classes of creditors.

Each payment of principal and interest on the surplus notes may be made only with the prior approval of the Commissioner.

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored U.S. defined benefit pension plans until the Corebridge IPO on September 19, 2022. The Company received an allocation of the Company’s share of expenses.

Prior to August 22, 2022, AIG provided post-employment medical and life benefits for certain retired employees (the “Benefits”). Since August 22, 2022, the Benefits are provided by Corebridge with certain limited exceptions. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2024	2023	2022
Defined benefit plans	$—	$7	$(9)
Postretirement medical and life insurance plans	—	—	1
Total	$—	$7	$(8)

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Defined Contribution Plan

The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $26 million, $23 million and $28 million in 2024, 2023 and 2022, respectively.

Share-based and Deferred Compensation Plans

The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s 2023 LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: restricted stock units (“RSUs”) or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $26 million, $23 million and $31 million for the years ending December 31, 2024, 2023 and 2022, respectively, on the grant date of the awards.

20. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2024 is $1.7 billion.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2024	2023
Membership stock - Class B	$7	$7
Activity stock	181	183
Excess stock	20	5
Total	$208	$195

Actual or estimated borrowing capacity as determined by the insurer	$6,132	$6,536

The Company did not hold any Class A at December 31, 2024 or 2023.

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The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$6,649	$5,939	$6,938	$6,239

Maximum amount pledged during reporting period	6,893	6,211	7,070	6,098

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2024	2023
Amount outstanding	$4,423	$4,475
Maximum amount borrowed during reporting period	$4,475	$4,475

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2024 or 2023.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts

10-year floating rate	February 15, 2018	$1,148

10-year floating rate	February 15, 2018	1,277

10-year floating rate	February 15, 2018	175

10-year floating rate	February 6, 2018	87

10-year floating rate	January 25, 2018	31

10-year floating rate	January 31, 2017	67

10-year floating rate	January 12, 2017	57

10-year floating rate	June 14, 2016	254

5-year fixed rate	August 25, 2022	300

5-year fixed rate	March 01, 2023	506

5-year fixed rate	September 12, 2023	521

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and at

December 31, 2024 and $2.9 billion at December 31, 2023. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2024, $1.5 billion are currently expected to expire in 2025, and the remainder by 2030 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2024 and 2023, the Company had $2.1 billion and $2.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of

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the total current commitments, $1.0 billion are expected to expire in 2025 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2024, the future minimum lease payments under the operating leases are as follows:

(in millions)
2025	$6
2026	6
2027	3
2028	2
2029	1
Thereafter	3
Total	$21

Rent expense was $16 million, $15 million and $16 million in 2024, 2023 and 2022, respectively.

Contingencies

Legal Matters

Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company has disputed, and expects to continue disputing, any requested rate increases under these agreements. Certain reinsurers may send rate increases in the future and those may result in arbitration. To the extent reinsurers seek retroactive premium increases, the Company’s practice is to assess and accrue its current estimate of probable loss with respect to these matters.

The Company continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code, which was instituted against the Company on July 18, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period following non-payment of premium during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The plaintiff contends the Company did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. The Company asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held that a trial was necessary to determine whether the Company was liable on the plaintiff’s breach of contract claim, and it denied class certification. In May 2023, the case was reassigned to a new judge. On August 14, 2023, the District Court granted the plaintiff’s motion for summary judgment on the plaintiff’s breach of contract claim. On September 26, 2023, the District Court decided that good cause exists to allow the plaintiff to file a third motion for class certification. At the same time, however, the District Court certified its August 14, 2023 order for interlocutory appeal to the Ninth Circuit and stayed trial court proceedings pending the outcome of the Company’s appeal. The Ninth Circuit granted the Company’s petition for interlocutory appeal on November 21, 2023, which remains pending. The Company filed its opening brief on April 15, 2024. The Ninth Circuit granted the plaintiff’s third request for an extension of time to file an answering brief, which the plaintiff filed on July 22, 2024, and the Company filed its reply on September 11, 2024. On August 13, 2024, the plaintiff filed a motion with the Ninth Circuit to certify a question regarding the interpretation of the California statute – namely, whether an insured can terminate an insurance policy without having complied with the notice and grace period requirements of the California statute. The Company opposed the plaintiff’s motion on August 23, 2024, arguing that there was no basis for certification and disagreeing with the plaintiff’s claimed issue for review. While the Moriarty appeal was pending, the Ninth Circuit issued a published decision in Small v. Allianz Life Insurance Co. of North America, a related case presenting a substantially identical issue. The Ninth Circuit’s decision in Small squarely rejected the theory that the plaintiffs had advanced in that case and in Moriarty and embraced the argument, made by insurers, that any policyholder or beneficiary suing based on supposed breaches of Sections 10113.71 and 10113.72 must prove that the breaches actually caused them harm, for instance by resulting in missed payments or the lapse of the policy. On January 6, 2025, the parties in Moriarty, at the Ninth Circuit’s request, submitted simultaneous supplemental briefing on Small’s effect on the litigation, with the Company taking the position that Small fully disposes of the appeal in its favor and requires vacatur of the summary-judgment order in the plaintiff’s favor. The plaintiff in Small filed a petition for panel rehearing and rehearing en banc on January 23, 2025. The Ninth Circuit denied the Small petition for rehearing (without any judge calling for a vote) on February 19, 2025, and the mandate in that case issued

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on February 27, 2025. On March 4, 2025, the panel in Moriarty issued a memorandum disposition without hearing oral argument, vacating the district court’s summary judgment order and remanding for further proceedings. The panel’s short opinion principally relies on the Ninth Circuit’s decision in Small. The panel also denied the plaintiff’s request to certify a question to the California Supreme Court. On March 11, 2025, the plaintiff sought and obtained a 21-day extension of her deadline to file a petition for panel rehearing or rehearing en banc. That petition is now due on April 8, 2025. The plaintiff has indicated that she principally intends to (as the plaintiff did in Small) ask the full Ninth Circuit to grant rehearing only in order to certify a question to the California Supreme Court. In addition, in Pitt v. Metropolitan Tower Life Insurance Co., a case presenting a distinct question about whether the statutes apply to life insurance policies initially issued and delivered in a state other than California, the Ninth Circuit has certified that extraterritoriality question to the California Supreme Court. The plaintiff in Moriarty filed an amicus letter in Pitt urging the California Supreme Court to accept review of that extraterritoriality question, as well as the distinct causation question at issue in Moriarty. The insurer in Pitt has prepared a reply letter urging rejection of that proposal, which was filed on March 24, 2025.

The Company is also defending other actions in California involving similar issues: Allen v. Protective Life Insurance Co. and American General Life Insurance Co. (E.D. Cal.) was filed in state court on September 26, 2022. After being removed to federal court, the plaintiffs filed a motion on August 11, 2023, seeking leave to amend the complaint to add class action allegations against the Company. The case is stayed pending the resolution of appellate proceedings in Moriarty. Koch Family Insurance Trust v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on May 15, 2024, and removed to federal court on June 28, 2024. Wong v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on July 31, 2024, and removed to federal court on September 4, 2024. People of the State of California v. American General Life Insurance Co., et al. (Cal. Superior Court, San Diego County) was filed on October 17, 2024, against the Company, Lincoln Benefit Life Co., Everlake Life Insurance Co., and Transamerica Life Insurance Co., seeking civil penalties and equitable relief under California Business & Professions Code §§ 17200 et seq. The Company negotiated an agreement to acknowledge voluntary acceptance of service on and as of December 13, 2024. On January 27, 2025, the Company filed a demurrer to the complaint. That demurrer is set for a hearing on June 13, 2025.

These cases are in the early stages, and the Company expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same statutes.

The Company has accrued its current estimate of probable loss with respect to these litigation matters.

Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

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timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $39 million and $41 million for GFA at December 31, 2024 and 2023, respectively. The Company has recorded receivables of $73 million and $31 million at December 31, 2024 and 2023, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2024 and 2023. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2024 and 2023, the Company had admitted assets of $49 million and $62 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

22. RELATED PARTY TRANSACTIONS

Affiliate Transactions

In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda, an affiliated insurance company organized under the laws of Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023.

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025.

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.

Corebridge Life Holdings issued two senior promissory notes to the Company in the amount of $150,000,000 and $200,000,000, respectively, in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of the Company, with maturity dates of January 2, 2025 and January 2, 2024, respectively, and original interest rates of 2.52% and 2.40% per year, respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. On August 1, 2023, the guarantee of these promissory notes was novated from AIG to Corebridge. Effective January 2, 2024, Corebridge Life Holdings amended and restated the $200,000,000 promissory note to the Company, extending the note term to January 2, 2029 and updating the interest rate to 5.314%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On January 8, 2024, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2024, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. Effective January 2, 2025 Corebridge Life Holdings amended and restated the $150,000,000 promissory note to the Company, extending the note term to January 2, 2030 and updating the interest

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rate to 5.178%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On November 20, 2024, in recognition of the future extension of the note, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2025, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25.

Effective January 1, 2011, the Company entered into a Reinsurance Agreement with AGC Life pursuant to which certain blocks of life business issued by the Company were ceded to AGC Life. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Commerce and Insurance (“MDCI”). Amendment 29 to the reinsurance agreement was approved by the TDI and MDCI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 was closed to new business as of December 31, 2021. Effective March 31, 2023, the Company recaptured certain XXX business issued from 2017 through 2019 from the treaty and concurrently ceded the business to an external reinsurer. Effective September 30, 2023, the Company recaptured certain AXXX business from the treaty issued from 2017 through 2019 and concurrently ceded the business to an external reinsurer. Effective October 1, 2023, the Company recaptured certain term and universal life business issued from 2020 through 2021 from the treaty.

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. At inception, VALIC ceded $22.9 billion of reserves and received a ceding commission of $1.5 billion from the Company representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, the Company paid a ceding commission and expense allowance to reimburse VALIC for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and VALIC to more efficiently manage the reserve and capital requirements for their VA business.

In December 2022, the Company received capital contributions of $1.9 billion from AGC Life in connection with the Company and VALIC reinsurance transaction.

During the year ended December 31, 2024, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $2 million, $11 million, and $76 million in 2024, 2023 and 2022, respectively. AGLIC Bermuda made distributions to the Company of $0 million in 2024, $738 million in 2023 and $214 million in 2022. Effective May 10, 2024, AGLIC Bermuda was dissolved.

At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.4 million, $71.2 million, $61.3 million, $105.6 million, $48.9 million and $55.9 million respectively.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.9 million, $73.8 million, $73.3 million, $142.1 million, $49.8 million and $83.7 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid

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and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2024 and 2023, the Company did not have a balance outstanding under this facility.

Cut-Through Agreement

The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $280 thousand and $320 thousand for the years ending December 31, 2024 and 2023. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

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Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL Loan Investments Corporation	$24	$—	$24	NA

Corebridge Direct - SER B	2	2	—	NA

Corebridge Direct - SER A	2	2	—	NA

Corebridge Direct - Non Voting	1	1	—	NA

American Gen Annuity Svc Corp	—	—	—	NA

UG Corp Com	—	—	—	NA

AGL Alternative Holdings, LLC	266	—	266	NA

Freshwater RTC Holdings LLC	(2)	—	(2)	NA

SA Affordable Housing LLC	220	—	220	NA

SunAmerica Asset Management LLC	21	—	21	NA

Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA

SunAmerica Investors 3, LP (Whitehouse Hotel LP)	65	—	65	NA

Kite Stratford Owner, LLC	32	—	32	NA

GRE LB Industrial Joint Venture II, LP	32	—	32	NA

Corebridge Europe Real Estate Fund II LR Feeder, LLC	108	—	108	NA

Bayshore PII Company LLC	10	—	10	NA

Corebridge U.S. Real Estate Fund IV Development Sidecar LP	61	—	61	NA

Corebridge U.S. Real Estate Fund III, LP	104	—	104	NA

Corebridge U.S. Real Estate Fund IV, LP	190	—	190	NA

Touchdown MGP, LLC (Varagon Wildfire Direct Management MGP, LLC)	—	—	—	NA

Corebridge Europe Real Estate Fund I S.C.SP	11	—	11	NA

Bayshore Shopping Center JV LLC	21	—	21	NA

Corebridge U.S. Real Estate Fund II, LP	74	—	74	NA

Corebridge REI LB Southeast Industrial Joint Venture, LP.	70	—	70	NA

Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA

Branch Retail Partners II, LP	(3)	—	(3)	NA

Corebridge Bartlett Investor II LLC	1	—	1	NA

Corebridge Papermill Investor II LLC	1	—	1	NA

Corebridge U.S. LT Apartments JV, LP	29	—	29	NA

Total	$1,314	$5	$1,309

75

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL LOAN INVESTMENTS CORPORATION	$69	$—	$69	5/7/2020

AIG Direct - SER B	1	1	—	NA

AIG Direct - SER A	1	1	—	NA

AGLIC INVESTMENTS BERMUDA LTD.	1	—	1	10/3/2020

AIG Direct - NON VOTING	1	1	—	NA

American Gen Annuity Svc Corp	—	—	—	NA

UG Corp COM	—	—	—	NA

AGL Alternative Holdings, LLC	270	—	270

SA Affordable Housing LLC	207	—	207	NA

SunAmerica Asset Management LLC	27	—	27	NA

Corebridge Commercial Real Estate Lending Holdings, LLC	2	—	2	NA

SunAmerica Investors 3, LP	65	—	65	NA

GRE LB Industrial Joint Venture II, LP	33	—	33	NA

Corebridge Europe Real Estate Fund II LR Feeder, LLC	95	—	95	NA

Bayshore PII Company LLC	9	—	9	NA

Corebridge U.S. Real Estate Fund IV Development Sidecar LP	48	—	48	NA

SPAIG North Williams, LLC	(3)	—	(3)	NA

Clinton Grand Holdings LLC	8	—	8	NA

AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	NA

Corebridge U.S. Real Estate Fund III, LP	154	—	154	NA

Corebridge U.S. Real Estate Fund IV, LP	179	—	179	NA

Touchdown MGP, LLC	—	—	—	NA

Corebridge Europe Real Estate Fund I S.C.SP	25	—	25	NA

Bayshore Shopping Center JV LLC	24	—	24	NA

Corebridge U.S. Real Estate Fund II, LP	102	—	102	NA

Corebridge REI LB Southeast Industrial JV LLC	74	—	74	NA

Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA

Branch Retail Partners II, LP	(1)	—	(1)	NA

Corebridge Bartlett Investor II LLC	1	—	1	NA

Corebridge Papermill Investor II LLC	1	—	1	NA

Corebridge U.S. LT Apartments JV, LP	34	—	34	NA
Total	$1,402	$3	$1,399

Operating Agreements

The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $856 million at December 31, 2023.

Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the

76

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

service. The Company was charged $44 million, $48 million and $69 million under such agreements in 2024, 2023 and 2022, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $110 million in 2024, $119 million in 2023 and $112 million in 2022.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, Corebridge Markets, Inc. (See Note 8).

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through March 24, 2025, the date the financial statements were issued.

On March 14, 2025, Corebridge Life Holdings issued a promissory note to the Company in the amount of $250 million in exchange for cash. The promissory note was supported by a guarantee issued by Corebridge for the benefit of the Company, with a maturity date of March 14, 2032 and original interest rate of 5.35% per year.

77

Supplemental Information

78

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2024
Investment income earned:
Government bonds	$52
Other bonds (unaffiliated)	6,013
Bonds of affiliates	18
Preferred stocks (unaffiliated)	11
Common stocks (unaffiliated)	13
Common stocks of affiliates	7
Cash and short-term investments	83
Mortgage loans	1,803
Real estate	17
Contract loans	71
Other invested assets	350
Derivative instruments	64
Miscellaneous income	10
Gross investment income	$8,512

Real estate owned - book value less encumbrances	$89

Mortgage loans - book value:
Commercial mortgages	$25,527
Residential mortgages	9,935
Mezzanine loans	952
Farm Loans	27
Total mortgage loans	$36,441

Mortgage loans by standing - book value:
Good standing	$35,530
Good standing with restructured terms	571
Greater than 90 days delinquent	252
Interest overdue more than 90 days, not in foreclosure	24
Foreclosure in process	64
Total mortgage loans	$36,441

Partnerships - statement value	$6,651

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$439
Common stocks	30

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$7,566
Over 1 year through 5 years	33,741
Over 5 years through 10 years	29,643
Over 10 years through 20 years	20,603
Over 20 years	25,672
Total maturity	$117,225

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$68,096
Class 2	42,674
Class 3	3,679
Class 4	2,337
Class 5	411
Class 6	29
Total by class	$117,226

Total bonds, short-term and cash equivalent bond investments publicly traded	47,972
Total bonds, short-term and cash equivalent bond investments privately traded	69,273

Preferred stocks - statement value	$160
Common stocks - market value	234
Short-term investments - book value	200
Cash equivalents - book value	373
Options, caps and floors owned - statement value	1,481
Collar, swap and forward agreements open - statement value	181
Futures contracts open - current value	(6)
Cash on deposit	158

79

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2024
Life insurance in-force:
Industrial	$679
Ordinary	89,638
Credit	—
Group	3,339

Amount of accidental death insurance in-force under ordinary policies	4,359

Life insurance policies with disability provisions in-force:
Industrial	192
Ordinary	36,710
Group life	29

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	458
Income payable	244

Ordinary - involving life contingencies:
Amount on deposit	370
Income payable	79

Group - not involving life contingencies:
Amount on deposit	1

Annuities:
Ordinary:
Immediate - amount of income payable	$1,430
Deferred, fully paid - account balance	81,004
Deferred, not fully paid - account balance	37,018

Group:
Amount of income payable	688
Fully paid - account balance	588
Not fully paid - account balance	15,027

Accident and health insurance - premiums in-force:
Other	$59
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$13,001
Dividend accumulations - account balance	470

Claim payments in 2024
Group accident & health:
2024	$—
2023	3
2022	—
2021	—
2020	—
Prior	172

Other accident & health:
2024	1
2023	14
2022	1
2021	(79)
2020	(57)
Prior	414

80

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2024

(in millions)

1. The Company’s total admitted assets as of December 31, 2024 are $246.5 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2024 are $172 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets

a. Carlyle Group	OIA	$1,492	0.90%

b. Senior Direct Lending Program LLC	BONDS	1,273	0.70

c. AIG Global Real Estate Investment Corp	OIA	728	0.40

d. Microsoft Corporation	BONDS	605	0.40

e. Exelon Corporation	BONDS	578	0.30

f. Amazon.com, Inc.	BONDS	514	0.30

g. Duke Energy Corporation	BONDS	467	0.30

h. Southern Company, The	BONDS	444	0.30

i. American Electric Power Company, Inc.	BONDS	411	0.20

j. Sempra Energy	BONDS	408	0.20

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$68,096	39.50%	P/RP - 1	$156	0.10%
NAIC - 2	42,674	24.80	P/RP - 2	4	—
NAIC - 3	3,679	2.10	P/RP - 3	—	—
NAIC - 4	2,337	1.40	P/RP - 4	—	—
NAIC - 5	411	0.20	P/RP - 5	1	—
NAIC - 6	29	—	P/RP - 6	—	—

4. Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$28,673	16.60%
b. Foreign currency denominated investments	12,588	7.30
c. Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$26,564	15.40%
b. Countries rated NAIC - 2	1,568	0.90
c. Countries rated NAIC - 3 or below	540	0.30

81

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$6,657	3.90%
Country 2: Cayman Islands	3,909	2.30
b. Countries rated NAIC - 2
Country 1: Mexico	512	0.30
Country 2: Indonesia	242	0.10
c. Countries rated NAIC - 3 or below
Country 1: Colombia	161	0.10
Country 2: British Virgin Islands	87	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$12,588	7.30%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$12,584	7.30%
b. Countries rated NAIC - 2	3	—
c. Countries rated NAIC - 3 or below	1	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,889	2.80%
Country 2: Ireland	1,934	1.10
b. Countries rated NAIC - 2
Country 1: Peru	3	—
Country 2:	—	—
c. Countries rated NAIC - 3 or below
Country 1: Brazil	1	—
Country 2:	—	—

82

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets

a.	Granite DEBTCO 9 Limited	NAIC 1 - Bonds	$281	0.20%

b.	5555143	MORTGAGE LOAN	263	0.20

c.	5555267	MORTGAGE LOAN	260	0.20

d.	5555184	MORTGAGE LOAN	250	0.10

e.	Greensaif Pipelines Bidco Sarl	NAIC 1 - Bonds	240	0.10

f.	5555239	MORTGAGE LOAN	238	0.10

g.	Silver (BREDS)	Other invested Assest	225	0.10
h.	5555187	MORTGAGE LOAN	218	0.10

i.	5555164	MORTGAGE LOAN	213	0.10

j.	5555261	MORTGAGE LOAN	206	0.10

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,492	0.90%
b.	AIG Global Real Estate Investment Corp	728	0.40
c.	BLACKSTONE GROUP	292	0.20
d.	SUNAMERICA INVESTMENT INC.	240	0.10
e.	Silver (BREDS)	225	0.10
f.	The Spiral	208	0.10
g.	GENERAL ATLANTIC	190	0.10
h.	Think Investments LLC	149	0.10
i.	THOMA BRAVO LLC	137	0.10
j.	TEACHERS INSUR & ANNUITY	116	0.10

83

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,855	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$333	0.20
b.	Silver (BREDS)	225	0.10
c.	The Spiral	208	0.10

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	AIG Global Real Estate Investment Corp	$728	$—	$728
b.	Carlyle Group	1,492	1,492	—
c.	Silver (BREDS)	225	—	225
d.	SUNAMERICA INVESTMENT INC.	240	240	—
e.	BLACKSTONE GROUP	292	292	—
f.	The Spiral	208	—	208
g.	GENERAL ATLANTIC	190	190	—
h.	TEACHERS INSUR & ANNUITY	116	116	—
i.	THOMA BRAVO LLC	137	137	—
j.	Think Investments LLC	149	149	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets

a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%

b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.20

c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	263	0.20

d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	260	0.20

e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	250	0.10

f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555239, ESP	238	0.10

g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002954, NY	236	0.10

h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	221	0.10

i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	218	0.10

j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	213	0.10

84

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$1,578	0.90%
b. Mortgage loans over 90 days past due	277	0.20
c. Mortgage loans in the process of foreclosure	64	—
d. Mortgage loans foreclosed	—	—
e. Restructured mortgage loans	571	0.30

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$48	—%	$996	0.60%	$—	—%
b. 91% to 95%	44	—	70	—	—	—
c. 81% to 90%	605	0.40	1,288	0.70	—	—
d. 71% to 80%	3,245	1.90	3,099	1.80	—	—
e. below 70%	5,994	3.50	21,026	12.20	27	—

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		Quarter	Quarter	Quarter

	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
b. Repurchase agreements	218	0.10	3,067	1,064	4,980
c. Reverse repurchase agreements	20	—	—	—	—
d. Dollar repurchase agreements	—	—	—	—	—
e. Dollar reverse repurchase agreements	—	—	—	—	—

85

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

			Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$879	0.50%	$801	$856	$851
b. Income generation	—	—	—	—	—
c. Replications	—	—	1,000	1,000	2,000
d. Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$112	0.10%	$59	$106	$141
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

86

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2024

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage

Bonds:

U.S. governments	$1,688	1.0	$1,688	$—	$1,688	1.0%

All other governments	1,809	1.1	1,809	$—	1,809	1.1

U.S. states, territories and possessions, etc. guaranteed	188	0.1	188	$—	188	0.1

U.S. political subdivisions of states, territories, and possessions, guaranteed	166	0.1	166	$—	166	0.1

U.S. special revenue and special assessment obligations, etc. non-guaranteed	4,791	2.9	4,791	$—	4,791	2.9

Industrial and miscellaneous	102,779	62.1	102,779	$—	102,779	62.1

Hybrid securities	445	0.3	445	$—	445	0.3

Parent, subsidiaries and affiliates	439	0.3	439	$—	439	0.3

Unaffiliated Bank loans	4,739	2.9	4,739	$—	4,739	2.9

Total long-term bonds	$117,044	70.8	$117,044	$—	$117,044	70.8

Preferred stocks:

Industrial and miscellaneous (Unaffiliated)	$160	0.1	$160	$—	$160	0.1

Parent, subsidiaries and affiliates	—	—	—	$—	—	—

Total preferred stocks	$160	0.1	$160	$—	$160	0.1

Common stocks:

Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—

Industrial and miscellaneous Other (Unaffiliated)	209	0.1	209	$—	209	0.1

Parent, subsidiaries and affiliates Publicly traded	—	—	—	$—	—	—

Parent, subsidiaries and affiliates Other	30	—	25	$—	25	—

Mutual funds	—	—	—	$—	—	—

Total common stocks	$239	0.1	$234	$—	$234	0.1

Mortgage loans:

Farm mortgages	$27	—	$27	$—	$27	—

Residential mortgages	9,935	6.0	9,935	$—	9,935	6.0

Commercial mortgages	25,528	15.4	25,528	$—	25,528	15.4

Mezzanine real estate loans	952	0.6	952	$—	952	0.6

Total valuation allowance	(364)	(0.2)	(364)	$—	(364)	(0.2)

Total mortgage loans	$36,078	21.8	$36,078	$—	$36,078	21.8

Real estate:

Properties occupied by company	$—	—	$—	$—	$—	—

Properties held for production of income	85	0.1	85	$—	85	0.1

Properties held for sale	4	—	4	$—	4	—

Total real estate	$89	0.1	$89	$—	$89	0.1

Cash, cash equivalents and short-term investments:

Cash	$158	0.1	$158	$—	$158	0.1

Cash equivalents	373	0.2	373	$—	373	0.2

Short-term investments	200	0.1	200	$—	200	0.1

Total cash, cash equivalents and short-term investments	731	0.4	731	$—	731	0.4

Contract loans	1,168	0.7	1,144	$—	1,144	0.7

Derivatives	1,779	1.1	1,779	$—	1,779	1.1

Other invested assets	6,566	4.0	6,565	$—	6,565	4.0

Receivables for securities	86	0.1	86	$—	86	0.1

Securities Lending	—	—	—	XXX	XXX	XXX

Other invested assets	1,680	1.0	1,680	$—	1,680	1.0

Total invested assets	$165,620	100.0	$165,590	$—	$165,590	100.0%

87

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

December 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features. Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

88

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (continued)

December 31, 2024

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

89